UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.6%
AAR Corp.	6,304	201,665
Aerojet Rocketdyne Holdings, Inc.*	10,047	181,951
Aerovironment, Inc.*(a)	1,379	36,116
Arconic, Inc.(a)	5,122	116,730
Astronics Corp.*	828	27,167
Astronics Corp., Class B*	296	9,701
B/E Aerospace, Inc.	985	60,548
Boeing Co. (The)	12,608	2,060,399
BWX Technologies, Inc.	1,576	65,388
Curtiss-Wright Corp.	2,758	270,449
Esterline Technologies Corp.*(a)	7,289	624,303
General Dynamics Corp.	5,910	1,070,183
HEICO Corp.(a)	3,349	257,706
Hexcel Corp.(a)	5,910	303,479
Huntington Ingalls Industries, Inc.	2,758	534,942
KLX, Inc.*(a)	13,199	646,619
Kratos Defense & Security Solutions, Inc.*	10,047	82,787
L3 Technologies, Inc.	2,561	406,405
Lockheed Martin Corp.	6,304	1,584,384
Mercury Systems, Inc.*(a)	2,955	99,643
Moog, Inc., Class A*	8,471	557,985
National Presto Industries, Inc.	394	41,922
Northrop Grumman Corp.	4,531	1,037,961
Orbital ATK, Inc.	3,743	325,454
Raytheon Co.	8,274	1,192,780
Rockwell Collins, Inc.(a)	2,561	232,436
Spirit AeroSystems Holdings, Inc., Class A	7,880	473,194
TASER International, Inc.*(a)	4,137	103,342
Teledyne Technologies, Inc.*(a)	2,167	266,259
Textron, Inc.	9,850	466,595
TransDigm Group, Inc.(a)	788	170,523
Triumph Group, Inc.(a)	197	5,270
United Technologies Corp.	20,094	2,203,709

		15,717,995

Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*	15,563	251,031
Atlas Air Worldwide Holdings, Inc.*	10,244	540,371
CH Robinson Worldwide, Inc.(a)	3,940	299,676
Echo Global Logistics, Inc.*	985	23,394
Expeditors International of Washington, Inc.(a)	3,743	194,935
FedEx Corp.	7,092	1,341,168
Forward Air Corp.	2,561	123,415
Hub Group, Inc., Class A*	6,107	270,846
Park-Ohio Holdings Corp.	985	44,177
United Parcel Service, Inc., Class B	15,760	1,719,889
XPO Logistics, Inc.*(a)	21,867	978,330

		5,787,232

Airlines - 0.9%
Alaska Air Group, Inc.(a)	5,516	517,511
Allegiant Travel Co.	3,349	576,028
American Airlines Group, Inc.	28,368	1,255,284
Delta Air Lines, Inc.	28,368	1,340,104

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - (continued)
Hawaiian Holdings, Inc.*(a)	12,805	652,415
JetBlue Airways Corp.*	19,109	374,728
SkyWest, Inc.	18,321	648,563
Southwest Airlines Co.	22,458	1,174,778
Spirit Airlines, Inc.*(a)	20,882	1,128,463
United Continental Holdings, Inc.*	15,563	1,096,725

		8,764,599

Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.*	22,458	458,143
Autoliv, Inc.(a)	1,576	182,280
BorgWarner, Inc.(a)	11,623	474,567
Cooper Tire & Rubber Co.(a)	16,154	585,583
Cooper-Standard Holdings, Inc.*	3,940	414,803
Dana, Inc.	49,841	1,003,798
Delphi Automotive plc	11,032	772,902
Dorman Products, Inc.*(a)	1,576	108,776
Gentex Corp.(a)	7,880	164,613
Gentherm, Inc.*(a)	4,728	167,371
Goodyear Tire & Rubber Co. (The)(a)	15,760	510,466
LCI Industries(a)	1,576	172,966
Lear Corp.	1,970	279,917
Metaldyne Performance Group, Inc.	4,137	97,633
Modine Manufacturing Co.*	10,441	141,998
Motorcar Parts of America, Inc.*(a)	2,758	72,342
Standard Motor Products, Inc.	2,955	147,366
Superior Industries International, Inc.	1,379	31,786
Tenneco, Inc.*(a)	17,730	1,195,889
Visteon Corp.*	5,910	529,359

		7,512,558

Automobiles - 0.7%
Ford Motor Co.	209,214	2,585,885
General Motors Co.	65,404	2,394,440
Harley-Davidson, Inc.	8,865	505,660
Tesla Motors, Inc.*(a)	2,955	744,453
Thor Industries, Inc.	6,501	672,854
Winnebago Industries, Inc.	1,576	49,486

		6,952,778

Banks - 9.1%
1st Source Corp.	3,152	142,187
Ameris Bancorp	3,940	177,694
Associated Banc-Corp(a)	41,764	1,056,629
Banc of California, Inc.(a)	394	6,225
BancFirst Corp.	1,379	130,109
BancorpSouth, Inc.	7,092	210,632
Bank of America Corp.	455,464	10,311,705
Bank of Hawaii Corp.(a)	3,152	270,788
Bank of the Ozarks, Inc.(a)	5,319	291,854
BankUnited, Inc.(a)	22,655	865,421
Banner Corp.(a)	2,955	165,835
BB&T Corp.	37,233	1,719,792
Berkshire Hills Bancorp, Inc.	4,531	160,397
BOK Financial Corp.	197	16,201
Boston Private Financial Holdings, Inc.	5,516	91,014
Brookline Bancorp, Inc.	12,805	201,679
Bryn Mawr Bank Corp.	1,970	78,898
Capital Bank Financial Corp., Class A	4,137	162,998
Cardinal Financial Corp.	5,910	185,338

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Cathay General Bancorp	12,608	459,436
Central Pacific Financial Corp.	3,152	98,752
Chemical Financial Corp.(a)	9,456	467,410
CIT Group, Inc.	13,002	535,552
Citigroup, Inc.	129,626	7,237,020
Citizens Financial Group, Inc.	25,610	926,314
City Holding Co.(a)	2,364	153,873
Columbia Banking System, Inc.(a)	6,895	274,145
Comerica, Inc.(a)	4,334	292,675
Commerce Bancshares, Inc.(a)	1,238	69,984
Community Bank System, Inc.(a)	4,728	275,926
Community Trust Bancorp, Inc.	1,773	82,001
Cullen/Frost Bankers, Inc.(a)	394	35,224
Customers Bancorp, Inc.*	2,561	88,252
CVB Financial Corp.(a)	13,002	293,065
Eagle Bancorp, Inc.*	2,167	132,729
East West Bancorp, Inc.	2,561	131,738
Fifth Third Bancorp	36,248	946,073
First BanCorp*	34,475	231,672
First Citizens BancShares, Inc., Class A	788	288,991
First Commonwealth Financial Corp.(a)	10,835	152,990
First Financial Bancorp	12,214	336,496
First Financial Bankshares, Inc.(a)	3,940	168,041
First Horizon National Corp.(a)	15,366	307,320
First Interstate BancSystem, Inc., Class A(a)	4,137	170,238
First Merchants Corp.	6,895	264,285
First Midwest Bancorp, Inc.	6,698	162,627
First Republic Bank	3,152	297,328
Flushing Financial Corp.	5,713	155,394
FNB Corp.	72,299	1,080,147
Fulton Financial Corp.(a)	15,366	279,661
Glacier Bancorp, Inc.(a)	5,122	181,985
Great Western Bancorp, Inc.	985	42,109
Hancock Holding Co.	19,700	903,245
Hanmi Financial Corp.	2,955	97,958
Heartland Financial USA, Inc.	985	46,098
Hilltop Holdings, Inc.	24,428	668,839
Home BancShares, Inc.(a)	9,062	244,130
Hope Bancorp, Inc.(a)	31,888	666,778
Huntington Bancshares, Inc.	69,126	935,275
IBERIABANK Corp.	10,441	857,728
Independent Bank Corp.(a)	4,334	270,225
International Bancshares Corp.	16,942	628,548
Investors Bancorp, Inc.	14,184	203,540
JPMorgan Chase & Co.	162,131	13,721,147
KeyCorp	65,031	1,168,607
Lakeland Financial Corp.	4,728	210,018
LegacyTexas Financial Group, Inc.(a)	11,623	480,262
M&T Bank Corp.(a)	6,107	992,815
MB Financial, Inc.	5,910	263,172
NBT Bancorp, Inc.	6,698	272,877
OFG Bancorp	28,171	373,266
Old National Bancorp	29,944	531,506
Opus Bank	985	20,045
PacWest Bancorp	5,516	305,586
Park National Corp.	2,167	240,082
Peoples Bancorp, Inc.	985	30,584
People’s United Financial, Inc.(a)	6,304	118,200
Pinnacle Financial Partners, Inc.	3,546	237,050

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
PNC Financial Services Group, Inc. (The)	20,685	2,491,715
Popular, Inc.	28,959	1,286,648
PrivateBancorp, Inc.	5,122	279,969
Prosperity Bancshares, Inc.(a)	9,653	701,097
Regions Financial Corp.	41,173	593,303
Renasant Corp.	4,334	172,493
S&T Bancorp, Inc.(a)	6,304	237,156
Sandy Spring Bancorp, Inc.	5,122	209,848
Signature Bank*	1,576	248,252
Simmons First National Corp., Class A(a)	1,773	106,646
South State Corp.	2,364	211,342
Southside Bancshares, Inc.(a)	3,547	121,166
Southwest Bancorp, Inc.	1,182	32,741
State Bank Financial Corp.(a)	2,955	78,130
Sterling Bancorp	11,032	263,113
Stock Yards Bancorp, Inc.(a)	4,137	185,338
SunTrust Banks, Inc.	17,927	1,018,612
SVB Financial Group*	1,773	305,364
Synovus Financial Corp.(a)	8,471	353,071
TCF Financial Corp.	42,355	734,859
Texas Capital Bancshares, Inc.*	2,561	211,282
Tompkins Financial Corp.(a)	2,758	249,737
TriCo Bancshares	1,379	50,844
Trustmark Corp.(a)	14,972	503,359
UMB Financial Corp.(a)	2,561	197,556
Umpqua Holdings Corp.(a)	60,676	1,110,978
Union Bankshares Corp.	8,077	296,910
United Bankshares, Inc.(a)	6,501	291,245
United Community Banks, Inc.	4,137	116,374
US Bancorp	67,571	3,557,613
Valley National Bancorp(a)	65,995	799,199
Washington Trust Bancorp, Inc.	2,955	161,047
Webster Financial Corp.(a)	6,107	320,740
Wells Fargo & Co.	197,000	11,097,010
WesBanco, Inc.	6,895	286,142
Westamerica Bancorp	197	11,180
Western Alliance Bancorp*	6,304	311,292
Wintrust Financial Corp.	4,137	296,209
Zions Bancorporation(a)	4,334	182,851

		87,034,861

Beverages - 1.0%
Boston Beer Co., Inc. (The), Class A*(a)	394	60,558
Brown-Forman Corp., Class B(a)	5,319	242,546
Coca-Cola Bottling Co. Consolidated	591	99,785
Coca-Cola Co. (The)	100,273	4,168,349
Constellation Brands, Inc., Class A	3,152	472,044
Dr Pepper Snapple Group, Inc.	3,546	323,395
Molson Coors Brewing Co., Class B	4,137	399,303
Monster Beverage Corp.*	10,244	436,394
PepsiCo, Inc.	34,672	3,598,260

		9,800,634

Biotechnology - 2.6%
AbbVie, Inc.	68,556	4,189,457
ACADIA Pharmaceuticals, Inc.*(a)	4,531	156,727
Acceleron Pharma, Inc.*(a)	197	4,783
Achillion Pharmaceuticals, Inc.*	1,182	4,929
Acorda Therapeutics, Inc.*(a)	1,970	40,385
Aduro Biotech, Inc.*(a)	1,182	14,007
Advaxis, Inc.*(a)	2,561	22,947

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares		Value ($)
COMMON STOCKS - (continued)
Biotechnology - (continued)
Alder Biopharmaceuticals, Inc.*(a)	4,531		93,112
Alexion Pharmaceuticals, Inc.*	6,304		823,807
Alkermes plc*	1,970		106,597
Alnylam Pharmaceuticals, Inc.*(a)	2,561		102,414
AMAG Pharmaceuticals, Inc.*	8,274		199,403
Amgen, Inc.	33,293		5,216,347
Amicus Therapeutics, Inc.*(a)	11,032		60,676
AquaBounty Technologies, Inc.*	—	(b)	6
Arena Pharmaceuticals, Inc.*	591		910
ARIAD Pharmaceuticals, Inc.*	3,546		84,466
Array BioPharma, Inc.*(a)	47,871		520,358
Arrowhead Pharmaceuticals, Inc.*(a)	3,349		6,497
Biogen, Inc.*	3,940		1,092,326
BioMarin Pharmaceutical, Inc.*	3,349		293,473
Bluebird Bio, Inc.*(a)	788		58,706
Celgene Corp.*	18,124		2,105,103
Celldex Therapeutics, Inc.*(a)	11,820		38,533
ChemoCentryx, Inc.*	3,743		27,212
Clovis Oncology, Inc.*	394		25,531
Coherus Biosciences, Inc.*	394		10,993
Dynavax Technologies Corp.*(a)	10,441		42,808
Eagle Pharmaceuticals, Inc.*(a)	394		27,269
Emergent BioSolutions, Inc.*(a)	1,970		59,632
Esperion Therapeutics, Inc.*	1,379		16,713
Five Prime Therapeutics, Inc.*	2,758		126,344
Geron Corp.*(a)	197		410
Gilead Sciences, Inc.	61,267		4,438,794
Halozyme Therapeutics, Inc.*(a)	3,546		40,956
Heron Therapeutics, Inc.*(a)	5,516		71,708
Idera Pharmaceuticals, Inc.*(a)	4,925		6,895
Ignyta, Inc.*	5,319		26,063
Incyte Corp.*	5,319		644,716
Insys Therapeutics, Inc.*(a)	5,319		54,467
Intercept Pharmaceuticals, Inc.*(a)	788		86,483
Intrexon Corp.*(a)	2,167		45,854
Ionis Pharmaceuticals, Inc.*(a)	4,137		184,097
Ironwood Pharmaceuticals, Inc.*	985		14,164
Kite Pharma, Inc.*(a)	1,576		80,329
La Jolla Pharmaceutical Co.*	591		11,495
Ligand Pharmaceuticals, Inc.*(a)	1,576		167,072
Lion Biotechnologies, Inc.*	4,531		32,850
Merrimack Pharmaceuticals, Inc.*(a)	8,668		26,957
MiMedx Group, Inc.*(a)	394		3,184
Myriad Genetics, Inc.*(a)	197		3,187
NantKwest, Inc.*(a)	6,698		35,901
Neurocrine Biosciences, Inc.*	3,743		160,612
Novavax, Inc.*(a)	788		1,032
Ophthotech Corp.*(a)	4,728		22,505
OPKO Health, Inc.*(a)	11,623		101,004
PDL BioPharma, Inc.	57,524		126,553
Progenics Pharmaceuticals, Inc.*	2,167		19,330
Puma Biotechnology, Inc.*	591		19,148
Regeneron Pharmaceuticals, Inc.*	2,167		778,581
Repligen Corp.*(a)	1,773		53,261
Rigel Pharmaceuticals, Inc.*	197		410
Sangamo Therapeutics, Inc.*(a)	13,396		46,886
Sarepta Therapeutics, Inc.*	1,773		55,069
Seattle Genetics, Inc.*(a)	2,955		178,009
TESARO, Inc.*	591		96,238
TG Therapeutics, Inc.*	2,167		10,402
Trevena, Inc.*	1,182		8,250
Ultragenyx Pharmaceutical, Inc.*	13,002		975,280

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - (continued)
United Therapeutics Corp.*(a)	1,970	322,351
Vertex Pharmaceuticals, Inc.*	7,683	659,739
ZIOPHARM Oncology, Inc.*(a)	1,182	6,997

		25,189,710

Building Products - 0.5%
AAON, Inc.(a)	3,940	133,763
American Woodmark Corp.*	1,182	84,158
AO Smith Corp.	7,880	384,150
Apogee Enterprises, Inc.(a)	2,167	123,692
Armstrong World Industries, Inc.*(a)	197	7,870
Builders FirstSource, Inc.*(a)	18,715	201,373
Fortune Brands Home & Security, Inc.	2,561	141,188
Gibraltar Industries, Inc.*(a)	1,970	86,483
Griffon Corp.	5,713	145,396
Insteel Industries, Inc.(a)	591	21,891
Johnson Controls International plc	31,126	1,368,921
Lennox International, Inc.(a)	2,167	339,807
Masco Corp.	4,728	155,788
NCI Building Systems, Inc.*	591	9,456
Owens Corning	4,334	239,453
Patrick Industries, Inc.*(a)	2,955	241,571
Ply Gem Holdings, Inc.*	3,940	63,631
Quanex Building Products Corp.(a)	394	7,782
Simpson Manufacturing Co., Inc.(a)	1,576	68,588
Trex Co., Inc.*(a)	2,364	160,114
Universal Forest Products, Inc.	1,576	160,295
USG Corp.*(a)	11,623	355,548

		4,500,918

Capital Markets - 2.6%
Actua Corp.*(a)	197	2,817
Affiliated Managers Group, Inc.*	1,379	210,104
Ameriprise Financial, Inc.	4,925	552,930
Artisan Partners Asset Management, Inc., Class A(a)	394	11,406
Bank of New York Mellon Corp. (The)	29,353	1,312,960
BGC Partners, Inc., Class A(a)	49,250	545,198
BlackRock, Inc.	3,349	1,252,459
CBOE Holdings, Inc.	4,137	329,388
Charles Schwab Corp. (The)	26,989	1,113,026
CME Group, Inc.	8,077	977,963
Cohen & Steers, Inc.(a)	788	27,493
Cowen Group, Inc., Class A*(a)	16,739	251,089
Donnelley Financial Solutions, Inc.*	4,728	113,850
E*TRADE Financial Corp.*	13,002	486,925
Eaton Vance Corp.	985	41,301
Evercore Partners, Inc., Class A	1,970	152,577
FactSet Research Systems, Inc.	788	136,363
Federated Investors, Inc., Class B(a)	7,289	189,587
Financial Engines, Inc.	1,379	53,161
Franklin Resources, Inc.	10,047	399,268
Goldman Sachs Group, Inc. (The)	16,942	3,885,139
Interactive Brokers Group, Inc., Class A(a)	5,713	213,323
Intercontinental Exchange, Inc.	13,790	804,812
INTL. FCStone, Inc.*	8,471	312,411
Invesco Ltd.	20,094	581,119
Investment Technology Group, Inc.(a)	5,516	110,982
Janus Capital Group, Inc.(a)	14,972	187,150
KCG Holdings, Inc., Class A*	13,987	195,398
Legg Mason, Inc.	20,685	655,508

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
LPL Financial Holdings, Inc.	22,064	867,115
MarketAxess Holdings, Inc.	2,167	405,771
Moody’s Corp.	4,137	428,883
Morgan Stanley	66,783	2,837,610
Morningstar, Inc.	197	15,002
MSCI, Inc.	2,364	195,621
Nasdaq, Inc.	1,773	125,067
Northern Trust Corp.(c)	6,895	572,009
Piper Jaffray Cos.*(a)	3,152	222,216
Raymond James Financial, Inc.	1,970	147,612
S&P Global, Inc.	5,319	639,237
SEI Investments Co.	3,546	172,017
State Street Corp.	13,396	1,020,775
Stifel Financial Corp.*(a)	26,201	1,318,697
T Rowe Price Group, Inc.	8,471	571,284
TD Ameritrade Holding Corp.	3,743	172,739
Virtu Financial, Inc., Class A	9,653	169,410
Waddell & Reed Financial, Inc., Class A(a)	9,653	174,237

		25,161,009

Chemicals - 2.3%
A Schulman, Inc.(a)	8,668	299,046
AdvanSix, Inc.*	1,970	50,609
AgroFresh Solutions, Inc.*(a)	197	518
Air Products & Chemicals, Inc.	4,925	688,318
Albemarle Corp.	4,728	438,002
American Vanguard Corp.	197	3,388
Ashland Global Holdings, Inc.	1,379	164,142
Balchem Corp.(a)	2,167	184,715
Cabot Corp.	9,456	523,579
Calgon Carbon Corp.	591	9,367
Celanese Corp., Series A	4,728	399,043
CF Industries Holdings, Inc.(a)	3,349	118,186
Chemours Co. (The)(a)	20,882	551,702
Chemtura Corp.*	14,578	482,532
Dow Chemical Co. (The)	46,492	2,772,318
Eastman Chemical Co.	6,895	534,363
Ecolab, Inc.	5,910	709,968
EI du Pont de Nemours & Co.	23,049	1,740,200
Ferro Corp.*(a)	11,229	158,778
Flotek Industries, Inc.*	591	6,247
FMC Corp.(a)	7,683	462,209
FutureFuel Corp.	197	2,559
GCP Applied Technologies, Inc.*	14,184	382,259
HB Fuller Co.(a)	2,167	106,985
Huntsman Corp.	31,914	650,727
Innophos Holdings, Inc.	4,925	239,552
Innospec, Inc.	3,743	267,063
International Flavors & Fragrances, Inc.(a)	1,182	138,542
Kraton Corp.*	7,092	190,491
Kronos Worldwide, Inc.(a)	11,229	148,447
LyondellBasell Industries NV, Class A	14,381	1,341,316
Minerals Technologies, Inc.	6,107	489,476
Monsanto Co.	9,456	1,024,179
Mosaic Co. (The)	18,912	593,269
NewMarket Corp.	197	84,941
Olin Corp.(a)	11,623	304,639
OMNOVA Solutions, Inc.*	1,379	12,549
Platform Specialty Products Corp.*(a)	67,374	817,920
PolyOne Corp.	14,578	497,256

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
PPG Industries, Inc.	5,122	512,251
Praxair, Inc.	5,713	676,648
Quaker Chemical Corp.	1,773	227,831
Rayonier Advanced Materials, Inc.	10,441	141,684
RPM International, Inc.	2,364	123,543
Scotts Miracle-Gro Co. (The)	2,955	271,771
Sensient Technologies Corp.	3,152	241,916
Sherwin-Williams Co. (The)	1,970	598,506
Stepan Co.(a)	5,713	446,242
Tredegar Corp.(a)	591	13,150
Trinseo SA	8,077	522,986
Tronox Ltd., Class A	42,158	527,818
Valspar Corp. (The)	1,182	130,812
Westlake Chemical Corp.	394	24,393
WR Grace & Co.	788	54,640

		22,103,591

Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	5,713	230,748
ACCO Brands Corp.*	21,079	268,757
Brady Corp., Class A	5,713	207,667
Brink’s Co. (The)	6,304	280,528
CECO Environmental Corp.	5,122	67,201
Cintas Corp.(a)	2,561	297,358
Copart, Inc.*	1,379	78,244
Covanta Holding Corp.	788	12,687
Deluxe Corp.	13,002	947,196
Ennis, Inc.	6,698	113,196
Essendant, Inc.	394	8,231
G&K Services, Inc., Class A	1,576	151,390
Healthcare Services Group, Inc.(a)	5,910	234,922
Herman Miller, Inc.	6,895	215,124
HNI Corp.	6,501	327,715
Interface, Inc.(a)	2,364	43,025
KAR Auction Services, Inc.	6,107	278,174
Kimball International, Inc., Class B	7,092	118,649
Knoll, Inc.	4,925	128,592
LSC Communications, Inc.	6,698	175,622
Matthews International Corp., Class A(a)	3,940	265,753
McGrath RentCorp	591	22,623
Mobile Mini, Inc.(a)	2,167	70,536
MSA Safety, Inc.	1,379	98,392
Multi-Color Corp.(a)	2,167	167,292
Pitney Bowes, Inc.	44,916	715,063
Quad/Graphics, Inc.	17,336	454,030
Republic Services, Inc.	7,289	418,243
Rollins, Inc.(a)	2,758	97,247
RR Donnelley & Sons Co.	6,107	104,735
SP Plus Corp.*	394	10,914
Steelcase, Inc., Class A	13,002	218,434
Tetra Tech, Inc.	6,304	275,485
UniFirst Corp.	1,576	201,570
US Ecology, Inc.(a)	1,970	100,962
Viad Corp.	1,182	51,831
Waste Management, Inc.	11,426	794,107
West Corp.	4,728	114,749

		8,366,992

Communications Equipment - 1.3%
ADTRAN, Inc.	197	4,314
Arista Networks, Inc.*(a)	1,364	128,216
ARRIS International plc*	5,713	163,278

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Communications Equipment - (continued)
Brocade Communications Systems, Inc.	27,974	348,836
CalAmp Corp.*(a)	985	14,795
Calix, Inc.*	394	2,837
Ciena Corp.*	36,445	887,071
Cisco Systems, Inc.	208,229	6,396,795
CommScope Holding Co., Inc.*	3,349	126,659
EchoStar Corp., Class A*	1,970	100,332
Extreme Networks, Inc.*	6,304	34,861
F5 Networks, Inc.*	1,182	158,423
Finisar Corp.*	15,760	466,023
Harmonic, Inc.*(a)	9,062	48,029
Harris Corp.(a)	3,349	343,976
Infinera Corp.*	6,304	56,799
InterDigital, Inc.	3,349	312,797
Ixia*	4,137	80,465
Juniper Networks, Inc.(a)	10,835	290,161
Lumentum Holdings, Inc.*	394	14,952
Motorola Solutions, Inc.	3,152	254,398
NETGEAR, Inc.*(a)	5,122	291,442
NetScout Systems, Inc.*(a)	27,777	924,974
Palo Alto Networks, Inc.*(a)	1,970	290,693
Plantronics, Inc.	1,970	111,463
ShoreTel, Inc.*	9,850	68,457
Ubiquiti Networks, Inc.*(a)	788	49,171
ViaSat, Inc.*	1,970	127,873
Viavi Solutions, Inc.*	47,871	428,445

		12,526,535

Construction & Engineering - 0.5%
AECOM*	8,274	305,559
Aegion Corp.*	4,728	109,973
Argan, Inc.(a)	2,167	159,816
Chicago Bridge & Iron Co. NV	27,186	902,847
Comfort Systems USA, Inc.	3,743	126,701
Dycom Industries, Inc.*(a)	7,092	572,041
EMCOR Group, Inc.	4,137	288,307
Fluor Corp.	7,289	404,539
Granite Construction, Inc.	2,364	132,691
Jacobs Engineering Group, Inc.*	985	57,672
KBR, Inc.(a)	27,974	475,838
MasTec, Inc.*(a)	12,608	469,648
MYR Group, Inc.*(a)	591	22,736
Primoris Services Corp.(a)	2,758	68,454
Tutor Perini Corp.*	9,259	275,918
Valmont Industries, Inc.	394	56,736

		4,429,476

Construction Materials - 0.2%
Eagle Materials, Inc.	1,773	185,420
Headwaters, Inc.*	7,683	178,015
Martin Marietta Materials, Inc.	1,970	452,312
Summit Materials, Inc., Class A*	11,820	296,682
US Concrete, Inc.*(a)	985	64,518
Vulcan Materials Co.	3,546	455,058

		1,632,005

Consumer Finance - 1.2%
Ally Financial, Inc.	22,064	465,992
American Express Co.	29,156	2,226,935
Capital One Financial Corp.	21,670	1,893,741
Credit Acceptance Corp.*(a)	985	202,201
Discover Financial Services	18,321	1,269,279
Encore Capital Group, Inc.*(a)	9,456	292,663
Enova International, Inc.*	8,274	116,663

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Consumer Finance - (continued)
EZCORP, Inc., Class A*(a)	12,805	126,769
FirstCash, Inc.	4,734	202,142
Green Dot Corp., Class A*(a)	2,758	73,914
LendingClub Corp.*	9,259	57,128
Navient Corp.(a)	24,625	370,360
Nelnet, Inc., Class A	8,865	434,651
OneMain Holdings, Inc.*	197	4,409
PRA Group, Inc.*(a)	14,972	595,886
Santander Consumer USA Holdings, Inc.*	13,396	177,095
SLM Corp.*	136,127	1,617,189
Synchrony Financial	36,445	1,305,460
World Acceptance Corp.*(a)	985	48,334

		11,480,811

Containers & Packaging - 0.5%
AptarGroup, Inc.(a)	985	71,875
Avery Dennison Corp.	1,773	129,465
Ball Corp.	2,364	180,279
Bemis Co., Inc.	4,334	211,153
Berry Plastics Group, Inc.*	9,259	472,487
Crown Holdings, Inc.*	3,743	202,758
Graphic Packaging Holding Co.	19,306	241,518
International Paper Co.	19,897	1,126,170
Myers Industries, Inc.	394	5,437
Owens-Illinois, Inc.*	47,280	893,592
Packaging Corp. of America	1,576	145,276
Sealed Air Corp.	4,334	210,199
Silgan Holdings, Inc.	2,167	126,791
Sonoco Products Co.	1,773	97,426
WestRock Co.	11,820	630,715

		4,745,141

Distributors - 0.1%
Core-Mark Holding Co., Inc.(a)	4,728	165,149
Genuine Parts Co.	2,364	228,859
LKQ Corp.*	8,274	264,023
Pool Corp.	2,561	270,339

		928,370

Diversified Consumer Services - 0.2%
Apollo Education Group, Inc.*	5,713	57,073
Bright Horizons Family Solutions, Inc.*	2,955	209,391
Capella Education Co.	1,576	134,748
Career Education Corp.*	14,775	144,352
Carriage Services, Inc.(a)	3,152	81,795
DeVry Education Group, Inc.(a)	16,548	554,358
Graham Holdings Co., Class B	394	204,703
Grand Canyon Education, Inc.*(a)	3,940	232,381
H&R Block, Inc.(a)	1,773	38,049
LifeLock, Inc.*	197	4,720
Regis Corp.*(a)	7,683	106,947
Service Corp. International	9,456	275,453
Strayer Education, Inc.*(a)	1,576	127,656

		2,171,626

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	83,922	13,774,957
FNFV Group*	1,379	17,927
Leucadia National Corp.	18,518	441,659
Voya Financial, Inc.	13,790	554,634

		14,789,177

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	262,010	11,046,342
ATN International, Inc.	1,970	158,171
CenturyLink, Inc.	5,713	147,738
Cincinnati Bell, Inc.*	1,491	34,218
Cogent Communications Holdings, Inc.(a)	2,955	123,519
Consolidated Communications Holdings, Inc.(a)	2,758	72,563
Frontier Communications Corp.(a)	86,680	302,513
General Communication, Inc., Class A*	3,940	79,273
IDT Corp., Class B(a)	2,364	45,389
Inteliquent, Inc.	1,773	40,602
Iridium Communications, Inc.*(a)	24,428	246,723
Level 3 Communications, Inc.*(a)	7,486	445,118
Lumos Networks Corp.*	1,773	27,428
ORBCOMM, Inc.*	2,364	19,314
SBA Communications Corp.*	1,970	207,362
Verizon Communications, Inc.	172,572	8,457,754
Vonage Holdings Corp.*	26,398	187,162
Windstream Holdings, Inc.(a)	18,518	149,625

		21,790,814

Electric Utilities - 1.7%
ALLETE, Inc.	7,486	489,210
Alliant Energy Corp.	3,940	148,341
American Electric Power Co., Inc.	14,775	946,487
Duke Energy Corp.	26,595	2,088,771
Edison International	9,653	703,511
El Paso Electric Co.	4,925	226,058
Entergy Corp.	8,471	606,862
Eversource Energy	11,229	621,188
Exelon Corp.	33,884	1,215,758
FirstEnergy Corp.	26,595	806,360
Great Plains Energy, Inc.	1,970	54,274
Hawaiian Electric Industries, Inc.	22,458	751,894
IDACORP, Inc.	3,152	252,223
MGE Energy, Inc.	2,167	137,930
NextEra Energy, Inc.	9,850	1,218,642
OGE Energy Corp.	2,364	79,289
Otter Tail Corp.(a)	1,379	52,195
PG&E Corp.	20,488	1,268,002
Pinnacle West Capital Corp.	2,758	214,104
PNM Resources, Inc.(a)	7,880	271,072
Portland General Electric Co.	11,623	506,879
PPL Corp.	28,171	981,478
Southern Co. (The)	35,066	1,733,312
Westar Energy, Inc.	1,576	86,191
Xcel Energy, Inc.	22,064	911,684

		16,371,715

Electrical Equipment - 0.6%
Acuity Brands, Inc.(a)	1,576	326,595
AMETEK, Inc.	3,349	171,134
AZZ, Inc.(a)	1,576	93,851
Eaton Corp. plc	21,670	1,533,803
Emerson Electric Co.	19,109	1,120,934
Encore Wire Corp.(a)	1,182	49,940
EnerSys	3,349	261,055
Generac Holdings, Inc.*(a)	6,501	261,730
General Cable Corp.(a)	4,531	91,979
Hubbell, Inc.	591	72,149
Regal Beloit Corp.	14,184	1,029,758
Rockwell Automation, Inc.(a)	1,970	291,540
Sensata Technologies Holding NV*	1,576	66,113

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electrical Equipment - (continued)
Sunrun, Inc.*(a)	197	1,042

		5,371,623

Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	7,289	491,935
Anixter International, Inc.*	5,910	505,305
Arrow Electronics, Inc.*	1,970	144,834
Avnet, Inc.	2,561	118,933
AVX Corp.	6,895	111,699
Badger Meter, Inc.	2,364	91,132
Belden, Inc.	13,002	994,263
Benchmark Electronics, Inc.*	9,259	283,325
CDW Corp.	2,758	142,065
Cognex Corp.(a)	4,925	332,733
Coherent, Inc.*(a)	1,182	186,437
Corning, Inc.	54,569	1,445,533
CTS Corp.(a)	6,107	131,301
Dolby Laboratories, Inc., Class A	788	37,753
ePlus, Inc.*	1,970	220,739
Fabrinet*(a)	5,122	215,790
Fitbit, Inc., Class A*(a)	42,749	256,921
Flex Ltd.*	8,077	126,567
FLIR Systems, Inc.	3,152	111,360
II-VI, Inc.*	985	35,952
Insight Enterprises, Inc.*(a)	11,032	409,618
InvenSense, Inc.*	20,882	264,366
IPG Photonics Corp.*(a)	2,758	317,142
Jabil Circuit, Inc.	29,353	703,885
Keysight Technologies, Inc.*	1,379	51,120
Knowles Corp.*(a)	21,867	394,043
Littelfuse, Inc.	1,773	279,620
Mesa Laboratories, Inc.	197	23,471
Methode Electronics, Inc.(a)	2,955	124,258
National Instruments Corp.	197	6,190
Novanta, Inc.*	2,955	66,044
PC Connection, Inc.(a)	3,546	96,735
Plexus Corp.*	6,501	353,004
Rogers Corp.*(a)	1,182	94,501
Sanmina Corp.*(a)	23,246	905,432
ScanSource, Inc.*	5,122	202,575
SYNNEX Corp.(a)	4,925	591,887
TE Connectivity Ltd.	6,501	483,349
Tech Data Corp.*(a)	11,229	960,753
Trimble, Inc.*	4,728	140,043
TTM Technologies, Inc.*(a)	19,700	292,151
Universal Display Corp.*	1,182	78,012
VeriFone Systems, Inc.*	24,231	440,277
Vishay Intertechnology, Inc.(a)	50,432	837,171
Zebra Technologies Corp., Class A*	15,760	1,318,639

		15,418,863

Energy Equipment & Services - 1.4%
Archrock, Inc.	33,884	494,706
Atwood Oceanics, Inc.*(a)	20,685	251,530
Baker Hughes, Inc.	9,653	608,911
Bristow Group, Inc.(a)	1,379	24,353
Core Laboratories NV	985	115,078
Diamond Offshore Drilling, Inc.*(a)	591	9,681
Dril-Quip, Inc.*(a)	4,334	269,575
Ensco plc, Class A	109,335	1,193,938
Exterran Corp.*	14,184	439,988
Fairmount Santrol Holdings, Inc.*	20,094	251,577
Halliburton Co.	17,533	991,842
Helix Energy Solutions Group, Inc.*	34,081	289,007

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Energy Equipment & Services - (continued)
Helmerich & Payne, Inc.(a)	7,289	518,685
Matrix Service Co.*	2,561	57,366
McDermott International, Inc.*	61,070	494,667
Nabors Industries Ltd.	93,772	1,523,795
National Oilwell Varco, Inc.(a)	16,351	618,231
Natural Gas Services Group, Inc.*	788	22,616
Newpark Resources, Inc.*	4,531	34,209
Noble Corp. plc(a)	17,336	117,018
Parker Drilling Co.*	61,070	155,728
Patterson-UTI Energy, Inc.(a)	18,912	530,292
PHI, Inc. (Non-Voting)*	197	3,122
RPC, Inc.(a)	5,516	118,704
Schlumberger Ltd.	31,717	2,655,030
SEACOR Holdings, Inc.*	3,152	231,893
Superior Energy Services, Inc.*(a)	26,792	473,415
Unit Corp.*	22,064	573,664
US Silica Holdings, Inc.	591	34,952
Weatherford International plc*(a)	3,349	17,448

		13,121,021

Equity Real Estate Investment Trusts (REITs) - 3.7%
Acadia Realty Trust(a)	5,713	181,902
Agree Realty Corp.(a)	985	46,196
Alexander’s, Inc.	197	83,294
Alexandria Real Estate Equities, Inc.	2,561	283,810
American Assets Trust, Inc.	2,561	109,944
American Campus Communities, Inc.	2,955	143,672
American Homes 4 Rent, Class A	197	4,389
American Tower Corp.	10,638	1,101,033
Apartment Investment & Management Co., Class A	3,940	173,636
Ashford Hospitality Prime, Inc.	13,987	187,985
Ashford Hospitality Trust, Inc.	20,291	154,212
AvalonBay Communities, Inc.	3,743	648,699
Boston Properties, Inc.	3,743	489,959
Brandywine Realty Trust	12,017	193,474
Brixmor Property Group, Inc.	4,334	104,579
Camden Property Trust(a)	2,167	181,096
Care Capital Properties, Inc.(a)	3,349	82,754
CBL & Associates Properties, Inc.(a)	62,646	679,709
Cedar Realty Trust, Inc.	5,516	33,151
Chatham Lodging Trust(a)	985	19,838
Chesapeake Lodging Trust	3,546	90,778
Colony NorthStar, Inc., Class A(a)	203,935	2,838,771
Colony Starwood Homes(a)	7,289	229,239
CoreCivic, Inc.	39,006	1,132,734
CorEnergy Infrastructure Trust, Inc.(a)	803	28,828
CoreSite Realty Corp.	2,364	203,611
Corporate Office Properties Trust(a)	8,274	263,279
Cousins Properties, Inc.(a)	8,274	70,329
Crown Castle International Corp.	8,668	761,310
CubeSmart	9,062	227,728
CyrusOne, Inc.	2,561	123,338
DCT Industrial Trust, Inc.	5,122	228,902
DDR Corp.	11,229	170,456
DiamondRock Hospitality Co.(a)	47,477	535,066
Digital Realty Trust, Inc.(a)	2,758	296,844
Douglas Emmett, Inc.(a)	2,167	81,999
Duke Realty Corp.	10,047	244,443
DuPont Fabros Technology, Inc.(a)	5,516	261,900
EastGroup Properties, Inc.	985	69,708
Education Realty Trust, Inc.(a)	3,743	150,506

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Empire State Realty Trust, Inc., Class A(a)	6,304	129,169
EPR Properties	4,334	320,586
Equinix, Inc.	1,379	530,887
Equity Commonwealth*	26,595	820,190
Equity LifeStyle Properties, Inc.	1,379	101,963
Equity One, Inc.	5,319	165,900
Equity Residential	18,518	1,125,339
Essex Property Trust, Inc.(a)	1,773	397,684
Extra Space Storage, Inc.	4,137	298,071
Federal Realty Investment Trust	1,970	276,647
FelCor Lodging Trust, Inc.	7,683	59,159
First Industrial Realty Trust, Inc.	8,471	218,975
First Potomac Realty Trust	1,970	20,173
Forest City Realty Trust, Inc., Class A	6,304	142,723
Gaming and Leisure Properties, Inc.	3,546	112,160
GEO Group, Inc. (The)	21,670	899,738
Getty Realty Corp.(a)	788	20,323
GGP, Inc.(a)	13,790	342,544
Global Net Lease, Inc.	985	7,634
Government Properties Income Trust(a)	9,850	189,711
Gramercy Property Trust(a)	2,297	60,503
HCP, Inc.	17,730	537,574
Healthcare Realty Trust, Inc.	5,122	154,736
Healthcare Trust of America, Inc., Class A	4,531	131,716
Hersha Hospitality Trust	6,107	122,079
Highwoods Properties, Inc.	4,925	253,194
Hospitality Properties Trust	591	18,398
Host Hotels & Resorts, Inc.(a)	18,518	334,620
Hudson Pacific Properties, Inc.(a)	5,122	181,370
InfraREIT, Inc.	5,319	87,657
iStar, Inc.*	31,126	349,234
Kilroy Realty Corp.	1,379	103,218
Kimco Realty Corp.	10,638	264,780
Kite Realty Group Trust	985	23,660
Lamar Advertising Co., Class A(a)	1,576	119,019
LaSalle Hotel Properties	30,338	915,297
Lexington Realty Trust	1,773	19,007
Liberty Property Trust	394	15,126
Life Storage, Inc.	2,561	208,593
LTC Properties, Inc.	2,758	128,716
Macerich Co. (The)	3,152	216,511
Medical Properties Trust, Inc.(a)	51,417	655,567
Mid-America Apartment Communities, Inc.	4,334	411,513
National Health Investors, Inc.	2,364	174,912
National Retail Properties, Inc.	3,152	137,427
NorthStar Realty Europe Corp.	10,244	123,030
Omega Healthcare Investors, Inc.(a)	11,820	379,067
Pebblebrook Hotel Trust(a)	2,167	64,815
Pennsylvania REIT	9,062	162,300
Piedmont Office Realty Trust, Inc., Class A	5,319	115,529
Preferred Apartment Communities, Inc., Class A	10,835	146,706
Prologis, Inc.	13,199	644,771
PS Business Parks, Inc.	788	88,287
Public Storage	3,743	804,745
QTS Realty Trust, Inc., Class A	985	49,634
Ramco-Gershenson Properties Trust	2,364	38,439

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Realty Income Corp.(a)	4,925	293,686
Regency Centers Corp.	2,955	206,052
Retail Opportunity Investments Corp.(a)	4,728	100,234
Retail Properties of America, Inc., Class A	1,773	26,542
RLJ Lodging Trust	31,323	727,007
Ryman Hospitality Properties, Inc.	4,925	301,311
Sabra Health Care REIT, Inc.(a)	9,259	235,179
Saul Centers, Inc.	591	37,523
Select Income REIT	9,850	246,348
Senior Housing Properties Trust	9,653	183,890
Simon Property Group, Inc.	7,289	1,339,500
SL Green Realty Corp.	1,576	171,737
Spirit Realty Capital, Inc.	20,882	219,679
STAG Industrial, Inc.(a)	3,152	72,937
Summit Hotel Properties, Inc.	11,820	187,111
Sun Communities, Inc.	3,546	279,283
Sunstone Hotel Investors, Inc.	6,895	101,494
Tanger Factory Outlet Centers, Inc.(a)	1,773	60,619
Terreno Realty Corp.	197	5,356
UDR, Inc.	6,698	234,095
Universal Health Realty Income Trust(a)	2,364	146,852
Urstadt Biddle Properties, Inc., Class A	197	4,423
Ventas, Inc.	10,638	656,045
VEREIT, Inc.	41,567	354,566
Vornado Realty Trust	3,349	356,032
Washington Prime Group, Inc.	197	1,901
Washington REIT	3,349	105,326
Weingarten Realty Investors	1,182	42,115
Welltower, Inc.	10,047	666,116
Weyerhaeuser Co.	12,608	395,009
Xenia Hotels & Resorts, Inc.	22,458	412,104

		35,504,499

Food & Staples Retailing - 1.5%
Andersons, Inc. (The)	7,880	297,470
Casey’s General Stores, Inc.(a)	1,970	226,353
Costco Wholesale Corp.	10,441	1,711,802
CVS Health Corp.	48,462	3,819,290
Ingles Markets, Inc., Class A	2,364	106,971
Kroger Co. (The)	26,004	883,096
PriceSmart, Inc.(a)	591	50,058
Rite Aid Corp.*	50,629	284,535
SpartanNash Co.	8,471	320,712
SUPERVALU, Inc.*	44,522	174,526
Sysco Corp.	13,199	692,420
United Natural Foods, Inc.*(a)	11,820	540,174
Walgreens Boots Alliance, Inc.	20,488	1,678,787
Wal-Mart Stores, Inc.	60,479	4,036,368
Weis Markets, Inc.	197	11,710
Whole Foods Market, Inc.(a)	197	5,953

		14,840,225

Food Products - 1.4%
Archer-Daniels-Midland Co.	20,882	924,237
B&G Foods, Inc.(a)	1,182	52,422
Blue Buffalo Pet Products, Inc.*	2,758	66,881
Bunge Ltd.	4,137	286,322
Calavo Growers, Inc.	1,182	65,364
Cal-Maine Foods, Inc.(a)	8,077	336,811
Campbell Soup Co.(a)	3,743	232,927

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Conagra Brands, Inc.	12,214	477,445
Darling Ingredients, Inc.*	37,627	451,524
Dean Foods Co.	15,563	309,081
Flowers Foods, Inc.	59,888	1,204,348
Fresh Del Monte Produce, Inc.	10,047	575,191
Freshpet, Inc.*(a)	788	8,786
General Mills, Inc.	12,411	775,439
Hain Celestial Group, Inc. (The)*(a)	4,925	194,833
Hershey Co. (The)	3,546	373,997
Hormel Foods Corp.	5,713	207,382
Ingredion, Inc.	1,379	176,774
J&J Snack Foods Corp.	1,379	175,919
JM Smucker Co. (The)	1,576	214,100
John B Sanfilippo & Son, Inc.	1,182	77,764
Kellogg Co.	5,122	372,421
Kraft Heinz Co. (The)	13,790	1,231,309
Lancaster Colony Corp.	1,379	180,718
Landec Corp.*	1,182	14,893
McCormick & Co., Inc. (Non-Voting)(a)	2,561	244,703
Mead Johnson Nutrition Co.	788	55,522
Mondelez International, Inc., Class A	38,021	1,683,570
Omega Protein Corp.*(a)	4,334	108,133
Pilgrim’s Pride Corp.(a)	4,531	86,723
Pinnacle Foods, Inc.	4,925	261,961
Post Holdings, Inc.*	4,137	346,184
Sanderson Farms, Inc.(a)	3,349	304,759
Seaboard Corp.*	24	92,400
Snyder’s-Lance, Inc.(a)	5,910	226,826
Tootsie Roll Industries, Inc.(a)	1,773	66,399
TreeHouse Foods, Inc.*	1,970	149,484
Tyson Foods, Inc., Class A	8,865	556,633
WhiteWave Foods Co. (The)*	8,077	444,720

		13,614,905

Gas Utilities - 0.2%
Atmos Energy Corp.	1,379	105,052
Chesapeake Utilities Corp.	2,758	180,373
New Jersey Resources Corp.	7,486	282,222
Northwest Natural Gas Co.(a)	197	11,603
ONE Gas, Inc.	3,743	241,873
South Jersey Industries, Inc.(a)	7,683	253,539
Southwest Gas Holdings, Inc.	3,349	269,829
Spire, Inc.	3,546	230,490
UGI Corp.(a)	3,546	164,428
WGL Holdings, Inc.	4,137	338,986

		2,078,395

Health Care Equipment & Supplies - 1.6%
Abaxis, Inc.(a)	985	50,191
Abbott Laboratories	31,226	1,304,310
ABIOMED, Inc.*	2,561	272,414
Accuray, Inc.*(a)	591	3,398
Alere, Inc.*	5,516	204,092
Align Technology, Inc.*	3,940	361,259
Analogic Corp.(a)	394	30,594
AngioDynamics, Inc.*	1,379	22,195
Anika Therapeutics, Inc.*(a)	985	49,782
AtriCure, Inc.*(a)	985	16,026
Baxter International, Inc.	8,668	415,284
Becton Dickinson and Co.	3,940	698,523
Boston Scientific Corp.*	26,792	644,616
Cantel Medical Corp.	2,955	228,747
Cardiovascular Systems, Inc.*	788	19,464

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
Cerus Corp.*(a)	2,561	10,910
CONMED Corp.(a)	4,728	210,822
Cooper Cos., Inc. (The)	788	145,473
CR Bard, Inc.	1,379	327,278
Cynosure, Inc., Class A*(a)	1,773	94,678
Danaher Corp.	12,805	1,074,596
DENTSPLY SIRONA, Inc.	4,334	245,738
DexCom, Inc.*(a)	3,546	280,666
Edwards Lifesciences Corp.*	5,122	492,941
Globus Medical, Inc., Class A*(a)	5,122	135,016
Halyard Health, Inc.*	3,940	151,572
Hill-Rom Holdings, Inc.	3,940	231,948
Hologic, Inc.*	7,092	287,439
ICU Medical, Inc.*	985	135,043
IDEXX Laboratories, Inc.*	2,364	289,188
Insulet Corp.*(a)	1,970	81,952
Integer Holdings Corp.*(a)	9,653	312,757
Integra LifeSciences Holdings Corp.*	5,122	213,741
Intuitive Surgical, Inc.*	788	545,840
Lantheus Holdings, Inc.*	4,925	41,862
Masimo Corp.*	4,334	318,896
Medtronic plc	27,383	2,081,656
Merit Medical Systems, Inc.*(a)	4,137	105,080
Natus Medical, Inc.*	2,561	100,007
Neogen Corp.*	2,561	169,128
NuVasive, Inc.*(a)	3,546	250,950
NxStage Medical, Inc.*	3,940	105,986
OraSure Technologies, Inc.*	788	6,950
Orthofix International NV*	4,334	155,764
Quidel Corp.*(a)	197	3,739
ResMed, Inc.(a)	2,561	172,970
Spectranetics Corp. (The)*	1,970	50,924
Stryker Corp.	6,304	778,733
Surmodics, Inc.*	394	9,535
Teleflex, Inc.	2,167	363,471
Varex Imaging Corp.*	552	15,858
Varian Medical Systems, Inc.*(a)	1,379	107,079
Vascular Solutions, Inc.*	1,970	110,221
West Pharmaceutical Services, Inc.	4,334	366,786
Wright Medical Group NV*(a)	2,167	54,565
Zeltiq Aesthetics, Inc.*	197	8,735
Zimmer Biomet Holdings, Inc.	3,546	419,598

		15,386,986

Health Care Providers & Services - 2.9%
AAC Holdings, Inc.*	1,182	9,397
Acadia Healthcare Co., Inc.*(a)	28,762	1,103,598
Aceto Corp.(a)	3,940	75,215
Adeptus Health, Inc., Class A*(a)	4,728	33,900
Aetna, Inc.	13,790	1,635,632
Air Methods Corp.*	9,259	330,546
Almost Family, Inc.*	1,773	83,774
Amedisys, Inc.*(a)	4,334	198,584
American Renal Associates Holdings, Inc.*	1,773	34,077
AmerisourceBergen Corp.	7,289	636,184
AMN Healthcare Services, Inc.*(a)	12,214	437,872
Anthem, Inc.	9,456	1,457,548
BioTelemetry, Inc.*	197	4,541
Brookdale Senior Living, Inc.*(a)	24,428	365,687
Capital Senior Living Corp.*(a)	788	13,136
Cardinal Health, Inc.	13,987	1,048,466
Centene Corp.*	8,471	535,960

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Chemed Corp.(a)	1,576	261,758
Cigna Corp.	5,910	864,160
Civitas Solutions, Inc.*	788	14,420
Community Health Systems, Inc.*(a)	52,796	337,894
CorVel Corp.*	591	22,665
DaVita, Inc.*	6,501	414,439
Ensign Group, Inc. (The)(a)	6,895	140,244
Envision Healthcare Corp.*(a)	40,385	2,746,180
Express Scripts Holding Co.*	28,565	1,967,557
HCA Holdings, Inc.*	12,214	980,540
HealthSouth Corp.(a)	5,713	221,779
Henry Schein, Inc.*	1,773	283,432
Humana, Inc.	3,349	664,776
Kindred Healthcare, Inc.(a)	38,612	256,770
Laboratory Corp. of America Holdings*	2,364	317,272
LHC Group, Inc.*	2,167	108,632
LifePoint Health, Inc.*	14,184	841,820
Magellan Health, Inc.*	3,546	265,773
McKesson Corp.	9,653	1,343,215
MEDNAX, Inc.*(a)	3,546	242,369
Molina Healthcare, Inc.*	13,199	748,647
Owens & Minor, Inc.(a)	7,683	275,666
Patterson Cos., Inc.(a)	2,364	98,366
PharMerica Corp.*	6,304	156,339
Providence Service Corp. (The)*	2,167	83,755
Quest Diagnostics, Inc.(a)	4,137	380,273
Select Medical Holdings Corp.*(a)	27,186	338,466
Surgery Partners, Inc.*	1,970	36,445
Surgical Care Affiliates, Inc.*	2,561	144,697
Team Health Holdings, Inc.*(a)	1,970	85,616
Tivity Health, Inc.*(a)	2,364	60,637
Triple-S Management Corp., Class B*	6,895	131,763
UnitedHealth Group, Inc.	23,443	3,800,110
Universal Health Services, Inc., Class B	1,970	221,881
US Physical Therapy, Inc.(a)	1,182	82,917
VCA, Inc.*	4,531	410,509
WellCare Health Plans, Inc.*	3,546	516,085

		27,871,984

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	1,576	18,455
athenahealth, Inc.*(a)	985	124,100
Cerner Corp.*	2,955	158,713
HealthStream, Inc.*(a)	394	9,046
Medidata Solutions, Inc.*(a)	3,152	156,150
Omnicell, Inc.*(a)	3,152	113,157
Vocera Communications, Inc.*	3,743	77,668

		657,289

Hotels, Restaurants & Leisure - 1.8%
Aramark	1,970	66,665
Belmond Ltd., Class A*	1,970	27,284
BJ’s Restaurants, Inc.*	1,773	63,030
Bloomin’ Brands, Inc.(a)	32,505	556,161
Bob Evans Farms, Inc.(a)	1,379	77,817
Boyd Gaming Corp.*	22,655	460,350
Brinker International, Inc.(a)	13,593	604,888
Buffalo Wild Wings, Inc.*(a)	1,379	208,229
Caesars Entertainment Corp.*(a)	14,972	133,999
Carnival Corp.	21,276	1,178,265
Cheesecake Factory, Inc. (The)(a)	3,152	189,940
Chipotle Mexican Grill, Inc.*(a)	985	415,118

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Choice Hotels International, Inc.	1,773	98,401
Churchill Downs, Inc.	985	141,200
Cracker Barrel Old Country Store, Inc.(a)	1,576	249,103
Darden Restaurants, Inc.(a)	3,546	259,851
Denny’s Corp.*	11,229	136,657
DineEquity, Inc.(a)	1,182	81,062
Domino’s Pizza, Inc.	2,561	446,997
Dunkin’ Brands Group, Inc.	1,773	91,966
Hilton Worldwide Holdings, Inc.(a)	3,479	200,321
Hyatt Hotels Corp., Class A*	2,758	150,890
ILG, Inc.(a)	29,550	559,972
International Speedway Corp., Class A	1,576	57,760
Isle of Capri Casinos, Inc.*	3,152	75,049
Jack in the Box, Inc.	2,364	255,123
Las Vegas Sands Corp.	5,122	269,315
Marcus Corp. (The)	3,743	110,980
Marriott International, Inc., Class A	7,954	672,908
Marriott Vacations Worldwide Corp.(a)	5,319	459,987
McDonald’s Corp.	19,897	2,438,775
MGM Resorts International*	9,850	283,680
Norwegian Cruise Line Holdings Ltd.*	6,107	287,029
Panera Bread Co., Class A*(a)	394	82,370
Papa John’s International, Inc.(a)	3,152	268,613
Penn National Gaming, Inc.*	21,276	293,183
Pinnacle Entertainment, Inc.*(a)	14,184	218,434
Popeyes Louisiana Kitchen, Inc.*(a)	1,773	112,036
Red Robin Gourmet Burgers, Inc.*	788	37,469
Red Rock Resorts, Inc., Class A	4,531	106,388
Royal Caribbean Cruises Ltd.	6,698	627,134
Ruth’s Hospitality Group, Inc.	2,758	47,300
Scientific Games Corp., Class A*	10,244	174,148
Six Flags Entertainment Corp.	2,955	176,059
Sonic Corp.(a)	4,531	112,822
Starbucks Corp.	35,066	1,936,345
Texas Roadhouse, Inc.(a)	4,925	229,702
Vail Resorts, Inc.	2,167	371,727
Wendy’s Co. (The)(a)	18,124	245,218
Wyndham Worldwide Corp.	1,970	155,748
Yum Brands, Inc.	8,865	580,923

		17,084,391

Household Durables - 1.0%
Beazer Homes USA, Inc.*	28,368	404,528
CalAtlantic Group, Inc.(a)	6,698	233,559
Cavco Industries, Inc.*(a)	591	58,066
DR Horton, Inc.(a)	17,336	518,520
Ethan Allen Interiors, Inc.	591	17,198
Garmin Ltd.(a)	788	38,053
GoPro, Inc., Class A*(a)	8,668	93,181
Harman International Industries, Inc.	2,955	328,478
Helen of Troy Ltd.*	8,471	790,344
iRobot Corp.*(a)	1,379	83,512
KB Home(a)	37,233	609,877
La-Z-Boy, Inc.	9,653	276,076
Leggett & Platt, Inc.	2,167	103,409
Lennar Corp., Class A	17,139	765,256
LGI Homes, Inc.*(a)	4,334	134,614
Libbey, Inc.	394	6,741
M/I Homes, Inc.*(a)	2,758	69,336

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - (continued)
MDC Holdings, Inc.(a)	7,235	195,634
Meritage Homes Corp.*(a)	9,062	333,029
Mohawk Industries, Inc.*	1,773	382,684
NACCO Industries, Inc., Class A	394	29,057
Newell Brands, Inc.	11,229	531,469
NVR, Inc.*	197	366,026
PulteGroup, Inc.	14,972	322,048
Taylor Morrison Home Corp., Class A*(a)	15,957	309,566
Tempur Sealy International, Inc.*(a)	3,546	152,478
Toll Brothers, Inc.*	4,531	142,092
TRI Pointe Group, Inc.*(a)	40,188	493,107
Tupperware Brands Corp.	14,184	856,146
Universal Electronics, Inc.*(a)	2,561	152,379
WCI Communities, Inc.*(a)	6,107	142,904
Whirlpool Corp.	3,940	689,067
William Lyon Homes, Class A*(a)	9,653	170,375

		9,798,809

Household Products - 1.0%
Central Garden & Pet Co., Class A*(a)	9,456	291,056
Church & Dwight Co., Inc.	5,910	267,250
Clorox Co. (The)	2,955	354,600
Colgate-Palmolive Co.	19,897	1,284,948
HRG Group, Inc.*	30,929	520,535
Kimberly-Clark Corp.	7,092	859,054
Procter & Gamble Co. (The)	59,888	5,246,189
Spectrum Brands Holdings, Inc.(a)	1,970	262,778
WD-40 Co.(a)	1,182	124,288

		9,210,698

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.	8,471	96,908
Calpine Corp.*(a)	32,899	388,208
Dynegy, Inc.*(a)	43,734	417,660
NRG Energy, Inc.	105,001	1,736,717
NRG Yield, Inc., Class A	591	9,604
NRG Yield, Inc., Class C(a)	27,974	474,159
Ormat Technologies, Inc.	2,955	158,683
TerraForm Global, Inc., Class A*	17,533	77,145
TerraForm Power, Inc., Class A*(a)	31,717	376,481
Vivint Solar, Inc.*(a)	49,841	152,015

		3,887,580

Industrial Conglomerates - 1.3%
3M Co.	15,366	2,686,284
Carlisle Cos., Inc.	1,576	171,957
General Electric Co.	221,625	6,582,263
Honeywell International, Inc.	19,306	2,284,286
Roper Technologies, Inc.(a)	2,561	491,328

		12,216,118

Insurance - 4.2%
Aflac, Inc.	13,396	937,586
Alleghany Corp.*	394	240,959
Allied World Assurance Co. Holdings AG	27,580	1,465,325
Allstate Corp. (The)	14,972	1,126,044
Ambac Financial Group, Inc.*	21,867	457,458
American Equity Investment Life Holding Co.	21,473	506,763
American Financial Group, Inc.	1,379	118,828
American International Group, Inc.	49,053	3,152,146
American National Insurance Co.	2,955	344,523
AMERISAFE, Inc.(a)	1,773	111,788

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
AmTrust Financial Services, Inc.	8,274	218,351
Aon plc	7,092	799,268
Arch Capital Group Ltd.*	4,925	435,124
Argo Group International Holdings Ltd.	9,850	629,908
Arthur J Gallagher & Co.	7,092	381,762
Aspen Insurance Holdings Ltd.	18,715	1,055,526
Assurant, Inc.	2,561	248,750
Assured Guaranty Ltd.	8,471	329,607
Axis Capital Holdings Ltd.	3,743	239,589
Brown & Brown, Inc.(a)	3,743	157,693
Chubb Ltd.	19,897	2,616,257
Cincinnati Financial Corp.(a)	4,925	347,606
CNO Financial Group, Inc.	54,372	1,028,175
Employers Holdings, Inc.	2,758	100,529
Endurance Specialty Holdings Ltd.	4,925	456,498
Enstar Group Ltd.*(a)	3,546	686,683
Erie Indemnity Co., Class A	197	22,086
Everest Re Group Ltd.(a)	985	216,631
FBL Financial Group, Inc., Class A	2,955	206,259
Fidelity & Guaranty Life(a)	5,319	127,390
First American Financial Corp.	7,880	296,130
FNF Group	6,698	236,841
Genworth Financial, Inc., Class A*(a)	179,073	601,685
Greenlight Capital Re Ltd., Class A*(a)	7,092	160,279
Hanover Insurance Group, Inc. (The)	12,017	1,008,707
Hartford Financial Services Group, Inc. (The)	12,411	604,540
HCI Group, Inc.	985	40,740
Heritage Insurance Holdings, Inc.(a)	1,970	27,935
Horace Mann Educators Corp.	10,835	448,027
Infinity Property & Casualty Corp.	2,364	205,313
Kemper Corp.(a)	10,835	468,072
Lincoln National Corp.	13,790	930,963
Loews Corp.	15,169	706,572
Maiden Holdings Ltd.(a)	12,411	220,295
Markel Corp.*(a)	394	364,450
Marsh & McLennan Cos., Inc.	13,002	884,396
MBIA, Inc.*(a)	1,970	20,094
Mercury General Corp.(a)	8,077	510,870
MetLife, Inc.	47,280	2,572,505
National General Holdings Corp.	14,184	347,366
National Western Life Group, Inc., Class A	394	115,501
Navigators Group, Inc. (The)	5,910	331,846
Old Republic International Corp.	15,957	331,906
Primerica, Inc.(a)	13,002	981,001
Principal Financial Group, Inc.	10,638	607,323
ProAssurance Corp.	4,334	235,770
Progressive Corp. (The)	19,503	730,192
Prudential Financial, Inc.	18,912	1,987,840
Reinsurance Group of America, Inc.	1,182	148,306
RenaissanceRe Holdings Ltd.	1,773	241,695
RLI Corp.	2,955	175,586
Safety Insurance Group, Inc.	2,364	169,499
Selective Insurance Group, Inc.	13,987	583,258
Stewart Information Services Corp.	2,758	120,469
Torchmark Corp.	4,334	318,722
Travelers Cos., Inc. (The)	13,002	1,531,376
United Fire Group, Inc.	4,728	223,162
Universal Insurance Holdings, Inc.(a)	6,304	164,850

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Unum Group	8,471	384,838
Validus Holdings Ltd.	12,017	684,969
White Mountains Insurance Group Ltd.	197	179,223
Willis Towers Watson plc	1,970	246,506
WR Berkley Corp.	2,758	185,365
XL Group Ltd.	14,972	562,498

		40,662,593

Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc.*	9,653	7,949,053
Etsy, Inc.*	2,758	34,778
Expedia, Inc.(a)	2,561	311,392
Groupon, Inc.*	3,546	12,234
HSN, Inc.	10,047	354,157
Liberty Interactive Corp. QVC Group, Class A*	15,760	302,277
Liberty TripAdvisor Holdings, Inc., Class A*	27,974	502,133
Netflix, Inc.*	10,244	1,441,433
Nutrisystem, Inc.	3,546	117,195
Overstock.com, Inc.*	1,379	22,891
PetMed Express, Inc.(a)	788	16,698
Priceline Group, Inc. (The)*	1,182	1,861,804
Shutterfly, Inc.*	1,576	80,896
TripAdvisor, Inc.*(a)	4,728	250,111
Wayfair, Inc., Class A*(a)	1,970	81,873

		13,338,925

Internet Software & Services - 2.5%
Akamai Technologies, Inc.*(a)	3,152	216,196
Alphabet, Inc., Class A*	4,925	4,039,436
Alphabet, Inc., Class C*	9,653	7,691,414
Blucora, Inc.*	13,199	199,305
Cimpress NV*(a)	2,364	199,498
comScore, Inc.*	2,561	85,921
Cornerstone OnDemand, Inc.*(a)	1,576	64,127
CoStar Group, Inc.*	1,379	278,696
EarthLink Holdings Corp.(a)	22,458	143,956
eBay, Inc.*	24,034	765,002
Endurance International Group Holdings, Inc.*(a)	16,548	127,419
Envestnet, Inc.*	1,576	59,573
Facebook, Inc., Class A*	53,387	6,957,394
Gogo, Inc.*(a)	985	9,013
GrubHub, Inc.*(a)	1,182	49,112
IAC/InterActiveCorp*	985	67,778
j2 Global, Inc.(a)	3,546	297,190
LogMeIn, Inc.	1,773	191,661
MercadoLibre, Inc.	394	73,044
NIC, Inc.	2,167	52,225
Pandora Media, Inc.*	1,576	20,488
SPS Commerce, Inc.*(a)	591	40,779
Stamps.com, Inc.*(a)	1,182	143,672
Twitter, Inc.*	14,184	249,922
VeriSign, Inc.*(a)	2,561	205,418
Web.com Group, Inc.*	11,426	216,523
WebMD Health Corp.*(a)	3,349	167,081
XO Group, Inc.*	2,167	40,805
Yahoo!, Inc.*	17,730	781,361
Yelp, Inc.*(a)	394	16,461
Zillow Group, Inc., Class A*(a)	5,910	212,642
Zillow Group, Inc., Class C*	2,561	90,608

		23,753,720

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - 3.1%
Accenture plc, Class A	14,381	1,637,564
Acxiom Corp.*	2,364	61,700
Alliance Data Systems Corp.(a)	2,364	539,890
Automatic Data Processing, Inc.	12,411	1,253,387
Blackhawk Network Holdings, Inc.*	16,548	590,764
Booz Allen Hamilton Holding Corp.	8,471	286,489
Broadridge Financial Solutions, Inc.	2,561	170,383
CACI International, Inc., Class A*	5,910	725,748
Cardtronics plc, Class A*(a)	9,062	494,604
Cass Information Systems, Inc.(a)	394	25,913
Cognizant Technology Solutions Corp., Class A*	13,199	694,135
Computer Sciences Corp.	2,364	147,041
Convergys Corp.	26,989	669,867
CoreLogic, Inc.*	5,713	201,498
CSG Systems International, Inc.(a)	5,122	247,905
DST Systems, Inc.	1,970	226,846
EPAM Systems, Inc.*(a)	1,773	114,110
Euronet Worldwide, Inc.*	3,349	239,521
ExlService Holdings, Inc.*	1,182	54,313
Fidelity National Information Services, Inc.	6,107	485,018
First Data Corp., Class A*	39,597	607,418
Fiserv, Inc.*	6,698	719,566
FleetCor Technologies, Inc.*	1,576	232,444
Forrester Research, Inc.	394	16,075
Gartner, Inc.*(a)	1,970	195,739
Genpact Ltd.*	6,304	155,583
Global Payments, Inc.	3,940	304,483
International Business Machines Corp.	35,657	6,222,860
Jack Henry & Associates, Inc.	1,773	159,180
Leidos Holdings, Inc.	4,925	237,976
Lionbridge Technologies, Inc.*	8,471	48,454
ManTech International Corp., Class A	4,334	168,766
Mastercard, Inc., Class A	22,852	2,429,853
MAXIMUS, Inc.(a)	4,137	228,114
Net 1 UEPS Technologies, Inc.*	9,850	113,275
NeuStar, Inc., Class A*	12,608	418,586
Paychex, Inc.	8,471	510,717
PayPal Holdings, Inc.*	25,019	995,256
Perficient, Inc.*	5,713	101,292
Science Applications International Corp.	3,349	272,676
ServiceSource International, Inc.*	12,214	64,734
Sykes Enterprises, Inc.*	9,456	264,106
TeleTech Holdings, Inc.	4,137	122,455
Teradata Corp.*(a)	34,081	1,000,618
Total System Services, Inc.	4,728	239,615
Travelport Worldwide Ltd.	17,730	254,603
Unisys Corp.*(a)	7,289	93,664
Vantiv, Inc., Class A*	2,955	183,919
Virtusa Corp.*	7,092	180,704
Visa, Inc., Class A	44,325	3,666,121
Western Union Co. (The)(a)	16,942	331,724
WEX, Inc.*(a)	1,576	180,184

		29,587,456

Leisure Products - 0.2%
American Outdoor Brands Corp.*(a)	17,336	369,257
Brunswick Corp.	5,122	306,603
Callaway Golf Co.	5,319	60,264

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Leisure Products - (continued)
Hasbro, Inc.(a)	2,955	243,817
Mattel, Inc.(a)	7,486	196,208
Nautilus, Inc.*(a)	394	6,836
Polaris Industries, Inc.(a)	1,182	99,371
Sturm Ruger & Co., Inc.(a)	6,107	322,144
Vista Outdoor, Inc.*(a)	17,336	499,450

		2,103,950

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	5,319	260,471
Bio-Rad Laboratories, Inc., Class A*	197	37,446
Bio-Techne Corp.	2,167	220,492
Bruker Corp.	4,728	112,195
Cambrex Corp.*	3,940	206,653
Charles River Laboratories International, Inc.*	2,955	238,764
Illumina, Inc.*	2,758	441,556
Mettler-Toledo International, Inc.*	788	336,185
NeoGenomics, Inc.*	4,137	33,344
PAREXEL International Corp.*	3,546	251,376
PerkinElmer, Inc.	1,773	94,306
Quintiles IMS Holdings, Inc.*	1,182	92,775
Thermo Fisher Scientific, Inc.	8,274	1,260,875
VWR Corp.*	2,561	66,356
Waters Corp.*	1,379	195,335

		3,848,129

Machinery - 2.4%
Actuant Corp., Class A(a)	985	25,758
AGCO Corp.(a)	2,955	185,574
Alamo Group, Inc.	788	59,596
Albany International Corp., Class A	3,546	168,258
Altra Industrial Motion Corp.(a)	1,182	44,089
American Railcar Industries, Inc.(a)	1,773	78,969
Astec Industries, Inc.	1,576	110,288
Barnes Group, Inc.	10,244	493,044
Briggs & Stratton Corp.	2,758	59,738
Caterpillar, Inc.	19,109	1,827,967
Chart Industries, Inc.*(a)	6,895	267,457
CIRCOR International, Inc.	2,167	134,961
CLARCOR, Inc.	788	65,254
Colfax Corp.*	11,426	445,614
Columbus McKinnon Corp.(a)	788	21,662
Crane Co.	6,698	482,524
Cummins, Inc.	7,683	1,129,478
Deere & Co.	9,653	1,033,354
Douglas Dynamics, Inc.	1,970	66,586
Dover Corp.	5,122	398,235
Energy Recovery, Inc.*(a)	4,334	44,380
EnPro Industries, Inc.	985	66,891
ESCO Technologies, Inc.	591	34,396
Federal Signal Corp.	4,531	70,412
Flowserve Corp.(a)	591	29,054
Fortive Corp.	6,304	348,674
Franklin Electric Co., Inc.(a)	1,379	55,643
Global Brass & Copper Holdings, Inc.	5,516	182,855
Gorman-Rupp Co. (The)	985	31,973
Graco, Inc.(a)	788	70,597
Greenbrier Cos., Inc. (The)(a)	7,486	327,512
Hillenbrand, Inc.	14,184	518,425
IDEX Corp.	1,379	124,331
Illinois Tool Works, Inc.	9,456	1,202,803
Ingersoll-Rand plc	5,713	453,327
ITT, Inc.(a)	6,107	249,593

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
John Bean Technologies Corp.	3,349	289,186
Joy Global, Inc.	8,274	232,665
Kadant, Inc.	2,955	182,028
Lincoln Electric Holdings, Inc.	1,379	114,967
Lindsay Corp.(a)	197	14,842
Lydall, Inc.*	3,743	228,323
Manitowoc Co., Inc. (The)*	7,092	48,438
Meritor, Inc.*(a)	19,503	281,428
Middleby Corp. (The)*(a)	2,955	396,502
Mueller Industries, Inc.	5,122	206,212
Mueller Water Products, Inc., Class A(a)	12,017	161,749
Navistar International Corp.*	15,563	424,403
NN, Inc.(a)	7,880	152,478
Nordson Corp.	788	89,462
Oshkosh Corp.	4,334	301,776
PACCAR, Inc.(a)	14,775	994,505
Parker-Hannifin Corp.	4,728	695,631
Pentair plc	2,364	138,601
Proto Labs, Inc.*	394	20,685
RBC Bearings, Inc.*	1,576	145,985
Rexnord Corp.*	32,702	722,387
Snap-on, Inc.	1,379	250,330
SPX Corp.*	19,306	481,685
SPX FLOW, Inc.*	13,790	481,133
Standex International Corp.(a)	1,773	154,606
Stanley Black & Decker, Inc.	4,137	512,988
Sun Hydraulics Corp.	788	30,874
Tennant Co.	985	68,211
Terex Corp.	9,456	300,701
Timken Co. (The)	17,139	760,972
Titan International, Inc.	6,304	83,780
Toro Co. (The)	7,092	417,932
TriMas Corp.*	8,865	188,824
Trinity Industries, Inc.	49,250	1,356,345
Wabash National Corp.(a)	15,957	281,641
WABCO Holdings, Inc.*	1,379	150,352
Wabtec Corp.(a)	1,576	136,545
Watts Water Technologies, Inc., Class A	1,970	130,020
Woodward, Inc.	3,940	274,382
Xylem, Inc.	2,955	145,711

		22,958,557

Marine - 0.0%(d)
Kirby Corp.*(a)	394	25,393
Matson, Inc.	3,743	133,476

		158,869

Media - 2.5%
AMC Entertainment Holdings, Inc., Class A	412	13,905
AMC Networks, Inc., Class A*	21,670	1,242,774
CBS Corp. (Non-Voting), Class B	11,623	749,567
Charter Communications, Inc., Class A*	6,895	2,233,635
Cinemark Holdings, Inc.	4,531	192,568
Comcast Corp., Class A	61,661	4,650,473
Discovery Communications, Inc., Class A*(a)	1,773	50,265
Discovery Communications, Inc., Class C*	16,154	447,627
DISH Network Corp., Class A*	5,713	338,038

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Entravision Communications Corp., Class A	11,820	63,828
EW Scripps Co. (The), Class A*(a)	8,471	165,015
Gannett Co., Inc.	32,702	314,593
Global Eagle Entertainment, Inc.*	14,381	88,587
Gray Television, Inc.*	2,758	32,682
Interpublic Group of Cos., Inc. (The)	8,668	203,958
John Wiley & Sons, Inc., Class A	4,531	249,658
Liberty Media Corp-Liberty Braves, Class C*	394	7,872
Liberty Media Corp-Liberty Formula One, Class A*	13,002	376,798
Liberty Media Corp-Liberty Formula One, Class C*	394	11,324
Liberty Media Corp-Liberty SiriusXM, Class A*	2,167	78,532
Liberty Media Corp-Liberty SiriusXM, Class C*	4,728	169,688
Lions Gate Entertainment Corp., Class A(a)	2,065	59,410
Lions Gate Entertainment Corp., Class B*	6,609	177,055
Live Nation Entertainment, Inc.*	9,062	259,354
Meredith Corp.(a)	7,486	458,892
MSG Networks, Inc., Class A*	13,396	310,787
National CineMedia, Inc.(a)	394	5,776
New Media Investment Group, Inc.	9,850	150,114
New York Times Co. (The), Class A	11,623	156,911
News Corp., Class B	1,182	14,952
Nexstar Media Group, Inc.	9,084	594,120
Omnicom Group, Inc.	4,137	354,334
Regal Entertainment Group, Class A(a)	13,593	308,017
Scholastic Corp.(a)	3,743	171,355
Scripps Networks Interactive, Inc., Class A(a)	5,122	390,092
Sinclair Broadcast Group, Inc., Class A(a)	20,094	678,173
Sirius XM Holdings, Inc.(a)	51,614	243,618
TEGNA, Inc.	2,758	63,186
Time Warner, Inc.	18,715	1,812,548
Time, Inc.	12,608	242,704
Tribune Media Co., Class A(a)	22,064	636,326
tronc, Inc.*(a)	197	2,612
Twenty-First Century Fox, Inc., Class A	41,764	1,310,554
Viacom, Inc., Class A(a)	2,561	115,885
Walt Disney Co. (The)	36,445	4,032,639
World Wrestling Entertainment, Inc., Class A(a)	3,152	61,716

		24,292,517

Metals & Mining - 0.9%
AK Steel Holding Corp.*	70,723	571,442
Allegheny Technologies, Inc.(a)	22,064	479,451
Carpenter Technology Corp.(a)	6,895	275,938
Century Aluminum Co.*	17,336	266,974
Cliffs Natural Resources, Inc.*	61,464	539,039
Coeur Mining, Inc.*(a)	17,927	208,850
Commercial Metals Co.	22,852	466,866
Compass Minerals International, Inc.(a)	394	32,938
Freeport-McMoRan, Inc.*	27,186	452,647

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Hecla Mining Co.	39,794	256,273
Kaiser Aluminum Corp.	2,364	185,479
Materion Corp.	1,182	46,453
McEwen Mining, Inc.(a)	14,184	55,743
Newmont Mining Corp.	18,124	657,539
Nucor Corp.	4,137	240,318
Reliance Steel & Aluminum Co.	394	31,382
Schnitzer Steel Industries, Inc., Class A(a)	9,653	228,294
Steel Dynamics, Inc.	2,758	93,248
Stillwater Mining Co.*	17,533	298,061
SunCoke Energy, Inc.*	31,717	279,744
TimkenSteel Corp.*(a)	25,019	421,820
United States Steel Corp.	51,811	1,694,738
Worthington Industries, Inc.	13,987	668,439

		8,451,676

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AG Mortgage Investment Trust, Inc.	13,790	241,601
AGNC Investment Corp.	38,612	720,886
Altisource Residential Corp.(a)	8,274	100,446
Annaly Capital Management, Inc.	89,635	916,070
Anworth Mortgage Asset Corp.(a)	7,683	39,414
Apollo Commercial Real Estate Finance, Inc.	15,760	274,382
ARMOUR Residential REIT, Inc.(a)	14,381	302,289
Blackstone Mortgage Trust, Inc., Class A(a)	28,762	876,953
Capstead Mortgage Corp.(a)	7,289	77,774
Chimera Investment Corp.	45,507	802,288
CYS Investments, Inc.	63,040	477,213
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,379	25,208
Invesco Mortgage Capital, Inc.	26,989	393,230
Ladder Capital Corp.	19,251	261,043
MFA Financial, Inc.	119,382	941,924
MTGE Investment Corp.	1,773	28,191
New Residential Investment Corp.	75,254	1,140,098
New York Mortgage Trust, Inc.(a)	42,749	274,021
Orchid Island Capital, Inc.(a)	3,940	46,610
PennyMac Mortgage Investment Trust(a)	19,109	323,897
Redwood Trust, Inc.(a)	15,760	244,280
Resource Capital Corp.	12,214	100,399
Starwood Property Trust, Inc.	3,940	87,704
Two Harbors Investment Corp.	137,506	1,205,928
Western Asset Mortgage Capital Corp.	4,925	49,693

		9,951,542

Multiline Retail - 0.5%
Big Lots, Inc.(a)	11,032	551,600
Dillard’s, Inc., Class A	6,895	389,154
Dollar General Corp.	7,092	523,531
Dollar Tree, Inc.*	9,456	729,909
JC Penney Co., Inc.*(a)	23,640	157,206
Kohl’s Corp.	11,229	447,251
Macy’s, Inc.	12,214	360,802
Nordstrom, Inc.(a)	6,501	287,474
Sears Holdings Corp.*(a)	21,867	152,632
Target Corp.	22,458	1,448,092
Tuesday Morning Corp.*(a)	2,561	11,012

		5,058,663

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - 0.8%
Ameren Corp.	8,865	466,742
Avista Corp.(a)	5,516	213,138
Black Hills Corp.(a)	3,940	246,447
CenterPoint Energy, Inc.	10,244	268,495
CMS Energy Corp.	5,713	243,374
Consolidated Edison, Inc.	11,032	820,229
Dominion Resources, Inc.(a)	12,214	931,684
DTE Energy Co.	6,895	680,123
NiSource, Inc.	5,516	123,393
NorthWestern Corp.(a)	8,471	483,779
Public Service Enterprise Group, Inc.	22,064	976,332
SCANA Corp.	3,940	270,678
Sempra Energy	5,319	544,613
Unitil Corp.	2,364	108,200
Vectren Corp.	6,304	346,027
WEC Energy Group, Inc.(a)	10,442	616,600

		7,339,854

Oil, Gas & Consumable Fuels - 4.0%
Alon USA Energy, Inc.	13,199	148,621
Anadarko Petroleum Corp.	11,820	821,845
Apache Corp.	12,805	765,995
Bill Barrett Corp.*	17,730	116,132
Cabot Oil & Gas Corp.	5,713	122,715
Callon Petroleum Co.*	15,169	231,782
Carrizo Oil & Gas, Inc.*	4,334	153,250
Cheniere Energy, Inc.*(a)	6,501	309,773
Chesapeake Energy Corp.*(a)	37,430	241,424
Chevron Corp.	46,886	5,220,756
Cimarex Energy Co.	1,182	159,818
Clean Energy Fuels Corp.*(a)	788	2,041
Cobalt International Energy, Inc.*(a)	107,956	105,883
Concho Resources, Inc.*	1,773	247,227
ConocoPhillips	32,505	1,584,944
CONSOL Energy, Inc.	14,184	240,277
Continental Resources, Inc.*	4,531	220,025
CVR Energy, Inc.(a)	591	13,126
Delek US Holdings, Inc.	2,758	61,779
Denbury Resources, Inc.*	154,448	517,401
Devon Energy Corp.	14,972	681,825
Diamondback Energy, Inc.*(a)	2,955	310,777
Energen Corp.*	788	42,465
EOG Resources, Inc.	15,563	1,580,890
EP Energy Corp., Class A*(a)	27,974	146,584
EQT Corp.	1,773	107,497
EXCO Resources, Inc.*(a)	18,912	12,654
Exxon Mobil Corp.	101,258	8,494,534
Gener8 Maritime, Inc.*	5,319	26,861
Green Plains, Inc.(a)	3,546	79,785
Gulfport Energy Corp.*	8,077	168,809
Hess Corp.	4,531	245,490
HollyFrontier Corp.	1,576	45,657
Kinder Morgan, Inc.	49,841	1,113,448
Kosmos Energy Ltd.*(a)	3,743	24,479
Marathon Oil Corp.	24,822	415,768
Marathon Petroleum Corp.	23,246	1,116,970
Matador Resources Co.*(a)	4,728	124,488
Murphy Oil Corp.(a)	6,107	176,553
Newfield Exploration Co.*	5,319	213,186
Noble Energy, Inc.	5,910	234,982
Oasis Petroleum, Inc.*	22,458	317,556
Occidental Petroleum Corp.	18,912	1,281,666

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
ONEOK, Inc.(a)	2,364	130,280
Parsley Energy, Inc., Class A*	1,182	41,630
PBF Energy, Inc., Class A	26,792	621,306
PDC Energy, Inc.*	1,773	131,096
Phillips 66	15,957	1,302,410
Pioneer Natural Resources Co.	4,925	887,633
QEP Resources, Inc.*	13,593	237,062
Range Resources Corp.	1,970	63,710
Renewable Energy Group, Inc.*(a)	1,182	10,283
REX American Resources Corp.*	1,182	98,141
Rice Energy, Inc.*	24,428	484,407
RSP Permian, Inc.*	1,773	75,459
Sanchez Energy Corp.*(a)	18,321	242,936
SemGroup Corp., Class A(a)	591	23,463
SM Energy Co.	985	30,052
Southwestern Energy Co.*	25,019	225,421
Spectra Energy Corp.	10,638	443,073
Synergy Resources Corp.*(a)	54,569	469,839
Targa Resources Corp.	6,698	385,939
Tesoro Corp.	2,955	238,912
Valero Energy Corp.	19,109	1,256,608
Western Refining, Inc.	22,852	800,049
Whiting Petroleum Corp.*	41,567	460,978
Williams Cos., Inc. (The)	8,471	244,304
World Fuel Services Corp.	20,488	911,306
WPX Energy, Inc.*	34,278	477,493

		38,541,528

Paper & Forest Products - 0.3%
Boise Cascade Co.*	4,925	122,140
Clearwater Paper Corp.*(a)	2,364	148,696
Domtar Corp.(a)	22,064	963,976
KapStone Paper and Packaging Corp.	25,610	614,128
Louisiana-Pacific Corp.*	11,820	226,117
Mercer International, Inc.	16,351	195,394
Neenah Paper, Inc.	2,758	226,570
PH Glatfelter Co.	8,274	201,968
Resolute Forest Products, Inc.*	985	5,417
Schweitzer-Mauduit International, Inc.	4,531	200,859

		2,905,265

Personal Products - 0.2%
Coty, Inc., Class A	17,139	329,069
Edgewell Personal Care Co.*	2,758	217,441
Estee Lauder Cos., Inc. (The), Class A	4,531	367,962
Herbalife Ltd.*(a)	5,122	287,856
Inter Parfums, Inc.(a)	2,167	73,895
Medifast, Inc.	1,182	49,845
Natural Health Trends Corp.(a)	788	19,763
Nu Skin Enterprises, Inc., Class A	9,653	500,798
Revlon, Inc., Class A*(a)	2,167	72,486
USANA Health Sciences, Inc.*	1,379	85,912

		2,005,027

Pharmaceuticals - 3.1%
Akorn, Inc.*	33,293	635,896
Allergan plc*	6,895	1,509,247
Bristol-Myers Squibb Co.	36,839	1,811,005
Depomed, Inc.*(a)	4,531	81,966
Eli Lilly & Co.	25,216	1,942,388
Endo International plc*(a)	16,548	202,547
Horizon Pharma plc*	49,250	806,222
Impax Laboratories, Inc.*	28,368	373,039

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Jazz Pharmaceuticals plc*	2,364	288,219
Johnson & Johnson	63,040	7,139,280
Lannett Co., Inc.*(a)	10,835	218,325
Mallinckrodt plc*	6,304	307,194
Medicines Co. (The)*(a)	2,955	106,528
Merck & Co., Inc.	59,888	3,712,457
Mylan NV*	24,231	921,990
Nektar Therapeutics*	5,319	64,413
Pacira Pharmaceuticals, Inc.*(a)	3,349	128,769
Pfizer, Inc.	263,192	8,351,082
Prestige Brands Holdings, Inc.*	3,743	197,481
SciClone Pharmaceuticals, Inc.*	4,137	41,991
Supernus Pharmaceuticals, Inc.*(a)	394	10,658
TherapeuticsMD, Inc.*(a)	197	1,145
Zoetis, Inc.	10,638	584,452

		29,436,294

Professional Services - 0.5%
Acacia Research Corp.*	14,775	86,434
CBIZ, Inc.*	9,259	121,293
CEB, Inc.	1,773	135,546
Dun & Bradstreet Corp. (The)	788	96,624
Equifax, Inc.	2,561	300,354
Exponent, Inc.(a)	2,364	137,230
FTI Consulting, Inc.*(a)	12,214	514,698
GP Strategies Corp.*	985	25,314
Heidrick & Struggles International, Inc.	1,379	30,821
Huron Consulting Group, Inc.*	1,576	71,393
ICF International, Inc.*	3,940	204,880
IHS Markit Ltd.*	2,797	110,342
Insperity, Inc.	1,970	140,855
Kelly Services, Inc., Class A	2,561	57,341
Kforce, Inc.(a)	2,955	67,965
Korn/Ferry International	10,244	297,588
ManpowerGroup, Inc.	1,182	112,834
Mistras Group, Inc.*	197	4,547
Navigant Consulting, Inc.*	16,745	413,601
Nielsen Holdings plc	2,955	120,889
On Assignment, Inc.*	15,760	713,613
Resources Connection, Inc.	2,758	46,059
Robert Half International, Inc.(a)	2,167	101,979
RPX Corp.*	8,077	87,716
TriNet Group, Inc.*	1,970	50,097
TrueBlue, Inc.*	14,578	360,805
Verisk Analytics, Inc.*	3,940	325,602
WageWorks, Inc.*(a)	1,576	113,708

		4,850,128

Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA*(a)	1,576	44,916
CBRE Group, Inc., Class A*	5,122	155,504
HFF, Inc., Class A	2,758	81,857
Howard Hughes Corp. (The)*	788	84,009
Jones Lang LaSalle, Inc.	1,970	202,969
Kennedy-Wilson Holdings, Inc.	2,364	48,344
Realogy Holdings Corp.	48,068	1,245,442
St Joe Co. (The)*	6,501	109,542

		1,972,583

Road & Rail - 1.0%
AMERCO	591	222,612
ArcBest Corp.	7,880	249,008
Avis Budget Group, Inc.*(a)	29,156	1,085,186
CSX Corp.	36,839	1,708,961

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Road & Rail - (continued)
Genesee & Wyoming, Inc., Class A*	394	29,692
Heartland Express, Inc.	2,758	56,815
Hertz Global Holdings, Inc.*	25,019	524,648
JB Hunt Transport Services, Inc.	1,379	136,631
Kansas City Southern	591	50,773
Knight Transportation, Inc.(a)	5,319	177,655
Landstar System, Inc.	2,561	216,661
Marten Transport Ltd.	4,137	94,530
Norfolk Southern Corp.	11,229	1,318,958
Old Dominion Freight Line, Inc.*(a)	3,152	278,259
Roadrunner Transportation Systems, Inc.*	13,593	107,657
Ryder System, Inc.	3,152	244,595
Saia, Inc.*	7,880	378,634
Swift Transportation Co.*(a)	35,460	809,552
Union Pacific Corp.	19,700	2,099,626
Werner Enterprises, Inc.(a)	985	27,678

		9,818,131

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc.*	4,925	289,787
Advanced Micro Devices, Inc.*	61,858	641,467
Amkor Technology, Inc.*	24,428	229,867
Analog Devices, Inc.	6,107	457,659
Applied Materials, Inc.	31,914	1,093,055
Broadcom Ltd.	8,471	1,689,965
Brooks Automation, Inc.	4,137	72,067
Cabot Microelectronics Corp.	1,773	119,695
Cavium, Inc.*	4,378	289,867
CEVA, Inc.*(a)	197	6,964
Cirrus Logic, Inc.*	8,668	522,854
Cypress Semiconductor Corp.(a)	66,389	783,390
Diodes, Inc.*(a)	788	19,613
Entegris, Inc.*	13,987	262,256
Exar Corp.*	394	4,039
First Solar, Inc.*(a)	4,334	135,177
FormFactor, Inc.*	7,289	90,748
Inphi Corp.*(a)	1,970	90,265
Integrated Device Technology, Inc.*	10,638	267,971
Intel Corp.	201,925	7,434,879
Intersil Corp., Class A	9,850	220,936
IXYS Corp.	788	9,535
KLA-Tencor Corp.	1,773	150,900
Kulicke & Soffa Industries, Inc.*	3,940	69,265
Lam Research Corp.	5,713	656,195
Lattice Semiconductor Corp.*	6,304	45,326
Linear Technology Corp.	3,349	211,422
MACOM Technology Solutions Holdings, Inc.*	601	28,563
Marvell Technology Group Ltd.	13,790	205,057
Maxim Integrated Products, Inc.	6,698	297,927
MaxLinear, Inc., Class A*	8,077	206,610
Microchip Technology, Inc.(a)	3,349	225,555
Micron Technology, Inc.*	31,126	750,448
Microsemi Corp.*	13,396	711,997
MKS Instruments, Inc.(a)	4,334	285,611
Monolithic Power Systems, Inc.	2,955	257,794
Nanometrics, Inc.*	197	5,065
NVIDIA Corp.(a)	10,835	1,182,965
ON Semiconductor Corp.*	10,244	136,450
PDF Solutions, Inc.*(a)	788	17,738
Photronics, Inc.*	8,077	92,886
Power Integrations, Inc.	1,379	97,909

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Qorvo, Inc.*(a)	8,077	518,624
QUALCOMM, Inc.	63,828	3,410,330
Rambus, Inc.*(a)	11,426	148,309
Rudolph Technologies, Inc.*	1,379	31,648
Silicon Laboratories, Inc.*(a)	2,167	141,288
Skyworks Solutions, Inc.	4,334	397,601
SolarEdge Technologies, Inc.*(a)	5,910	76,535
SunPower Corp.*(a)	27,186	180,515
Synaptics, Inc.*	6,304	355,420
Teradyne, Inc.	6,107	173,317
Tessera Holding Corp.	5,122	231,514
Texas Instruments, Inc.	26,201	1,979,224
Veeco Instruments, Inc.*(a)	8,274	213,056
Xcerra Corp.*	985	7,466
Xilinx, Inc.	4,925	286,635

		28,519,221

Software - 2.9%
8x8, Inc.*	6,107	96,796
ACI Worldwide, Inc.*	9,259	179,625
Activision Blizzard, Inc.	9,850	396,068
Adobe Systems, Inc.*	10,441	1,183,801
ANSYS, Inc.*	2,364	220,467
Aspen Technology, Inc.*	5,122	272,029
Autodesk, Inc.*	4,334	352,528
Blackbaud, Inc.(a)	3,349	219,728
Bottomline Technologies de, Inc.*	394	10,134
BroadSoft, Inc.*(a)	985	41,370
CA, Inc.	7,486	234,087
Cadence Design Systems, Inc.*	4,925	128,198
Callidus Software, Inc.*(a)	3,152	58,154
CDK Global, Inc.	1,970	123,224
Citrix Systems, Inc.*	2,167	197,609
Digimarc Corp.*(a)	591	15,602
Ebix, Inc.(a)	4,137	229,604
Electronic Arts, Inc.*	6,698	558,814
Ellie Mae, Inc.*	2,364	195,597
Fair Isaac Corp.	1,773	218,611
FireEye, Inc.*(a)	48,265	653,991
Fortinet, Inc.*	7,880	262,089
Glu Mobile, Inc.*(a)	394	906
Guidewire Software, Inc.*	1,970	103,090
Imperva, Inc.*(a)	1,576	65,798
Intuit, Inc.	6,895	817,609
Manhattan Associates, Inc.*	3,743	191,866
Mentor Graphics Corp.	13,790	508,989
Microsoft Corp.	190,696	12,328,496
MicroStrategy, Inc., Class A*	985	198,281
Monotype Imaging Holdings, Inc.	1,576	34,514
Nuance Communications, Inc.*	8,668	137,474
Oracle Corp.	70,920	2,844,601
Pegasystems, Inc.(a)	2,561	99,367
Progress Software Corp.	2,955	82,799
Proofpoint, Inc.*(a)	2,364	189,498
PTC, Inc.*	7,092	372,826
Qualys, Inc.*	1,182	42,434
RealPage, Inc.*	197	6,028
Red Hat, Inc.*	3,743	284,019
salesforce.com, Inc.*	12,411	981,710
ServiceNow, Inc.*(a)	2,561	232,078
Silver Spring Networks, Inc.*	5,319	67,977
Splunk, Inc.*(a)	1,576	91,187
SS&C Technologies Holdings, Inc.(a)	6,698	215,207

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Symantec Corp.	13,790	379,915
Synchronoss Technologies, Inc.*(a)	9,850	379,422
Synopsys, Inc.*	3,546	223,008
Take-Two Interactive Software, Inc.*	5,319	285,364
TiVo Corp.*(a)	22,261	420,733
Tyler Technologies, Inc.*(a)	1,576	230,128
Ultimate Software Group, Inc. (The)*	1,379	267,057
VASCO Data Security International, Inc.*	2,561	38,927
Verint Systems, Inc.*	10,047	375,255
Workday, Inc., Class A*(a)	394	32,737

		28,377,426

Specialty Retail - 2.7%
Aaron’s, Inc.(a)	14,381	444,948
Advance Auto Parts, Inc.	1,773	291,198
American Eagle Outfitters, Inc.	48,068	726,308
Asbury Automotive Group, Inc.*(a)	8,274	542,774
Ascena Retail Group, Inc.*(a)	37,036	178,143
AutoNation, Inc.*(a)	6,698	355,798
AutoZone, Inc.*	788	571,284
Barnes & Noble, Inc.(a)	3,940	40,188
Bed Bath & Beyond, Inc.	1,182	47,694
Best Buy Co., Inc.	8,865	394,670
Big 5 Sporting Goods Corp.(a)	591	9,101
Boot Barn Holdings, Inc.*(a)	6,304	68,398
Buckle, Inc. (The)(a)	197	4,167
Burlington Stores, Inc.*(a)	4,137	346,267
Cabela’s, Inc.*	9,456	528,496
Caleres, Inc.	12,411	381,638
CarMax, Inc.*(a)	11,426	762,228
Cato Corp. (The), Class A(a)	4,925	125,046
Chico’s FAS, Inc.(a)	20,882	281,698
Children’s Place, Inc. (The)(a)	1,773	171,981
Citi Trends, Inc.	1,970	31,619
Conn’s, Inc.*(a)	6,501	68,586
Container Store Group, Inc. (The)*(a)	2,167	10,553
CST Brands, Inc.	5,122	246,778
Dick’s Sporting Goods, Inc.(a)	2,167	111,817
DSW, Inc., Class A(a)	18,124	383,504
Express, Inc.*	22,852	242,917
Finish Line, Inc. (The), Class A(a)	12,017	206,692
Foot Locker, Inc.	2,758	189,033
GameStop Corp., Class A(a)	30,141	738,153
Gap, Inc. (The)(a)	9,456	217,772
Genesco, Inc.*(a)	3,546	213,469
GNC Holdings, Inc., Class A(a)	22,064	195,708
Group 1 Automotive, Inc.	8,668	700,288
Guess?, Inc.	5,122	65,408
Haverty Furniture Cos., Inc.	788	17,178
Hibbett Sports, Inc.*(a)	8,865	292,545
Home Depot, Inc. (The)	30,535	4,201,005
L Brands, Inc.	6,107	367,702
Lithia Motors, Inc., Class A(a)	8,077	832,900
Lowe’s Cos., Inc.	23,049	1,684,421
Lumber Liquidators Holdings, Inc.*(a)	6,501	101,806
MarineMax, Inc.*	2,364	50,708
Michael’s Cos., Inc. (The)*	1,773	34,875
Monro Muffler Brake, Inc.	2,561	153,404
Murphy USA, Inc.*(a)	10,047	639,994
Office Depot, Inc.	165,283	735,509
O’Reilly Automotive, Inc.*	2,561	671,673

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Party City Holdco, Inc.*(a)	12,805	185,032
Penske Automotive Group, Inc.(a)	9,850	535,446
Pier 1 Imports, Inc.	36,445	264,955
Rent-A-Center, Inc.	394	3,530
RH*(a)	12,214	330,022
Ross Stores, Inc.	11,032	729,326
Sally Beauty Holdings, Inc.*(a)	3,152	75,018
Select Comfort Corp.*	3,546	71,558
Shoe Carnival, Inc.	1,576	40,298
Signet Jewelers Ltd.	1,773	137,709
Sonic Automotive, Inc., Class A(a)	18,124	424,102
Sportsman’s Warehouse Holdings, Inc.*	6,107	45,436
Staples, Inc.	28,368	260,986
Tailored Brands, Inc.	15,563	330,714
Tiffany & Co.(a)	394	31,016
TJX Cos., Inc. (The)	15,760	1,180,739
Tractor Supply Co.	3,743	275,747
Ulta Beauty, Inc.*	1,576	429,113
Urban Outfitters, Inc.*	26,595	705,831
Vitamin Shoppe, Inc.*(a)	5,122	110,891
Williams-Sonoma, Inc.	985	47,487

		25,892,998

Technology Hardware, Storage & Peripherals - 3.6%
3D Systems Corp.*(a)	14,184	233,894
Apple, Inc.	235,021	28,519,798
Avid Technology, Inc.*	13,199	70,615
CPI Card Group, Inc.(a)	8,077	36,750
Cray, Inc.*(a)	1,970	33,786
Diebold Nixdorf, Inc.	28,368	771,610
Eastman Kodak Co.*	3,546	47,516
Electronics For Imaging, Inc.*(a)	3,546	159,357
Hewlett Packard Enterprise Co.	79,588	1,805,056
HP, Inc.	62,252	936,893
NCR Corp.*	9,456	406,797
NetApp, Inc.(a)	12,017	460,492
Pure Storage, Inc., Class A*	15,957	181,431
Seagate Technology plc(a)	10,441	471,411
Super Micro Computer, Inc.*	4,925	130,266
Western Digital Corp.	10,047	801,047
Xerox Corp.	10,638	73,721

		35,140,440

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	1,379	115,491
Coach, Inc.(a)	1,773	66,221
Columbia Sportswear Co.	2,364	128,531
Crocs, Inc.*(a)	27,383	199,896
Deckers Outdoor Corp.*	8,274	476,582
Fossil Group, Inc.*(a)	12,214	312,312
G-III Apparel Group Ltd.*(a)	12,411	325,913
Hanesbrands, Inc.(a)	20,685	490,441
Iconix Brand Group, Inc.*	17,730	182,442
Kate Spade & Co.*	5,713	105,748
Lululemon Athletica, Inc.*(a)	2,758	186,193
Michael Kors Holdings Ltd.*	8,471	362,643
Movado Group, Inc.(a)	3,152	85,577
NIKE, Inc., Class B	41,370	2,188,473
Oxford Industries, Inc.	591	32,517
Perry Ellis International, Inc.*	1,379	32,531
PVH Corp.	1,379	129,364
Ralph Lauren Corp.	788	69,683
Sequential Brands Group, Inc.*(a)	22,261	103,068

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Skechers USA, Inc., Class A*	42,749	1,073,855
Steven Madden Ltd.*	3,349	117,885
Under Armour, Inc., Class A*(a)	4,531	97,371
Under Armour, Inc., Class C*	10,638	204,462
Unifi, Inc.*	788	21,189
Vera Bradley, Inc.*(a)	8,668	99,335
VF Corp.	13,002	669,343
Wolverine World Wide, Inc.(a)	28,565	670,992

		8,548,058

Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	13,002	245,868
Beneficial Bancorp, Inc.	4,334	77,362
BofI Holding, Inc.*(a)	17,730	523,035
Capitol Federal Financial, Inc.(a)	985	15,218
Dime Community Bancshares, Inc.(a)	13,593	290,890
Essent Group Ltd.*(a)	16,154	558,444
EverBank Financial Corp.	24,034	466,981
Federal Agricultural Mortgage Corp., Class C	3,940	219,300
Flagstar Bancorp, Inc.*(a)	7,289	187,838
HomeStreet, Inc.*(a)	5,122	134,196
LendingTree, Inc.*(a)	394	44,089
MGIC Investment Corp.*	115,245	1,227,359
Nationstar Mortgage Holdings, Inc.*(a)	17,336	314,475
New York Community Bancorp, Inc.	26,989	409,963
Northfield Bancorp, Inc.	3,940	71,117
Northwest Bancshares, Inc.	1,576	26,902
Ocwen Financial Corp.*(a)	39,400	207,638
Oritani Financial Corp.(a)	788	13,672
PHH Corp.*(a)	1,379	20,106
Provident Financial Services, Inc.	11,820	312,875
Radian Group, Inc.	70,526	1,297,678
TFS Financial Corp.	2,167	37,901
TrustCo Bank Corp.(a)	14,972	125,765
United Financial Bancorp, Inc.(a)	2,167	39,114
Walker & Dunlop, Inc.*	8,668	272,262
Washington Federal, Inc.	28,368	931,889
WSFS Financial Corp.	4,137	187,406

		8,259,343

Tobacco - 0.9%
Altria Group, Inc.	49,447	3,519,638
Philip Morris International, Inc.	34,672	3,333,019
Reynolds American, Inc.	21,079	1,267,480
Universal Corp.(a)	7,683	522,444
Vector Group Ltd.	10,130	223,468

		8,866,049

Trading Companies & Distributors - 0.8%
Air Lease Corp.	28,171	1,024,861
Aircastle Ltd.(a)	21,079	470,062
Applied Industrial Technologies, Inc.	4,728	285,807
Beacon Roofing Supply, Inc.*	5,122	224,190
DXP Enterprises, Inc.*	3,152	119,209
Fastenal Co.	1,379	68,509
GATX Corp.(a)	15,169	877,071
H&E Equipment Services, Inc.	4,137	106,983
HD Supply Holdings, Inc.*	1,576	66,665
Herc Holdings, Inc.*(a)	1,421	70,581
Kaman Corp.(a)	4,925	248,860
MRC Global, Inc.*	24,822	510,092
MSC Industrial Direct Co., Inc., Class A	3,152	321,977

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
NOW, Inc.*	29,156	619,856
Rush Enterprises, Inc., Class A*	9,850	322,587
Triton International Ltd.	3,349	81,515
United Rentals, Inc.*(a)	3,743	473,527
Univar, Inc.*	18,518	552,207
Watsco, Inc.	1,970	300,898
WESCO International, Inc.*	10,638	752,107
WW Grainger, Inc.	394	99,512

		7,597,076

Transportation Infrastructure - 0.0%(d)
Macquarie Infrastructure Corp.	394	29,546
Wesco Aircraft Holdings, Inc.*	10,835	164,150

		193,696

Water Utilities - 0.1%
American States Water Co.	3,743	163,869
American Water Works Co., Inc.	3,152	231,483
Aqua America, Inc.	1,773	53,917
California Water Service Group(a)	3,743	129,133
Connecticut Water Service, Inc.	394	21,292
SJW Group	591	29,609

		629,303

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*(a)	3,743	43,793
NII Holdings, Inc.*	51,614	145,810
Shenandoah Telecommunications Co.	6,501	177,152
Spok Holdings, Inc.	2,167	44,532
Sprint Corp.*	33,293	307,294
Telephone & Data Systems, Inc.	8,077	247,560
T-Mobile US, Inc.*	5,713	355,749

		1,321,890

TOTAL COMMON STOCKS (Cost $687,301,268)		948,202,840

	No. of Rights
RIGHTS - 0.0%(d)
Biotechnology - 0.0%
Dyax Corp.*(e)	7,175	—

Media - 0.0%
Media General, Inc.*(e)	22,261	—

Wireless Telecommunication Services - 0.0%(d)
Leap Wireless International, Inc.*(e)	12,069	36,207

TOTAL RIGHTS (Cost $—)		36,207

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(f) - 10.3%
CERTIFICATES OF DEPOSIT - 3.0%
Bank of Montreal, Chicago
1.08%, 3/17/2017	900,000	900,000
Bank of Nova Scotia, Houston
1.23%, 4/12/2017	5,000,000	5,003,721
Credit Industriel et Commercial, New York
1.42%, 3/1/2017	2,000,000	2,000,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - (continued)
CERTIFICATES OF DEPOSIT - (continued)
KBC Bank NV, Brussels
1.17%, 4/4/2017	1,500,000	1,497,615
1.15%, 4/18/2017	300,000	299,352
Landesbank Baden-Wurttemberg, London
1.04%, 2/9/2017	3,500,000	3,499,196
Mizuho Bank Ltd., New York
1.47%, 2/6/2017	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp., New York
1.33%, 5/31/2017	2,000,000	2,000,174
Sumitomo Mitsui Trust Bank Ltd., New York
1.51%, 3/6/2017	1,000,000	1,000,000
1.46%, 4/10/2017	1,000,000	1,000,703
The Chiba Bank Ltd., New York Branch
0.95%, 2/2/2017	3,000,000	3,000,000
Toronto Dominion, New York
1.20%, 6/1/2017	4,000,000	4,006,344
Wells Fargo Bank (San Francisco) NA
1.27%, 7/27/2017	3,000,000	3,002,808

TOTAL CERTIFICATES OF DEPOSIT (Cost $29,201,664)		29,209,913

COMMERCIAL PAPER - 1.3%
Macquarie Bank Ltd.
1.16%, 3/15/2017	5,000,000	4,993,233
Suncorp Metway Ltd.
0.96%, 2/23/2017	5,000,000	4,997,067
United Overseas Bank Ltd.
0.96%, 2/21/2017	2,500,000	2,498,667

TOTAL COMMERCIAL PAPER (Cost $12,488,967)		12,488,967

FUNDING AGREEMENT - 0.3%
United of Omaha Life Insurance
1.01%, 3/2/2017 (Cost $3,000,000)	3,000,000	3,000,000

MASTER DEMAND NOTE - 0.4%
Natixis Financial Products LLC
0.89%, 2/1/2017 (Cost $4,000,000)	4,000,000	4,000,000

REPURCHASE AGREEMENTS - 5.1%
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $25,583,148, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $26,094,398	25,582,743	25,582,743
Deutsche Bank AG, London Branch, 1.05%, dated 1/31/2017, due 2/1/2017, repurchase price $10,195,297, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.75%, maturing 3/30/2017 - 2/15/2046; Common Stocks; total market value $11,328,608	10,195,000	10,195,000

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - (continued)
REPURCHASE AGREEMENTS - (continued)
Mizuho Securities USA, Inc., 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $6,000,092, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 1.75%, maturing 2/15/2017 - 12/31/2020; total market value $6,120,002	6,000,000	6,000,000
Societe Generale, New York Branch, 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $7,000,107, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 3.94%, maturing 4/20/2046 - 9/15/2057; U.S. Treasury Securities, 1.75%, maturing 12/31/2020; total market value $7,140,000	7,000,000	7,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $48,777,743)		48,777,743

TIME DEPOSIT - 0.2%
Shinkin Central Bank
1.43%, 4/12/2017 (Cost $2,000,000)	2,000,000	2,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $99,468,374)		99,476,623

Total Investments — 109.0% (Cost $786,769,642)		1,047,715,670
Liabilities Less Other Assets — (9.0%)		(86,717,021)

Net assets — 100.0%		960,998,649

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $99,634,630, collateralized in the form of cash with a value of $99,476,802 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,650,957 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 3/16/2017 – 11/15/2046 and $487,070 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 4.50%, and maturity dates ranging from 2/13/2017 – 7/22/2065; a total value of $101,614,829.

(b)	Amount represents less than one share.
(c)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(d)	Represents less than 0.05% of net assets.
(e)

Security fair valued as of 1/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 1/31/2017 amounted to $36,207, which represents approximately 0.00% of net assets of the Fund.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2017 (Unaudited)

(f)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $99,476,623.

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,460,365
Aggregate gross unrealized depreciation	(5,326,224)

Net unrealized appreciation	$261,134,141

Federal income tax cost of investments	$786,581,529

Investment in a company which was affiliated for the period ending January 31, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value January 31, 2017	Dividend Income	Realized Gain
Northern Trust Corp.	$476,524	$32,714	$2,832	$572,009	$2,540	$3,259

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	72	03/17/2017	$8,188,200	$157,652
E-mini S&P MidCap 400® Index Futures Contracts	7	03/17/2017	1,179,850	7,024
Russell 2000® Mini Index Futures Contracts	49	03/17/2017	3,330,775	500

				$165,176

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.8%
Airbus SE	14,460	980,746
BAE Systems plc	72,120	528,073
Bombardier, Inc., Class B*	40,535	77,417
CAE, Inc.	7,384	104,664
Cobham plc(a)	81,780	139,515
Dassault Aviation SA	55	63,442
Elbit Systems Ltd.	412	45,334
Kongsberg Gruppen ASA(a)	2,303	38,067
Leonardo SpA*	14,585	187,883
LISI	13,380	484,547
MacDonald Dettwiler & Associates Ltd.	770	42,565
Meggitt plc	28,086	147,665
MTU Aero Engines AG	1,176	140,562
QinetiQ Group plc	19,310	64,063
Rolls-Royce Holdings plc*	43,740	367,321
Saab AB, Class B	1,995	81,520
Safran SA	7,980	540,724
Senior plc(a)	269,411	670,774
Singapore Technologies Engineering Ltd.	40,700	95,336
Thales SA	2,340	219,453
Ultra Electronics Holdings plc	2,754	63,995
Zodiac Aerospace(a)	5,680	172,488

		5,256,154

Air Freight & Logistics - 0.5%
Bollore SA*	128	526
Bollore SA(a)	19,098	76,344
bpost SA	1,815	43,878
CTT-Correios de Portugal SA	6,883	38,338
CWT Ltd.	196,700	279,245
Deutsche Post AG (Registered)	22,080	738,644
Freightways Ltd.	5,961	30,551
Kerry Logistics Network Ltd.	26,000	33,642
Kintetsu World Express, Inc.	25,600	354,750
Konoike Transport Co. Ltd.	20,700	274,161
Mainfreight Ltd.	3,192	48,914
Oesterreichische Post AG*	670	24,249
Panalpina Welttransport Holding AG (Registered)	275	34,006
PostNL NV*	268,740	1,177,392
Royal Mail plc	29,820	154,418
Singapore Post Ltd.(a)	38,000	39,516
Yamato Holdings Co. Ltd.	7,500	151,865
Yusen Logistics Co. Ltd.	13,100	130,447

		3,630,886

Airlines - 0.4%
Air Canada*	11,548	118,425
Air France-KLM*(a)	96,663	511,559
Air New Zealand Ltd.	25,676	39,534
ANA Holdings, Inc.(a)	35,000	104,308
Cathay Pacific Airways Ltd.(a)	27,000	36,676
Chorus Aviation, Inc.	81,060	436,465
Deutsche Lufthansa AG (Registered)(a)	10,200	135,970

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - (continued)
easyJet plc	11,163	133,420
El Al Israel Airlines	175,140	114,420
Exchange Income Corp.	448	13,752
Finnair OYJ*(a)	37,440	163,869
International Consolidated Airlines Group SA, DI	34,920	209,428
Japan Airlines Co. Ltd.	6,500	207,977
Norwegian Air Shuttle ASA*(a)	1,076	35,166
Qantas Airways Ltd.	42,515	110,059
SAS AB*(a)	87,240	141,215
Singapore Airlines Ltd.(a)	22,400	157,410
Virgin Australia Holdings Ltd.*(a)	356,146	59,481
WestJet Airlines Ltd.	5,880	99,041
Wizz Air Holdings plc*(b)	2,172	48,667

		2,876,842

Auto Components - 2.6%
Aisan Industry Co. Ltd.	24,808	208,909
Aisin Seiki Co. Ltd.	6,800	312,290
ARB Corp. Ltd.	3,517	43,280
Autoneum Holding AG	165	43,148
Brembo SpA	715	45,821
Bridgestone Corp.	25,400	934,774
Calsonic Kansei Corp.(a)	6,000	95,883
CIE Automotive SA	3,217	59,815
Cie Generale des Etablissements Michelin	7,320	786,168
Cie Plastic Omnium SA	2,503	84,937
Continental AG	4,080	796,753
Daido Metal Co. Ltd.	24,000	224,704
Daikyonishikawa Corp.	31,604	414,087
Denso Corp.	22,400	975,193
Eagle Industry Co. Ltd.	16,500	222,785
ElringKlinger AG(a)	20,593	364,868
Exedy Corp.	20,800	565,383
Faurecia	3,249	141,062
FCC Co. Ltd.	23,200	422,062
GKN plc	67,500	291,621
G-Tekt Corp.	13,800	260,125
Hella KGaA Hueck & Co.	1,320	53,780
HI-LEX Corp.	3,164	83,109
Hybrid Kinetic Group Ltd.*	884,000	21,418
Keihin Corp.	26,800	475,889
Koito Manufacturing Co. Ltd.	2,000	106,240
KYB Corp.	144,000	704,810
Leoni AG(a)	21,400	857,317
Linamar Corp.	1,760	77,231
Magna International, Inc.	15,006	647,891
Mitsuba Corp.	32,000	558,561
Musashi Seimitsu Industry Co. Ltd.	13,800	381,239
NGK Spark Plug Co. Ltd.	6,600	149,149
NHK Spring Co. Ltd.	7,000	70,762
Nifco, Inc.	1,200	60,759
Nippon Seiki Co. Ltd.	34,000	735,119
Nissin Kogyo Co. Ltd.	26,100	433,319
NOK Corp.	3,800	77,367
Nokian Renkaat OYJ	2,145	80,484
Pacific Industrial Co. Ltd.	36,000	447,062
Piolax, Inc.	6,000	388,008
Schaeffler AG (Preference)	2,860	46,269

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Auto Components - (continued)
Showa Corp.(a)	34,000	234,670
Stanley Electric Co. Ltd.	3,800	107,511
Sumitomo Electric Industries Ltd.	30,400	444,895
Sumitomo Riko Co. Ltd.	28,500	295,443
Sumitomo Rubber Industries Ltd.	9,500	148,945
Tachi-S Co. Ltd.(a)	21,900	363,006
Tokai Rika Co. Ltd.	2,600	52,012
Topre Corp.(a)	28,400	725,547
Toyo Tire & Rubber Co. Ltd.	4,500	54,843
Toyoda Gosei Co. Ltd.	6,200	149,857
Toyota Boshoku Corp.	1,600	35,603
Toyota Industries Corp.	7,400	358,907
TPR Co. Ltd.	18,900	541,439
TS Tech Co. Ltd.	1,100	28,210
Unipres Corp.	25,600	541,221
Valeo SA	5,640	344,498
Xinyi Glass Holdings Ltd.*	120,000	108,411
Yokohama Rubber Co. Ltd. (The)	8,000	141,346

		18,425,815

Automobiles - 2.9%
Bayerische Motoren Werke AG	13,143	1,195,520
Bayerische Motoren Werke AG (Preference)	2,100	157,388
Daimler AG (Registered)	39,900	2,990,367
Ferrari NV	2,940	183,328
Fiat Chrysler Automobiles NV*	41,748	455,682
Fuji Heavy Industries Ltd.	26,000	1,048,545
Honda Motor Co. Ltd.	76,000	2,286,582
Isuzu Motors Ltd.	25,200	340,701
Mazda Motor Corp.	22,700	336,341
Mitsubishi Motors Corp.	31,300	170,437
Nissan Motor Co. Ltd.	102,000	1,013,884
Nissan Shatai Co. Ltd.	1,000	9,514
Peugeot SA*	18,780	349,083
Porsche Automobil Holding SE (Preference)	5,802	347,997
Renault SA	7,803	703,119
Suzuki Motor Corp.	12,700	492,883
Toyota Motor Corp.	118,138	6,909,355
Volkswagen AG	1,020	162,757
Volkswagen AG (Preference)	7,260	1,129,023
Yamaha Motor Co. Ltd.	14,300	299,020

		20,581,526

Banks - 13.5%
77 Bank Ltd. (The)	11,000	51,299
ABN AMRO Group NV, CVA(b)	6,600	155,134
Aichi Bank Ltd. (The)	400	23,202
Akita Bank Ltd. (The)	16,000	50,597
Aktia Bank OYJ	25,572	295,149
Aldermore Group plc*	132,360	364,683
Aomori Bank Ltd. (The)	15,000	49,700
Aozora Bank Ltd.	35,000	128,092
Australia & New Zealand Banking Group Ltd.	117,400	2,610,448
Awa Bank Ltd. (The)	6,000	37,575
Banca Monte dei Paschi di Siena SpA*(c)	18,688	304,558
Banca Popolare di Sondrio SCPA	38,839	137,589
Banco Bilbao Vizcaya Argentaria SA	267,841	1,816,335
Banco BPI SA (Registered)*	50,960	62,342
Banco BPM SpA	47,691	135,551

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Banco Comercial Portugues SA, Class R*(a)	391,623	66,193
Banco de Sabadell SA	210,300	316,816
Banco Espirito Santo SA (Registered)*(c)	48,647	526
Banco Popular Espanol SA(a)	152,086	157,128
Banco Santander SA	585,954	3,260,555
Bank Hapoalim BM	42,256	255,196
Bank Leumi Le-Israel BM*	57,301	236,840
Bank of East Asia Ltd. (The)(a)	39,069	167,417
Bank of Ireland*	1,118,400	299,746
Bank of Iwate Ltd. (The)	11,200	450,189
Bank of Kyoto Ltd. (The)	5,000	39,307
Bank of Montreal(a)	26,187	1,977,056
Bank of Nagoya Ltd. (The)	999	36,251
Bank of Nova Scotia (The)	48,600	2,898,666
Bank of Okinawa Ltd. (The)	16,240	586,414
Bank of Queensland Ltd.(a)	15,625	141,985
Bank of the Ryukyus Ltd.	61	819
Bankia SA	183,720	193,583
Bankinter SA	18,109	145,506
Banque Cantonale Vaudoise (Registered)	50	34,208
Barclays plc	627,240	1,731,747
Bendigo & Adelaide Bank Ltd.	19,681	187,507
Berner Kantonalbank AG (Registered)	259	47,910
BGEO Group plc	26,071	970,878
BNP Paribas SA	45,480	2,908,711
BPER Banca	19,506	110,460
CaixaBank SA	133,405	487,441
Canadian Imperial Bank of Commerce	16,202	1,377,061
Canadian Western Bank	3,245	73,649
Chiba Bank Ltd. (The)	28,000	184,304
Chugoku Bank Ltd. (The)	6,500	96,078
Collector AB*	896	10,721
comdirect bank AG	411	4,324
Commerzbank AG	43,980	380,851
Commonwealth Bank of Australia	39,840	2,469,769
Concordia Financial Group Ltd.	51,221	272,178
Credit Agricole SA	50,754	672,733
Credito Emiliano SpA	50,246	325,805
CYBG plc*(a)	19,250	65,317
Dah Sing Banking Group Ltd.	24,640	48,268
Dah Sing Financial Holdings Ltd.	5,340	41,361
Daishi Bank Ltd. (The)	8,000	35,461
Danske Bank A/S	30,840	1,027,582
DBS Group Holdings Ltd.	70,397	947,921
DNB ASA	38,520	644,204
Erste Group Bank AG*	12,240	372,229
FIBI Holdings Ltd.	5,441	98,262
FinecoBank Banca Fineco SpA	4,895	29,042
Fukuoka Financial Group, Inc.	30,000	133,245
Gunma Bank Ltd. (The)	14,300	78,502
Hachijuni Bank Ltd. (The)	15,000	88,874
Hang Seng Bank Ltd.(a)	18,000	368,613
Heartland Bank Ltd.	283,783	328,750
Hiroshima Bank Ltd. (The)	26,000	122,176
Hokkoku Bank Ltd. (The)	17,000	65,086
Hokuetsu Bank Ltd. (The)	2,800	66,558
Hokuhoku Financial Group, Inc.	4,700	80,995

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
HSBC Holdings plc	803,536	6,837,921
Hyakugo Bank Ltd. (The)	158,000	652,632
Hyakujushi Bank Ltd. (The)	10,000	33,400
ING Groep NV	155,520	2,226,934
Intesa Sanpaolo SpA	591,300	1,386,669
Intesa Sanpaolo SpA (Retirement Savings Plan)	22,267	49,090
Israel Discount Bank Ltd., Class A*	32,350	67,242
Iyo Bank Ltd. (The)	11,500	77,535
Juroku Bank Ltd. (The)	259,000	901,870
Jyske Bank A/S (Registered)	2,940	151,234
Kansai Urban Banking Corp.	400	5,266
KBC Group NV	13,620	883,442
Keiyo Bank Ltd. (The)	185,000	854,541
Kiyo Bank Ltd. (The)	48,400	773,454
Kyushu Financial Group, Inc.	11,170	77,394
Laurentian Bank of Canada	20,660	932,731
Liberbank SA*	261,153	289,284
Liechtensteinische Landesbank AG	7,680	348,737
Lloyds Banking Group plc	2,568,480	2,098,151
Luzerner Kantonalbank AG (Registered)*	55	22,828
Mebuki Financial Group, Inc.	54,010	208,700
Mediobanca SpA	24,360	209,422
Metro Bank plc*	1,540	64,499
Minato Bank Ltd. (The)	2,900	54,406
Mitsubishi UFJ Financial Group, Inc.	573,400	3,722,834
Miyazaki Bank Ltd. (The)	120,000	399,734
Mizrahi Tefahot Bank Ltd.	4,192	64,510
Mizuho Financial Group, Inc.	1,017,600	1,900,966
Musashino Bank Ltd. (The)	21,200	630,868
Nanto Bank Ltd. (The)	2,346	94,819
National Australia Bank Ltd.	106,680	2,456,309
National Bank of Canada	13,440	579,041
Natixis SA	35,724	211,759
Nordax Group AB(b)	2,128	12,293
Nordea Bank AB	126,975	1,535,332
North Pacific Bank Ltd.	22,900	92,556
Ogaki Kyoritsu Bank Ltd. (The)	221,000	857,890
Oita Bank Ltd. (The)	6,000	22,598
Oversea-Chinese Banking Corp. Ltd.	154,603	1,030,467
Permanent TSB Group Holdings plc*	75,180	220,829
Raiffeisen Bank International AG*	5,005	111,153
Resona Holdings, Inc.	85,500	465,722
Ringkjoebing Landbobank A/S	220	47,985
Royal Bank of Canada	59,940	4,301,428
Royal Bank of Scotland Group plc*	134,400	375,039
San-In Godo Bank Ltd. (The)	102,500	860,426
Senshu Ikeda Holdings, Inc.	175,000	808,350
Seven Bank Ltd.(a)	13,400	38,566
Shawbrook Group plc*(a)(b)	90,741	285,403
Shiga Bank Ltd. (The)	5,000	28,203
Shinsei Bank Ltd.	86,000	148,967
Shizuoka Bank Ltd. (The)	14,000	122,496
Skandiabanken ASA*(b)	52,920	464,704
Skandinaviska Enskilda Banken AB, Class A	62,220	699,313
Skandinaviska Enskilda Banken AB, Class C	7,040	81,098
Societe Generale SA	30,120	1,473,081
Spar Nord Bank A/S	57,848	674,577
SpareBank 1 Nord Norge	63,035	415,624

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
SpareBank 1 SMN	82,860	694,885
SpareBank 1 SR-Bank ASA	7,150	53,227
St Galler Kantonalbank AG (Registered)	110	44,598
Standard Chartered plc*	62,340	607,126
Sumitomo Mitsui Financial Group, Inc.	56,000	2,214,133
Sumitomo Mitsui Trust Holdings, Inc.	15,500	582,687
Suruga Bank Ltd.	4,700	107,715
Svenska Handelsbanken AB, Class A	36,600	546,806
Swedbank AB, Class A	25,620	648,003
Sydbank A/S	4,440	147,101
TBC Bank Group plc*(a)	22,440	421,218
Tochigi Bank Ltd. (The)	5,000	25,539
Toho Bank Ltd. (The)	22,732	85,819
Tokyo TY Financial Group, Inc.	1,200	41,892
TOMONY Holdings, Inc.	99,500	532,965
Toronto-Dominion Bank (The)	42,960	2,221,234
UniCredit SpA	21,414	582,255
Unione di Banche Italiane SpA	20,048	69,591
United Overseas Bank Ltd.	55,139	818,788
Valiant Holding AG (Registered)(a)	10,036	1,069,110
Van Lanschot NV, CVA	24,180	522,104
Virgin Money Holdings UK plc	149,965	587,710
Walliser Kantonalbank (Registered)	2,460	192,741
Westpac Banking Corp.	78,120	1,880,555
Yamagata Bank Ltd. (The)	11,000	47,293
Yamaguchi Financial Group, Inc.(a)	8,000	87,622
Yamanashi Chuo Bank Ltd. (The)	17,000	80,338
Zuger Kantonalbank AG	4	20,880

		93,817,485

Beverages - 1.1%
A.G. Barr plc	4,785	30,220
Anheuser-Busch InBev SA	20,160	2,094,812
Asahi Group Holdings Ltd.	12,800	451,397
Britvic plc	16,720	131,577
C&C Group plc	16,797	71,757
Carlsberg A/S, Class B	2,599	234,906
Coca-Cola Amatil Ltd.	11,766	87,089
Coca-Cola East Japan Co. Ltd.	2,606	56,923
Coca-Cola European Partners plc(a)	6,000	207,180
Coca-Cola HBC AG, DI*	4,146	94,515
Coca-Cola West Co. Ltd.	1,000	29,092
Cott Corp.	6,400	67,792
Davide Campari-Milano SpA	6,897	69,169
Diageo plc	58,560	1,623,414
Fevertree Drinks plc	3,795	60,302
Heineken Holding NV	2,340	164,324
Heineken NV	4,875	364,732
Ito En Ltd.	200	6,662
Kirin Holdings Co. Ltd.	22,738	373,261
Molson Coors Canada, Inc., Class B	330	31,766
Pernod Ricard SA	5,162	604,438
Refresco Group NV(b)	2,750	41,503
Remy Cointreau SA	562	51,072
Royal Unibrew A/S	1,210	45,943
Sapporo Holdings Ltd.	1,800	46,977
Suntory Beverage & Food Ltd.	3,000	127,782
Takara Holdings, Inc.	8,600	82,429
Treasury Wine Estates Ltd.	17,700	156,272

		7,407,306

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - 0.6%
Abcam plc	7,151	73,638
Actelion Ltd. (Registered)*	2,640	687,695
Basilea Pharmaceutica AG (Registered)*(a)	211	15,430
Bavarian Nordic A/S*(a)	1,694	66,462
Cellectis SA*(a)	977	17,242
CK Life Sciences Int’l Holdings, Inc.	48,000	4,207
CSL Ltd.	10,800	920,728
DBV Technologies SA*	1,162	79,214
Galapagos NV*	1,680	108,844
Genmab A/S*	1,274	245,847
Genus plc	2,539	54,846
Grifols SA	8,160	174,783
Grifols SA (Preference), Class B	4,876	83,416
Knight Therapeutics, Inc.*	4,759	37,525
PeptiDream, Inc.*(a)	800	39,796
ProMetic Life Sciences, Inc.*(a)	30,439	49,496
Shire plc	20,940	1,153,762
Sirtex Medical Ltd.(c)	2,357	25,730
Swedish Orphan Biovitrum AB*(a)	3,685	47,129
Takara Bio, Inc.	200	2,846
Vitrolife AB	660	30,691

		3,919,327

Building Products - 1.2%
Aica Kogyo Co. Ltd.	1,500	39,267
Asahi Glass Co. Ltd.	26,000	194,004
Assa Abloy AB, Class B	22,800	431,921
Belimo Holding AG (Registered)	21	67,730
Bunka Shutter Co. Ltd.	48,000	388,434
Central Glass Co. Ltd.	134,000	645,152
Cie de Saint-Gobain	19,828	974,979
Daikin Industries Ltd.	6,800	678,037
Geberit AG (Registered)	900	384,594
GWA Group Ltd.	14,406	28,653
Inwido AB(a)	32,109	345,274
James Halstead plc	6,547	41,596
Kingspan Group plc	3,575	104,160
Lindab International AB	5,702	49,573
LIXIL Group Corp.	10,200	239,200
Nibe Industrier AB, Class B(a)	9,994	82,487
Nichias Corp.	86,000	885,401
Nichiha Corp.	24,000	617,402
Nippon Sheet Glass Co. Ltd.*	56,700	468,408
Nitto Boseki Co. Ltd.	9,000	36,216
Noritz Corp.	500	8,608
Okabe Co. Ltd.	28,900	245,165
Reliance Worldwide Corp. Ltd.*(a)	35,079	77,228
Rockwool International A/S, Class A	220	37,883
Rockwool International A/S, Class B	82	14,632
Sanwa Holdings Corp.	8,000	74,688
Schweiter Technologies AG	55	62,214
Sekisui Jushi Corp.	21,100	337,562
Takara Standard Co. Ltd.	1,376	23,248
Takasago Thermal Engineering Co. Ltd.	43,200	592,117
Tarkett SA	605	23,518
TOTO Ltd.	3,000	121,386
Uponor OYJ(a)	2,765	50,051

		8,370,788

Capital Markets - 2.8%
3i Group plc	42,760	376,574

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Aberdeen Asset Management plc	22,383	73,807
Allied Minds plc*	8,967	44,911
Amundi SA(b)	1,265	69,448
Anima Holding SpA(b)	139,664	831,651
ARA Asset Management Ltd.	17,936	21,898
Ashmore Group plc	8,030	31,318
AURELIUS Equity Opportunities SE & Co. KGaA	2,040	128,640
Avanza Bank Holding AB	1,367	62,630
Azimut Holding SpA	2,399	43,037
Banca Generali SpA	1,320	33,652
Bolsas y Mercados Espanoles SHMSF SA	941	29,690
Brederode SA	726	34,373
Brewin Dolphin Holdings plc	19,014	74,898
Brookfield Asset Management, Inc., Class A	20,400	704,123
BT Investment Management Ltd.	6,705	47,592
Burford Capital Ltd.	7,865	64,317
Capital Stage AG	3,696	24,245
China Financial International Investments Ltd.*	280,000	14,615
China Medical & HealthCare Group Ltd.*	2,230,000	113,521
CI Financial Corp.(a)	8,583	179,066
Close Brothers Group plc	5,280	96,320
Credit Suisse Group AG (Registered)*	47,040	714,707
Daiwa Securities Group, Inc.	72,000	462,732
Deutsche Bank AG (Registered)*	54,468	1,082,501
Deutsche Boerse AG	4,502	400,464
EFG International AG*	55,440	336,596
Emperor Capital Group Ltd.	1,800,000	164,705
Euronext NV(b)	1,650	73,065
Financiere de Tubize SA	179	12,052
Flow Traders(b)	2,188	76,470
Freeman FinTech Corp. Ltd.*	480,000	29,384
GAM Holding AG*(a)	101,884	1,037,841
Gimv NV	880	49,120
Guoco Group Ltd.	3,000	33,830
Haitong International Securities Group Ltd.	79,089	44,542
Hargreaves Lansdown plc	5,061	86,149
Henderson Group plc	25,190	69,088
Hong Kong Exchanges & Clearing Ltd.(a)	27,905	678,623
IG Group Holdings plc	7,865	52,740
IGM Financial, Inc.	3,577	109,718
Intermediate Capital Group plc	11,137	97,029
Investec plc	21,540	152,164
IOOF Holdings Ltd.(a)	5,500	37,995
IP Group plc*(a)	25,803	62,296
Jafco Co. Ltd.	300	10,180
Japan Exchange Group, Inc.	15,000	224,517
Julius Baer Group Ltd.*	5,522	258,805
Jupiter Fund Management plc	12,914	65,232
kabu.com Securities Co. Ltd.	4,000	13,715
Kyokuto Securities Co. Ltd.	16,100	234,403
Leonteq AG*	343	12,464
London Stock Exchange Group plc	7,380	294,420
Macquarie Group Ltd.	13,800	886,292
Magellan Financial Group Ltd.	2,585	46,116

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Man Group plc	83,900	140,388
Mason Financial Holdings Ltd.*	230,953	4,286
Matsui Securities Co. Ltd.	6,900	59,392
Melker Schorling AB	770	48,050
Monex Group, Inc.	15,400	40,903
NEX Group plc	6,725	48,607
Nomura Holdings, Inc.	147,800	923,627
Nordnet AB, Class B(a)	7,605	33,059
Okasan Securities Group, Inc.	133,000	874,262
Partners Group Holding AG	480	242,652
Perpetual Ltd.	1,210	42,989
Platinum Asset Management Ltd.	3,520	13,334
Rathbone Brothers plc(a)	1,817	47,525
Ratos AB, Class B	11,384	61,402
Rothschild & Co.	24,993	722,516
SBI Holdings, Inc.	10,700	148,655
Schroders plc(a)	2,873	106,050
Schroders plc (Non-Voting)	1,249	34,162
Singapore Exchange Ltd.	16,700	87,957
SVG Capital plc*	5,094	45,534
Thomson Reuters Corp.	7,320	327,498
TMX Group Ltd.	425	22,454
Tokai Tokyo Financial Holdings, Inc.	13,200	73,754
Touchstone Innovations plc*	5,830	21,628
TP ICAP plc	320,160	1,871,780
UBS Group AG (Registered)	155,160	2,511,560
Value Partners Group Ltd.	21,000	18,160
Vontobel Holding AG (Registered)	339	19,018
Vostok New Ventures Ltd., SDR*	336	2,729
VZ Holding AG(a)	55	16,585

		19,620,797

Chemicals - 3.2%
ADEKA Corp.	4,200	61,410
Agrium, Inc.	3,600	370,065
Air Liquide SA	9,288	1,003,754
Air Water, Inc.	6,000	111,499
Akzo Nobel NV	6,060	411,214
Arkema SA	3,060	302,255
Asahi Kasei Corp.	55,000	515,434
BASF SE	21,480	2,068,781
Borregaard ASA	4,323	47,682
C Uyemura & Co. Ltd.	3,900	178,068
Chr Hansen Holding A/S	2,280	139,150
Chugoku Marine Paints Ltd.	41,400	302,662
Clariant AG (Registered)*(a)	6,216	116,495
Corbion NV	2,530	64,786
Covestro AG(b)	2,354	176,780
Croda International plc	3,705	156,059
Daicel Corp.	12,500	139,018
Denka Co. Ltd.	9,000	44,450
DIC Corp.	2,399	74,799
DuluxGroup Ltd.	12,466	57,444
Elementis plc	21,010	70,813
EMS-Chemie Holding AG (Registered)	114	58,930
Essentra plc(a)	165,352	851,672
Evonik Industries AG	4,390	142,233
Frutarom Industries Ltd.	975	51,481
FUCHS PETROLUB SE	54	2,281
FUCHS PETROLUB SE (Preference)	2,151	98,307
Fujimori Kogyo Co. Ltd.	8,200	216,336
Fuso Chemical Co. Ltd.	1,100	24,428

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Givaudan SA (Registered)	180	324,569
Hexpol AB	5,994	58,078
Hitachi Chemical Co. Ltd.	1,700	48,474
Ihara Chemical Industry Co. Ltd.(a)	24,000	223,638
Incitec Pivot Ltd.	69,420	202,896
Israel Chemicals Ltd.	20,232	92,916
Johnson Matthey plc	6,486	265,283
JSP Corp.	8,200	191,060
JSR Corp.	9,400	161,990
K+S AG (Registered)(a)	7,465	189,100
Kaneka Corp.	13,000	112,476
Kansai Paint Co. Ltd.	6,100	118,884
Kanto Denka Kogyo Co. Ltd.	32,000	305,290
Kemira OYJ	4,425	55,520
Koninklijke DSM NV	4,233	269,902
Konishi Co. Ltd.	24,000	278,641
Kumiai Chemical Industry Co. Ltd.(a)	5,000	29,358
Kuraray Co. Ltd.	12,200	194,203
Kureha Corp.	9,500	404,641
LANXESS AG	2,179	158,128
Lenzing AG	485	69,370
Linde AG	4,320	702,394
Lintec Corp.	1,800	40,373
Methanex Corp.	1,815	90,573
Mitsubishi Chemical Holdings Corp.	60,500	424,400
Mitsubishi Gas Chemical Co., Inc.	8,500	163,771
Mitsui Chemicals, Inc.	37,000	174,852
Nihon Parkerizing Co. Ltd.	7,600	93,367
Nippon Kayaku Co. Ltd.	7,000	91,841
Nippon Paint Holdings Co. Ltd.	3,600	105,530
Nippon Shokubai Co. Ltd.	1,400	96,878
Nippon Soda Co. Ltd.	99,198	484,645
Nissan Chemical Industries Ltd.	3,800	136,203
Nitto Denko Corp.	3,300	262,153
NOF Corp.	4,000	42,070
Novozymes A/S, Class B	5,762	224,642
Nufarm Ltd.	7,150	48,688
Okamoto Industries, Inc.	4,000	37,841
Orica Ltd.	15,840	225,468
Osaka Soda Co. Ltd.	60,000	264,357
Potash Corp. of Saskatchewan, Inc.	19,380	359,877
Sakata INX Corp.	30,400	399,662
Sanyo Chemical Industries Ltd.	8,600	376,620
Shikoku Chemicals Corp.	30,000	296,602
Shin-Etsu Chemical Co. Ltd.	9,300	805,215
Shin-Etsu Polymer Co. Ltd.	23,800	175,263
Showa Denko KK	8,500	140,213
Sika AG	79	415,178
Sirius Minerals plc*	179,032	41,106
SOL SpA	3,009	27,153
Solvay SA	3,180	372,358
Sumitomo Bakelite Co. Ltd.	15,000	89,007
Sumitomo Chemical Co. Ltd.	60,000	321,386
Symrise AG	2,820	169,598
Syngenta AG (Registered)	2,176	926,333
Synthomer plc(a)	12,732	72,210
Taiyo Holdings Co. Ltd.	900	36,496
Taiyo Nippon Sanso Corp.	5,500	65,272
Teijin Ltd.	5,000	105,974
Tessenderlo Chemie NV*	786	29,203
Tikkurila OYJ	1,578	32,214
Toagosei Co. Ltd.	6,900	74,164

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Tokai Carbon Co. Ltd.	11,000	39,671
Tokyo Ohka Kogyo Co. Ltd.	700	25,121
Toray Industries, Inc.	36,000	312,624
Tosoh Corp.	26,000	197,468
Toyo Ink SC Holdings Co. Ltd.	8,000	39,227
Toyobo Co. Ltd.	56,000	91,033
Ube Industries Ltd.	74,000	178,796
Umicore SA	2,340	130,994
Victrex plc	3,740	89,401
Wacker Chemie AG	136	16,402
W-Scope Corp.(a)	1,200	19,550
Yara International ASA	7,680	324,459
Zeon Corp.	5,000	57,739

		22,176,338

Commercial Services & Supplies - 1.0%
Aggreko plc	10,846	137,409
Babcock International Group plc	20,220	227,168
Bell System24 Holdings, Inc.	5,600	49,944
Berendsen plc	3,740	39,172
Bilfinger SE*(a)	2,914	120,817
Blue Sky Power Holdings Ltd.*	280,000	21,290
Brambles Ltd.	36,280	286,712
Bravida Holding AB(b)	4,950	32,758
Caverion Corp.(a)	10,528	84,536
Cleanaway Waste Management Ltd.	52,195	45,171
Credit Corp. Group Ltd.	840	11,172
Dai Nippon Printing Co. Ltd.	13,000	132,685
Daiseki Co. Ltd.	2,500	50,056
dormakaba Holding AG*	50	38,820
Downer EDI Ltd.	27,600	129,906
Duskin Co. Ltd.	5,700	124,861
Edenred	4,290	93,489
Elis SA	5,681	101,823
G4S plc	64,140	205,932
HomeServe plc(a)	11,489	86,364
Intrum Justitia AB(a)	1,595	53,753
ISS A/S	4,251	151,155
ITAB Shop Concept AB, Class B	1,176	11,267
IWG plc	13,915	43,714
Kokuyo Co. Ltd.	5,600	69,344
Lassila & Tikanoja OYJ	1,345	27,908
Loomis AB, Class B	2,261	66,136
Mitie Group plc(a)	230,040	580,853
Mitsubishi Pencil Co. Ltd.	900	48,368
Nissha Printing Co. Ltd.	900	24,783
Okamura Corp.	64,600	642,700
Park24 Co. Ltd.	2,200	60,875
PayPoint plc	4,015	48,568
Pilot Corp.	500	20,364
Prosegur Cia de Seguridad SA	5,610	35,285
Relia, Inc.	2,100	21,937
Rentokil Initial plc	42,224	121,384
Ritchie Bros Auctioneers, Inc.	2,310	74,735
Sato Holdings Corp.	1,100	23,715
Secom Co. Ltd.	5,200	377,199
Securitas AB, Class B	7,056	112,359
Serco Group plc*	45,100	81,706
SmartGroup Corp. Ltd.	896	4,387
Societe BIC SA	605	79,145
Sohgo Security Services Co. Ltd.	1,400	52,791
Spotless Group Holdings Ltd.	709,260	506,129
Tomra Systems ASA	2,590	28,410

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
Toppan Forms Co. Ltd.	25,600	266,517
Toppan Printing Co. Ltd.	12,000	118,215
Transcontinental, Inc., Class A	40,646	675,589
Waste Connections, Inc.	4,080	326,588

		6,775,964

Communications Equipment - 0.3%
Hitachi Kokusai Electric, Inc.	1,000	22,527
Mitel Networks Corp.*(a)	60,391	419,114
Nokia OYJ	136,920	614,073
Telefonaktiebolaget LM Ericsson, Class A	1,434	8,612
Telefonaktiebolaget LM Ericsson, Class B	122,640	724,622
VTech Holdings Ltd.	2,500	31,092

		1,820,040

Construction & Engineering - 2.8%
ACS Actividades de Construccion y Servicios SA	8,102	249,366
Aecon Group, Inc.	2,805	34,962
AF Gruppen ASA	1,188	22,019
Arcadis NV(a)	47,256	641,944
Badger Daylighting Ltd.(a)	2,361	59,724
Balfour Beatty plc	15,180	49,368
BOSKALIS WESTMINSTER	1,410	52,197
Bouygues SA	6,661	242,267
Carillion plc(a)	282,889	766,970
Chiyoda Corp.	4,000	27,040
Cie d’Entreprises CFE	275	30,299
CIMIC Group Ltd.	1,935	50,385
COMSYS Holdings Corp.	2,000	36,882
Daiho Corp.	60,000	278,215
Eiffage SA	2,240	161,175
Elecnor SA	28,382	284,947
Electra Ltd.	1,082	196,466
Ferrovial SA	13,022	235,721
FLSmidth & Co. A/S	2,200	102,235
Fukuda Corp.	19,000	187,004
Galliford Try plc	52,320	887,963
Gold-Finance Holdings Ltd.*	89,827	18,523
Hazama Ando Corp.	120,700	844,873
HOCHTIEF AG	440	62,506
Implenia AG (Registered)	9,120	683,122
JGC Corp.	5,328	92,906
John Laing Group plc(b)	235,440	782,875
Kajima Corp.	31,000	216,718
Kandenko Co. Ltd.	3,000	27,955
Kier Group plc	61,872	1,074,208
Kinden Corp.	7,500	95,536
Koninklijke BAM Groep NV(a)	145,380	687,209
Kumagai Gumi Co. Ltd.	246,000	708,008
Kyowa Exeo Corp.	3,900	57,889
Kyudenko Corp.	1,600	43,562
Luen Wong Group Holdings Ltd.*	10,000	30,930
Maeda Corp.	8,000	69,927
Maeda Road Construction Co. Ltd.	3,000	51,992
Maire Tecnimont SpA(a)	69,000	193,878
Mirait Holdings Corp.	42,100	385,192
Monadelphous Group Ltd.	5,516	43,508
NCC AB, Class A	1,880	46,368
NCC AB, Class B	2,271	55,881
Nippo Corp.	2,000	37,895
Nishimatsu Construction Co. Ltd.	13,000	65,245

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Obayashi Corp.	30,400	290,565
Obrascon Huarte Lain SA(a)	63,421	215,213
OCI NV*	1,386	26,160
Okumura Corp.	15,000	91,139
Peab AB	7,294	59,785
Penta-Ocean Construction Co. Ltd.	9,000	44,131
Porr AG	7,800	338,738
Raito Kogyo Co. Ltd.	36,000	378,947
Sacyr SA*(a)	208,740	541,405
Salini Impregilo SpA(a)	104,075	324,150
Sanki Engineering Co. Ltd.	31,600	270,597
Shikun & Binui Ltd.	145,860	302,020
Shimizu Corp.	27,000	249,194
SHO-BOND Holdings Co. Ltd.	600	25,556
Skanska AB, Class B	13,982	342,288
SNC-Lavalin Group, Inc.	3,480	149,690
SPIE SA	2,145	48,680
Sumitomo Mitsui Construction Co. Ltd.	523,200	557,708
Sweco AB, Class B	2,085	46,057
Taikisha Ltd.	22,500	557,828
Taisei Corp.	42,000	299,214
Takamatsu Construction Group Co. Ltd.	2,600	58,940
Toa Corp.	13,100	208,413
Toda Corp.	9,000	49,567
Toenec Corp.	1,000	4,939
Tokyu Construction Co. Ltd.	60,700	478,806
Toshiba Plant Systems & Services Corp.	3,800	57,418
Totetsu Kogyo Co. Ltd.	1,200	35,443
Toyo Engineering Corp.	106,000	283,420
United Engineers Ltd.	355,800	714,732
Veidekke ASA	3,948	58,780
Vinci SA	12,000	841,649
Vision Fame International Holding Ltd.*	110,000	31,188
WSP Global, Inc.	1,210	42,488
YIT OYJ(a)	78,438	623,044
Yurtec Corp.	25,000	182,989

		19,804,736

Construction Materials - 0.6%
Adelaide Brighton Ltd.	8,560	33,271
Boral Ltd.	23,295	102,923
BRAAS Monier Building Group SA	1,270	34,594
Breedon Group plc*(a)	48,510	44,934
Brickworks Ltd.	2,458	23,642
Buzzi Unicem SpA	811	19,983
Buzzi Unicem SpA (Retirement Savings Plan)	1,925	25,588
Cementir Holding SpA	37,296	159,369
CRH plc	19,860	692,065
CSR Ltd.	330,420	1,106,197
Fletcher Building Ltd.	22,140	170,447
HeidelbergCement AG	3,093	297,960
Ibstock plc(b)	11,660	27,402
Imerys SA(a)	1,375	110,422
James Hardie Industries plc, CDI	10,579	166,082
LafargeHolcim Ltd. (Registered)*	11,340	608,034
Mitani Sekisan Co. Ltd.	7,800	203,843
RHI AG	16,440	404,992
Sumitomo Osaka Cement Co. Ltd.	11,000	44,459

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction Materials - (continued)
Taiheiyo Cement Corp.	51,000	178,947
Vicat SA	770	46,816
Wienerberger AG	2,468	47,636

		4,549,606

Consumer Finance - 0.4%
Acom Co. Ltd.*	14,400	62,295
AEON Financial Service Co. Ltd.	4,800	86,215
Aiful Corp.*(a)	4,700	14,237
Allied Properties HK Ltd.	1,158,000	259,676
B2Holding ASA*	12,936	23,426
Cembra Money Bank AG*	1,320	99,743
Credit Saison Co. Ltd.	5,600	102,573
Eclipx Group Ltd.	189,758	538,765
FlexiGroup Ltd.(a)	171,250	296,410
Hitachi Capital Corp.	1,600	41,288
Hoist Finance AB(b)	3,245	31,275
International Personal Finance plc	144,611	317,477
J Trust Co. Ltd.	49,100	531,671
Jaccs Co. Ltd.	87,000	394,910
Orient Corp.*	19,200	35,304
Provident Financial plc	3,248	111,352
Sun Hung Kai & Co. Ltd.	278,996	182,657

		3,129,274

Containers & Packaging - 0.3%
Amcor Ltd.	28,921	313,962
BillerudKorsnas AB	4,345	72,420
Cascades, Inc.	42,360	385,017
CCL Industries, Inc., Class B	616	126,531
DS Smith plc	38,040	212,011
FP Corp.	600	28,674
Fuji Seal International, Inc.	1,100	23,451
Future World Financial Holdings Ltd.*	224,000	17,032
Huhtamaki OYJ	2,035	74,774
Intertape Polymer Group, Inc.	2,475	45,048
Mayr Melnhof Karton AG	275	31,042
Orora Ltd.	24,310	52,597
Pact Group Holdings Ltd.	11,241	55,724
Rengo Co. Ltd.	10,000	61,204
RPC Group plc	6,930	93,377
Smurfit Kappa Group plc	10,888	287,107
Toyo Seikan Group Holdings Ltd.	5,600	103,568
Vidrala SA	825	44,891
Winpak Ltd.	930	33,462

		2,061,892

Distributors - 0.1%
Bapcor Ltd.(a)	10,835	45,075
Canon Marketing Japan, Inc.	3,700	70,861
D’ieteren SA/NV	935	42,242
Doshisha Co. Ltd.	1,800	34,633
Inchcape plc	15,240	137,570
Jardine Cycle & Carriage Ltd.	2,222	65,218
PALTAC CORPORATION	800	20,758
Uni-Select, Inc.	1,815	41,291

		457,648

Diversified Consumer Services - 0.2%
AA plc	25,938	79,591
Benesse Holdings, Inc.	1,300	37,935
Cross-Harbour Holdings Ltd. (The)	202,000	287,405
Dignity plc	2,306	70,934
Enercare, Inc.	4,565	63,411
G8 Education Ltd.(a)	240,669	652,253

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Consumer Services - (continued)
InvoCare Ltd.(a)	5,225	52,676
Navitas Ltd.	12,760	42,912

		1,287,117

Diversified Financial Services - 0.8%
Ackermans & van Haaren NV	784	106,841
AMP Ltd.	105,420	400,148
Banca IFIS SpA	1,617	43,862
Banca Mediolanum SpA	2,092	16,007
Banque Nationale de Belgique	148	460,630
Cerved Information Solutions SpA	10,431	85,166
Challenger Ltd.	12,100	101,227
Corp. Financiera Alba SA	385	18,049
Element Fleet Management Corp.	15,420	149,617
Eurazeo SA	873	53,758
EXOR NV	1,064	48,478
FFP	330	28,780
Financial Products Group Co. Ltd.	4,000	35,958
First Pacific Co. Ltd.	32,000	24,332
Fuyo General Lease Co. Ltd.	700	34,946
Goldin Financial Holdings Ltd.*	60,000	22,115
GRENKE AG	165	27,577
Groupe Bruxelles Lambert SA	1,620	137,940
HAL Trust	1,860	356,994
IBJ Leasing Co. Ltd.	26,238	576,851
Industrivarden AB, Class A	7,572	156,176
Industrivarden AB, Class C	275	5,329
Investment AB Latour, Class B	935	35,853
Investor AB, Class A	1,980	77,374
Investor AB, Class B	12,140	484,539
KBC Ancora*	1,377	60,693
Kinnevik AB, Class B	5,280	135,479
L E Lundbergforetagen AB, Class B	678	43,666
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,000	117,841
Onex Corp.	1,860	129,911
ORIX Corp.	55,700	844,592
Pargesa Holding SA	1,265	84,175
Ricoh Leasing Co. Ltd.	7,600	231,561
Sofina SA	330	44,793
SRH NV*(c)	2,857	-
Tokyo Century Corp.	600	20,493
Wendel SA	1,260	149,104
Zenkoku Hosho Co. Ltd.	1,600	55,501

		5,406,356

Diversified Telecommunication Services - 1.7%
B Communications Ltd.	1,000	19,283
BCE, Inc.	6,300	283,458
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	76,467
BT Group plc	340,440	1,301,413
Cellnex Telecom SA(b)	2,254	32,056
Chorus Ltd.	17,070	50,751
Com Hem Holding AB	5,606	58,711
Deutsche Telekom AG (Registered)	73,860	1,289,899
Ei Towers SpA*	1,054	58,377
Elisa OYJ	3,720	125,551
Euskaltel SA(b)	4,565	42,087
HKBN Ltd.	49,000	59,740
HKT Trust & HKT Ltd.	87,400	122,325
Hutchison Telecommunications Hong Kong Holdings Ltd.	68,000	22,084
Iliad SA	672	143,757

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
Infrastrutture Wireless Italiane SpA(b)	5,179	24,615
Inmarsat plc	9,625	73,624
Koninklijke KPN NV	105,360	303,330
Manitoba Telecom Services, Inc.	700	20,167
Nippon Telegraph & Telephone Corp.	27,000	1,194,164
Orange SA	93,000	1,439,736
PCCW Ltd.	171,035	104,040
Proximus SADP	3,250	93,304
SFR Group SA*	3,916	113,672
Singapore Telecommunications Ltd.	181,000	497,210
Spark New Zealand Ltd.	32,757	84,301
Sunrise Communications Group AG*(b)	770	52,174
Swisscom AG (Registered)(a)	543	239,413
TalkTalk Telecom Group plc(a)	13,991	27,547
TDC A/S*	33,420	176,040
Telecom Italia SpA*	456,661	392,343
Telecom Italia SpA (Retirement Savings Plan)*	231,312	165,361
Telefonica Deutschland Holding AG(a)	13,002	54,238
Telefonica SA	171,422	1,653,408
Telenor ASA	24,660	391,431
Telia Co. AB	102,960	417,772
Telstra Corp. Ltd.	98,520	373,957
TELUS Corp.	4,320	143,939
TPG Telecom Ltd.(a)	7,176	35,246
Vivendi SA	20,760	380,055
Vocus Group Ltd.(a)	19,122	58,647

		12,195,693

Electric Utilities - 1.1%
Acciona SA	605	46,866
Alpiq Holding AG (Registered)*	55	4,627
AusNet Services	33,122	39,728
BKW AG	1,400	70,880
Cheung Kong Infrastructure Holdings Ltd.(a)	16,000	128,980
Chubu Electric Power Co., Inc.	27,300	364,485
Chugoku Electric Power Co., Inc. (The)	10,906	123,035
CLP Holdings Ltd.	46,500	454,552
Contact Energy Ltd.	14,361	50,226
Direct Energie	336	12,081
DONG Energy A/S*(b)	4,534	171,759
EDP - Energias de Portugal SA	113,461	329,595
Electricite de France SA(a)	10,946	107,884
Elia System Operator SA/NV	1,045	52,141
Emera, Inc.	3,600	125,472
Endesa SA	8,300	170,830
Enel SpA	307,740	1,285,068
EVN AG	2,240	27,451
Fortis, Inc.	9,300	298,456
Fortum OYJ	10,320	164,950
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	61,500	51,360
Hokkaido Electric Power Co., Inc.	7,400	53,770
Hokuriku Electric Power Co.	6,600	66,660
Hydro One Ltd.(b)	3,520	64,933
Iberdrola SA	137,444	866,557
Iberdrola SA*(c)	3,003	18,933
Infratil Ltd.	11,550	24,304

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
Kansai Electric Power Co., Inc. (The)*	30,900	330,616
Kyushu Electric Power Co., Inc.	16,700	186,619
Mercury NZ Ltd.	17,270	38,873
Okinawa Electric Power Co., Inc. (The)	6,175	143,165
Power Assets Holdings Ltd.	18,000	172,940
Red Electrica Corp. SA	9,840	175,781
Romande Energie Holding SA (Registered)	56	71,462
Shikoku Electric Power Co., Inc.(a)	10,500	101,386
Spark Infrastructure Group	37,950	67,415
SSE plc	40,383	756,499
Terna Rete Elettrica Nazionale SpA(a)	31,621	138,673
Tohoku Electric Power Co., Inc.	22,600	276,239
Tokyo Electric Power Co. Holdings, Inc.*	33,115	127,371
Trustpower Ltd.	53,000	180,308
Verbund AG(a)	2,574	41,448

		7,984,378

Electrical Equipment - 0.9%
ABB Ltd. (Registered)*	46,200	1,097,168
Daihen Corp.	76,000	490,802
Fagerhult AB	979	31,526
Fuji Electric Co. Ltd.	24,000	142,625
Fujikura Ltd.	12,500	79,503
Furukawa Electric Co. Ltd.	1,400	47,693
Futaba Corp.	3,400	59,498
Gamesa Corp. Tecnologica SA	5,060	106,250
GS Yuasa Corp.	21,000	87,302
Huber & Suhner AG (Registered)	715	44,642
Johnson Electric Holdings Ltd.(a)	10,500	28,011
Legrand SA	6,060	352,207
Mabuchi Motor Co. Ltd.	2,000	103,220
Melrose Industries plc	63,581	156,183
Mitsubishi Electric Corp.	49,600	758,485
Nexans SA*	1,320	76,619
Nidec Corp.	6,355	598,948
Nissin Electric Co. Ltd.	400	4,807
Nitto Kogyo Corp.	20,100	275,320
Nordex SE*	1,320	27,774
OSRAM Licht AG	1,816	105,252
Philips Lighting NV*(a)(b)	5,937	152,896
Prysmian SpA	6,309	164,044
Schneider Electric SE	13,980	1,000,464
Somfy SA	55	23,716
TKH Group NV, CVA	2,194	89,033
Ushio, Inc.	5,900	75,208
Vestas Wind Systems A/S	5,220	365,304

		6,544,500

Electronic Equipment, Instruments & Components - 1.5%
Alps Electric Co. Ltd.	7,400	198,188
ALSO Holding AG (Registered)*	2,160	215,869
Amano Corp.	2,600	49,956
Anritsu Corp.	6,200	42,958
Azbil Corp.	300	9,074
Barco NV	440	38,245
Canon Electronics, Inc.	9,500	146,076
Celestica, Inc.*	79,818	1,106,279
Citizen Watch Co. Ltd.	8,700	54,406
CONEXIO Corp.	14,100	185,620

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Dexerials Corp.	5,600	61,783
Electrocomponents plc	22,775	138,911
Enplas Corp.	8,400	249,220
Evertz Technologies Ltd.	2,092	27,599
FIH Mobile Ltd.	77,000	24,809
Fingerprint Cards AB, Class B*(a)	5,880	35,684
GCL New Energy Holdings Ltd.*	224,000	11,547
Halma plc	8,512	99,058
Hamamatsu Photonics KK	3,400	98,610
Hexagon AB, Class B(a)	6,060	239,860
Hirose Electric Co. Ltd.	745	97,414
Hitachi High-Technologies Corp.	1,700	73,165
Hitachi Ltd.	182,000	1,046,975
Horiba Ltd.	300	15,829
Hosiden Corp.	1,400	10,869
Ibiden Co. Ltd.(a)	5,100	72,938
IDEX ASA*(a)	19,990	16,521
Inficon Holding AG (Registered)*	110	46,465
Ingenico Group SA	1,400	118,103
Iriso Electronics Co. Ltd.	600	33,684
Japan Aviation Electronics Industry Ltd.(a)	3,044	37,369
Japan Display, Inc.*(a)	245,600	669,769
Jenoptik AG	2,585	49,433
Keyence Corp.	2,000	779,391
Kudelski SA*	1,705	31,280
Kyocera Corp.	9,700	506,994
Lagercrantz Group AB, Class B	3,520	32,214
LEM Holding SA (Registered)	27	25,314
Macnica Fuji Electronics Holdings, Inc.	24,000	339,187
Murata Manufacturing Co. Ltd.	4,600	623,344
Mycronic AB	1,653	18,862
Nichicon Corp.	5,100	48,203
Nippon Electric Glass Co. Ltd.	6,000	34,697
Nippon Signal Co. Ltd.	40,500	385,303
Nohmi Bosai Ltd.	2,000	30,167
Oki Electric Industry Co. Ltd.	2,800	40,467
Omron Corp.	6,300	259,387
Renishaw plc	1,617	57,979
Ryosan Co. Ltd.	1,400	43,651
Shimadzu Corp.	7,000	118,703
Siix Corp.	13,014	475,128
Spectris plc	2,750	83,623
Taiyo Yuden Co. Ltd.	2,500	30,668
TDK Corp.	3,400	245,543
Topcon Corp.	1,400	21,589
Truly International Holdings Ltd.	980,000	401,632
V Technology Co. Ltd.	100	15,803
Venture Corp. Ltd.	10,500	75,948
Yaskawa Electric Corp.	5,500	99,716
Yokogawa Electric Corp.	8,000	128,341

		10,275,420

Energy Equipment & Services - 1.3%
Aker Solutions ASA*	7,535	40,607
Amec Foster Wheeler plc	8,730	48,535
Bourbon Corp.(a)	20,009	240,888
Canadian Energy Services & Technology Corp.(a)	150,900	892,379
Enerflex Ltd.	3,685	51,809
Ensign Energy Services, Inc.	80,220	545,773
Fugro NV, CVA*(a)	41,025	645,971

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Energy Equipment & Services - (continued)
Hunting plc*	97,680	682,661
John Wood Group plc	13,020	137,268
Modec, Inc.	12,000	201,146
Mullen Group Ltd.	4,455	64,070
Ocean Yield ASA(a)	7,224	54,875
Pason Systems, Inc.	3,018	44,075
Petrofac Ltd.	10,800	124,597
Petroleum Geo-Services ASA*(a)	188,820	627,660
Precision Drilling Corp.*	189,060	1,061,491
Saipem SpA*	31,317	15,991
SBM Offshore NV(a)	7,964	129,445
Schoeller-Bleckmann Oilfield Equipment AG	202	15,235
Seadrill Ltd.*(a)	10,883	20,351
Secure Energy Services, Inc.	4,100	33,963
ShawCor Ltd.	2,274	63,402
Subsea 7 SA*(a)	9,518	129,679
Tecnicas Reunidas SA	22,980	911,426
Tenaris SA	11,100	193,972
TGS Nopec Geophysical Co. ASA	2,456	58,954
Transocean Ltd.*(a)	15,600	217,932
Vallourec SA*	243,787	1,731,463
WorleyParsons Ltd.*	14,224	106,794

		9,092,412

Equity Real Estate Investment Trusts (REITs) - 2.6%
Abacus Property Group	172,980	369,003
Activia Properties, Inc.	10	49,034
Advance Residence Investment Corp.	41	108,496
Aedifica SA	916	69,671
AEON REIT Investment Corp.(a)	56	61,186
ALE Property Group	9,405	31,058
Allied Properties REIT	122	3,172
alstria office REIT-AG*(a)	3,185	39,807
Altarea SCA	110	20,815
Argosy Property Ltd.	94,153	70,759
Artis REIT	43,740	410,644
Ascendas REIT	47,600	83,118
Ascott Residence Trust	21,600	17,402
Assura plc	91,231	59,684
Aventus Retail Property Fund Ltd.	154,740	273,707
Axiare Patrimonio SOCIMI SA	3,200	46,686
Befimmo SA	1,143	62,713
Beni Stabili SpA SIIQ*	677,282	381,340
Big Yellow Group plc	8,675	75,088
Boardwalk REIT	307	11,112
British Land Co. plc (The)	24,420	179,114
BWP Trust	44,067	97,684
Canadian Apartment Properties REIT	444	10,802
Canadian REIT	100	3,629
CapitaLand Commercial Trust	46,800	50,660
CapitaLand Mall Trust(a)	60,000	82,624
CapitaLand Retail China Trust	27,662	27,882
CDL Hospitality Trusts	37,000	37,163
Champion REIT	51,000	27,605
Charter Hall Group	13,598	48,518
Charter Hall Retail REIT	15,015	48,216
Choice Properties REIT	3,465	36,783
Cofinimmo SA	440	49,382
Comforia Residential REIT, Inc.	33	73,929
Cominar REIT	1,600	17,905
Crombie REIT	1,400	14,464
Cromwell Property Group(a)	844,711	625,231

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
CT REIT	2,800	31,549
Daiwa House REIT Investment Corp.	42	106,105
Daiwa Office Investment Corp.	5	26,382
Derwent London plc	2,352	73,000
Dexus Property Group	39,540	269,551
Dream Global REIT	42,043	307,321
Dream Office REIT	32,343	476,555
Eurocommercial Properties NV, CVA	2,107	78,171
Far East Hospitality Trust	53,300	22,700
Folkestone Education Trust	7,896	14,926
Fonciere Des Regions	1,421	118,324
Fortune REIT	21,000	24,412
Frasers Centrepoint Trust	25,000	35,491
Frasers Logistics & Industrial Trust	113,800	75,931
Frontier Real Estate Investment Corp.	11	50,224
Fukuoka REIT Corp.	16	25,754
Gecina SA	900	116,035
Global One Real Estate Investment Corp.	12	45,516
GLP J-Reit	44	50,693
Goodman Group	36,963	194,178
Goodman Property Trust	19,085	17,561
GPT Group (The)	43,380	154,121
Granite REIT	14,654	498,826
Great Portland Estates plc	8,250	64,300
Green REIT plc	67,088	94,253
H&R REIT	4,884	84,512
Hamborner REIT AG	4,592	44,420
Hammerson plc	18,480	127,060
Hankyu Reit, Inc.	25	34,444
Hansteen Holdings plc(a)	68,709	95,087
Heiwa Real Estate REIT, Inc.	47	36,155
Hibernia REIT plc(a)	474,600	624,200
Hispania Activos Inmobiliarios SOCIMI SA	5,003	61,637
Hoshino Resorts REIT, Inc.	8	42,851
Hulic Reit, Inc.	16	27,857
ICADE	687	48,645
Ichigo Office REIT Investment	94	62,959
Industrial & Infrastructure Fund Investment Corp.	6	28,088
Intu Properties plc(a)	13,213	44,933
Invesco Office J-Reit, Inc.	540	476,322
Investa Office Fund	15,730	53,736
Invincible Investment Corp.	65	30,833
Japan Excellent, Inc.	17	21,308
Japan Hotel REIT Investment Corp.	77	54,240
Japan Logistics Fund, Inc.	15	31,739
Japan Prime Realty Investment Corp.	18	72,432
Japan Real Estate Investment Corp.	30	171,086
Japan Rental Housing Investments, Inc.	34	24,947
Japan Retail Fund Investment Corp.	52	111,599
Kenedix Office Investment Corp.	6	35,496
Kenedix Residential Investment Corp.(a)	25	69,620
Kenedix Retail REIT Corp.	22	53,175
Keppel DC REIT	531,440	450,788
Keppel REIT	47,833	34,293
Kiwi Property Group Ltd.	33,082	35,050
Klepierre	5,640	214,244
Land Securities Group plc	19,080	238,605

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Link REIT	41,801	286,329
Lippo Malls Indonesia Retail Trust	1,220,600	337,900
LondonMetric Property plc(a)	37,664	69,940
Mapletree Commercial Trust	32,090	34,851
Mapletree Greater China Commercial Trust	49,500	33,555
Mapletree Industrial Trust	32,742	38,232
Mapletree Logistics Trust(a)	65,567	48,868
MCUBS MidCity Investment Corp.	13	41,457
Mercialys SA	3,271	64,089
Merlin Properties Socimi SA	10,748	120,277
Milestone Apartments REIT	23,940	385,611
Mirvac Group	151,200	233,010
Morguard REIT	19,560	225,943
Mori Hills REIT Investment Corp.	20	27,271
Mori Trust Sogo Reit, Inc.	15	24,144
National Storage REIT	18,872	20,702
NewRiver REIT plc	13,804	54,532
Nippon Accommodations Fund, Inc.	8	35,354
Nippon Building Fund, Inc.	33	189,953
Nippon Prologis REIT, Inc.	30	62,891
NIPPON REIT Investment Corp.	14	35,443
Nomura Real Estate Master Fund, Inc.	87	135,939
Northview Apartment REIT	15,780	251,149
Orix JREIT, Inc.	43	70,549
OUE Hospitality Trust	60,500	29,846
Parkway Life REIT	12,500	21,561
Precinct Properties New Zealand Ltd.	22,735	20,587
Premier Investment Corp.	55	64,246
Primary Health Properties plc	43,736	58,326
Property for Industry Ltd.(a)	51,499	60,415
Prosperity REIT	36,000	14,615
Pure Industrial Real Estate Trust	73,131	319,168
Redefine International plc	111,537	54,727
Regal REIT	573,000	155,816
Reit 1 Ltd.	107,760	317,530
Retail Estates NV	555	44,678
RioCan REIT	3,135	62,544
Safestore Holdings plc	12,195	56,783
Scentre Group	123,480	412,455
Segro plc	16,632	96,568
Sekisui House Reit, Inc.	55	74,262
Sekisui House SI Residential Investment Corp.	55	61,803
Shaftesbury plc	4,592	50,637
Shopping Centres Australasia Property Group	33,990	55,994
Smart REIT	780	19,157
SPH REIT	44,800	30,846
Starhill Global REIT	152,700	82,918
Stockland	55,387	182,905
Stride Property Group	23,842	30,941
Sunlight REIT	55,000	33,315
Suntec REIT(a)	57,400	70,487
Terreis	968	37,336
Tokyu REIT, Inc.	40	49,887
Tritax Big Box REIT plc	86,914	151,336
Unibail-Rodamco SE	2,460	566,132
United Urban Investment Corp.(a)	84	134,385
Vastned Retail NV	1,717	63,395
Vicinity Centres	83,562	181,427
Vital Healthcare Property Trust	19,150	28,854

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Viva Energy REIT	28,511	48,699
Warehouses De Pauw CVA	869	78,887
Wereldhave Belgium NV	224	24,389
Wereldhave NV	25,760	1,128,865
Westfield Corp.	47,243	315,249
Workspace Group plc	8,939	84,908

		18,395,194

Food & Staples Retailing - 1.6%
Aeon Co. Ltd.(a)	19,413	281,258
Ain Holdings, Inc.	600	44,131
Alimentation Couche-Tard, Inc., Class B	10,140	463,621
Arcs Co. Ltd.	2,918	65,942
Axfood AB	352	5,790
Axial Retailing, Inc.	1,100	43,336
Belc Co. Ltd.	500	18,477
Booker Group plc	38,555	98,855
Carrefour SA	20,760	508,272
Casino Guichard Perrachon SA(a)	2,520	135,896
Cawachi Ltd.	9,000	232,325
cocokara fine, Inc.	14,900	620,751
Colruyt SA	1,430	69,976
Cosmos Pharmaceutical Corp.	100	18,503
Create SD Holdings Co. Ltd.	2,000	44,202
Dairy Farm International Holdings Ltd.	4,500	37,710
Distribuidora Internacional de Alimentacion SA	23,296	123,186
Empire Co. Ltd., Class A	5,720	71,294
FamilyMart UNY Holdings Co. Ltd.	2,137	135,918
George Weston Ltd.	1,043	88,784
Greggs plc	5,530	67,625
Heiwado Co. Ltd.	1,200	27,757
ICA Gruppen AB	1,931	63,110
Inageya Co. Ltd.	598	8,149
J Sainsbury plc(a)	74,624	242,128
Jean Coutu Group PJC, Inc. (The), Class A	3,343	52,437
Jeronimo Martins SGPS SA	6,186	104,657
Kato Sangyo Co. Ltd.	18,800	452,736
Kesko OYJ, Class A	562	26,122
Kesko OYJ, Class B	2,090	105,818
Kobe Bussan Co. Ltd.	400	12,951
Koninklijke Ahold Delhaize NV	30,661	652,601
Kusuri no Aoki Holdings Co. Ltd.	600	25,716
Lawson, Inc.(a)	1,500	109,793
Loblaw Cos. Ltd.	5,340	280,117
Madison Wine Holdings Ltd.*	44,000	12,589
MARR SpA	1,155	22,443
Matsumotokiyoshi Holdings Co. Ltd.	1,200	59,800
Metcash Ltd.*	624,489	1,000,311
METRO AG(a)	5,029	171,795
Metro, Inc.	5,580	169,187
Nihon Chouzai Co. Ltd.	6,000	227,049
North West Co., Inc. (The)	2,420	54,349
Olam International Ltd.	27,500	38,845
Qol Co. Ltd.	1,500	19,574
Rallye SA	13,860	307,808
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	375	15,251
Seven & i Holdings Co. Ltd.	18,300	732,975
Shufersal Ltd.	3,578	13,734

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Sligro Food Group NV	1,155	41,877
Sogo Medical Co. Ltd.	6,500	238,752
Sonae SGPS SA*	18,183	15,622
Sugi Holdings Co. Ltd.	800	37,308
Sundrug Co. Ltd.	800	55,288
Tesco plc*	186,180	455,818
Tsuruha Holdings, Inc.	900	84,743
Valor Holdings Co. Ltd.	2,300	59,944
Welcia Holdings Co. Ltd.	900	49,647
Wesfarmers Ltd.	26,580	812,375
Wm Morrison Supermarkets plc(a)	95,760	284,443
Woolworths Ltd.	29,590	552,596
Yaoko Co. Ltd.	1,800	73,311

		10,947,378

Food Products - 2.4%
a2 Milk Co. Ltd.*(a)	32,751	53,069
AAK AB	834	55,383
AGT Food & Ingredients, Inc.	764	20,868
Ajinomoto Co., Inc.	15,600	308,813
Ariake Japan Co. Ltd.	800	42,496
Aryzta AG*	3,960	109,014
Associated British Foods plc	8,160	244,949
Austevoll Seafood ASA	4,125	38,228
Australian Agricultural Co. Ltd.*	12,274	13,651
Bakkafrost P/F	1,100	42,354
Barry Callebaut AG (Registered)*	38	46,990
Bega Cheese Ltd.(a)	7,095	27,631
Bell AG (Registered)	168	71,007
Bellamy’s Australia Ltd.(a)	2,897	9,303
Bonduelle SCA	8,940	230,812
Bourbon Corp.	12,000	299,853
Bumitama Agri Ltd.	91,900	52,186
Calbee, Inc.	3,200	104,464
Chocoladefabriken Lindt & Spruengli AG(a)	37	205,514
Chocoladefabriken Lindt & Spruengli AG (Registered)(a)	4	260,105
Clearwater Seafoods, Inc.	2,576	19,995
Cloetta AB, Class B	9,240	31,182
Costa Group Holdings Ltd.	13,860	34,512
CP Pokphand Co. Ltd.	317,384	37,222
Cranswick plc	2,239	65,239
Dairy Crest Group plc(a)	8,688	65,090
Danone SA	14,280	894,925
Delfi Ltd.	5,000	7,986
DyDo Group Holdings, Inc.	100	5,294
Ebro Foods SA	1,485	30,652
Emmi AG (Registered)*	41	25,724
Ezaki Glico Co. Ltd.	1,300	59,587
First Resources Ltd.	12,400	16,987
ForFarmers NV*	24,378	181,783
Freedom Foods Group Ltd.	784	2,291
Fuji Oil Holdings, Inc.	3,400	68,257
Fujicco Co. Ltd.	2,000	44,468
Glanbia plc	5,351	90,501
Golden Agri-Resources Ltd.	290,200	87,546
GrainCorp Ltd., Class A	5,122	36,978
Greencore Group plc	67,251	199,676
House Foods Group, Inc.	2,400	51,656
Itoham Yonekyu Holdings, Inc.*	6,500	57,682
Japfa Ltd.	195,300	144,174
Kagome Co. Ltd.	500	12,907

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Kameda Seika Co. Ltd.	200	9,416
Kerry Group plc, Class A	3,720	261,715
Kewpie Corp.	1,800	45,058
Kikkoman Corp.	4,000	126,316
Kotobuki Spirits Co. Ltd.	400	9,704
KWS Saat SE	60	18,830
LDC SA	2,160	223,067
Leroy Seafood Group ASA	935	52,172
Lotus Bakeries	7	18,583
Maple Leaf Foods, Inc.	1,870	42,786
Marine Harvest ASA*	11,314	200,490
Maruha Nichiro Corp.	4,400	121,945
Megmilk Snow Brand Co. Ltd.	214	5,631
MEIJI Holdings Co. Ltd.	3,300	256,203
Mitsui Sugar Co. Ltd.	3,800	84,793
Morinaga & Co. Ltd.	1,100	47,684
Morinaga Milk Industry Co. Ltd.	6,000	41,412
Naturex*	590	55,026
Nestle SA (Registered)	72,274	5,296,382
NH Foods Ltd.(a)	5,000	136,576
Nichirei Corp.	3,500	71,384
Nippon Flour Mills Co. Ltd.	2,500	35,532
Nippon Suisan Kaisha Ltd.	12,100	59,761
Nisshin Oillio Group Ltd. (The)	7,000	33,142
Nisshin Seifun Group, Inc.	7,090	108,137
Nissin Foods Holdings Co. Ltd.	1,500	79,414
Norway Royal Salmon ASA	3,080	68,879
Origin Enterprises plc	80,460	552,326
Orkla ASA	16,320	152,534
Premium Brands Holdings Corp.	1,100	58,833
Prima Meat Packers Ltd.(a)	33,000	129,274
Raisio OYJ, Class V	4,125	15,513
Riken Vitamin Co. Ltd.	800	31,623
S Foods, Inc.(a)	10,500	285,876
Sakata Seed Corp.	2,800	80,462
Salmar ASA	1,760	49,905
Saputo, Inc.	5,354	196,748
Savencia SA	3,062	242,425
Schouw & Co. AB	8,640	652,225
Showa Sangyo Co. Ltd.	87,000	462,145
Starzen Co. Ltd.	6,000	253,698
Strauss Group Ltd.	952	15,320
Suedzucker AG	1,589	41,952
Super Group Ltd.	12,000	10,988
Synlait Milk Ltd.*	4,816	10,982
Tate & Lyle plc	9,708	81,892
Tegel Group Holdings Ltd.	4,144	4,071
Toyo Suisan Kaisha Ltd.	2,800	100,235
Vilmorin & Cie SA(a)	3,674	246,806
Viscofan SA	825	41,918
Wessanen	3,410	48,405
WH Group Ltd.(b)	309,500	236,133
Wilmar International Ltd.	156,300	430,468
Yakult Honsha Co. Ltd.	3,100	159,716
Yamazaki Baking Co. Ltd.	3,000	60,493

		16,672,008

Gas Utilities - 0.4%
APA Group	27,120	173,352
Enagas SA	5,220	128,057
Gas Natural SDG SA	13,920	268,073
Hong Kong & China Gas Co. Ltd.	168,064	317,529
Osaka Gas Co. Ltd.	75,000	281,612

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Gas Utilities - (continued)
Rubis SCA	1,585	133,504
Saibu Gas Co. Ltd.	33,000	74,750
Shizuoka Gas Co. Ltd.	38,200	248,389
Superior Plus Corp.(a)	92,231	909,753
Toho Gas Co. Ltd.	8,000	59,907
Tokyo Gas Co. Ltd.	78,000	346,297
Valener, Inc.	1,919	30,115

		2,971,338

Health Care Equipment & Supplies - 0.7%
Ambu A/S, Class B(a)	1,775	75,959
Ansell Ltd.	3,438	62,065
Asahi Intecc Co. Ltd.	2,800	114,413
BioMerieux	275	43,479
Carl Zeiss Meditec AG	715	26,701
Cochlear Ltd.	1,232	117,068
Coloplast A/S, Class B	2,460	176,159
CYBERDYNE, Inc.*(a)	1,500	21,199
DiaSorin SpA	869	51,887
Draegerwerk AG & Co. KGaA	2,100	148,174
Draegerwerk AG & Co. KGaA (Preference)	5,400	473,632
Elekta AB, Class B	5,796	52,413
Essilor International SA	4,740	555,281
Fisher & Paykel Healthcare Corp. Ltd.	12,815	81,651
Fukuda Denshi Co. Ltd.	6,863	391,997
Getinge AB, Class B	4,824	78,031
GN Store Nord A/S	2,532	56,550
Guerbet(a)	343	29,680
Hogy Medical Co. Ltd.	600	36,775
Hoya Corp.	8,400	367,264
ImpediMed Ltd.*	11,592	6,600
Ion Beam Applications	880	37,399
LivaNova plc*	900	43,294
Mani, Inc.	900	21,801
Mazor Robotics Ltd.*	1,008	11,340
Menicon Co. Ltd.	800	23,877
Nagaileben Co. Ltd.	500	11,348
Nakanishi, Inc.	1,700	65,916
Nanosonics Ltd.*	3,360	7,346
Nihon Kohden Corp.	1,200	27,512
Nikkiso Co. Ltd.	3,000	27,928
Nipro Corp.	3,800	42,667
Olympus Corp.	7,100	245,654
Paramount Bed Holdings Co. Ltd.	800	32,263
Sartorius AG (Preference)	1,400	98,344
Sartorius Stedim Biotech	770	46,600
Smith & Nephew plc	21,720	323,266
Sonova Holding AG (Registered)	1,320	174,466
Straumann Holding AG (Registered)	189	76,244
Sysmex Corp.	3,900	234,191
Terumo Corp.	7,500	277,815
William Demant Holding A/S*(a)	2,796	52,330
Ypsomed Holding AG (Registered)*	165	30,572

		4,879,151

Health Care Providers & Services - 0.5%
Alfresa Holdings Corp.	4,100	67,559
Amplifon SpA	3,837	38,813
As One Corp.	700	32,334
Attendo AB(b)	3,465	32,305
Australian Pharmaceutical Industries Ltd.	14,365	20,556

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
BML, Inc.	400	9,665
Celesio AG	1,045	29,046
Chartwell Retirement Residences	2,222	25,923
EBOS Group Ltd.	1,980	24,534
Extendicare, Inc.	4,950	39,258
Fagron*	23,700	230,513
Fresenius Medical Care AG & Co. KGaA	5,040	410,084
Fresenius SE & Co. KGaA	9,240	728,255
Healthscope Ltd.	34,595	57,516
Japan Lifeline Co. Ltd.	800	14,994
Korian SA	1,281	36,686
Lifco AB, Class B(a)	896	25,614
Mediclinic International plc(a)	7,920	78,219
Medipal Holdings Corp.	7,100	115,353
Metlifecare Ltd.	6,220	25,448
Miraca Holdings, Inc.	1,200	55,003
NichiiGakkan Co. Ltd.	9,200	66,604
NMC Health plc	1,466	30,082
Orpea	1,116	90,937
Primary Health Care Ltd.	36,232	103,146
Raffles Medical Group Ltd.	21,785	22,886
Ramsay Health Care Ltd.	3,120	158,219
Regis Healthcare Ltd.(a)	6,033	20,014
RHOEN-KLINIKUM AG	1,421	38,876
Ryman Healthcare Ltd.	9,819	62,706
Ship Healthcare Holdings, Inc.	3,300	87,795
Sigma Pharmaceuticals Ltd.	49,995	45,734
Sonic Healthcare Ltd.	8,261	130,569
Spire Healthcare Group plc(b)	11,495	45,208
Summerset Group Holdings Ltd.	11,226	40,743
Suzuken Co. Ltd.	2,780	92,111
Toho Holdings Co. Ltd.	4,200	90,585
Tokai Corp.	12,000	422,652
Town Health International Medical Group Ltd.	286,000	46,073
Tsukui Corp.	2,800	18,953
UDG Healthcare plc	11,330	91,370

		3,802,941

Health Care Technology - 0.0%(d)
CompuGroup Medical SE	624	24,547
M3, Inc.	3,400	91,512
Orion Health Group Ltd.*	4,984	7,418

		123,477

Hotels, Restaurants & Leisure - 1.7%
Accor SA	4,260	172,665
Ainsworth Game Technology Ltd.(a)	59,788	82,152
Amaya, Inc.*(a)	3,644	49,891
Ardent Leisure Group	21,789	34,736
Aristocrat Leisure Ltd.	13,980	162,165
Atom Corp.	4,200	26,899
Autogrill SpA	5,414	47,568
Basic-Fit NV*(b)	1,568	27,308
Betsson AB*	5,435	46,817
Cafe de Coral Holdings Ltd.	6,000	19,950
Carnival plc	4,980	265,525
China Baoli Technologies Holdings Ltd.*	1,400,000	39,333
Codere SA*	930,504	834,644
Colowide Co. Ltd.	3,500	58,885
Compass Group plc	38,820	689,613
Corporate Travel Management Ltd.(a)	3,355	44,266

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Crown Resorts Ltd.	6,545	56,642
Dalata Hotel Group plc*	10,387	48,156
DO & CO AG	386	24,195
Domino’s Pizza Enterprises Ltd.	1,430	64,538
Domino’s Pizza Group plc	15,021	68,467
Doutor Nichires Holdings Co. Ltd.	2,700	51,566
Elior Group(b)	1,760	39,372
Euro Disney SCA (Registered)*	11,550	15,478
Evolution Gaming Group AB(b)	1,265	40,664
Flight Centre Travel Group Ltd.	659	14,978
Fuji Kyuko Co. Ltd.	2,000	19,045
Galaxy Entertainment Group Ltd.	71,000	339,932
Genting Singapore plc	144,000	99,148
GL Ltd.	13,000	7,244
Great Canadian Gaming Corp.*	1,760	34,329
Greene King plc	11,144	95,478
GVC Holdings plc	6,380	48,642
HIS Co. Ltd.(a)	800	21,390
Hongkong & Shanghai Hotels Ltd. (The)	26,626	29,717
Ichibanya Co. Ltd.	1,000	32,956
Imperial Hotel Ltd.	100	1,855
InterContinental Hotels Group plc	5,411	250,519
International Game Technology plc(a)	6,000	158,460
J D Wetherspoon plc	3,795	44,737
Kindred Group plc, SDR	4,675	39,495
Kingston Financial Group Ltd.(a)	32,000	14,187
Kura Corp.	500	20,897
Kyoritsu Maintenance Co. Ltd.	500	32,734
Ladbrokes Coral Group plc(a)	39,340	59,095
Macau Legend Development Ltd.*	172,000	35,245
Mandarin Oriental International Ltd.	8,000	10,000
Mantra Group Ltd.	13,420	27,609
Marston’s plc(a)	372,373	616,991
McDonald’s Holdings Co. Japan Ltd.	800	21,099
Melco International Development Ltd.(a)	21,000	31,936
Melia Hotels International SA	2,585	33,188
Merlin Entertainments plc(b)	13,889	83,367
MGM China Holdings Ltd.(a)	13,600	26,536
Millennium & Copthorne Hotels plc	1,958	10,629
Mitchells & Butlers plc(a)	136,200	456,828
MOS Food Services, Inc.	2,100	62,119
NagaCorp Ltd.	856,000	503,052
NH Hotel Group SA*	12,299	54,362
Ohsho Food Service Corp.	1,504	58,517
Oriental Land Co. Ltd.	6,000	329,754
OUE Ltd.	21,000	27,279
Paddy Power Betfair plc	2,050	214,454
Pandox AB	2,365	37,849
Parques Reunidos Servicios Centrales SAU*(a)(b)	31,680	513,549
Plenus Co. Ltd.	1,000	21,781
Rank Group plc(a)	3,884	9,709
Resorttrust, Inc.	1,800	33,290
Restaurant Brands International, Inc.	4,882	239,017
Restaurant Brands International, Inc.*	3,458	169,299
Restaurant Brands New Zealand Ltd.	6,220	25,265
Restaurant Group plc (The)(a)	128,820	474,861
Retail Food Group Ltd.(a)	7,585	37,083
Rezidor Hotel Group AB	3,130	12,639
Ringer Hut Co. Ltd.	1,700	35,608

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Royal Holdings Co. Ltd.	1,600	27,232
Saizeriya Co. Ltd.	1,300	30,151
Sands China Ltd.	53,200	236,540
Scandic Hotels Group AB*(b)	28,920	257,222
Shangri-La Asia Ltd.	32,000	35,673
SJM Holdings Ltd.	64,672	51,675
SKYCITY Entertainment Group Ltd.	15,031	41,658
Skylark Co. Ltd.	3,700	50,254
Sodexo SA(a)	2,220	245,553
SSP Group plc	21,589	106,173
St Marc Holdings Co. Ltd.	1,400	42,345
Star Entertainment Grp Ltd. (The)	18,462	66,854
Tabcorp Holdings Ltd.	17,988	64,728
Tatts Group Ltd.	31,350	103,289
Thomas Cook Group plc*	448,320	491,271
Tokyo Dome Corp.	61,900	588,895
Tokyotokeiba Co. Ltd.	9,000	21,026
Toridoll Holdings Corp.	1,600	35,020
TUI AG, DI	20,962	306,844
Whitbread plc	4,156	205,225
William Hill plc	36,240	118,042
Wynn Macau Ltd.	44,400	81,598
Yoshinoya Holdings Co. Ltd.	4,900	70,818
Zensho Holdings Co. Ltd.	3,600	61,975

		11,929,309

Household Durables - 1.7%
Alpine Electronics, Inc.	3,600	52,701
Barratt Developments plc	40,860	245,566
Bellway plc	5,100	159,381
Berkeley Group Holdings plc	5,054	178,036
Bonava AB, Class B*	4,031	62,022
Bovis Homes Group plc	86,259	895,853
Breville Group Ltd.	3,137	19,909
Cairn Homes plc*	33,544	45,948
Casio Computer Co. Ltd.	10,000	138,930
Chofu Seisakusho Co. Ltd.	200	4,582
Clarion Co. Ltd.	73,000	276,243
Countryside Properties plc(b)	14,613	42,928
Crest Nicholson Holdings plc	161,880	1,030,526
De’ Longhi SpA	1,155	28,796
Dorel Industries, Inc., Class B	16,680	460,579
Duni AB	3,666	52,422
Ekornes ASA	18,660	258,545
Electrolux AB, Series B	5,640	150,007
Fiskars OYJ Abp(a)	944	18,384
Foster Electric Co. Ltd.	18,237	286,900
Fujitsu General Ltd.	2,000	39,369
GUD Holdings Ltd.(a)	4,785	35,272
Haseko Corp.	14,700	162,702
Husqvarna AB, Class B	10,285	86,124
Iida Group Holdings Co. Ltd.	6,200	116,482
JM AB	3,328	100,507
Kaufman & Broad SA	7,140	278,323
Man Wah Holdings Ltd.	29,600	18,997
McCarthy & Stone plc(a)(b)	26,874	55,347
Nikon Corp.(a)	12,400	201,022
Nobia AB	2,640	23,768
PanaHome Corp.	4,000	34,004
Panasonic Corp.	96,200	1,007,077
Persimmon plc	11,507	279,260
Pioneer Corp.*	15,600	34,366
Pressance Corp.	17,000	205,676

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - (continued)
Redrow plc	141,589	791,802
Rinnai Corp.	900	76,749
Sangetsu Corp.	2,256	40,100
SEB SA	592	74,566
Sekisui Chemical Co. Ltd.	22,100	362,002
Sekisui House Ltd.	27,400	445,045
Sharp Corp.*(a)	46,000	124,219
Sony Corp.	30,000	912,192
Starts Corp., Inc.	21,800	380,520
Steinhoff International Holdings NV(a)	83,100	398,560
Sumitomo Forestry Co. Ltd.	8,000	110,220
Tamron Co. Ltd.	12,000	218,414
Taylor Wimpey plc	130,920	275,231
Techtronic Industries Co. Ltd.	45,000	156,005
Token Corp.	4,810	340,962
TomTom NV*(a)	5,274	48,344
Zojirushi Corp.	1,700	22,304

		11,863,789

Household Products - 0.4%
Earth Chemical Co. Ltd.	600	25,743
Henkel AG & Co. KGaA	2,340	246,410
Henkel AG & Co. KGaA (Preference)	3,993	486,327
Lion Corp.	5,000	87,098
Pigeon Corp.	2,400	65,237
PZ Cussons plc	12,210	46,775
Reckitt Benckiser Group plc	15,240	1,304,561
Svenska Cellulosa AB SCA, Class A	3,160	99,771
Svenska Cellulosa AB SCA, Class B	13,187	396,744
Unicharm Corp.	12,800	288,803

		3,047,469

Independent Power and Renewable Electricity Producers - 0.1%
Algonquin Power & Utilities Corp.	6,486	56,266
Boralex, Inc., Class A	2,035	30,968
Canvest Environmental Protection Group Co. Ltd.	56,000	28,219
Capital Power Corp.	4,687	88,725
Drax Group plc	22,860	106,528
EDP Renovaveis SA	6,490	41,683
Electric Power Development Co. Ltd.	9,800	228,340
eRex Co. Ltd.	600	17,535
ERG SpA	2,090	23,196
Infigen Energy*	30,688	23,297
Innergex Renewable Energy, Inc.	4,235	44,794
Meridian Energy Ltd.	28,875	55,680
Northland Power, Inc.	2,420	44,437
Saeta Yield SA	2,970	26,480
TransAlta Corp.	12,715	75,095
TransAlta Renewables, Inc.	4,100	46,543
Uniper SE*	5,658	80,376

		1,018,162

Industrial Conglomerates - 1.0%
CIR-Compagnie Industriali Riunite SpA	195,202	225,722
CK Hutchison Holdings Ltd.	108,356	1,304,989
Daetwyler Holding AG	334	50,950
DCC plc	2,160	173,784
Hopewell Holdings Ltd.	8,000	28,662
Indus Holding AG	990	56,458
Italmobiliare SpA	104	5,162
Jardine Matheson Holdings Ltd.	10,900	672,748
Jardine Strategic Holdings Ltd.	6,900	262,683

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Industrial Conglomerates - (continued)
Keihan Holdings Co. Ltd.	10,000	66,889
Keppel Corp. Ltd.	54,100	236,937
Koninklijke Philips NV	22,801	668,635
Nisshinbo Holdings, Inc.	7,500	71,752
NWS Holdings Ltd.	32,071	57,782
Rheinmetall AG	1,234	94,471
Seibu Holdings, Inc.	6,700	113,378
Sembcorp Industries Ltd.(a)	25,900	57,911
Shun Tak Holdings Ltd.	1,132,000	392,440
Siemens AG (Registered)*	18,000	2,261,365
Smiths Group plc	9,660	182,420
TOKAI Holdings Corp.(a)	12,795	91,494
Toshiba Corp.*(a)	102,000	219,539

		7,296,171

Insurance - 5.2%
Admiral Group plc	5,647	126,176
Aegon NV	56,793	307,617
Ageas	8,160	349,037
AIA Group Ltd.	278,600	1,734,215
Allianz SE (Registered)	18,360	3,111,171
ASR Nederland NV*	3,640	100,035
Assicurazioni Generali SpA	54,660	870,707
Aviva plc	162,600	975,580
AXA SA	76,920	1,888,656
Baloise Holding AG (Registered)	2,041	262,728
Beazley plc	21,448	109,446
CBL Corp. Ltd.	5,544	15,243
Clal Insurance Enterprises Holdings Ltd.*	14,520	201,939
CNP Assurances	6,791	127,589
Coface SA	57,923	374,332
Convoy Global Holdings Ltd.*	5,346,000	149,508
Dai-ichi Life Holdings, Inc.	48,000	879,201
Delta Lloyd NV	25,547	146,961
Direct Line Insurance Group plc	57,863	258,431
esure Group plc	9,084	22,994
Euler Hermes Group	329	29,720
Fairfax Financial Holdings Ltd.	553	257,890
Gjensidige Forsikring ASA	3,960	68,296
Great-West Lifeco, Inc.	11,040	301,965
Grupo Catalana Occidente SA	2,102	68,490
Hannover Rueck SE	2,460	270,239
Harel Insurance Investments & Financial Services Ltd.	76,043	381,527
Hastings Group Holdings plc(b)	11,496	32,484
Helvetia Holding AG (Registered)	265	150,013
Hiscox Ltd.	6,160	79,514
IDI Insurance Co. Ltd.	3,840	189,095
Industrial Alliance Insurance & Financial Services, Inc.	4,260	178,895
Insurance Australia Group Ltd.	55,320	242,318
Intact Financial Corp.	3,001	218,696
Japan Post Holdings Co. Ltd.	12,000	151,366
Jardine Lloyd Thompson Group plc	3,135	40,625
JRP Group plc	427,021	783,826
Lancashire Holdings Ltd.(a)	129,315	1,101,419
Legal & General Group plc	241,382	713,351
Manulife Financial Corp.	79,320	1,517,955
Mapfre SA	32,340	97,860
Medibank Pvt Ltd.	67,440	138,232
Menora Mivtachim Holdings Ltd.*	15,191	141,062

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Migdal Insurance & Financial Holding Ltd.*	241,920	215,397
MS&AD Insurance Group Holdings, Inc.	21,500	724,783
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,540	1,228,380
nib holdings Ltd.	10,835	37,919
NN Group NV	12,384	438,038
Old Mutual plc	199,500	521,308
Phoenix Group Holdings	9,672	91,567
Phoenix Holdings Ltd. (The)*	41,900	153,719
Poste Italiane SpA(b)	16,856	105,928
Power Corp. of Canada	13,981	327,394
Power Financial Corp.	9,180	238,064
Protector Forsikring ASA	4,015	35,867
Prudential plc	99,960	1,926,638
QBE Insurance Group Ltd.	55,380	525,522
RSA Insurance Group plc	41,342	298,291
Saga plc	13,805	32,096
Sampo OYJ, Class A	11,583	537,011
SCOR SE	7,020	237,875
Societa Cattolica di Assicurazioni SCRL	96,300	602,053
Sompo Holdings, Inc.	15,000	546,036
Sony Financial Holdings, Inc.	8,500	143,686
St James’s Place plc	12,420	167,350
Standard Life plc	81,960	356,465
Steadfast Group Ltd.	33,550	58,325
Storebrand ASA*	17,930	109,505
Sun Life Financial, Inc.	24,660	971,457
Suncorp Group Ltd.	52,260	516,941
Swiss Life Holding AG (Registered)*	1,320	400,174
Swiss Re AG	13,620	1,271,439
T&D Holdings, Inc.	24,100	360,403
Talanx AG	1,827	62,738
Tokio Marine Holdings, Inc.	31,700	1,332,203
Topdanmark A/S*	1,650	43,445
Tryg A/S	2,365	45,191
Unipol Gruppo Finanziario SpA	21,702	80,117
UnipolSai SpA	50,490	105,091
UNIQA Insurance Group AG	5,720	47,104
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	14,113
Wuestenrot & Wuerttembergische AG	12,961	262,630
Zurich Insurance Group AG*	6,000	1,724,103

		36,062,770

Internet & Direct Marketing Retail - 0.2%
AO World plc*	6,710	13,498
ASOS plc*(a)	1,589	105,274
Belluna Co. Ltd.	36,100	248,523
boohoo.com plc*	21,681	38,665
N Brown Group plc(a)	101,280	278,541
Ocado Group plc*	12,741	39,977
Rakuten, Inc.	18,500	185,288
Start Today Co. Ltd.	2,700	50,918
Takkt AG	1,485	33,188
Trade Me Group Ltd.	9,570	35,505
Webjet Ltd.	5,843	50,035
Yoox Net-A-Porter Group SpA*	2,041	51,018
Zalando SE*(a)(b)	2,179	85,964

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet & Direct Marketing Retail - (continued)
zooplus AG*	220	31,300

		1,247,694

Internet Software & Services - 0.2%
Aconex Ltd.*	7,606	17,438
Auto Trader Group plc(b)	17,634	88,741
carsales.com Ltd.	3,812	30,212
COOKPAD, Inc.(a)	1,900	16,996
DeNA Co. Ltd.	4,000	89,860
Dip Corp.	1,400	28,703
F@N Communications, Inc.	2,200	14,364
Gree, Inc.	2,000	10,802
Gurunavi, Inc.	1,800	39,813
Infomart Corp.	3,400	19,148
Internet Initiative Japan, Inc.	2,300	37,123
iSentia Group Ltd.(a)	11,055	21,988
Istyle, Inc.(a)	2,000	13,751
Just Eat plc*	12,483	84,728
Kakaku.com, Inc.(a)	4,900	88,968
Mixi, Inc.	1,200	52,178
Moneysupermarket.com Group plc	22,039	91,361
NetEnt AB*	4,510	36,244
NEXTDC Ltd.*	9,912	23,176
Rightmove plc(a)	2,601	131,547
Scout24 AG*(b)	825	29,426
Shopify, Inc., Class A*	1,428	72,571
SMS Co. Ltd.	1,600	38,460
SUNeVision Holdings Ltd.	134,000	64,415
Takeaway.com Holding BV*(b)	336	11,001
United Internet AG (Registered)	2,576	107,722
XING AG	165	32,275
Yahoo Japan Corp.	26,100	109,895
Zoopla Property Group plc(a)(b)	13,398	61,727

		1,464,633

IT Services - 1.0%
Alten SA	1,155	86,126
Altran Technologies SA*	3,520	52,135
Amadeus IT Group SA	10,574	488,461
Atea ASA(a)	53,230	519,183
Atos SE	2,592	275,888
Bechtle AG	596	60,429
CANCOM SE	1,168	54,763
Capgemini SA	4,034	328,579
CGI Group, Inc., Class A*	6,300	302,352
Computacenter plc	3,355	33,472
Computershare Ltd.	13,544	132,534
DH Corp.	68,678	1,212,104
Digital Garage, Inc.	1,900	35,105
DTS Corp.	13,200	299,704
Econocom Group SA/NV	2,640	39,857
FDM Group Holdings plc(a)	3,850	28,941
Formula Systems 1985 Ltd.	4,657	180,618
Fujitsu Ltd.	73,000	427,073
GMO Payment Gateway, Inc.(a)	400	19,969
Indra Sistemas SA*	5,537	60,945
IRESS Ltd.	5,405	46,366
Itochu Techno-Solutions Corp.	1,200	32,352
Link Administration Holdings Ltd.	4,895	28,502
Matrix IT Ltd.	2,464	19,813
Mitsubishi Research Institute, Inc.	9,100	263,926
NCC Group plc	14,002	32,633
NEC Networks & System Integration Corp.	22,500	411,326

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
NET One Systems Co. Ltd.	8,100	55,475
Nets A/S*(b)	1,736	30,650
Nihon Unisys Ltd.	2,600	33,697
Nomura Research Institute Ltd.	1,815	62,233
NTT Data Corp.	6,000	303,797
Obic Co. Ltd.	1,500	72,219
Otsuka Corp.	900	46,449
Paysafe Group plc*(a)	9,790	47,038
Reply SpA	220	28,293
SCSK Corp.	400	15,083
Softcat plc	4,571	17,862
Sopra Steria Group	663	76,917
Tieto OYJ	1,598	44,314
TIS, Inc.	2,300	52,242
Transcosmos, Inc.	2,100	55,235
Wirecard AG(a)	2,399	116,174
Worldline SA*(b)	1,045	28,205
Worldpay Group plc(b)	36,982	133,021

		6,692,060

Leisure Products - 0.2%
Amer Sports OYJ	2,640	70,099
Bandai Namco Holdings, Inc.	7,200	198,907
Beneteau SA	840	10,349
BRP, Inc.*	3,584	72,271
Heiwa Corp.	1,250	30,246
Mizuno Corp.	4,000	20,715
Photo-Me International plc(a)	5,320	10,307
Sankyo Co. Ltd.	900	30,180
Sega Sammy Holdings, Inc.	5,800	91,502
Shimano, Inc.	1,900	300,591
Technogym SpA*(b)	4,905	24,490
Thule Group AB(b)	2,805	45,533
Tomy Co. Ltd.	3,700	39,473
Trigano SA	414	37,135
Yamaha Corp.	4,600	140,973
Yonex Co. Ltd.	600	28,781

		1,151,552

Life Sciences Tools & Services - 0.1%
Clinigen Group plc	4,510	44,711
Eurofins Scientific SE(a)	147	65,928
Gerresheimer AG	736	59,830
Lonza Group AG (Registered)*	1,380	253,033
MorphoSys AG*(a)	1,667	86,383
QIAGEN NV*	5,778	167,440
Siegfried Holding AG (Registered)*	165	36,007
Tecan Group AG (Registered)	495	77,667

		790,999

Machinery - 3.5%
Aalberts Industries NV	1,980	69,436
Aichi Corp.	25,000	189,429
Aida Engineering Ltd.	40,600	401,762
Alfa Laval AB	6,270	117,057
Alstom SA*	3,962	112,396
Amada Holdings Co. Ltd.	14,500	171,179
ANDRITZ AG	1,441	77,810
Atlas Copco AB, Class A	13,715	439,772
Atlas Copco AB, Class B	10,020	290,687
ATS Automation Tooling Systems, Inc.*	5,484	55,229
Bando Chemical Industries Ltd.	5,600	50,242
Bodycote plc	8,415	70,509
Bucher Industries AG (Registered)	275	74,771

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Burckhardt Compression Holding AG	141	41,695
Cargotec OYJ, Class B	1,540	73,927
CKD Corp.	38,000	510,042
Construcciones y Auxiliar de Ferrocarriles SA	2,072	84,194
Conzzeta AG (Registered)	55	44,263
Daifuku Co. Ltd.	4,800	106,510
Danieli & C Officine Meccaniche SpA	8,293	178,080
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	26,049	416,637
DMG Mori AG	1,007	48,613
DMG Mori Co. Ltd.	2,000	27,502
Duerr AG	605	52,325
Ebara Corp.	2,400	74,404
Faiveley Transport SA	275	29,773
FANUC Corp.	4,200	826,942
Fuji Machine Manufacturing Co. Ltd.	3,300	41,596
Fujitec Co. Ltd.	3,000	35,416
Fukushima Industries Corp.	12,000	381,079
Furukawa Co. Ltd.	258,000	506,489
GEA Group AG	4,140	171,090
Georg Fischer AG (Registered)	121	99,648
Glory Ltd.	2,000	62,714
Haldex AB	1,120	15,247
Harmonic Drive Systems, Inc.	1,500	45,370
Hino Motors Ltd.	12,100	128,443
Hirata Corp.	300	20,573
Hitachi Construction Machinery Co. Ltd.	5,100	117,924
Hitachi Koki Co. Ltd.(a)	6,200	47,749
Hitachi Zosen Corp.	105,100	554,558
Hoshizaki Corp.	1,200	98,175
IHI Corp.*	60,000	162,558
IMI plc	5,885	86,330
Industria Macchine Automatiche SpA	495	32,819
Interpump Group SpA	3,355	63,052
Interroll Holding AG (Registered)	17	19,988
Japan Steel Works Ltd. (The)	600	11,320
JTEKT Corp.	9,500	156,962
Jungheinrich AG (Preference)	2,352	72,327
Kawasaki Heavy Industries Ltd.	60,000	189,207
KION Group AG	2,363	143,773
Kitz Corp.	68,900	421,693
Komatsu Ltd.	21,700	519,296
Komax Holding AG (Registered)	165	43,399
Komori Corp.	4,400	60,660
Kone OYJ, Class B(a)	8,942	404,906
Konecranes OYJ	2,243	88,113
Krones AG	330	33,698
Kubota Corp.	27,687	442,697
Kurita Water Industries Ltd.	3,400	80,942
Kyokuto Kaihatsu Kogyo Co. Ltd.	24,000	346,436
Makino Milling Machine Co. Ltd.	66,000	581,586
Makita Corp.	3,300	230,113
MAN SE	660	68,437
MAN SE (Preference)	183	18,733
Max Co. Ltd.	2,000	27,413
Meidensha Corp.	138,000	471,952
Metso OYJ	3,481	107,064
MINEBEA MITSUMI, Inc.	45,211	451,809
Mitsubishi Heavy Industries Ltd.	156,119	705,742

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	507,000	824,171
Miura Co. Ltd.	3,300	52,530
Morgan Advanced Materials plc	182,160	690,277
Nabtesco Corp.	2,300	60,210
Nachi-Fujikoshi Corp.	153,000	752,938
Namura Shipbuilding Co. Ltd.	38,739	259,464
New Flyer Industries, Inc.	1,870	59,811
NGK Insulators Ltd.	7,400	145,929
Nitta Corp.	15,400	419,969
NKT Holding A/S	2,160	166,823
Norma Group SE	1,617	72,005
NSK Ltd.	19,000	231,899
NTN Corp.	15,000	63,824
Obara Group, Inc.	600	28,301
OC Oerlikon Corp. AG (Registered)*(a)	4,758	54,013
Oiles Corp.	19,020	340,273
OKUMA Corp.	5,000	52,276
OSG Corp.(a)	1,500	31,193
Palfinger AG(a)	8,765	294,637
Pfeiffer Vacuum Technology AG	302	32,768
Rational AG	55	24,964
Rieter Holding AG (Registered)*	165	31,408
Rotork plc	10,820	34,767
Ryobi Ltd.	104,000	476,696
Sandvik AB	25,800	348,266
Schindler Holding AG	1,202	229,045
Schindler Holding AG (Registered)	330	62,214
Shima Seiki Manufacturing Ltd.	900	31,179
Shinmaywa Industries Ltd.	60,000	563,891
SKF AB, Class A	3,795	76,320
SKF AB, Class B	13,880	279,455
SMC Corp.	1,400	384,402
Spirax-Sarco Engineering plc	1,543	83,571
Stabilus SA*	1,549	93,744
Star Micronics Co. Ltd.	5,900	89,882
Sulzer AG (Registered)	242	27,399
Sumitomo Heavy Industries Ltd.	26,000	179,685
Tadano Ltd.	6,500	80,200
Takeuchi Manufacturing Co. Ltd.	25,100	539,123
Takuma Co. Ltd.	60,181	523,360
THK Co. Ltd.	2,500	61,981
Toshiba Machine Co. Ltd.	18,245	79,738
Trelleborg AB, Class B	4,785	99,350
Tsubaki Nakashima Co. Ltd.	5,600	89,938
Tsubakimoto Chain Co.	9,000	72,432
Union Tool Co.	500	13,991
Valmet OYJ	5,005	79,132
Vesuvius plc	139,920	831,229
Volvo AB, Class A	11,340	144,902
Volvo AB, Class B	62,280	796,525
Vossloh AG*	495	31,899
Wacker Neuson SE	16,020	262,895
Wartsila OYJ Abp	3,482	174,791
Weir Group plc (The)	4,896	123,501
Yangzijiang Shipbuilding Holdings Ltd.(a)	103,300	59,026
Zardoya Otis SA	2,516	21,209

		24,739,703

Marine - 0.4%
AP Moller - Maersk A/S, Class A	120	191,462

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Marine - (continued)
AP Moller - Maersk A/S, Class B	240	400,709
Clarkson plc	1,045	30,764
Dfds A/S	1,501	73,416
Iino Kaiun Kaisha Ltd.	4,300	17,685
Irish Continental Group plc	11,810	60,242
Kawasaki Kisen Kaisha Ltd.(a)	72,000	175,883
Kuehne + Nagel International AG (Registered)(a)	1,380	188,551
Mitsui OSK Lines Ltd.	37,000	118,321
Nippon Yusen KK	55,000	117,255
Orient Overseas International Ltd.(a)	7,000	36,311
SITC International Holdings Co. Ltd.	826,000	516,293
Stolt-Nielsen Ltd.	11,760	177,949
Wilh Wilhelmsen ASA*(a)	35,951	176,964
Wilh Wilhelmsen Holding ASA, Class A	9,840	268,491
Wilh Wilhelmsen Holding ASA, Class B	6,460	168,807

		2,719,103

Media - 1.8%
Aimia, Inc.	96,960	634,377
Altice NV, Class A*(a)	8,100	177,524
Altice NV, Class B*	2,579	56,802
APN News & Media Ltd.*	159,780	308,094
APN Outdoor Group Ltd.(a)	7,260	31,029
Asatsu-DK, Inc.	2,500	66,422
Ascential plc	8,525	30,685
Atresmedia Corp. de Medios de Comunicacion SA	3,386	38,459
Avex Group Holdings, Inc.	1,600	24,147
Axel Springer SE	1,100	57,917
Cineplex, Inc.	1,485	59,673
Cineworld Group plc	8,261	63,762
Cogeco Communications, Inc.	15,233	829,563
Corus Entertainment, Inc., Class B(a)	67,200	665,944
CTS Eventim AG & Co. KGaA	1,375	47,707
CyberAgent, Inc.	2,200	54,700
Daiichikosho Co. Ltd.	300	11,952
Daily Mail & General Trust plc, Class A	5,665	49,391
Dentsu, Inc.	8,100	375,590
DHX Media Ltd.	4,424	22,871
Entertainment One Ltd.	226,145	656,372
Euromoney Institutional Investor plc	2,162	30,437
Eutelsat Communications SA	4,683	79,836
Event Hospitality and Entertainment Ltd.	2,310	25,866
Evergrande Health Industry Group Ltd.*	125,000	23,520
Fairfax Media Ltd.	155,344	100,240
Fuji Media Holdings, Inc.	1,200	17,450
GFK SE(a)	10,575	497,707
GTN Ltd.*	3,808	7,516
Hakuhodo DY Holdings, Inc.	7,400	91,370
Havas SA	3,520	31,673
HMV Digital China Group Ltd.*	260,000	25,131
Huanxi Media Group Ltd.*	50,000	14,176
Informa plc	18,900	155,033
IPSOS	22,260	737,689
ITV plc	137,580	351,718
JCDecaux SA	1,595	51,005
Kadokawa Dwango Corp.*	3,700	57,353

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Kinepolis Group NV	1,030	49,423
Lagardere SCA	3,526	88,443
Mediaset Espana Comunicacion SA	3,705	45,285
Mediaset SpA(a)	15,003	64,142
Metropole Television SA	1,210	23,793
Modern Times Group MTG AB, Class B	1,045	32,253
Neo Telemedia Ltd.*	448,000	21,940
Next Co. Ltd.	2,900	19,655
Nine Entertainment Co. Holdings Ltd.(a)	429,360	324,319
Nippon Television Holdings, Inc.	1,500	27,368
NOS SGPS SA	6,180	34,789
OOH MEDIA Ltd.	4,816	16,343
Pearson plc	29,340	228,489
ProSiebenSat.1 Media SE	5,580	236,870
Publicis Groupe SA	4,911	337,333
Quebecor, Inc., Class B	1,870	56,211
RAI Way SpA(b)	8,120	32,293
REA Group Ltd.(a)	912	36,390
RTL Group SA	774	59,138
Sanoma OYJ	6,676	60,748
Schibsted ASA, Class A	2,672	70,829
Schibsted ASA, Class B	1,155	28,848
Septeni Holdings Co. Ltd.	5,600	18,157
SES SA, FDR	9,180	178,674
Seven West Media Ltd.	490,920	301,872
Shaw Communications, Inc., Class B	9,420	202,814
Shochiku Co. Ltd.	3,000	35,843
Singapore Press Holdings Ltd.(a)	35,000	85,711
SKY Network Television Ltd.	15,785	53,701
SKY Perfect JSAT Holdings, Inc.	6,800	30,685
Sky plc	24,000	302,246
Southern Cross Media Group Ltd.	468,455	522,773
Stroeer SE & Co. KGaA(a)	605	29,749
Tamedia AG (Registered)	448	67,295
Technicolor SA (Registered)	14,039	60,233
Tele Columbus AG*(b)	3,355	28,716
Telenet Group Holding NV*	1,100	58,987
Television Broadcasts Ltd.(a)	2,700	10,369
Television Francaise 1	1,850	20,373
Toei Co. Ltd.	65,000	580,280
Toho Co. Ltd.	4,100	118,548
UBM plc	8,066	71,491
Usen Corp.	57,000	191,899
Vector, Inc.	1,500	15,816
Village Roadshow Ltd.	49,419	148,565
Wowow, Inc.	3,630	115,438
WPP AUNZ Ltd.	215,880	173,718
WPP plc	31,260	725,212
Zenrin Co. Ltd.	1,600	31,126

		12,635,894

Metals & Mining - 3.9%
Acacia Mining plc	7,260	39,321
Acerinox SA	1,179	16,175
Agnico Eagle Mines Ltd.	5,539	263,705
Aichi Steel Corp.	7,800	342,625
Alacer Gold Corp.*	13,035	23,995
Alamos Gold, Inc., Class A(a)	11,607	86,891
Alumina Ltd.(a)	52,030	76,627
Anglo American plc*	53,160	908,238
Antofagasta plc	11,371	119,454

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
APERAM SA	1,892	89,322
ArcelorMittal*	76,860	597,137
Asahi Holdings, Inc.	21,600	429,985
Asanko Gold, Inc.*	6,272	22,947
Aurubis AG	1,561	91,906
B2Gold Corp.*	20,020	60,655
Barrick Gold Corp.	27,336	502,794
Bekaert SA	1,430	61,971
BHP Billiton Ltd.	73,740	1,491,300
BHP Billiton plc	49,680	898,472
BlueScope Steel Ltd.	23,332	198,557
Boliden AB	7,987	233,079
Centamin plc	47,960	94,611
Centerra Gold, Inc.(a)	133,380	657,820
China Gold International Resources Corp. Ltd.*	13,261	26,649
Daido Steel Co. Ltd.	10,000	45,570
Detour Gold Corp.*	3,740	50,632
Dominion Diamond Corp.	54,780	547,485
Dowa Holdings Co. Ltd.	11,000	93,902
Eldorado Gold Corp.*	15,211	53,669
Endeavour Mining Corp.*	3,259	62,143
Eramet*	8,462	486,508
Evolution Mining Ltd.	41,888	67,732
Evraz plc*	11,605	32,559
Ferrexpo plc*	94,620	180,943
First Majestic Silver Corp.*	9,010	86,178
First Quantum Minerals Ltd.	15,674	197,285
Fortescue Metals Group Ltd.	38,302	193,653
Fortuna Silver Mines, Inc.*	5,665	35,196
Franco-Nevada Corp.	4,141	268,835
Fresnillo plc	4,098	74,912
Galaxy Resources Ltd.*	100,307	46,450
Glencore plc*	281,040	1,154,250
Goldcorp, Inc.	20,412	329,410
Granges AB	42,120	467,379
G-Resources Group Ltd.	673,335	11,975
Guyana Goldfields, Inc.*	6,655	32,975
Hill & Smith Holdings plc	3,245	49,235
Hitachi Metals Ltd.	6,040	84,021
Hochschild Mining plc	13,695	42,471
Hudbay Minerals, Inc.	10,560	82,536
IAMGOLD Corp.*	20,564	94,953
Iluka Resources Ltd.	8,525	48,797
Independence Group NL	18,425	52,732
Ivanhoe Mines Ltd., Class A*	20,784	63,289
JFE Holdings, Inc.	24,000	422,545
KAZ Minerals plc*	18,115	107,184
Kinross Gold Corp.*	27,328	106,273
Kirkland Lake Gold Ltd.*	6,424	45,972
Klondex Mines Ltd.*	3,136	15,491
Kobe Steel Ltd.*(a)	14,700	143,768
Kyoei Steel Ltd.	16,000	323,482
Labrador Iron Ore Royalty Corp.	4,859	69,992
Lucara Diamond Corp.	7,672	17,301
Lundin Mining Corp.*	22,025	134,473
MAG Silver Corp.*	2,970	42,144
Maruichi Steel Tube Ltd.	1,000	33,666
Metals X Ltd.*	271,440	164,851
Mineral Resources Ltd.	7,260	67,735
Mitsubishi Materials Corp.	4,800	164,370
Mitsui Mining & Smelting Co. Ltd.	30,000	84,477

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Mountain Province Diamonds, Inc.*	6,215	26,219
Nevsun Resources Ltd.	15,914	50,046
New Gold, Inc.*	10,615	28,252
Newcrest Mining Ltd.	17,940	293,220
Nippon Light Metal Holdings Co. Ltd.	349,700	857,359
Nippon Steel & Sumitomo Metal Corp.	37,210	904,510
Nisshin Steel Co. Ltd.	5,500	74,750
Norsk Hydro ASA	48,971	279,681
Northern Star Resources Ltd.	22,935	66,336
Novagold Resources, Inc.*(a)	5,390	28,526
OceanaGold Corp.	25,700	89,100
Orocobre Ltd.*	6,328	20,272
Osaka Steel Co. Ltd.	1,000	18,716
OSAKA Titanium Technologies Co. Ltd.*(a)	1,000	16,105
Osisko Gold Royalties Ltd.	4,620	50,603
Outokumpu OYJ*	8,221	73,519
Outotec OYJ*	6,765	38,492
OZ Minerals Ltd.(a)	13,621	92,857
Pan American Silver Corp.	3,300	64,190
Perseus Mining Ltd.*	31,528	8,018
Petra Diamonds Ltd.*	330,900	629,454
Pilbara Minerals Ltd.*	33,040	13,419
Polymetal International plc	8,885	103,119
Pretium Resources, Inc.*	5,225	56,188
Randgold Resources Ltd.	2,311	196,400
Regis Resources Ltd.(a)	320,956	774,819
Resolute Mining Ltd.	460,560	508,718
Rio Tinto Ltd.	10,243	518,502
Rio Tinto plc	28,440	1,249,093
Salzgitter AG(a)	24,326	931,423
Sandfire Resources NL	17,696	88,395
Sandstorm Gold Ltd.*	5,320	23,422
Sanyo Special Steel Co. Ltd.	85,000	452,276
Saracen Mineral Holdings Ltd.*	34,045	27,396
Seabridge Gold, Inc.*	2,255	22,105
SEMAFO, Inc.*(a)	17,791	66,183
Silver Standard Resources, Inc.*	5,060	53,365
Silver Wheaton Corp.	11,313	249,645
Sims Metal Management Ltd.	5,940	50,460
South32 Ltd.	128,280	267,805
SSAB AB, Class A*(a)	6,914	28,426
SSAB AB, Class B*	11,270	37,942
St Barbara Ltd.*	313,920	552,885
Sumitomo Metal Mining Co. Ltd.	15,000	204,131
Syrah Resources Ltd.*	11,608	27,142
Tahoe Resources, Inc.	6,639	60,445
Teck Resources Ltd., Class B(a)	10,920	267,106
thyssenkrupp AG	9,498	239,676
Toho Titanium Co. Ltd.	200	1,602
Toho Zinc Co. Ltd.	83,000	363,482
Tokyo Steel Manufacturing Co. Ltd.	64,500	583,837
Topy Industries Ltd.(a)	12,100	339,649
Torex Gold Resources, Inc.*	4,421	93,591
Turquoise Hill Resources Ltd.*	16,776	60,606
UACJ Corp.	4,000	12,614
Vedanta Resources plc	4,984	65,588
voestalpine AG	4,337	183,730
Western Areas Ltd.*	6,440	11,978
Yamana Gold, Inc.	20,832	68,708

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Yamato Kogyo Co. Ltd.	1,100	33,027
Yodogawa Steel Works Ltd.	2,800	80,089

		26,994,847

Multiline Retail - 0.4%
B&M European Value Retail SA	10,725	40,520
Canadian Tire Corp. Ltd., Class A	1,562	165,803
Debenhams plc	676,988	447,578
Dollarama, Inc.	2,580	195,021
Don Quijote Holdings Co. Ltd.	3,400	123,677
Europris ASA*(b)	1,064	4,836
Fuji Co. Ltd.	800	16,700
H2O Retailing Corp.	1,815	30,198
Harvey Norman Holdings Ltd.(a)	14,630	55,532
Hudson’s Bay Co.(a)	4,000	30,681
Isetan Mitsukoshi Holdings Ltd.	12,800	150,541
Izumi Co. Ltd.	700	29,785
J Front Retailing Co. Ltd.	10,700	155,213
Kintetsu Department Store Co. Ltd.*	18,000	56,922
Lifestyle International Holdings Ltd.	31,500	40,515
Marks & Spencer Group plc	67,560	285,166
Marui Group Co. Ltd.	5,500	78,952
Myer Holdings Ltd.(a)	531,965	488,648
Next plc	3,421	164,842
Parco Co. Ltd.	15,000	146,569
Ryohin Keikaku Co. Ltd.	500	93,937
Sanyo Electric Railway Co. Ltd.	4,000	21,710
Seria Co. Ltd.	500	34,066
Takashimaya Co. Ltd.	11,000	95,074
Warehouse Group Ltd. (The)(a)	51,181	98,318

		3,050,804

Multi-Utilities - 0.7%
A2A SpA	59,895	79,875
ACEA SpA	1,485	18,183
AGL Energy Ltd.	15,660	268,675
Atco Ltd., Class I	2,744	96,437
Canadian Utilities Ltd., Class A	2,695	76,566
Centrica plc	135,271	381,724
DUET Group	68,572	145,758
E.ON SE	80,280	616,246
Engie SA	64,800	774,875
Hera SpA	23,474	54,745
Iren SpA	50,848	82,647
Just Energy Group, Inc.	59,423	352,322
National Grid plc	91,440	1,067,232
REN - Redes Energeticas Nacionais SGPS SA(a)	126,898	349,429
RWE AG*	16,680	220,910
Suez	11,581	175,594
Telecom Plus plc	2,365	36,181
Veolia Environnement SA	13,380	227,669

		5,025,068

Oil, Gas & Consumable Fuels - 5.2%
Advantage Oil & Gas Ltd.*	8,745	56,277
Africa Oil Corp.*	17,930	36,444
Aker BP ASA	1,072	19,505
AltaGas Ltd.(a)	3,025	71,811
ARC Resources Ltd.(a)	8,112	125,997
Baytex Energy Corp.*(a)	153,983	612,979
Beach Energy Ltd.	921,576	524,711
Birchcliff Energy Ltd.*	10,537	64,818
Bonavista Energy Corp.	143,880	509,857
Bonterra Energy Corp.	846	16,313

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
BP plc	450,324	2,678,944
Brightoil Petroleum Holdings Ltd.*	50,147	15,511
BW LPG Ltd.(a)(b)	47,520	242,574
Cairn Energy plc*	27,170	77,526
Caltex Australia Ltd.	8,280	179,773
Cameco Corp.	8,030	102,057
Canadian Natural Resources Ltd.	25,740	776,692
Cenovus Energy, Inc.	20,940	285,250
China Aviation Oil Singapore Corp. Ltd.	154,600	166,254
Cosmo Energy Holdings Co. Ltd.	42,200	732,854
Crescent Point Energy Corp.(a)	20,100	233,877
Crew Energy, Inc.*	4,256	18,901
Delek Group Ltd.	19	4,100
DNO ASA*(a)	32,725	34,245
Enbridge Income Fund Holdings, Inc.	2,145	56,251
Enbridge, Inc.	21,760	924,644
Encana Corp.	26,040	331,754
Enerplus Corp.(a)	18,060	160,687
Eni SpA	62,640	961,947
Etablissements Maurel et Prom*	83,466	382,455
Euronav NV	84,579	658,113
Freehold Royalties Ltd.	6,102	60,470
Galp Energia SGPS SA	9,720	143,070
Gaztransport Et Technigaz SA	14,520	599,347
Gibson Energy, Inc.(a)	1,301	18,910
Hoegh LNG Holdings Ltd.	387	4,316
Husky Energy, Inc.*	10,620	136,767
Idemitsu Kosan Co. Ltd.	4,100	127,288
Imperial Oil Ltd.(a)	6,000	196,878
Inpex Corp.	25,000	246,613
Inter Pipeline Ltd.	7,637	165,305
Itochu Enex Co. Ltd.	36,100	293,738
James Fisher & Sons plc(a)	1,760	33,657
Japan Petroleum Exploration Co. Ltd.	200	4,509
Jerusalem Oil Exploration*	5,716	249,307
JX Holdings, Inc.	104,300	493,450
Kelt Exploration Ltd.*(a)	5,800	27,982
Keyera Corp.	3,752	109,934
Koninklijke Vopak NV	1,430	61,376
Lundin Petroleum AB*	4,170	89,968
MEG Energy Corp.*(a)	7,512	38,950
Naphtha Israel Petroleum Corp. Ltd.*	25,101	167,251
Neste OYJ	4,140	144,334
New Hope Corp. Ltd.	12,694	15,419
New Zealand Refining Co. Ltd. (The)(a)	88,380	174,961
Nippon Gas Co. Ltd.	2,000	57,473
Nostrum Oil & Gas plc*	4,768	28,283
NuVista Energy Ltd.*	6,553	32,721
Oil Refineries Ltd.	38,080	13,404
OMV AG	5,640	197,269
Origin Energy Ltd.	64,980	349,747
Painted Pony Petroleum Ltd.*	2,184	13,100
Paramount Resources Ltd., Class A*	1,255	16,095
Parex Resources, Inc.*	6,710	77,921
Parkland Fuel Corp.	2,365	49,268
Paz Oil Co. Ltd.	140	21,689
Pembina Pipeline Corp.	9,303	288,063
Pengrowth Energy Corp.*(a)	286,680	358,419
Peyto Exploration & Development Corp.(a)	3,575	77,656

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
PrairieSky Royalty Ltd.(a)	4,547	106,373
Raging River Exploration, Inc.*	9,112	66,117
Repsol SA	43,401	640,701
Royal Dutch Shell plc, Class A	188,801	5,100,968
Royal Dutch Shell plc, Class B	136,380	3,837,379
San-Ai Oil Co. Ltd.	36,800	283,743
Santos Ltd.	37,140	112,779
Saras SpA	230,678	356,241
Seven Generations Energy Ltd., Class A*	5,457	108,872
Showa Shell Sekiyu KK	10,200	100,301
Snam SpA	61,092	232,398
Spartan Energy Corp.*	41,284	90,247
Statoil ASA	24,822	462,787
Suncor Energy, Inc.	39,000	1,207,317
TonenGeneral Sekiyu KK	11,000	129,860
TORC Oil & Gas Ltd.	6,024	33,591
TOTAL SA	101,675	5,127,009
Tourmaline Oil Corp.*	3,649	85,141
TransCanada Corp.	18,720	881,473
Tullow Oil plc*	20,401	75,536
Veresen, Inc.(a)	7,831	79,466
Vermilion Energy, Inc.(a)	2,352	96,840
Washington H Soul Pattinson & Co. Ltd.	3,049	36,108
Whitecap Resources, Inc.(a)	10,560	83,913
Whitehaven Coal Ltd.*	24,365	52,531
Woodside Petroleum Ltd.	16,440	393,882
Z Energy Ltd.	8,800	46,972

		36,076,574

Paper & Forest Products - 0.5%
Altri SGPS SA	65,040	285,091
Canfor Corp.*	7,392	80,001
Daiken Corp.	11,200	212,509
Daio Paper Corp.(a)	3,745	42,182
Hokuetsu Kishu Paper Co. Ltd.	4,900	29,816
Holmen AB, Class B	2,035	74,425
Interfor Corp.*	2,970	31,460
KuangChi Science Ltd.*	55,000	20,343
Metsa Board OYJ(a)	6,595	45,115
Mondi plc	15,060	331,762
Munksjo OYJ*(a)	24,300	380,785
Navigator Co. SA (The)	6,520	23,738
Nippon Paper Industries Co. Ltd.	4,700	86,381
Norbord, Inc.	3,136	77,693
Oji Holdings Corp.	30,000	133,244
Semapa-Sociedade de Investimento e Gestao	18,641	264,911
Stella-Jones, Inc.	1,045	32,061
Stora Enso OYJ, Class R	21,663	246,286
UPM-Kymmene OYJ	21,661	491,590
West Fraser Timber Co. Ltd.	2,757	93,976
Western Forest Products, Inc.	250,200	356,949

		3,340,318

Personal Products - 0.8%
Asaleo Care Ltd.	225,561	258,564
Beiersdorf AG	2,220	196,587
Blackmores Ltd.	134	11,749
Ci:z Holdings Co. Ltd.	1,800	52,045
euglena Co. Ltd.*(a)	3,900	40,845
Fancl Corp.	2,500	34,599
Interparfums SA	448	13,605

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Personal Products - (continued)
Kao Corp.	11,400	565,367
Kobayashi Pharmaceutical Co. Ltd.	1,400	62,554
Kose Corp.	700	59,694
L’Oreal SA	5,769	1,049,588
Mandom Corp.	1,300	61,435
Noevir Holdings Co. Ltd.	1,900	66,498
Ontex Group NV	1,029	31,159
Oriflame Holding AG*	1,656	50,239
Pola Orbis Holdings, Inc.(a)	500	47,613
Shiseido Co. Ltd.	12,000	336,629
Unilever NV, CVA	40,567	1,639,425
Unilever plc	30,000	1,218,155

		5,796,350

Pharmaceuticals - 3.8%
ALK-Abello A/S	344	50,737
Almirall SA	2,295	36,955
Astellas Pharma, Inc.	50,600	680,285
AstraZeneca plc	29,558	1,559,619
Bayer AG (Registered)	19,260	2,129,301
Boiron SA	385	35,574
BTG plc*	7,934	53,353
Chugai Pharmaceutical Co. Ltd.	6,500	190,540
COSMO Pharmaceuticals NV	110	18,731
Daiichi Sankyo Co. Ltd.	14,700	329,648
Dechra Pharmaceuticals plc	5,318	97,415
Eisai Co. Ltd.	6,500	358,850
Faes Farma SA	13,581	50,415
Galenica AG (Registered)	111	121,733
GlaxoSmithKline plc	113,820	2,188,049
GW Pharmaceuticals plc*(c)	10,945	101,209
H Lundbeck A/S*	1,320	56,622
Haw Par Corp. Ltd.	3,200	21,874
Hikma Pharmaceuticals plc	3,103	71,207
Hisamitsu Pharmaceutical Co., Inc.	1,900	98,903
Hutchison China MediTech Ltd.*	715	19,812
Indivior plc	25,760	95,768
Ipsen SA	770	59,664
JCR Pharmaceuticals Co. Ltd.	600	14,049
Kaken Pharmaceutical Co. Ltd.	1,600	81,297
Kissei Pharmaceutical Co. Ltd.	1,400	34,286
KYORIN Holdings, Inc.	1,000	21,905
Kyowa Hakko Kirin Co. Ltd.	5,000	67,555
Mayne Pharma Group Ltd.*(a)	59,285	56,708
Merck KGaA	2,940	322,968
Mitsubishi Tanabe Pharma Corp.	4,600	92,306
Mochida Pharmaceutical Co. Ltd.	400	28,745
Nichi-iko Pharmaceutical Co. Ltd.	2,800	40,915
Nippon Shinyaku Co. Ltd.	1,400	72,627
Novartis AG (Registered)	61,140	4,489,756
Novo Nordisk A/S, Class B	43,200	1,553,036
Ono Pharmaceutical Co. Ltd.	12,600	258,156
Orion OYJ, Class A	1,474	68,306
Orion OYJ, Class B	1,450	67,570
Otsuka Holdings Co. Ltd.	13,300	614,228
Recipharm AB, Class B(a)	2,145	30,550
Recordati SpA	2,342	66,591
Roche Holding AG	16,260	3,840,037
Roche Holding AG - BR	720	173,177
Rohto Pharmaceutical Co. Ltd.	1,000	17,366
Sanofi	27,540	2,217,007
Santen Pharmaceutical Co. Ltd.	12,100	152,197
Sawai Pharmaceutical Co. Ltd.	700	36,811

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Seikagaku Corp.	1,800	26,574
Shionogi & Co. Ltd.	7,300	351,788
Sosei Group Corp.*	300	34,883
STADA Arzneimittel AG	2,184	112,100
Sumitomo Dainippon Pharma Co. Ltd.(a)	3,800	64,270
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	118,392
Takeda Pharmaceutical Co. Ltd.	15,600	654,625
Teva Pharmaceutical Industries Ltd.	41,292	1,352,650
Torii Pharmaceutical Co. Ltd.	700	15,539
Towa Pharmaceutical Co. Ltd.	6,400	249,576
Tsumura & Co.	900	26,143
UCB SA	3,001	206,655
United Laboratories International Holdings Ltd. (The)*	130,000	81,257
Valeant Pharmaceuticals International, Inc.*(a)	11,520	158,746
Vectura Group plc*	27,225	44,630
Virbac SA*	281	51,822
ZERIA Pharmaceutical Co. Ltd.	3,100	48,906

		26,442,969

Professional Services - 0.9%
Adecco Group AG (Registered)	6,120	436,700
AF AB, Class B	2,228	44,501
ALS Ltd.	11,071	49,755
Applus Services SA	84,155	960,848
Bertrandt AG	277	27,603
Bureau Veritas SA(a)	6,900	135,118
Capita plc	26,283	165,499
DKSH Holding AG	660	48,801
en-japan, Inc.	1,000	18,130
Experian plc	22,680	436,280
Groupe Crit	2,106	167,761
Hays plc	34,264	65,696
Intertek Group plc	3,720	158,750
Intertrust NV(a)(b)	1,540	28,717
IPH Ltd.(a)	4,648	17,360
McMillan Shakespeare Ltd.	49,845	396,561
Meitec Corp.	2,400	90,500
Morneau Shepell, Inc.	2,428	34,620
Nihon M&A Center, Inc.	1,200	35,017
Nomura Co. Ltd.	3,000	52,312
Outsourcing, Inc.	600	20,226
Pagegroup plc	14,111	76,587
Randstad Holding NV	3,084	179,309
Recruit Holdings Co. Ltd.	9,400	412,907
RELX NV	24,660	416,407
RELX plc	25,585	458,042
SEEK Ltd.	7,421	81,350
SGS SA (Registered)	104	220,523
Stantec, Inc.	3,052	81,652
Synergie SA	4,196	173,404
TechnoPro Holdings, Inc.	1,900	65,738
Teleperformance	1,320	141,383
Temp Holdings Co. Ltd.(a)	5,700	99,038
Wolters Kluwer NV	7,200	275,099
WS Atkins plc	7,269	133,610

		6,205,804

Real Estate Management & Development - 2.7%
ADO Group Ltd.*	8,391	96,495
ADO Properties SA(b)	1,045	37,375

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Aeon Mall Co. Ltd.	7,690	111,960
Africa Israel Properties Ltd.*	8,183	151,756
Airport City Ltd.*	3,579	38,384
Allreal Holding AG (Registered)*	583	88,756
Alrov Properties and Lodgings Ltd.	560	12,745
Altus Group Ltd.	1,760	40,296
Amot Investments Ltd.	14,530	61,329
Atrium European Real Estate Ltd.	102,494	429,769
Atrium Ljungberg AB, Class B	1,034	16,075
Aveo Group	21,223	51,395
Azrieli Group Ltd.	639	29,177
Bayside Land Corp.	144	53,020
Big Shopping Centers Ltd.	2,146	143,788
Blue Square Real Estate Ltd.	336	13,299
BUWOG AG*	1,760	41,997
CA Immobilien Anlagen AG*	1,760	34,684
Capital & Counties Properties plc	16,280	55,711
CapitaLand Ltd.(a)	60,000	140,119
Castellum AB	9,855	135,848
Cheung Kong Property Holdings Ltd.	120,000	794,912
Chinese Estates Holdings Ltd.	14,000	22,084
City Developments Ltd.	13,300	87,137
Citycon OYJ*	17,169	42,713
CLS Holdings plc*(a)	1,424	28,611
Colliers International Group, Inc.	1,540	56,285
D Carnegie & Co. AB*	5,768	72,582
Daejan Holdings plc(a)	5,803	462,138
Daibiru Corp.	400	3,642
Daikyo, Inc.	2,000	4,122
Daito Trust Construction Co. Ltd.	1,700	238,445
Daiwa House Industry Co. Ltd.	27,000	734,870
Deutsche EuroShop AG	1,157	48,083
Deutsche Wohnen AG	7,920	257,973
Emperor International Holdings Ltd.	540,000	127,356
Fabege AB	3,190	54,410
Far East Consortium International Ltd.	695,222	301,945
Fastighets AB Balder, Class B*	2,530	51,835
FastPartner AB	280	3,972
First Capital Realty, Inc.	1,846	29,309
FirstService Corp.	1,780	88,676
Gateway Lifestyle	15,070	23,224
Gazit-Globe Ltd.	3,940	36,848
Global Logistic Properties Ltd.	70,000	129,188
Goldcrest Co. Ltd.	13,000	231,650
Grainger plc	22,537	67,595
Great Eagle Holdings Ltd.	8,424	38,378
GuocoLand Ltd.	8,800	11,462
Hang Lung Group Ltd.	19,000	73,092
Hang Lung Properties Ltd.	54,000	133,619
Heiwa Real Estate Co. Ltd.	21,600	301,623
Hemfosa Fastigheter AB	10,627	98,288
Henderson Land Development Co. Ltd.	23,772	131,891
Hiag Immobilien Holding AG*	112	11,942
HKR International Ltd.*	497,600	250,745
Ho Bee Land Ltd.	123,100	193,982
Hufvudstaden AB, Class A	2,640	42,099
Hulic Co. Ltd.	8,800	86,143
Hysan Development Co. Ltd.	19,000	86,927
IMMOFINANZ AG*(a)	18,810	34,517
Inmobiliaria Colonial SA	3,696	27,145

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Intershop Holding AG	55	27,929
Jeudan A/S*	112	11,327
K Wah International Holdings Ltd.	751,851	376,926
Kenedix, Inc.	6,700	25,175
Kennedy Wilson Europe Real Estate plc(a)	67,680	807,205
Kerry Properties Ltd.(a)	39,000	110,828
Klovern AB, Class B(a)	314,760	331,806
Kowloon Development Co. Ltd.	201,000	189,619
Kungsleden AB(a)	100,020	644,748
Lai Sun Development Co. Ltd.	6,360,000	136,883
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	143,500	59,365
LEG Immobilien AG*	1,400	109,933
LendLease Group	20,820	222,700
Leopalace21 Corp.	7,900	45,474
Market Tech Holdings Ltd.*(a)	3,248	5,241
Melisron Ltd.	817	37,434
Mitsubishi Estate Co. Ltd.	29,382	564,411
Mitsui Fudosan Co. Ltd.	22,000	511,330
Mobimo Holding AG (Registered)*	252	66,154
Morguard Corp.	3,300	438,144
New World Development Co. Ltd.	140,639	163,126
Nexity SA*	1,545	75,904
Nomura Real Estate Holdings, Inc.	5,800	100,209
Norstar Holdings, Inc.	11,019	190,895
NTT Urban Development Corp.	3,200	28,255
Open House Co. Ltd.	19,200	450,601
Oxley Holdings Ltd.	283,100	93,442
PATRIZIA Immobilien AG*	1,875	30,141
Perennial Real Estate Holdings Ltd.	274,300	146,029
Property & Building Corp. Ltd.	1,718	137,230
PSP Swiss Property AG (Registered)	817	73,576
Relo Group, Inc.	227	33,432
S IMMO AG*	3,095	35,889
Sagax AB, Class B	4,852	44,098
Savills plc	87,720	855,846
Servcorp Ltd.	3,080	14,731
Sinarmas Land Ltd.	65,600	20,954
Sino Land Co. Ltd.	137,233	228,151
Sponda OYJ	8,195	37,303
St Modwen Properties plc	7,585	30,413
Sumitomo Real Estate Sales Co. Ltd.	1,100	25,132
Sumitomo Realty & Development Co. Ltd.	10,000	272,174
Summit Real Estate Holdings Ltd.*	27,660	146,854
Sun Hung Kai Properties Ltd.	34,435	476,627
Swire Pacific Ltd., Class A	16,000	163,210
Swire Pacific Ltd., Class B	42,500	75,038
Swire Properties Ltd.	20,400	57,577
Swiss Prime Site AG (Registered)*	1,704	142,144
TAG Immobilien AG	7,460	100,695
TAI Cheung Holdings Ltd.	240,000	218,987
Takara Leben Co. Ltd.(a)	52,436	294,378
TLG Immobilien AG	2,475	47,022
TOC Co. Ltd.	2,600	20,624
Tokyo Tatemono Co. Ltd.	7,000	93,147
Tokyu Fudosan Holdings Corp.	25,400	149,140
Tricon Capital Group, Inc.	5,225	38,874
UNITE Group plc (The)	9,625	71,021
United Industrial Corp. Ltd.	5,600	11,249

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Unizo Holdings Co. Ltd.	13,300	380,422
UOL Group Ltd.	26,389	119,320
Victoria Park AB, Class A(a)	3,808	9,758
Vonovia SE	10,380	339,559
Wallenstam AB, Class B	5,225	41,063
Wang On Properties Ltd.*	76,000	11,362
Wharf Holdings Ltd. (The)	48,000	362,195
Wheelock & Co. Ltd.	24,000	146,456
Wihlborgs Fastigheter AB	4,169	79,645
Wing Tai Holdings Ltd.	59,200	72,907

		18,784,873

Road & Rail - 1.6%
Aurizon Holdings Ltd.	1,177	4,477
Canadian National Railway Co.	18,060	1,252,806
Canadian Pacific Railway Ltd.	3,240	489,100
Central Japan Railway Co.	7,800	1,265,876
ComfortDelGro Corp. Ltd.	36,000	61,584
DSV A/S	4,440	215,748
East Japan Railway Co.	8,900	808,768
Europcar Groupe SA*(b)	3,289	34,833
Firstgroup plc*(a)	783,720	1,024,452
Fukuyama Transporting Co. Ltd.(a)	5,000	27,626
Go-Ahead Group plc	25,336	714,961
Hankyu Hanshin Holdings, Inc.	5,400	183,718
Hitachi Transport System Ltd.	2,700	55,475
Keikyu Corp.	10,000	117,699
Keio Corp.	14,000	115,408
Keisei Electric Railway Co. Ltd.	3,500	83,011
Kintetsu Group Holdings Co. Ltd.	66,000	254,444
MTR Corp. Ltd.	32,174	164,201
Nagoya Railroad Co. Ltd.	29,000	143,229
Nankai Electric Railway Co. Ltd.	15,000	74,484
National Express Group plc	17,820	75,845
Nikkon Holdings Co. Ltd.	2,600	54,090
Nippon Express Co. Ltd.	29,000	154,306
Nishi-Nippon Railroad Co. Ltd.	5,000	22,207
Nobina AB(b)	4,965	30,671
Odakyu Electric Railway Co. Ltd.	7,000	139,098
Sakai Moving Service Co. Ltd.(a)	6,000	160,160
Sankyu, Inc.	11,669	74,010
Seino Holdings Co. Ltd.	7,500	86,942
Senko Co. Ltd.	84,400	543,549
Sixt SE(a)	550	28,566
Sixt SE (Preference)	238	9,753
Sotetsu Holdings, Inc.	15,000	76,083
Stagecoach Group plc(a)	302,264	795,542
Stef SA	2,280	196,307
TFI International, Inc.	2,300	62,133
Tobu Railway Co. Ltd.	20,000	101,799
Tokyu Corp.	23,000	169,780
Trancom Co. Ltd.	600	29,047
Transport International Holdings Ltd.	154,400	453,687
VTG AG	749	24,890
West Japan Railway Co.	6,900	451,113

		10,831,478

Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp.	2,300	43,129
ams AG	3,835	131,967
ASM International NV	677	33,363
ASM Pacific Technology Ltd.(a)	5,000	60,894
ASML Holding NV	10,519	1,277,750
BE Semiconductor Industries NV	1,050	37,923

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Dialog Semiconductor plc*	2,800	129,965
Disco Corp.	800	102,616
Infineon Technologies AG	26,160	480,326
Melexis NV	495	37,189
Micronics Japan Co. Ltd.	1,800	17,812
Nordic Semiconductor ASA*(a)	8,723	36,895
NuFlare Technology, Inc.	2,600	166,520
Renesas Electronics Corp.*(a)	4,200	37,980
Rohm Co. Ltd.	2,200	141,488
SCREEN Holdings Co. Ltd.	1,800	113,045
Shindengen Electric Manufacturing Co. Ltd.	60,000	222,252
Shinko Electric Industries Co. Ltd.	5,800	44,257
STMicroelectronics NV	19,560	257,784
Sumco Corp.(a)	4,100	64,500
Tokyo Electron Ltd.	3,600	374,470
Tokyo Seimitsu Co. Ltd.	1,400	46,014
Tower Semiconductor Ltd.*	3,423	73,194
u-blox Holding AG*(a)	274	49,490
Ulvac, Inc.	1,100	39,134

		4,019,957

Software - 0.8%
Altium Ltd.	4,015	24,597
AVEVA Group plc	2,695	64,658
Capcom Co. Ltd.	1,300	27,622
COLOPL, Inc.	1,000	8,679
Computer Modelling Group Ltd.	3,504	25,183
Constellation Software, Inc.	484	218,187
Dassault Systemes SE	3,180	246,337
Descartes Systems Group, Inc. (The)*	4,000	87,164
Enghouse Systems Ltd.	825	32,196
Fidessa Group plc	1,560	45,141
Fuji Soft, Inc.	1,600	39,440
Gemalto NV	1,792	104,112
GungHo Online Entertainment, Inc.	12,100	26,334
Hansen Technologies Ltd.	2,576	7,549
IGG, Inc.	75,000	56,255
Industrial & Financial Systems, Class B(c)	588	26,670
Justsystems Corp.	5,600	61,733
Kinaxis, Inc.*	936	47,161
Koei Tecmo Holdings Co. Ltd.	1,440	24,508
Konami Holdings Corp.	2,200	88,332
LINE Corp.*(a)	900	28,981
Micro Focus International plc	4,476	120,790
Nemetschek SE	770	39,344
Nexon Co. Ltd.	2,100	32,123
Nice Ltd.	1,452	101,567
Nintendo Co. Ltd.	2,700	554,510
NSD Co. Ltd.	880	13,758
Open Text Corp.	6,278	214,475
Oracle Corp. Japan	800	44,912
Paradox Interactive AB*	952	5,690
Playtech plc	6,010	62,682
Pushpay Holdings Ltd.*	7,504	8,143
Rentian Technology Holdings Ltd.*	2,400,000	137,640
Sage Group plc (The)	26,400	203,601
SAP SE	22,460	2,054,184
Silverlake Axis Ltd.	56,400	23,220
SimCorp A/S	1,868	95,710
Software AG	1,320	47,553
Sophos Group plc(a)(b)	11,880	40,983

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Square Enix Holdings Co. Ltd.	1,800	51,646
Starbreeze AB*	4,536	8,354
Systena Corp.	1,300	20,913
Technology One Ltd.	8,800	34,405
Temenos Group AG (Registered)*	1,377	100,072
Trend Micro, Inc.	2,500	97,380
Ubisoft Entertainment SA*	2,091	68,741
Vista Group International Ltd.*	2,744	11,267
Xero Ltd.*	1,674	23,197

		5,507,699

Specialty Retail - 1.9%
ABC-Mart, Inc.(a)	400	23,309
Adastria Co. Ltd.	900	24,224
Alpen Co. Ltd.	2,500	44,748
AOKI Holdings, Inc.	28,100	355,197
Aoyama Trading Co. Ltd.	1,300	45,960
AP Eagers Ltd.	1,953	14,263
Arcland Sakamoto Co. Ltd.	21,500	264,131
Autobacs Seven Co. Ltd.	1,400	21,763
Automotive Holdings Group Ltd.	169,043	501,766
BCA Marketplace plc	35,365	83,535
Bic Camera, Inc.	4,100	38,423
Bilia AB, Class A	1,642	39,446
Card Factory plc	11,627	36,526
Chiyoda Co. Ltd.	2,800	66,434
Chow Sang Sang Holdings International Ltd.(a)	261,000	498,498
Chow Tai Fook Jewellery Group Ltd.	16,000	13,651
Clas Ohlson AB, Class B	3,046	48,086
DCM Holdings Co. Ltd.(a)	74,000	665,885
Delek Automotive Systems Ltd.	23,491	215,641
Dixons Carphone plc	37,080	147,368
Dufry AG (Registered)*	715	101,967
Dunelm Group plc	2,584	22,106
EDION Corp.(a)	56,500	543,544
Esprit Holdings Ltd.*	42,000	32,856
Fast Retailing Co. Ltd.	1,400	442,478
Fenix Outdoor International AG	366	30,690
Fielmann AG(a)	603	42,123
Geo Holdings Corp.	22,400	259,667
Giordano International Ltd.	110,000	59,683
GrandVision NV(b)	1,265	30,172
Greencross Ltd.(a)	5,753	28,781
Groupe Fnac SA*	751	48,696
Halfords Group plc(a)	131,704	599,822
Hennes & Mauritz AB, Class B(a)	22,560	645,191
Hikari Tsushin, Inc.	600	55,057
Hornbach Baumarkt AG	4,583	141,602
Hornbach Holding AG & Co. KGaA	5,700	387,463
IDOM, Inc.	42,000	275,710
Industria de Diseno Textil SA	26,280	867,218
JB Hi-Fi Ltd.	4,687	98,382
JD Sports Fashion plc(a)	8,615	37,642
Jin Co. Ltd.	900	45,809
Joshin Denki Co. Ltd.	32,000	298,752
Joyful Honda Co. Ltd.	4,200	116,402
Kingfisher plc	53,820	227,644
Kohnan Shoji Co. Ltd.	18,000	336,416
Komeri Co. Ltd.	1,000	23,638
K’s Holdings Corp.(a)	3,000	54,284
Leon’s Furniture Ltd.	1,650	24,135
L’Occitane International SA	8,750	17,276

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Luk Fook Holdings International Ltd.	16,672	49,096
Maisons du Monde SA*(b)	1,904	53,756
Mekonomen AB	15,000	320,879
Nafco Co. Ltd.	12,000	193,471
Nitori Holdings Co. Ltd.	1,800	201,786
Nojima Corp.	24,000	264,997
PAL GROUP Holdings Co. Ltd.	7,700	197,057
Pets at Home Group plc(a)	254,051	639,243
Premier Investments Ltd.	2,860	28,008
RCG Corp. Ltd.(a)	15,344	15,900
Sa Sa International Holdings Ltd.	189,155	75,571
Sanrio Co. Ltd.	1,200	23,643
Shimachu Co. Ltd.	1,400	34,361
Shimamura Co. Ltd.	500	65,690
Sleep Country Canada Holdings, Inc.(b)	952	20,796
Sports Direct International plc*	10,120	36,159
Super Retail Group Ltd.	6,270	46,361
SuperGroup plc	2,592	48,850
T-Gaia Corp.	12,800	210,349
United Arrows Ltd.	15,400	436,385
USS Co. Ltd.	6,200	109,102
Valora Holding AG (Registered)	109	36,569
Vita Group Ltd.	5,656	13,654
VT Holdings Co. Ltd.	54,700	266,758
WH Smith plc	2,633	53,995
Xebio Holdings Co. Ltd.	17,000	254,906
Yamada Denki Co. Ltd.(a)	32,700	180,674
Yellow Hat Ltd.	12,100	278,061

		13,200,137

Technology Hardware, Storage & Peripherals - 0.7%
BlackBerry Ltd.*	8,855	62,350
Brother Industries Ltd.	12,300	228,136
Canon, Inc.	43,300	1,286,596
Eizo Corp.	13,400	378,521
Elecom Co. Ltd.	5,600	95,360
FUJIFILM Holdings Corp.	12,000	466,356
Hitachi Maxell Ltd.	24,400	494,611
Japan Digital Laboratory Co. Ltd.	500	10,726
Konica Minolta, Inc.	20,200	210,299
Logitech International SA (Registered)	3,669	105,057
Melco Holdings, Inc.	6,000	172,951
NEC Corp.	96,000	222,572
Neopost SA	22,380	739,852
Ricoh Co. Ltd.	30,600	274,265
Riso Kagaku Corp.	1,700	30,413
Seiko Epson Corp.	12,200	252,616
Tobii AB*	2,408	17,767
Toshiba TEC Corp.*	19,000	104,304
Wacom Co. Ltd.	5,500	16,758

		5,169,510

Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	4,860	764,983
Asics Corp.	3,500	68,430
Brunello Cucinelli SpA(a)	2,164	48,924
Burberry Group plc	9,840	203,027
Christian Dior SE	1,267	272,138
Cie Financiere Richemont SA (Registered)	12,420	965,552
Delta-Galil Industries Ltd.	5,400	172,020
Descente Ltd.	2,800	31,936

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Gildan Activewear, Inc.	5,760	150,390
Global Brands Group Holding Ltd.*	3,778,000	477,159
Goldwin, Inc.	300	13,884
Gunze Ltd.	2,000	6,911
HengTen Networks Group Ltd.*	224,000	6,380
Hermes International	480	208,765
HUGO BOSS AG	1,590	101,896
Japan Wool Textile Co. Ltd. (The)	45,800	360,053
Kering(a)	1,620	385,512
Kurabo Industries Ltd.	144,000	300,600
Li & Fung Ltd.(a)	230,000	100,189
Luxottica Group SpA	3,240	173,988
LVMH Moet Hennessy Louis Vuitton SE	6,444	1,299,488
Moncler SpA	3,061	58,883
Onward Holdings Co. Ltd.	6,000	44,450
OVS SpA(b)	84,392	471,061
Pacific Textiles Holdings Ltd.	12,000	13,269
Pandora A/S	2,760	361,554
Puma SE	13	3,955
Regina Miracle International Holdings Ltd.(b)	20,000	15,800
Salvatore Ferragamo SpA(a)	939	24,811
Samsonite International SA	27,300	86,199
Season Pacific Holdings Ltd.*	11,000	17,579
Seiko Holdings Corp.	87,000	316,855
Seiren Co. Ltd.	39,300	488,392
Stella International Holdings Ltd.	344,000	525,797
Swatch Group AG (The)	600	212,548
Swatch Group AG (The) (Registered)	2,301	160,925
Ted Baker plc	1,265	45,230
Texwinca Holdings Ltd.	488,000	313,201
Tod’s SpA	474	34,193
TSI Holdings Co. Ltd.*	4,800	34,452
Wacoal Holdings Corp.	3,000	36,536
Yondoshi Holdings, Inc.	1,400	30,867
Yue Yuen Industrial Holdings Ltd.	40,500	148,234

		9,557,016

Thrifts & Mortgage Finance - 0.6%
Aareal Bank AG	3,600	139,086
Deutsche Pfandbriefbank AG(b)	69,360	705,424
Equitable Group, Inc.(a)	6,817	310,850
First National Financial Corp.	9,616	213,304
Genworth MI Canada, Inc.(a)	1,672	41,846
Genworth Mortgage Insurance Australia Ltd.(a)	157,920	399,217
Home Capital Group, Inc.(a)	38,688	882,220
OneSavings Bank plc(a)	72,300	308,084
Paragon Group of Cos. plc (The)	181,020	919,619

		3,919,650

Tobacco - 0.8%
British American Tobacco plc	43,380	2,673,970
Imperial Brands plc	22,260	1,028,775
Japan Tobacco, Inc.	26,000	840,684
Scandinavian Tobacco Group A/S(b)	37,380	642,572
Swedish Match AB	3,472	113,038

		5,299,039

Trading Companies & Distributors - 2.1%
AddTech AB, Class B	4,329	74,778
Advan Co. Ltd.	14,000	136,798
Ashtead Group plc	11,760	237,612
B&B Tools AB, Class B	2,219	50,896

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
BayWa AG	605	20,540
Beijer Ref AB	1,265	30,679
BEP International Holdings Ltd.	760,000	44,076
Brenntag AG	3,606	209,425
Bunzl plc	7,260	190,805
Cramo OYJ	23,460	584,392
Digital Domain Holdings Ltd.*	560,000	32,116
Diploma plc(a)	5,245	66,977
Finning International, Inc.	3,355	67,782
Grafton Group plc	136,915	1,005,956
Hanwa Co. Ltd.	135,000	924,584
Howden Joinery Group plc	13,944	66,207
IMCD Group NV	2,440	109,616
Inaba Denki Sangyo Co. Ltd.	1,000	35,576
Inabata & Co. Ltd.	28,600	327,474
Indutrade AB	2,198	44,581
ITOCHU Corp.	61,200	845,900
Iwatani Corp.	10,992	61,514
Japan Pulp & Paper Co. Ltd.	69,000	224,943
Kanamoto Co. Ltd.	25,123	657,226
Kanematsu Corp.	274,000	484,353
Kloeckner & Co. SE*	4,180	54,479
Kuroda Electric Co. Ltd.	22,700	469,829
Marubeni Corp.	69,000	421,447
MISUMI Group, Inc.	8,100	151,819
Mitani Corp.	10,100	293,378
Mitsubishi Corp.	66,600	1,508,298
Mitsui & Co. Ltd.	72,800	1,071,225
MonotaRO Co. Ltd.(a)	800	21,063
Nagase & Co. Ltd.	4,900	67,423
Nishio Rent All Co. Ltd.	13,100	375,283
Noble Group Ltd.*	316,300	38,392
Ramirent OYJ	44,423	331,255
Reece Ltd.	1,100	37,185
Rexel SA	11,880	206,767
Richelieu Hardware Ltd.	1,272	26,586
Russel Metals, Inc.	5,264	109,015
Seven Group Holdings Ltd.(a)	10,640	59,045
SIG plc(a)	379,645	491,005
Sojitz Corp.	52,500	135,710
Sumitomo Corp.	50,300	632,688
Toromont Industries Ltd.	1,650	53,344
Toyota Tsusho Corp.	12,900	356,376
Travis Perkins plc	8,700	159,038
Wolseley plc	5,880	363,002
Yamazen Corp.	62,200	534,287

		14,502,745

Transportation Infrastructure - 0.4%
Abertis Infraestructuras SA	11,220	160,602
Aena SA(b)	1,877	272,525
Aeroports de Paris(a)	715	79,356
Ansaldo STS SpA	2,145	27,122
ASTM SpA	23,220	263,736
Atlantia SpA	9,903	225,281
Auckland International Airport Ltd.	20,240	101,505
BBA Aviation plc	32,469	114,174
Enav SpA*(b)	8,877	31,083
Flughafen Wien AG	468	13,226
Flughafen Zuerich AG (Registered)	385	75,743
Fraport AG Frankfurt Airport Services Worldwide	880	52,553
Groupe Eurotunnel SE (Registered)	13,260	123,339

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Hamburger Hafen und Logistik AG	605	12,321
Hong Kong Aircraft Engineering Co. Ltd.	2,800	19,306
Hutchison Port Holdings Trust(a)	122,400	52,020
Japan Airport Terminal Co. Ltd.(a)	1,100	39,574
Kamigumi Co. Ltd.	6,000	58,521
Macquarie Atlas Roads Group	9,777	37,259
Mitsubishi Logistics Corp.	4,000	57,064
Port of Tauranga Ltd.	5,225	16,052
Qube Holdings Ltd.	17,793	31,067
SATS Ltd.	19,000	71,210
SAVE SpA	752	15,165
SIA Engineering Co. Ltd.	5,000	12,386
Societa Iniziative Autostradali e Servizi SpA	4,167	33,932
Sumitomo Warehouse Co. Ltd. (The)	97,000	523,882
Sydney Airport	26,100	115,911
Transurban Group	47,820	370,286
Westshore Terminals Investment Corp.	5,020	98,225

		3,104,426

Water Utilities - 0.1%
Pennon Group plc	9,296	92,744
Severn Trent plc	5,583	159,444
United Utilities Group plc	17,461	201,444

		453,632

Wireless Telecommunication Services - 1.1%
Cellcom Israel Ltd.*	5,408	56,937
Drillisch AG(a)	979	45,304
Freenet AG	3,107	93,211
KDDI Corp.	43,900	1,181,586
M1 Ltd.(a)	7,000	9,987
Millicom International Cellular SA, SDR	1,492	73,835
NTT DOCOMO, Inc.	32,300	776,549
Okinawa Cellular Telephone Co.	7,500	236,842
Orange Belgium SA*	1,320	29,800
Partner Communications Co. Ltd.*	3,024	17,733
Rogers Communications, Inc., Class B	8,280	358,509
SmarTone Telecommunications Holdings Ltd.	17,740	24,463
SoftBank Group Corp.	36,341	2,808,821
StarHub Ltd.(a)	20,200	42,585
Tele2 AB, Class B(a)	8,165	72,061
Vodafone Group plc	619,560	1,514,897

		7,343,120

TOTAL COMMON STOCKS (Cost $671,221,670)		692,545,111

CLOSED END FUNDS - 0.2%
Capital Markets - 0.2%
HBM Healthcare Investments AG Class A*	4,200	448,267
Tetragon Financial Group Ltd.	88,980	1,130,046

		1,578,313

Real Estate Management & Development - 0.0%(d)
UK Commercial Property Trust Ltd.(a)	23,527	24,878

TOTAL CLOSED END FUNDS (Cost $1,378,741)		1,603,191

Investments	No. of Rights	Value ($)
RIGHTS - 0.0%(d)
Banks - 0.0%(d)
Banco Comercial Portugues SA, expiring 2/2/2017, price 0.09 EUR*(a)(c)	391,621	245,470

Capital Markets - 0.0%(d)
Mason Financial Holdings Ltd., expiring 2/1/2017, price 0.13 HKD*(c)	277,143	357

Commercial Services & Supplies - 0.0%(d)
Elis SA, expiring 2/3/2017, price 12.55 EUR*	5,681	5,851

Construction & Engineering - 0.0%(d)
ACS Actividades de Construccion y Servicios SA, expiring 2/3/2017*	8,102	3,643

TOTAL RIGHTS (Cost $482,163)		255,321

	Shares
SHORT-TERM INVESTMENT - 0.0%(d)
INVESTMENT COMPANY - 0.0%(d)
OceanaGold Corp. (Cost $3,133)	1,000	3,467

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(e) - 1.3%
CERTIFICATES OF DEPOSIT - 0.5%
Bank of Montreal, Chicago
1.08%, 3/17/2017	500,000	500,000
Bank of Nova Scotia, Houston
1.23%, 4/12/2017	500,000	500,372
KBC Bank NV, Brussels
1.17%, 4/4/2017	500,000	499,205
Landesbank Baden-Wurttemberg, London
1.04%, 2/9/2017	500,000	499,885
Toronto Dominion, New York
1.20%, 6/1/2017	500,000	500,793
Wells Fargo Bank (San Francisco) NA
1.27%, 7/27/2017	250,000	250,234
Westpac Banking Corp., New York
1.05%, 3/17/2017	500,000	500,037

TOTAL CERTIFICATES OF DEPOSIT (Cost $3,249,475)		3,250,526

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - (continued)
COMMERCIAL PAPER - 0.2%
Macquarie Bank Ltd.
1.16%, 3/15/2017	500,000	499,323
Suncorp Metway Ltd.
0.96%, 2/23/2017	500,000	499,707
United Overseas Bank Ltd.
0.96%, 2/21/2017	500,000	499,733

TOTAL COMMERCIAL PAPER (Cost $1,498,763)		1,498,763

MASTER DEMAND NOTE - 0.1%
Natixis Financial Products LLC
0.91%, 2/1/2017 (Cost $500,000)	500,000	500,000

REPURCHASE AGREEMENTS - 0.5%
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $1,352,354, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $1,379,379	1,352,332	1,352,332
Deutsche Bank AG, London Branch, 1.05%, dated 1/31/2017, due 2/1/2017, repurchase price $1,000,029, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.75%, maturing 3/30/2017 - 2/15/2046; Common Stocks; total market value $1,111,193	1,000,000	1,000,000
Mizuho Securities USA, Inc., 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $200,003, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 1.75%, maturing 2/15/2017 - 12/31/2020; total market value $204,000	200,000	200,000
Societe Generale, New York Branch, 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $1,000,015, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 3.94%, maturing 4/20/2046 - 9/15/2057; U.S. Treasury Securities, 1.75%, maturing 12/31/2020; total market value $1,020,000	1,000,000	1,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,552,332)		3,552,332

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $8,800,570)		8,801,621

Total Investments — 100.8% (Cost $681,886,277)		703,208,711
Liabilities Less Other Assets — (0.8%)		(5,835,259)

Net assets — 100.0%		697,373,452

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $39,251,905, collateralized in the form of cash with a value of $8,805,784 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,650,336 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 2/9/2017 – 8/15/2045 and $27,480,006 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from 2/13/2017 – 7/22/2068; a total value of $41,936,126.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Security fair valued as of 1/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 1/31/2017 amounted to $723,453, which represents approximately 0.10% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $8,801,621.

Percentages shown are based on Net Assets.

Abbreviations

CDI	CHESS Depositary Interest
CVA	Dutch Certification
DI	Depositary Interest
EUR	Euro
FDR	Fiduciary Depositary Receipt
HKD	Hong Kong Dollar
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,819,204
Aggregate gross unrealized depreciation	(45,370,446)

Net unrealized appreciation	$17,448,758

Federal income tax cost of investments	$685,759,953

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
EURO STOXX 50® Index Futures Contracts	21	03/17/2017	$733,947	$6,411
FTSE 100® Index Futures Contracts	5	03/17/2017	443,197	8,433
Nikkei 225 SGX Index Futures Contracts	7	03/09/2017	590,406	17,549
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	03/16/2017	278,397	1,079
SPI 200® Index Futures Contracts	3	03/16/2017	316,281	848

				$34,320

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
AUD	57,892	Morgan Stanley	USD	41,910	03/15/2017	$1,997
CAD	348,841	Goldman Sachs & Co.	USD	260,974	03/15/2017	6,701
CHF	316,811	Societe Generale	USD	320,000	03/15/2017	1,817
EUR	801,239	Societe Generale	USD	839,844	03/15/2017	27,518
EUR	113,123	Toronto-Dominion Bank (The)	USD	120,000	03/15/2017	2,458
GBP	465,173	Citibank NA	USD	577,708	03/15/2017	8,022
JPY	139,671,095	Toronto-Dominion Bank (The)	USD	1,200,000	03/15/2017	42,396
JPY	45,719,320	Goldman Sachs & Co.	USD	400,000	03/15/2017	6,680
USD	100,000	Toronto-Dominion Bank (The)	CAD	133,841	03/15/2017	(2,699)
USD	180,000	JPMorgan Chase Bank	CAD	239,409	03/15/2017	(3,705)
USD	120,000	Goldman Sachs & Co.	CHF	119,512	03/15/2017	(1,400)
USD	207,586	Morgan Stanley	CHF	211,999	03/15/2017	(7,762)
USD	440,000	Morgan Stanley	EUR	408,558	03/15/2017	(2,275)
USD	680,000	Toronto-Dominion Bank (The)	EUR	648,982	03/15/2017	(22,540)
USD	390,000	Toronto-Dominion Bank (The)	GBP	314,441	03/15/2017	(5,934)
USD	560,000	Toronto-Dominion Bank (The)	JPY	64,173,480	03/15/2017	(10,833)
USD	697,960	Morgan Stanley	JPY	81,277,070	03/15/2017	(25,012)
USD	2,652	Morgan Stanley	SGD	3,828	03/15/2017	(66)

						$15,363

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

SGD — Singapore Dollar

USD — US Dollar

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2017:

Australia	6.0%
Austria	0.4
Belgium	1.0
Canada	9.0
Denmark	1.3
Finland	1.0
France	7.1
Germany	6.1
Hong Kong	2.9
Ireland	0.5
Israel	1.0
Italy	2.2
Japan	29.0
Netherlands	2.7
New Zealand	0.3
Norway	1.1
Portugal	0.3
Singapore	1.5
Spain	2.7
Sweden	2.5
Switzerland	5.3
United Kingdom	15.6
Other[1]	0.5

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.3%
Aselsan Elektronik Sanayi ve Ticaret A/S	3,290	11,904
AviChina Industry & Technology Co. Ltd., Class H(a)	60,000	44,230
Bharat Electronics Ltd.	1,566	35,546
Embraer SA*	48,300	276,399
Hanwha Techwin Co. Ltd.*	1,587	56,947
Korea Aerospace Industries Ltd.	2,220	118,441
S&T Dynamics Co. Ltd.*	18,837	145,561
United Aircraft Corp. PJSC* ^	25,155,036	231,448

		920,476

Air Freight & Logistics - 0.3%
Blue Dart Express Ltd.	60	3,851
Hanjin Transportation Co. Ltd.	866	21,201
Hyundai Glovis Co. Ltd.	828	110,794
Kerry TJ Logistics Co. Ltd.	14,000	19,786
Sinotrans Ltd., Class H	2,139,000	893,162

		1,048,794

Airlines - 0.6%
Aegean Airlines SA	29,532	211,598
Aeroflot PJSC*	40,917	118,571
Air Arabia PJSC	99,682	37,453
Air China Ltd., Class H	138,000	99,596
AirAsia Bhd.	136,200	78,409
Asiana Airlines, Inc.*	4,720	17,018
Bangkok Airways PCL, NVDR	3,600	2,249
Cebu Air, Inc.	203,550	388,367
China Airlines Ltd.	142,000	42,583
China Eastern Airlines Corp. Ltd., Class H	74,000	37,480
China Southern Airlines Co. Ltd., Class H(a)	78,000	45,035
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	36,100	49,192
Eva Airways Corp.	138,000	66,477
Garuda Indonesia Persero Tbk. PT*	240,716	6,093
Grupo Aeromexico SAB de CV*	27,600	51,821
Hanjin Kal Corp.*	1,808	23,726
Jet Airways India Ltd.*	24,128	143,303
Korean Air Lines Co. Ltd.*	2,622	59,453
Latam Airlines Group SA*	14,766	136,278
SpiceJet Ltd.*	137,517	131,446
Thai Airways International PCL, NVDR*	56,620	34,574
Turk Hava Yollari AO*	40,044	58,761

		1,839,483

Auto Components - 2.3%
Actron Technology Corp.	7,000	24,565
Apollo Tyres Ltd.	7,111	18,908
Balkrishna Industries Ltd.	1,380	22,818
Bharat Forge Ltd.	2,829	38,860
Bosch Ltd.	276	90,030
Ceat Ltd.	18,078	311,386
Chaowei Power Holdings Ltd.	690,000	572,677
Cheng Shin Rubber Industry Co. Ltd.	80,400	159,538

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Auto Components - (continued)
Cub Elecparts, Inc.	1,263	9,952
Depo Auto Parts Ind Co. Ltd.	98,000	261,054
Dong Ah Tire & Rubber Co. Ltd.	823	17,988
Exide Industries Ltd.	15,469	44,985
Fuyao Glass Industry Group Co. Ltd., Class H(b)	29,600	87,930
Halla Holdings Corp.	8,349	433,938
Hankook Tire Co. Ltd.	4,996	243,330
Hanon Systems	8,718	68,193
Hiroca Holdings Ltd.	8,000	23,148
Hota Industrial Manufacturing Co. Ltd.	4,537	18,744
Hu Lane Associate, Inc.	8,000	37,517
Hyundai Mobis Co. Ltd.	4,968	1,034,555
Hyundai Wia Corp.	863	47,973
Iron Force Industrial Co. Ltd.	3,060	17,328
Kenda Rubber Industrial Co. Ltd.	29,307	44,878
Korea Autoglass Corp.	6,348	89,039
Kumho Tire Co., Inc.*	6,046	42,454
Macauto Industrial Co. Ltd.	5,000	29,190
Mahindra CIE Automotive Ltd.*	6,379	17,987
Mahle-Metal Leve SA	6,900	46,659
Mando Corp.	207	44,531
Minth Group Ltd.	20,000	64,954
Motherson Sumi Systems Ltd.	17,337	84,800
Nan Kang Rubber Tire Co. Ltd.	25,000	23,608
Nemak SAB de CV(a)(b)	24,800	23,151
Nexen Corp.	18,995	131,090
Nexen Tire Corp.	1,812	20,504
Nexteer Automotive Group Ltd.	15,000	18,674
Rassini SAB de CV	3,402	12,613
S&T Motiv Co. Ltd.	9,246	362,409
Sanok Rubber Co. SA	2,092	31,341
Sebang Global Battery Co. Ltd.	5,339	159,191
Seoyon E-Hwa Co. Ltd.	12,420	164,588
SL Corp.	12,558	251,787
Sri Trang Agro-Industry PCL, NVDR	641,700	451,978
Sungwoo Hitech Co. Ltd.	33,051	210,462
Tianneng Power International Ltd.(a)	690,000	610,025
Tong Yang Industry Co. Ltd.	16,400	30,136
Tube Investments of India Ltd.	3,206	27,209
Tung Thih Electronic Co. Ltd.	2,000	18,758
Tupy SA*	94,000	356,222
TYC Brother Industrial Co. Ltd.	207,000	235,753
Xingda International Holdings Ltd.	897,000	436,977

		7,626,385

Automobiles - 1.9%
Astra International Tbk. PT	731,400	435,471
BAIC Motor Corp. Ltd., Class H(b)	69,000	66,338
Bajaj Auto Ltd.	2,277	95,096
Brilliance China Automotive Holdings Ltd.	84,000	118,866
BYD Co. Ltd., Class H(a)	22,000	122,484
China Motor Corp.	36,000	32,904
Chongqing Changan Automobile Co. Ltd., Class B	62,100	88,036
Dongfeng Motor Group Co. Ltd., Class H	216,000	230,215
DRB-Hicom Bhd.	637,900	168,494

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Automobiles - (continued)
Ford Otomotiv Sanayi A/S	2,839	26,259
Geely Automobile Holdings Ltd.	170,000	202,220
Great Wall Motor Co. Ltd., Class H	207,000	209,151
Guangzhou Automobile Group Co. Ltd., Class H(a)	171,984	235,390
Hero MotoCorp Ltd.	3,450	161,318
Hyundai Motor Co.	10,764	1,292,125
Hyundai Motor Co. (2nd Preference)	2,622	216,375
Hyundai Motor Co. (3rd Preference)	116	8,724
Hyundai Motor Co. (Preference)	1,449	116,085
Jiangling Motors Corp. Ltd., Class B	57,300	135,139
Kia Motors Corp.	19,320	605,153
Mahindra & Mahindra Ltd.	8,093	147,927
Mahindra & Mahindra Ltd., GDR	2,707	50,079
Maruti Suzuki India Ltd.	4,485	389,649
Oriental Holdings Bhd.	17,800	27,326
Sanyang Motor Co. Ltd.	35,000	22,890
Ssangyong Motor Co.*	2,570	16,785
Tata Motors Ltd.	48,982	377,987
Tata Motors Ltd., ADR	3,631	141,464
Tata Motors Ltd., Class A	23,905	117,314
Tofas Turk Otomobil Fabrikasi A/S	5,005	34,521
TVS Motor Co. Ltd.	6,454	36,739
UMW Holdings Bhd.	34,800	44,389
Yadea Group Holdings Ltd.*(b)	966,000	216,621
Yulon Nissan Motor Co. Ltd.	2,000	12,633

		6,202,167

Banks - 16.4%
Abu Dhabi Commercial Bank PJSC(c)	125,012	243,019
AFFIN Holdings Bhd.	3,510	1,934
Agricultural Bank of China Ltd., Class H	1,932,000	811,707
Ajman Bank PJSC*	65,039	25,853
Akbank TAS	124,809	277,695
Akbank TAS, ADR	20,016	89,421
Al Khalij Commercial Bank PQSC	10,902	49,521
Alior Bank SA*	4,185	63,805
Allahabad Bank*	120,632	118,596
Alliance Financial Group Bhd.	62,100	52,714
Alpha Bank AE*	92,391	163,749
AMMB Holdings Bhd.	69,000	71,344
Andhra Bank	150,429	112,303
Axis Bank Ltd.	60,902	418,311
Banco Bradesco SA*	48,300	493,526
Banco Bradesco SA (Preference)*	194,860	2,025,758
Banco Davivienda SA (Preference)	111,090	1,180,081
Banco de Bogota SA	3,657	74,712
Banco de Chile	849,269	101,717
Banco de Credito e Inversiones	1,587	81,948
Banco do Brasil SA*	75,900	750,687
Banco do Estado do Rio Grande do Sul SA (Preference), Class B*	172,500	863,748
Banco Santander Brasil SA	13,800	137,366
Banco Santander Chile	2,657,576	144,423
Bancolombia SA	20,976	183,146
Bancolombia SA (Preference)	33,534	316,924
Bangkok Bank PCL, NVDR	28,900	143,228
Bank Central Asia Tbk. PT	420,900	482,289
Bank Danamon Indonesia Tbk. PT	311,000	96,893
Bank Handlowy w Warszawie SA	722	13,859
Bank Mandiri Persero Tbk. PT	331,200	270,367

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Bank Millennium SA*	20,424	30,016
Bank Negara Indonesia Persero Tbk. PT	517,500	220,914
Bank of Ayudhya PCL, NVDR	62,100	69,666
Bank of Baroda*	32,706	79,614
Bank of China Ltd., Class H	5,467,000	2,494,175
Bank of Chongqing Co. Ltd., Class H	59,500	51,530
Bank of Communications Co. Ltd., Class H	1,587,000	1,176,033
Bank of India*	10,862	18,836
Bank of Jinzhou Co. Ltd., Class H	138,000	168,957
Bank of Qingdao Co. Ltd., Class H(b)	359,500	246,945
Bank of the Philippine Islands	49,680	89,447
Bank of Tianjin Co. Ltd., Class H	69,000	47,842
Bank of Zhengzhou Co. Ltd., Class H(b)	690,000	408,166
Bank Pan Indonesia Tbk. PT*	119,500	7,383
Bank Pekao SA	5,382	182,001
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	4,761,000	820,094
Bank Pembangunan Daerah Jawa Timur Tbk. PT	7,314,000	336,874
Bank Permata Tbk. PT*	2,270,100	114,759
Bank Rakyat Indonesia Persero Tbk. PT	386,400	339,303
Bank Tabungan Negara Persero Tbk. PT	497,800	71,021
Bank Zachodni WBK SA	1,104	95,058
Banregio Grupo Financiero SAB de CV	4,800	26,776
Barclays Africa Group Ltd.	21,459	252,812
BDO Unibank, Inc.	60,256	136,337
BIMB Holdings Bhd.	22,280	21,578
BNK Financial Group, Inc.	16,175	118,727
BOC Hong Kong Holdings Ltd.	119,500	480,504
Canara Bank*	6,769	28,310
Capitec Bank Holdings Ltd.	1,794	93,428
Chang Hwa Commercial Bank Ltd.	218,160	120,752
China CITIC Bank Corp. Ltd., Class H	897,000	593,041
China Construction Bank Corp., Class H	6,693,000	5,002,919
China Development Financial Holding Corp.	552,000	140,527
China Everbright Bank Co. Ltd., Class H(a)	282,000	136,287
China Merchants Bank Co. Ltd., Class H	276,000	697,172
China Minsheng Banking Corp. Ltd., Class H	448,500	495,935
China Zheshang Bank Co. Ltd., Class H	136,000	69,583
Chong Hing Bank Ltd.	21,000	41,462
Chongqing Rural Commercial Bank Co. Ltd., Class H	226,000	138,349
CIMB Group Holdings Bhd.	182,454	204,718
City Union Bank Ltd.	4,127	9,128
Commercial Bank QSC (The)	15,217	136,655
Commercial International Bank Egypt SAE	43,815	176,740
Credicorp Ltd.	2,324	380,392
CTBC Financial Holding Co. Ltd.	1,380,000	783,641

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
DGB Financial Group, Inc.	9,591	81,459
Doha Bank QSC	9,177	91,360
Dubai Islamic Bank PJSC	69,013	111,799
E.Sun Financial Holding Co. Ltd.	308,977	181,861
East West Banking Corp.	317,800	127,337
EnTie Commercial Bank Co. Ltd.	33,000	14,212
Eurobank Ergasias SA*	133,101	80,839
Far Eastern International Bank	132,269	38,736
Federal Bank Ltd.	20,562	23,049
First Financial Holding Co. Ltd.	360,991	200,960
First Gulf Bank PJSC	44,712	157,647
Grupo Aval Acciones y Valores SA (Preference)	166,539	69,052
Grupo Elektra SAB de CV(a)	4,140	53,916
Grupo Financiero Banorte SAB de CV, Class O	82,800	398,630
Grupo Financiero Inbursa SAB de CV, Class O	48,300	71,912
Grupo Financiero Santander Mexico SAB de CV, Class B	69,000	98,843
Grupo Security SA	44,946	15,514
Hana Financial Group, Inc.	20,700	613,643
Harbin Bank Co. Ltd., Class H(b)	3,105,000	956,388
Hong Leong Bank Bhd.	13,572	40,384
Hong Leong Financial Group Bhd.	15,043	49,923
Hua Nan Financial Holdings Co. Ltd.	291,535	152,994
Huishang Bank Corp. Ltd., Class H	138,000	69,895
ICICI Bank Ltd.	94,944	376,375
IDBI Bank Ltd.*	23,563	26,829
IDFC Bank Ltd.	45,927	40,583
Indian Bank	6,072	24,366
Indian Overseas Bank*	440,220	167,731
IndusInd Bank Ltd.	11,799	217,745
Industrial & Commercial Bank of China Ltd., Class H	5,589,000	3,442,997
Industrial Bank of Korea	17,559	191,893
ING Bank Slaski SA	1,725	76,312
Intercorp Financial Services, Inc.	2,964	94,848
Itau CorpBanca	12,186,297	100,290
Itau Unibanco Holding SA (Preference)	234,600	2,777,505
Itausa - Investimentos Itau SA (Preference)	272,640	804,368
Jammu & Kashmir Bank Ltd. (The)	217,902	203,465
JB Financial Group Co. Ltd.	4,731	22,798
Karur Vysya Bank Ltd. (The)	234,945	289,158
Kasikornbank PCL, NVDR	42,000	224,851
KB Financial Group, Inc.	30,015	1,213,927
Kiatnakin Bank PCL, NVDR	29,400	47,594
King’s Town Bank Co. Ltd.	38,000	34,671
Komercni banka A/S	3,105	109,901
Kotak Mahindra Bank Ltd.	22,425	255,882
Krung Thai Bank PCL, NVDR	181,900	98,157
Kwangju Bank	21,076	192,243
LH Financial Group PCL, NVDR	290,449	14,601
Malayan Banking Bhd.	161,897	300,439
Masraf Al Rayan QSC	11,523	126,741
mBank SA*	361	34,106
Mega Financial Holding Co. Ltd.	759,000	564,177
Metropolitan Bank & Trust Co.	51,132	83,739
National Bank of Abu Dhabi PJSC(c)	90,252	255,553
National Bank of Greece SA*	98,332	23,485

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Nedbank Group Ltd.	12,834	221,082
OTP Bank plc	7,107	218,464
Philippine National Bank	22,283	24,403
Piraeus Bank SA*	203,868	38,997
Postal Savings Bank of China Co. Ltd., Class H*(b)	207,000	121,649
Powszechna Kasa Oszczednosci Bank Polski SA*	30,015	230,083
Public Bank Bhd.	75,900	344,416
Punjab National Bank*	29,601	59,141
Qatar International Islamic Bank QSC	1,346	25,026
Qatar Islamic Bank SAQ	2,913	84,960
Qatar National Bank SAQ	7,245	323,724
RHB Bank Bhd.	120,521	133,323
Rizal Commercial Banking Corp.	501,580	364,355
Sberbank of Russia PJSC	776,664	2,225,200
Sberbank of Russia PJSC (Preference)	78,621	168,222
Security Bank Corp.	6,870	29,432
Shengjing Bank Co. Ltd., Class H(b)	33,500	33,546
Shinhan Financial Group Co. Ltd.	34,017	1,343,585
Siam Commercial Bank PCL (The), NVDR	117,300	503,047
SinoPac Financial Holdings Co. Ltd.	721,000	212,072
Sociedad Matriz del Banco de Chile SA, Class B	133,757	45,595
Standard Bank Group Ltd.(a)	92,837	991,180
State Bank of Bikaner & Jaipur	15,735	161,386
State Bank of India	51,267	196,733
State Bank of Travancore	14,076	112,253
Syndicate Bank*	185,748	183,024
Taichung Commercial Bank Co. Ltd.	35,627	10,468
Taishin Financial Holding Co. Ltd.	661,378	248,972
Taiwan Business Bank	162,204	42,277
Taiwan Cooperative Financial Holding Co. Ltd.	276,000	125,911
Thanachart Capital PCL, NVDR	11,200	15,109
Tisco Financial Group PCL, NVDR	28,820	49,930
TMB Bank PCL, NVDR	1,128,700	75,012
Turkiye Garanti Bankasi A/S	128,384	282,929
Turkiye Garanti Bankasi A/S, ADR	30,454	68,217
Turkiye Halk Bankasi A/S	34,180	101,670
Turkiye Is Bankasi, Class C	126,891	200,318
Turkiye Sinai Kalkinma Bankasi A/S	54,930	20,952
Turkiye Vakiflar Bankasi TAO, Class D	91,236	118,656
UCO Bank*	241,225	121,955
Union Bank of India	5,963	12,674
Union Bank of Taiwan	80,356	23,072
Union National Bank PJSC	64,073	76,757
Vijaya Bank*	199,410	154,014
VTB Bank PJSC	174,968,199	200,781
Woori Bank	24,564	276,903
Yapi ve Kredi Bankasi A/S*	25,253	25,619
Yes Bank Ltd.	11,868	244,200

		54,244,028

Beverages - 0.7%
Ambev SA (Preference)	151,800	830,075
Anadolu Efes Biracilik ve Malt Sanayii A/S	4,540	25,494
Arca Continental SAB de CV	14,800	80,200
Capevin Holdings Ltd.(a)	69,631	48,917
Carabao Group PCL, NVDR	2,800	5,984

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - (continued)
China Resources Beer Holdings Co. Ltd.*	43,107	87,777
Cia Cervecerias Unidas SA	6,969	79,104
Coca-Cola Embonor SA (Preference), Class B	4,368	9,296
Coca-Cola Femsa SAB de CV, Series L	20,700	129,011
Coca-Cola Icecek A/S	912	9,329
Distell Group Ltd.	563	6,265
Embotelladora Andina SA (Preference), Class B	4,525	16,411
Emperador, Inc.	146,700	20,517
Fomento Economico Mexicano SAB de CV	75,900	573,470
Fraser & Neave Holdings Bhd.	2,700	14,325
Hey Song Corp.	23,500	24,215
Hite Jinro Co. Ltd.	1,102	19,724
Lotte Chilsung Beverage Co. Ltd.	24	29,925
Muhak Co. Ltd.	761	14,996
Organizacion Cultiba SAB de CV	4,800	4,643
Tibet Water Resources Ltd.	131,000	56,389
Tsingtao Brewery Co. Ltd., Class H	10,000	40,081
United Breweries Ltd.	2,435	28,698
United Spirits Ltd.*	2,277	73,114
Vina Concha y Toro SA	960	1,567
Yantai Changyu Pioneer Wine Co. Ltd., Class B	9,600	24,274

		2,253,801

Biotechnology - 0.2%
3SBio, Inc.*(a)(b)	19,980	19,544
Amicogen, Inc.*	459	15,799
ATGen Co. Ltd.*	744	19,751
Biocon Ltd.	309	4,604
Cell Biotech Co. Ltd.	621	18,810
Celltrion, Inc.*	3,503	302,040
China Biologic Products, Inc.*	400	45,576
China Regenerative Medicine International Ltd.*	345,000	12,449
CrystalGenomics, Inc.*	1,488	20,103
Genexine Co. Ltd.*	728	24,557
Green Cross Corp.	214	25,413
Green Cross Holdings Corp.	768	14,110
iNtRON Biotechnology, Inc.*	460	10,589
Medigen Biotechnology Corp.*	12,099	27,636
Medy-Tox, Inc.	138	49,163
Naturalendo Tech Co. Ltd.*	1,586	21,017
OBI Pharma, Inc.*	4,000	37,006
PharmaEngine, Inc.	2,477	15,014
Seegene, Inc.*	655	19,051
Taigen Biopharmaceuticals Holdings Ltd.*	29,665	25,079
TaiMed Biologics, Inc.*	2,000	10,240
Taiwan Liposome Co. Ltd.*	4,340	16,407
ViroMed Co. Ltd.*	421	37,532

		791,490

Building Products - 0.5%
Astral Polytechnik Ltd.	1,823	10,354
Byucksan Corp.	3,380	11,154
China Lesso Group Holdings Ltd.	28,000	19,198
Chosun Refractories Co. Ltd.	921	68,396
Dynasty Ceramic PCL, NVDR	172,800	22,085
Elementia SAB de CV*(b)	39,375	43,584

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Building Products - (continued)
IS Dongseo Co. Ltd.	630	22,661
Kajaria Ceramics Ltd.	1,920	16,394
KCC Corp.	302	90,306
Kyung Dong Navien Co. Ltd.	239	9,882
LG Hausys Ltd.	146	12,250
Ras Al Khaimah Ceramics	378,476	247,309
Sintex Industries Ltd.	328,440	408,341
Taiwan FU Hsing Industrial Co. Ltd.	138,000	188,646
Taiwan Glass Industry Corp.*	84,568	35,612
Trakya Cam Sanayii A/S	299,184	244,872
Xxentria Technology Materials Corp.	12,653	30,678

		1,481,722

Capital Markets - 2.9%
Administradora de Fondos de Pensiones Habitat SA	11,350	14,160
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros*	62,100	365,044
Bolsa Mexicana de Valores SAB de CV	6,900	9,469
Brait SE*	10,506	61,571
Bursa Malaysia Bhd.	3,200	6,422
Capital Securities Corp.	77,000	22,108
Central China Securities Co. Ltd., Class H	1,173,000	600,155
CETIP SA - Mercados Organizados	7,906	118,259
China Bills Finance Corp.	71,000	29,785
China Cinda Asset Management Co. Ltd., Class H	690,000	240,097
China Everbright Ltd.	72,000	138,259
China Galaxy Securities Co. Ltd., Class H	230,500	215,369
China Huarong Asset Management Co. Ltd., Class H*(a)(b)	759,000	289,540
China International Capital Corp. Ltd., Class H*(b)	24,800	34,518
CITIC Securities Co. Ltd., Class H	172,500	353,477
Coronation Fund Managers Ltd.	15,629	77,345
Daishin Securities Co. Ltd.	3,258	31,540
Daishin Securities Co. Ltd. (Preference)	1,500	9,694
Daou Data Corp.	1,207	12,308
Dubai Financial Market PJSC	67,052	23,550
Dubai Investments PJSC	52,361	35,212
Edelweiss Financial Services Ltd.	9,654	15,674
Egypt Kuwait Holding Co. SAE	830,967	540,129
Egyptian Financial Group-Hermes Holding Co.*	21,531	27,985
Everbright Securities Co. Ltd., Class H*(b)	693,600	1,131,664
FDG Kinetic Ltd.*	58,000	9,045
GF Securities Co. Ltd., Class H	110,400	237,323
Guotai Junan International Holdings Ltd.	142,800	47,113
Haitong Securities Co. Ltd., Class H	220,800	398,384
Hellenic Exchanges - Athens Stock Exchange SA	6,448	31,148
Huarong International Financial Holdings Ltd.*	62,000	22,293
Huatai Securities Co. Ltd., Class H(b)	110,400	214,274
IIFL Holdings Ltd.	6,624	28,851
Investec Ltd.	20,390	143,335
Jih Sun Financial Holdings Co. Ltd.	8,813	1,909

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
JSE Ltd.	593	7,097
KIWOOM Securities Co. Ltd.	275	17,180
Korea Investment Holdings Co. Ltd.	3,036	121,482
Kresna Graha Investama Tbk. PT*	1,150,500	37,050
Kyobo Securities Co. Ltd.	17,608	123,336
Macquarie Korea Infrastructure Fund	11,385	78,963
Masterlink Securities Corp.	925,210	250,886
Meritz Securities Co. Ltd.	18,234	56,643
Mirae Asset Daewoo Co. Ltd.	18,389	139,409
Moscow Exchange MICEX-RTS PJSC	53,553	119,575
NH Investment & Securities Co. Ltd.	6,764	66,645
Norte Grande SA	32,420,547	179,649
Orient Securities Co. Ltd., Class H*(b)	828,000	791,788
OSK Holdings Bhd.	655,500	207,179
Pioneers Holding for Financial Investments SAE*	33,480	18,074
President Securities Corp.	682,753	251,573
PSG Konsult Ltd.	39,290	21,802
Religare Enterprises Ltd.*	3,905	14,130
Samsung Securities Co. Ltd.	1,725	48,094
Shinyoung Securities Co. Ltd.	850	38,400
SK Securities Co. Ltd.*	262,501	251,862
Sociedad de Inversiones Oro Blanco SA	31,261,416	177,580
Warsaw Stock Exchange	2,305	25,706
Waterland Financial Holdings Co. Ltd.	60,952	16,178
Yuanta Financial Holding Co. Ltd.	793,929	314,066
Yuanta Securities Korea Co. Ltd.*	90,597	263,504
Zeder Investments Ltd.	969,718	529,460

		9,704,320

Chemicals - 3.9%
AECI Ltd.	110,091	840,383
Aekyung Petrochemical Co. Ltd.	15,042	144,323
AK Holdings, Inc.	208	9,039
Akzo Nobel India Ltd.	2,170	45,962
Alpek SAB de CV	20,000	23,111
Asia Polymer Corp.	44,982	27,768
Asian Paints Ltd.	9,936	142,160
BASF India Ltd.	836	16,093
Bayer CropScience Ltd.	562	33,867
Berger Paints India Ltd.	14,523	45,274
Bloomage BioTechnology Corp. Ltd.	5,000	7,720
Braskem SA (Preference), Class A	13,800	142,762
Castrol India Ltd.	2,653	15,847
China Lumena New Materials Corp.*(c)	888,000	—
China Man-Made Fiber Corp.	1,010,100	287,440
China Petrochemical Development Corp.*	105,700	37,767
China Steel Chemical Corp.	5,000	19,540
China Synthetic Rubber Corp.	29,430	26,711
Ciech SA	384	6,604
Coromandel International Ltd.	1,898	8,773
D&L Industries, Inc.	85,000	21,009
DCM Shriram Ltd.	38,088	148,826
Dongjin Semichem Co. Ltd.	29,463	253,279
Dongyue Group Ltd.*(c)	944,000	166,674
Eastern Polymer Group PCL, NVDR	52,200	19,718
ENF Technology Co. Ltd.	8,004	145,327

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Eternal Materials Co. Ltd.	22,248	24,096
Everlight Chemical Industrial Corp.	30,387	19,485
Foosung Co. Ltd.*	4,960	31,243
Formosa Chemicals & Fibre Corp.	126,000	389,102
Formosa Plastics Corp.	170,000	489,185
Formosan Union Chemical	276,000	149,684
Fufeng Group Ltd.	1,173,000	678,764
Godrej Industries Ltd.	3,377	21,341
Grand Pacific Petrochemical	690,000	447,952
Green Seal Holding Ltd.	2,000	9,762
Grupa Azoty SA	1,225	21,037
Gubre Fabrikalari TAS	70,613	90,900
Gujarat Fluorochemicals Ltd.	1,704	12,009
Hansol Chemical Co. Ltd.	528	34,394
Hanwha Chemical Corp.	7,176	161,168
Ho Tung Chemical Corp.*	828,000	225,055
HS Industries Co. Ltd.	754	6,975
Huabao International Holdings Ltd.*	1,863,000	833,138
Huchems Fine Chemical Corp.	1,440	25,774
Hyosung Corp.	1,726	201,250
Indorama Ventures PCL, NVDR	68,000	67,594
Kolon Industries, Inc.	1,242	79,409
Korea Petrochemical Ind Co. Ltd.	308	71,560
KPX Chemical Co. Ltd.	2,208	119,511
Kukdo Chemical Co. Ltd.	2,898	130,174
Kumho Petrochemical Co. Ltd.	1,311	92,845
LCY Chemical Corp.	15,000	21,175
LG Chem Ltd.	1,626	366,588
LG Chem Ltd. (Preference)	179	26,339
Lotte Chemical Corp.	1,104	357,677
LOTTE Fine Chemical Co. Ltd.	240	6,320
Mexichem SAB de CV	34,500	82,126
Namhae Chemical Corp.	19,596	145,861
Nan Ya Plastics Corp.	186,000	436,132
Nantex Industry Co. Ltd.	18,296	13,220
OCI Co. Ltd.	530	39,131
Omnia Holdings Ltd.	1,681	22,695
Petkim Petrokimya Holding A/S	26,544	29,600
Petronas Chemicals Group Bhd.	69,000	111,067
PhosAgro PJSC	2,415	114,475
PI Industries Ltd.	4,181	53,661
Pidilite Industries Ltd.	3,715	36,879
PTT Global Chemical PCL, NVDR	112,800	217,046
Rallis India Ltd.	3,030	10,451
San Fang Chemical Industry Co. Ltd.	27,232	31,275
Sasol Ltd.	36,298	1,075,773
Shinkong Synthetic Fibers Corp.	1,449,000	434,987
Sidi Kerir Petrochemicals Co.	5,418	5,698
Sinopec Shanghai Petrochemical Co. Ltd., Class H	276,000	171,447
SK Chemicals Co. Ltd.	967	49,428
SK Materials Co. Ltd.	414	71,037
SKC Co. Ltd.	952	25,436
Sociedad Quimica y Minera de Chile SA (Preference), Class B	3,726	120,967
Solar Industries India Ltd.	1,870	19,162
Songwon Industrial Co. Ltd.	14,766	207,748
Soulbrain Co. Ltd.	270	12,546
Synthos SA	4,438	6,655
Taekwang Industrial Co. Ltd.	18	15,381
Taiwan Fertilizer Co. Ltd.	9,000	11,686
TSRC Corp.	28,900	33,329

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Unid Co. Ltd.	6,133	234,849
Unipetrol A/S	5,796	44,507
UPC Technology Corp.	48,000	20,519
UPL Ltd.	14,408	153,913
UPL Ltd. (Preference), Series Q2*(c)	3,330	736
USI Corp.	690,000	351,097
Yingde Gases Group Co. Ltd.	1,104,000	671,561
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	15,000	38,713

		12,968,277

Commercial Services & Supplies - 0.1%
3M India Ltd.*	45	7,931
Blue Label Telecoms Ltd.	33,418	45,169
China Everbright International Ltd.	87,000	106,068
KEPCO Plant Service & Engineering Co. Ltd.*	1,208	56,860
S-1 Corp.	921	66,652
Sunny Friend Environmental Technology Co. Ltd.	3,000	11,485
Taiwan Secom Co. Ltd.	11,165	31,024
Taiwan Shin Kong Security Co. Ltd.	24,240	30,739

		355,928

Communications Equipment - 0.6%
Advanced Ceramic X Corp.	4,000	33,050
Alpha Networks, Inc.	276,000	174,778
Arcadyan Technology Corp.	138,000	269,432
BYD Electronic International Co. Ltd.	43,000	34,636
China All Access Holdings Ltd.	96,000	29,569
Humax Co. Ltd.	13,938	146,924
Wistron NeWeb Corp.	8,258	23,552
Zinwell Corp.	13,000	13,064
ZTE Corp., Class H	759,000	1,185,548

		1,910,553

Construction & Engineering - 1.7%
Adhi Karya Persero Tbk. PT	167,400	26,328
Arabtec Holding PJSC*	93,066	34,207
BES Engineering Corp.	1,242,000	247,243
Budimex SA	288	15,548
CH Karnchang PCL, NVDR	26,537	21,668
China Communications Construction Co. Ltd., Class H	345,000	418,392
China Energy Engineering Corp. Ltd., Class H	414,000	74,697
China Machinery Engineering Corp., Class H	828,000	534,617
China Railway Construction Corp. Ltd., Class H(a)	115,500	161,059
China Railway Group Ltd., Class H	233,000	205,694
China State Construction International Holdings Ltd.(a)	60,000	98,049
CTCI Corp.	18,000	28,023
Daelim Industrial Co. Ltd.	1,452	104,830
Daewoo Engineering & Construction Co. Ltd.*	12,871	57,372
Dialog Group Bhd.	180,888	62,481
Engineers India Ltd.	15,792	34,426
Gamuda Bhd.	55,200	59,942
GMR Infrastructure Ltd.*	102,144	19,121
Grana y Montero SAA	12,282	11,266
GS Engineering & Construction Corp.*	4,071	97,037

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Hyundai Development Co-Engineering & Construction	4,554	171,250
Hyundai Engineering & Construction Co. Ltd.	5,106	182,561
IJM Corp. Bhd.	89,700	67,029
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	12,600	15,173
IRB Infrastructure Developers Ltd.	3,792	12,933
Italian-Thai Development PCL, NVDR*	135,443	19,234
Kumho Industrial Co. Ltd.*	18,216	147,502
Larsen & Toubro Ltd.	5,809	123,820
Larsen & Toubro Ltd., GDR	3,310	71,000
Malaysian Resources Corp. Bhd.*	70,600	22,792
Metallurgical Corp. of China Ltd., Class H	2,898,000	1,056,962
Metka Industrial - Construction SA	22,287	155,593
NCC Ltd.	40,083	49,066
Orascom Construction Ltd.*	57,684	301,110
Run Long Construction Co. Ltd.	138,000	152,326
Sadbhav Engineering Ltd.	7,246	29,616
Samsung Engineering Co. Ltd.*	6,141	66,583
Sinopec Engineering Group Co. Ltd., Class H	40,974	33,268
Sino-Thai Engineering & Construction PCL, NVDR	41,571	29,044
Taeyoung Engineering & Construction Co. Ltd.*	5,766	26,049
Tekfen Holding A/S	18,423	36,794
UEM Edgenta Bhd.	47,200	34,631
Voltas Ltd.	1,488	7,171
Waskita Karya Persero Tbk. PT	99,200	19,019
Wijaya Karya Persero Tbk. PT	128,366	24,707
Wilson Bayly Holmes-Ovcon Ltd.	44,955	488,335

		5,655,568

Construction Materials - 1.6%
ACC Ltd.	1,496	31,168
Akcansa Cimento A/S	48,576	182,449
Ambuja Cements Ltd.	21,597	72,913
Anhui Conch Cement Co. Ltd., Class H(a)	69,000	223,646
Asia Cement Corp.	74,020	63,167
BBMG Corp., Class H	2,346,000	907,035
Cahya Mata Sarawak Bhd.	15,700	14,568
Cementos Argos SA	6,270	25,095
Cementos Argos SA (Preference)	3,126	11,547
Cementos Pacasmayo SAA	30,171	57,924
Cemex SAB de CV*	469,200	435,283
Century Textiles & Industries Ltd.	2,602	32,308
CHC Resources Corp.	6,000	10,164
China National Building Material Co. Ltd., Class H	148,000	86,976
China Resources Cement Holdings Ltd.	138,000	64,204
China Shanshui Cement Group Ltd.*(c)	541,000	438,553
Cimsa Cimento Sanayi ve Ticaret A/S	42,228	198,649
CSG Holding Co. Ltd., Class B	20,310	15,967
Dalmia Bharat Ltd.	570	15,450
Eugene Corp.	41,704	169,385
Goldsun Building Materials Co. Ltd.	73,000	17,280
Grasim Industries Ltd.	4,278	57,415

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction Materials - (continued)
Grupo Argos SA	14,214	95,466
Grupo Argos SA (Preference)	5,305	33,812
Hanil Cement Co. Ltd.	4,968	318,489
Holcim Indonesia Tbk. PT	358,500	24,164
Indocement Tunggal Prakarsa Tbk. PT	27,300	30,719
JK Lakshmi Cement Ltd.	657	3,605
Lafarge Malaysia Bhd.	6,300	9,814
POSCO Chemtech Co. Ltd.	96	1,000
PPC Ltd.*	34,424	17,493
Prism Cement Ltd.*	10,157	13,698
Qatar National Cement Co. QSC	746	18,439
Ramco Cements Ltd. (The)	4,924	51,004
Semen Indonesia Persero Tbk. PT	96,600	65,292
Shree Cement Ltd.	346	78,824
Siam Cement PCL (The), NVDR	9,450	135,805
Siam City Cement PCL, NVDR	3,700	29,529
Ssangyong Cement Industrial Co. Ltd.	717	8,761
Taiwan Cement Corp.	138,000	155,848
Tipco Asphalt PCL, NVDR	607,200	398,362
Titan Cement Co. SA	1,860	41,830
Tongyang Cement & Energy Corp.*	1,723	4,611
Tongyang, Inc.	11,656	28,385
TPI Polene PCL, NVDR	377,200	25,497
UltraTech Cement Ltd.	3,312	180,353
Union Andina de Cementos SAA	381	281
Universal Cement Corp.	394,952	309,954
West China Cement Ltd.*	46,008	6,344
Wijaya Karya Beton Tbk. PT	294,300	18,184

		5,236,709

Consumer Finance - 0.4%
AEON Credit Service M Bhd.	49,800	175,613
AEON Thana Sinsap Thailand PCL, NVDR	65,900	187,163
Bajaj Finance Ltd.	5,175	79,091
Bharat Financial Inclusion Ltd.*	3,036	32,929
Cholamandalam Investment and Finance Co. Ltd.	707	10,721
Credit China Fintech Holdings Ltd.*	1,088,000	143,022
Credito Real SAB de CV SOFOM ER*	15,700	22,430
Gentera SAB de CV	41,400	60,722
Group Lease PCL, NVDR	13,000	21,876
KB Capital Co. Ltd.	9,108	191,236
KRUK SA	840	51,605
Krungthai Card PCL, NVDR	3,800	15,163
Mahindra & Mahindra Financial Services Ltd.	8,379	32,987
Muthoot Finance Ltd.	2,666	12,011
Repco Home Finance Ltd.	995	9,685
Samsung Card Co. Ltd.	1,422	47,906
Shriram City Union Finance Ltd.	638	17,812
Shriram Transport Finance Co. Ltd.	6,072	85,448
Srisawad Power 1979 PCL, NVDR	1,168	1,368
Sundaram Finance Ltd.	1,310	26,555
Taiwan Acceptance Corp.	11,000	28,776
Unifin Financiera SAB de CV SOFOM ENR	6,200	14,768

		1,268,887

Containers & Packaging - 0.5%
Cheng Loong Corp.	966,000	443,770
Great China Metal Industry	154,000	121,840

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Containers & Packaging - (continued)
Greatview Aseptic Packaging Co. Ltd.	73,000	34,527
Klabin SA	25,200	130,108
Klabin SA (Preference)	111,200	98,987
Lock&Lock Co. Ltd.	2,071	24,415
Nampak Ltd.*(a)	555,190	770,182
Youlchon Chemical Co. Ltd.	9,453	110,628

		1,734,457

Distributors - 0.2%
Dah Chong Hong Holdings Ltd.	759,000	310,081
Dogus Otomotiv Servis ve Ticaret A/S	48,814	115,333
Imperial Holdings Ltd.(a)	13,110	162,231
Inter Cars SA	144	11,368
Test Rite International Co. Ltd.	161,000	102,725

		701,738

Diversified Consumer Services - 0.3%
Advtech Ltd.	531,711	666,611
Curro Holdings Ltd.*	16,244	57,601
Daekyo Co. Ltd.	4,590	31,914
Estacio Participacoes SA	13,800	69,758
Fu Shou Yuan International Group Ltd.	11,000	6,195
Kroton Educacional SA	48,300	207,453
Lung Yen Life Service Corp.	4,000	7,121

		1,046,653

Diversified Financial Services - 1.5%
African Bank Investments Ltd.*(c)	61,875	1,423
Al Waha Capital PJSC	891,342	555,739
Alexander Forbes Group Holdings Ltd.	44,842	23,785
Ayala Corp.	8,970	144,198
BTG Pactual Group*	22,508	118,642
Chailease Holding Co. Ltd.	69,000	123,269
China Development Bank Financial Leasing Co. Ltd., Class H*(b)	952,000	225,751
Corp. Financiera Colombiana SA	1,102	12,990
Far East Horizon Ltd.	138,000	126,273
FirstRand Ltd.(a)	107,523	400,419
Fubon Financial Holding Co. Ltd.	529,000	853,933
Grupo de Inversiones Suramericana SA	8,556	114,871
Grupo de Inversiones Suramericana SA (Preference)	1,425	18,634
GT Capital Holdings, Inc.	2,415	63,281
Haci Omer Sabanci Holding A/S	91,357	241,499
Hankook Tire Worldwide Co. Ltd.	1,342	23,385
IFCI Ltd.	626,382	284,362
Inversiones La Construccion SA	31,671	414,022
Meritz Financial Group, Inc.	2,333	21,983
Metro Pacific Investments Corp.	600,300	82,268
NICE Holdings Co. Ltd.	17,112	249,590
NICE Information Service Co. Ltd.	3,576	20,433
Power Finance Corp. Ltd.	59,133	113,437
PSG Group Ltd.	4,782	80,485
Reliance Capital Ltd.	6,355	42,156
Remgro Ltd.	17,351	290,140
RMB Holdings Ltd.	25,185	121,385
Rural Electrification Corp. Ltd.	63,376	132,786

		4,901,139

Diversified Telecommunication Services - 1.1%
APT Satellite Holdings Ltd.	45,750	23,054

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
Asia Pacific Telecom Co. Ltd.*	101,899	32,995
Bharti Infratel Ltd.	19,596	84,860
China Communications Services Corp. Ltd., Class H	138,000	94,083
China Telecom Corp. Ltd., Class H	966,000	459,386
China Unicom Hong Kong Ltd.	198,000	235,272
Chunghwa Telecom Co. Ltd.	138,000	449,053
CITIC Telecom International Holdings Ltd.	73,000	23,896
Emirates Telecommunications Group Co. PJSC	62,755	305,839
Hellenic Telecommunications Organization SA	10,143	92,406
Jasmine International PCL, NVDR	76,400	19,095
LG Uplus Corp.	11,967	117,394
Link Net Tbk. PT	86,800	32,503
Magyar Telekom Telecommunications plc	10,996	19,649
Netia SA	25,196	28,213
O2 Czech Republic A/S	3,092	32,028
Ooredoo QSC	3,864	111,423
Orange Polska SA	14,950	20,177
Rostelecom PJSC	65,481	90,960
Rostelecom PJSC (Preference)	29,982	31,377
Tata Communications Ltd.	5,003	52,106
Telefonica Brasil SA (Preference)	13,800	204,755
Telekom Malaysia Bhd.	62,100	83,417
Telekomunikasi Indonesia Persero Tbk. PT	1,573,200	455,966
Telkom SA SOC Ltd.	16,508	90,169
Thaicom PCL, NVDR	455,400	285,838
TIME dotCom Bhd.	9,600	17,338
True Corp. PCL, NVDR	326,141	60,671
Turk Telekomunikasyon A/S	9,573	14,276

		3,568,199

Electric Utilities - 1.8%
Adani Transmission Ltd.*	248,607	231,769
Celsia SA ESP	29,264	42,769
Centrais Eletricas Brasileiras SA*	7,000	46,356
Centrais Eletricas Brasileiras SA (Preference), Class B*	12,300	96,626
CESC Ltd.	65,274	710,178
CEZ A/S	11,109	190,558
Cia Energetica de Minas Gerais	1,577	4,868
Cia Energetica de Minas Gerais (Preference)	52,571	152,760
Cia Paranaense de Energia	200	1,445
Cia Paranaense de Energia (Preference)	4,000	40,884
CPFL Energia SA	21,143	170,262
EDP - Energias do Brasil SA	16,407	73,286
Enea SA*	7,827	19,817
Enel Americas SA	2,058,960	369,967
Enel Chile SA	1,342,464	129,744
Energa SA	14,299	36,489
Engie Energia Chile SA	11,616	19,369
Equatorial Energia SA	6,900	127,451
Federal Grid Co. Unified Energy System PJSC	13,871,214	53,613
First Philippine Holdings Corp.	207,690	296,312
Inter RAO UES PJSC	2,349,875	159,263
Interconexion Electrica SA ESP	8,946	32,372

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
Korea District Heating Corp.	372	21,287
Korea Electric Power Corp.	18,630	680,530
Light SA	75,900	474,639
Luz del Sur SAA	7,464	28,933
Manila Electric Co.	8,280	47,386
Moscow United Electric Grid Co. PJSC	14,688,952	248,795
Mosenergo PJSC	8,141,241	383,404
PGE Polska Grupa Energetyczna SA	45,594	124,440
Power Grid Corp. of India Ltd.	52,854	161,417
Public Power Corp. SA*	7,874	22,039
Reliance Infrastructure Ltd.	10,792	81,873
ROSSETI PJSC	2,682,444	55,275
RusHydro PJSC	9,775,936	168,134
Tata Power Co. Ltd.	53,821	63,305
Tauron Polska Energia SA*	36,838	27,161
Tenaga Nasional Bhd.	96,600	292,232
Torrent Power Ltd.	9,504	27,183
Transmissora Alianca de Energia Eletrica SA	2,600	17,739

		5,931,930

Electrical Equipment - 0.7%
ABB India Ltd.	1,456	23,517
AcBel Polytech, Inc.	3,000	2,259
Amara Raja Batteries Ltd.	2,733	36,172
Bharat Heavy Electricals Ltd.	19,908	40,215
China High Speed Transmission Equipment Group Co. Ltd.(a)	69,000	86,168
Chung-Hsin Electric & Machinery Manufacturing Corp.	345,000	229,479
Crompton Greaves Ltd.*	12,473	11,821
CS Wind Corp.	620	8,776
Doosan Heavy Industries & Construction Co. Ltd.	2,388	56,407
ElSewedy Electric Co.	3,080	13,659
FDG Electric Vehicles Ltd.*	630,000	28,011
GE T&D India Ltd.	2,883	13,048
Havells India Ltd.	14,280	88,412
Jiangnan Group Ltd.	1,656,000	234,762
Korea Electric Terminal Co. Ltd.	144	8,909
Kung Long Batteries Industrial Co. Ltd.	5,000	25,043
LS Corp.	2,428	130,792
LS Industrial Systems Co. Ltd.	92	3,337
Schneider Electric Infrastructure Ltd.*	2,601	5,478
Shanghai Electric Group Co. Ltd., Class H*	154,000	70,457
Shihlin Electric & Engineering Corp.	26,000	33,676
Suzlon Energy Ltd.*	222,732	56,139
Teco Electric and Machinery Co. Ltd.	69,000	62,075
Voltronic Power Technology Corp.	1,323	17,917
Walsin Lihwa Corp.	207,000	80,235
Welling Holding Ltd.	720,000	145,682
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	496,800	834,899
Zhuzhou CRRC Times Electric Co. Ltd.	20,000	114,700

		2,462,045

Electronic Equipment, Instruments & Components - 3.3%
AAC Technologies Holdings, Inc.(a)	24,000	247,443
AU Optronics Corp.	579,000	238,279

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Aurora Corp.	7,000	12,171
Boardtek Electronics Corp.	138,000	132,074
Cheng Uei Precision Industry Co. Ltd.	11,000	12,844
China Railway Signal & Communication Corp. Ltd., Class H(b)	46,008	32,789
Chin-Poon Industrial Co. Ltd.	12,000	23,697
Chroma ATE, Inc.	13,000	33,966
Compeq Manufacturing Co. Ltd.	76,000	40,369
Coretronic Corp.	351,000	382,398
CyberPower Systems, Inc.	45,000	144,995
Daeduck Electronics Co.	29,118	207,467
DataTec Ltd.(a)	190,219	735,194
Delta Electronics Thailand PCL, NVDR	29,400	71,600
Delta Electronics, Inc.	69,000	383,015
Digital China Holdings Ltd.(a)	75,000	65,727
E Ink Holdings, Inc.	48,000	37,976
Egis Technology, Inc.*	4,000	33,561
Elite Material Co. Ltd.	13,000	45,412
Firich Enterprises Co. Ltd.	8,582	16,290
FLEXium Interconnect, Inc.	22,047	63,090
Flytech Technology Co. Ltd.	9,235	28,784
General Interface Solution Holding Ltd.	10,000	31,615
Hana Microelectronics PCL, NVDR	22,400	27,038
HannStar Display Corp.*	98,000	25,668
Hollysys Automation Technologies Ltd.	2,100	35,490
Holy Stone Enterprise Co. Ltd.	204,000	210,534
Hon Hai Precision Industry Co. Ltd.	1,072,900	2,864,855
Iljin Materials Co. Ltd.	1,426	15,461
Inari Amertron Bhd.	86,250	34,660
Innolux Corp.	568,489	239,394
ITEQ Corp.	207,000	275,375
KCE Electronics PCL, NVDR	13,800	42,721
Kingboard Chemical Holdings Ltd.	34,500	119,159
Kingboard Laminates Holdings Ltd.	48,000	52,953
Kingpak Technology, Inc.	29,000	198,446
Largan Precision Co. Ltd.	3,000	425,892
LG Display Co. Ltd.	8,599	226,796
LG Innotek Co. Ltd.	620	52,872
Lotes Co. Ltd.	45,000	144,995
Nan Ya Printed Circuit Board Corp.	11,000	8,720
Partron Co. Ltd.	45,678	436,301
PAX Global Technology Ltd.(a)	33,000	23,136
Posiflex Technology, Inc.	6,616	36,725
Redington India Ltd.	226,803	342,152
Samsung Electro-Mechanics Co. Ltd.	2,139	104,364
Samsung SDI Co. Ltd.	1,863	185,162
SFA Engineering Corp.	599	36,287
Simplo Technology Co. Ltd.	9,000	26,846
Sinbon Electronics Co. Ltd.	3,253	7,129
Sunny Optical Technology Group Co. Ltd.(a)	20,000	117,922
Synnex Technology International Corp.	69,000	71,760
Taiwan PCB Techvest Co. Ltd.	283,662	270,124
Taiwan Union Technology Corp.	207,000	281,648
Test Research, Inc.	138,000	166,414
TPK Holding Co. Ltd.*	16,000	29,758
Tripod Technology Corp.	16,000	38,946

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Wah Lee Industrial Corp.	138,000	204,275
Wasion Group Holdings Ltd.	552,000	305,902
Wintek Corp.*(c)	64,000	—
WPG Holdings Ltd.	69,000	82,326
Yageo Corp.	18,615	45,133
Zhen Ding Technology Holding Ltd.	26,150	54,559

		10,888,654

Energy Equipment & Services - 0.2%
Bumi Armada Bhd.	132,900	18,302
China Oilfield Services Ltd., Class H(a)	138,000	149,750
Gulf International Services QSC	2,297	18,925
SapuraKencana Petroleum Bhd.*	179,400	69,662
TMK PJSC	285,591	394,152
UMW Oil & Gas Corp. Bhd.*	87,700	13,859
Wison Engineering Services Co. Ltd.*	759,000	92,927
Yinson Holdings Bhd.	25,800	18,114

		775,691

Equity Real Estate Investment Trusts (REITs) - 0.9%
Arrowhead Properties Ltd.	905,408	599,128
Axis REIT	94,966	36,018
Capitaland Malaysia Mall Trust	72,500	27,334
Concentradora Fibra Danhos SA de CV	26,600	40,129
Concentradora Hipotecaria SAPI de CV	407,100	432,773
Emira Property Fund Ltd.	442,353	472,543
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	149,040	121,195
Fibra Uno Administracion SA de CV	96,600	138,753
Fortress Income Fund Ltd.(a)	66,567	171,751
Fortress Income Fund Ltd., Class A	85,451	108,969
Growthpoint Properties Ltd.	83,394	162,705
Hyprop Investments Ltd.	10,985	97,797
Investec Property Fund Ltd.	8,235	9,530
KLCCP Stapled Group	9,500	17,136
Macquarie Mexico Real Estate Management SA de CV*(a)	19,200	18,987
Pavilion REIT	11,800	5,141
PLA Administradora Industrial S de RL de CV*	41,400	57,531
Prologis Property Mexico SA de CV	9,600	13,211
Redefine Properties Ltd.	166,183	137,335
Resilient REIT Ltd.	9,059	78,803
SA Corporate Real Estate Ltd.	105,784	44,731
Sunway REIT	39,400	15,833
Torunlar Gayrimenkul Yatirim Ortakligi A/S	79,764	90,215
Vukile Property Fund Ltd.	36,603	50,777

		2,948,325

Food & Staples Retailing - 1.1%
Al Meera Consumer Goods Co. QSC	314	15,436
Almacenes Exito SA	16,183	86,287
BGF retail Co. Ltd.	974	76,857
Bid Corp. Ltd.	9,135	157,389
BIM Birlesik Magazalar A/S	8,004	114,166
Cencosud SA	35,466	103,471
Cia Brasileira de Distribuicao (Preference)	6,900	127,100
CJ Freshway Corp.	708	21,750
Clicks Group Ltd.	7,728	69,942

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Cosco Capital, Inc.	2,856,600	526,948
CP ALL PCL, NVDR	148,420	255,024
DIXY Group PJSC*	56,442	262,193
Dongsuh Cos., Inc.	2,296	50,579
E-MART, Inc.	759	132,585
Eurocash SA	1,939	19,337
Grupo Comercial Chedraui SA de CV	9,800	18,131
GS Retail Co. Ltd.	662	29,622
Hyundai Greenfood Co. Ltd.	2,135	30,314
Magnit PJSC	1,932	310,197
Massmart Holdings Ltd.	4,015	40,004
Matahari Putra Prima Tbk. PT	95,800	8,789
Pick n Pay Stores Ltd.	13,386	67,883
President Chain Store Corp.	16,000	119,186
Puregold Price Club, Inc.	47,000	40,800
Raia Drogasil SA*	7,400	154,096
Robinsons Retail Holdings, Inc.	20,030	31,797
Shoprite Holdings Ltd.	12,213	162,175
SPAR Group Ltd. (The)	5,952	84,114
Sun Art Retail Group Ltd.	104,500	105,317
Taiwan TEA Corp.	588,000	286,065
Wal-Mart de Mexico SAB de CV	151,800	269,808

		3,777,362

Food Products - 1.7%
Agthia Group PJSC	13,259	24,548
Alicorp SAA	18,131	41,494
Astra Agro Lestari Tbk. PT	17,111	20,215
AVI Ltd.	10,626	72,222
Binggrae Co. Ltd.	63	3,497
Biostime International Holdings Ltd.*	2,500	8,570
BRF SA	21,300	301,069
Britannia Industries Ltd.	552	25,470
Century Pacific Food, Inc.	17,700	5,826
Charoen Pokphand Foods PCL, NVDR	124,800	101,017
Charoen Pokphand Indonesia Tbk. PT	282,900	65,680
China Agri-Industries Holdings Ltd.*	59,705	27,701
China Foods Ltd.	10,789	4,894
China Huishan Dairy Holdings Co. Ltd.(a)	138,000	51,576
China Huiyuan Juice Group Ltd.*	24,000	8,228
China Mengniu Dairy Co. Ltd.	90,000	169,112
China Modern Dairy Holdings Ltd.*	86,000	21,280
China Shengmu Organic Milk Ltd.*(b)	73,000	19,569
CJ CheilJedang Corp.	276	84,194
Dae Han Flour Mills Co. Ltd.	1,104	179,076
Daesang Corp.	945	20,492
Daesang Holdings Co. Ltd.	1,814	15,688
Dali Foods Group Co. Ltd.(b)	103,500	57,223
Dongwon F&B Co. Ltd.	79	13,902
Dongwon Industries Co. Ltd.	73	21,452
Dutch Lady Milk Industries Bhd.	2,600	32,037
Easy Bio, Inc.*	32,085	162,896
Felda Global Ventures Holdings Bhd.	75,600	31,575
Genting Plantations Bhd.	12,700	31,252
GlaxoSmithKline Consumer Healthcare Ltd.	270	20,561
Great Wall Enterprise Co. Ltd.	27,800	25,542
Gruma SAB de CV, Class B	5,175	69,937
Grupo Bimbo SAB de CV, Series A	48,300	107,554
Grupo Herdez SAB de CV(a)	13,014	23,225

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Grupo Lala SAB de CV(a)	9,600	14,427
Grupo Nutresa SA	11,385	94,021
IJM Plantations Bhd.	26,800	20,813
Indofood CBP Sukses Makmur Tbk. PT	54,000	33,971
Indofood Sukses Makmur Tbk. PT	131,100	77,811
Industrias Bachoco SAB de CV, Series B	7,300	28,475
IOI Corp. Bhd.	75,900	75,566
Japfa Comfeed Indonesia Tbk. PT	365,800	48,079
JBS SA	62,100	234,939
Kernel Holding SA	2,417	48,219
Khon Kaen Sugar Industry PCL, NVDR	273,504	52,433
KRBL Ltd.	2,726	15,118
Kuala Lumpur Kepong Bhd.	18,100	98,478
Lien Hwa Industrial Corp.	49,200	36,728
Lotte Confectionery Co. Ltd.	345	60,563
Lotte Food Co. Ltd.	62	33,558
M Dias Branco SA*	1,000	39,397
Maeil Dairy Industry Co. Ltd.	546	19,616
Marfrig Global Foods SA*	14,400	29,574
Minerva SA*	103,500	395,185
Namchow Chemical Industrial Co. Ltd.	17,000	34,764
Namyang Dairy Products Co. Ltd.	35	21,956
Nestle India Ltd.	759	65,466
Nestle Malaysia Bhd.	2,200	37,747
Nong Shim Holdings Co. Ltd.	48	4,502
NongShim Co. Ltd.	208	56,918
Oceana Group Ltd.	987	8,676
Orion Corp.	138	77,069
Ottogi Corp.	69	38,594
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	62,400	7,244
Pioneer Foods Group Ltd.	3,591	44,192
PPB Group Bhd.	10,300	37,810
Pulmuone Co. Ltd.	1,587	193,920
QL Resources Bhd.	38,100	37,760
Salim Ivomas Pratama Tbk. PT	3,249,900	124,130
Samyang Corp.	248	20,444
Samyang Holdings Corp.	310	27,343
Sao Martinho SA	3,000	19,514
Sawit Sumbermas Sarana Tbk. PT	15,300	1,856
SPC Samlip Co. Ltd.	191	28,105
Standard Foods Corp.	12,974	31,787
Tata Global Beverages Ltd.	7,341	13,942
Tenwow International Holdings Ltd.	621,000	182,474
Thai Union Group PCL, NVDR	117,300	69,294
Thai Vegetable Oil PCL, NVDR	15,570	18,130
Tiger Brands Ltd.	5,727	172,324
Tingyi Cayman Islands Holding Corp.(a)	66,000	75,277
Tongaat Hulett Ltd.	2,286	22,677
Ulker Biskuvi Sanayi A/S	7,590	36,589
Uni-President China Holdings Ltd.	73,000	55,884
Uni-President Enterprises Corp.	167,000	285,028
Universal Robina Corp.	27,430	89,844
Want Want China Holdings Ltd.(a)	207,000	148,327
Wei Chuan Foods Corp.*	213,000	124,691
Yashili International Holdings Ltd.	34,000	7,186

		5,547,009

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Gas Utilities - 0.4%
China Gas Holdings Ltd.	75,640	109,765
China Resources Gas Group Ltd.(a)	32,000	101,452
E1 Corp.	2,484	124,189
Empresa de Energia de Bogota SA ESP	65,205	39,995
ENN Energy Holdings Ltd.	26,000	128,671
GAIL India Ltd.	10,212	70,466
Gas Malaysia Bhd.	20,300	12,420
Great Taipei Gas Co. Ltd.	31,000	23,933
Gujarat State Petronet Ltd.	23,764	53,328
Indraprastha Gas Ltd.	4,015	55,599
Infraestructura Energetica Nova SAB de CV	18,200	80,696
Korea Gas Corp.*	2,208	87,970
Perusahaan Gas Negara Persero Tbk.	745,200	160,732
Petronas Gas Bhd.	13,800	65,051
Samchully Co. Ltd.	2,553	212,878
Towngas China Co. Ltd.*	20,000	10,929

		1,338,074

Health Care Equipment & Supplies - 0.1%
Bioteque Corp.	1,000	3,589
Boditech Med, Inc.	1,302	22,800
DIO Corp.*	666	18,110
Ginko International Co. Ltd.	2,000	19,715
Hartalega Holdings Bhd.	9,400	10,016
Huons Global Co. Ltd.	437	10,153
InBody Co. Ltd.	1,280	24,838
Interojo Co. Ltd.	868	28,831
i-SENS, Inc.	942	22,778
Lutronic Corp.	897	23,658
Microport Scientific Corp.*	11,000	8,194
Osstem Implant Co. Ltd.*	96	4,750
Pihsiang Machinery Manufacturing Co. Ltd.*	5,000	10,257
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	64,000	41,983
St Shine Optical Co. Ltd.	1,000	18,918
Suheung Co. Ltd.	550	16,778
Top Glove Corp. Bhd.	14,800	17,374
Value Added Technologies Co. Ltd.*	510	14,790
Vieworks Co. Ltd.	760	45,125
Yestar International Holdings Co. Ltd.	60,000	30,003

		392,660

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	2,124	38,509
Bangkok Chain Hospital PCL, NVDR	110,900	46,615
Bangkok Dusit Medical Services PCL, NVDR	110,400	69,608
Banmedica SA	16,561	33,067
Bumrungrad Hospital PCL, NVDR	17,200	87,441
Chabiotech Co. Ltd.*	384	3,866
China Resources Phoenix Healthcare Holdings Co. Ltd.*	7,000	9,472
Chularat Hospital PCL, NVDR	157,300	12,956
Fleury SA	3,600	43,469
Fortis Healthcare Ltd.*	9,651	26,139
IHH Healthcare Bhd.	69,000	98,138
KPJ Healthcare Bhd.	25,006	23,710
Life Healthcare Group Holdings Ltd.	42,964	107,091
Medicare Group	13,344	236,372

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Medipost Co. Ltd.*	336	15,208
Mitra Keluarga Karyasehat Tbk. PT	98,000	18,349
Netcare Ltd.	46,920	112,427
Odontoprev SA	12,500	44,548
Qualicorp SA	6,900	45,211
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	119,715	109,398
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,900	25,339
Siloam International Hospitals Tbk. PT*	25,650	22,668
Sinopharm Group Co. Ltd., Class H	39,200	179,850
Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)	62,000	51,937
Vibhavadi Medical Center PCL, NVDR	382,700	34,781

		1,496,169

Health Care Technology - 0.0%(d)
Alibaba Health Information Technology Ltd.*	40,000	18,610

Hotels, Restaurants & Leisure - 0.6%
Alsea SAB de CV	20,800	60,404
Ambassador Hotel (The)	24,000	17,955
AmRest Holdings SE*	411	33,694
Bloomberry Resorts Corp.*	100,000	15,553
Central Plaza Hotel PCL	1,600	1,693
Central Plaza Hotel PCL, NVDR	12,500	13,224
China Travel International Investment Hong Kong Ltd.	172,200	48,380
DXB Entertainments PJSC*	135,654	44,321
Emerson Pacific, Inc.*	329	8,366
Famous Brands Ltd.	5,062	54,694
Formosa International Hotels Corp.	1,311	6,943
Genting Bhd.	75,900	140,508
Genting Malaysia Bhd.	91,800	104,452
Gourmet Master Co. Ltd.	2,100	18,356
Grand Korea Leisure Co. Ltd.	1,040	16,914
Haichang Ocean Park Holdings Ltd.*(b)	134,000	30,912
Hana Tour Service, Inc.	489	30,297
Imperial Pacific International Holdings Ltd.*	1,250,000	25,775
Indian Hotels Co. Ltd. (The)	22,940	36,534
Jollibee Foods Corp.	11,730	48,462
Jubilant Foodworks Ltd.	722	9,324
Kangwon Land, Inc.	3,726	104,845
Magnum Bhd.	16,900	8,203
Mahindra Holidays & Resorts India Ltd.	4,236	26,142
Max’s Group, Inc.	17,700	9,585
Minor International PCL, NVDR	82,800	81,718
MK Restaurants Group PCL, NVDR	1,500	2,407
Modetour Network, Inc.	741	20,819
OPAP SA	9,177	81,324
Orbis SA	2,013	36,879
Paradise Co. Ltd.	1,338	15,428
Premium Leisure Corp.	289,000	8,304
Shinsegae Food Co. Ltd.	120	14,302
Sun International Ltd.	99,855	649,354
Thomas Cook India Ltd.	3,534	9,980

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Travellers International Hotel Group, Inc.	190,000	12,485
Tsogo Sun Holdings Ltd.	16,629	32,691
Wowprime Corp.	2,133	9,527
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	31,000	20,375

		1,911,129

Household Durables - 0.7%
AmTRAN Technology Co. Ltd.	62,000	44,404
Arcelik A/S	12,627	76,457
Basso Industry Corp.	3,000	8,996
Coway Co. Ltd.	1,863	140,274
Cuckoo Electronics Co. Ltd.*	79	8,770
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,700	35,818
Haier Electronics Group Co. Ltd.	69,000	121,827
Hanssem Co. Ltd.	483	86,658
Hyundai Livart Furniture Co. Ltd.	1,506	30,390
Kinpo Electronics	1,104,000	442,009
LG Electronics, Inc.	7,383	351,965
LG Electronics, Inc. (Preference)	690	15,675
MRV Engenharia e Participacoes SA	27,600	111,964
Nien Made Enterprise Co. Ltd.	2,000	18,663
PIK Group PJSC*	10,520	50,042
Skyworth Digital Holdings Ltd.	152,575	101,266
Symphony Ltd.	1,272	24,893
Tatung Co. Ltd.*	138,000	73,741
TCL Multimedia Technology Holdings Ltd.*	44,000	20,414
TTK Prestige Ltd.	202	17,151
Vestel Elektronik Sanayi ve Ticaret A/S*	7,415	12,766
Videocon Industries Ltd.*	11,388	17,465
Whirlpool of India Ltd.*	2,289	32,064
Wuxi Little Swan Co. Ltd., Class B	89,700	273,400
Yuxing InfoTech Investment Holdings Ltd.*	102,000	20,507
Zeng Hsing Industrial Co. Ltd.	4,000	20,545

		2,158,124

Household Products - 0.2%
Hindustan Unilever Ltd.	22,632	285,348
Jyothy Laboratories Ltd.	618	3,176
Kimberly-Clark de Mexico SAB de CV, Class A	55,200	99,601
Unilever Indonesia Tbk. PT	34,500	106,452
Vinda International Holdings Ltd.	7,000	13,947

		508,524

Independent Power and Renewable Electricity Producers - 1.7%
Aboitiz Power Corp.	89,737	76,096
Adani Power Ltd.*	12,059	6,443
AES Gener SA	127,863	44,011
AES Tiete Energia SA	2	2
AES Tiete Energia SA (Preference)	30	27
AES Tiete Energia SA-UNIT	5,573	25,761
Aksa Enerji Uretim A/S*	23,830	18,873
Beijing Jingneng Clean Energy Co. Ltd., Class H(a)	1,932,000	577,657
CGN New Energy Holdings Co. Ltd.	1,104,000	166,468
CGN Power Co. Ltd., Class H(b)	345,000	97,817
China Jinjiang Environment Holding Co. Ltd.*	557,600	304,764

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - (continued)
China Longyuan Power Group Corp. Ltd., Class H	207,000	170,469
China Power International Development Ltd.	245,000	88,725
China Power New Energy Development Co. Ltd.	426,000	242,665
China Resources Power Holdings Co. Ltd.	106,420	184,056
Cia Energetica de Sao Paulo (Preference), Class B	13,800	76,339
Colbun SA	138,415	26,802
Datang International Power Generation Co. Ltd., Class H	2,898,000	754,440
Electricity Generating PCL, NVDR	9,400	53,928
Enel Generacion Chile SA	107,985	69,641
Energy Development Corp.	273,600	30,018
Engie Brasil Energia SA	8,000	91,052
First Gen Corp.	131,539	59,208
Glow Energy PCL, NVDR	19,000	42,090
Huadian Fuxin Energy Corp. Ltd., Class H	2,622,000	611,626
Huadian Power International Corp. Ltd., Class H	1,656,000	706,420
Huaneng Power International, Inc., Class H	282,000	183,897
Huaneng Renewables Corp. Ltd., Class H	336,000	105,225
JSW Energy Ltd.	24,223	21,779
Lopez Holdings Corp.	1,925,100	306,376
Malakoff Corp. Bhd.	105,400	30,458
NHPC Ltd.	168,153	71,752
NTPC Ltd.	68,034	172,830
Ratchaburi Electricity Generating Holding PCL, NVDR	21,400	30,997
Reliance Power Ltd.*	43,613	28,799
Renova Energia SA	2,400	4,677
SPCG PCL, NVDR	372,800	224,464
Superblock PCL, NVDR*	243,200	10,015

		5,716,667

Industrial Conglomerates - 1.8%
Aamal Co.*	2,724	11,206
Aboitiz Equity Ventures, Inc.	68,620	102,451
Aditya Birla Nuvo Ltd.	1,453	29,024
Alfa SAB de CV, Class A	110,400	143,898
Alliance Global Group, Inc.	95,100	23,964
ALUKO Co. Ltd.	38,571	177,239
AntarChile SA	9,108	100,029
Beijing Enterprises Holdings Ltd.	36,500	182,515
Berli Jucker PCL	500	710
Berli Jucker PCL, NVDR	40,900	58,080
Bidvest Group Ltd. (The)	9,020	106,099
Boustead Holdings Bhd.	78,120	47,265
CITIC Ltd.	483,000	718,336
CJ Corp.	483	75,852
DMCI Holdings, Inc.	117,300	30,453
Dogan Sirketler Grubu Holding A/S*	43,291	9,632
Doosan Corp.	924	83,487
Enka Insaat ve Sanayi A/S	44,574	67,770
Far Eastern New Century Corp.	276,000	228,929
Fosun International Ltd.(a)	172,500	263,218
Grupo Carso SAB de CV, Series A1	13,800	55,703
Grupo Industrial Saltillo SAB de CV	7,300	12,307

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Industrial Conglomerates - (continued)
Grupo KUO SAB de CV, Series B	14,400	22,889
Hanwha Corp.	3,070	92,990
HAP Seng Consolidated Bhd.	12,800	25,140
Harim Holdings Co. Ltd.	31,027	106,396
Hosken Consolidated Investments Ltd.(a)	50,232	499,339
Industries Qatar QSC	5,199	163,484
JG Summit Holdings, Inc.	110,620	165,157
KAP Industrial Holdings Ltd.	19,548	11,311
KOC Holding A/S	35,673	143,529
Kolon Corp.	6,417	307,018
LG Corp.	9,177	467,497
LT Group, Inc.	54,200	14,267
MMC Corp. Bhd.	34,200	18,067
Mytilineos Holdings SA*	6,072	42,259
Quinenco SA	36,227	98,077
Reunert Ltd.	5,407	27,320
Samsung C&T Corp.	3,105	336,658
San Miguel Corp.	35,880	70,657
Shanghai Industrial Holdings Ltd.	36,000	97,199
Siemens Ltd.	1,779	30,066
Sigdo Koppers SA	23,951	30,770
Sime Darby Bhd.	91,978	185,015
SK Holdings Co. Ltd.	1,292	240,700
SM Investments Corp.	15,180	210,473
Turkiye Sise ve Cam Fabrikalari A/S	31,664	33,884
Yazicilar Holding A/S, Class A	4,309	16,972

		5,985,301

Insurance - 2.8%
Allianz Malaysia Bhd.	48,300	117,765
Anadolu Hayat Emeklilik A/S	10,968	15,688
Bajaj Finserv Ltd.	1,206	57,698
Bangkok Life Assurance PCL, NVDR	13,540	18,747
BB Seguridade Participacoes SA	24,800	220,054
Cathay Financial Holding Co. Ltd.	621,000	941,029
China Life Insurance Co. Ltd.	276,000	269,432
China Life Insurance Co. Ltd., Class H	253,000	702,656
China Pacific Insurance Group Co. Ltd., Class H	96,600	346,096
China Reinsurance Group Corp., Class H	414,000	95,505
China Taiping Insurance Holdings Co. Ltd.*(a)	96,600	213,135
Discovery Ltd.(a)	13,317	113,679
Dongbu Insurance Co. Ltd.	3,795	192,999
Hanwha General Insurance Co. Ltd.	41,124	245,236
Hanwha Life Insurance Co. Ltd.	20,944	116,065
Hyundai Marine & Fire Insurance Co. Ltd.	4,084	105,781
KB Insurance Co. Ltd.	2,786	58,976
Korean Reinsurance Co.	10,419	97,277
Liberty Holdings Ltd.	6,103	49,802
LPI Capital Bhd.	12,306	47,563
Max Financial Services Ltd.	2,832	23,570
Mercuries & Associates Holding Ltd.	360,500	264,515
Meritz Fire & Marine Insurance Co. Ltd.	1,700	22,016
Mirae Asset Life Insurance Co. Ltd.	70,587	359,586
MMI Holdings Ltd.(a)	66,117	121,149
New China Life Insurance Co. Ltd., Class H	55,200	268,198

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	552,000	216,266
PICC Property & Casualty Co. Ltd., Class H	333,634	508,232
Ping An Insurance Group Co. of China Ltd., Class H	365,000	1,886,305
Porto Seguro SA	3,700	30,913
Powszechny Zaklad Ubezpieczen SA	23,046	202,754
Qatar Insurance Co. SAQ	4,554	107,057
Rand Merchant Investment Holdings Ltd.	35,121	101,403
Samsung Fire & Marine Insurance Co. Ltd.	1,380	319,439
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	108	17,286
Samsung Life Insurance Co. Ltd.	2,967	283,398
Sanlam Ltd.	58,167	280,436
Santam Ltd.	665	11,846
Shin Kong Financial Holding Co. Ltd.*	690,000	176,759
Sul America SA	17,061	100,833
Syarikat Takaful Malaysia Bhd.	19,900	18,689
Tongyang Life Insurance Co. Ltd.	1,754	15,999

		9,361,832

Internet & Direct Marketing Retail - 0.0%(d)
B2W Cia Digital*	5,926	22,608
CJ O Shopping Co. Ltd.	279	38,605
Cogobuy Group*(b)	10,000	13,661
GS Home Shopping, Inc.	85	13,224
Hyundai Home Shopping Network Corp.	35	3,268
Interpark Corp.	1,402	11,039
Interpark Holdings Corp.	1,875	7,632
NS Shopping Co. Ltd.	69	8,936

		118,973

Internet Software & Services - 1.8%
Addcn Technology Co. Ltd.	1,341	8,299
Ahnlab, Inc.	620	33,292
Daou Technology, Inc.	2,046	31,251
HC International, Inc.*	40,000	32,941
Info Edge India Ltd.	1,000	12,145
Kakao Corp.	1,104	73,815
NAVER Corp.	966	630,090
PChome Online, Inc.	5,427	44,755
SINA Corp.*	2,200	153,384
Sohu.com, Inc.*	1,700	67,439
Tencent Holdings Ltd.	181,800	4,789,051
Tian Ge Interactive Holdings Ltd.*(b)	48,000	29,013

		5,905,475

IT Services - 0.9%
Chinasoft International Ltd.*	118,000	56,876
Cielo SA	34,500	290,548
eClerx Services Ltd.	1,429	31,836
EOH Holdings Ltd.	3,031	32,986
HCL Technologies Ltd.	20,838	249,138
Hexaware Technologies Ltd.	12,753	36,570
HNA Holding Group Co. Ltd.*	310,000	11,786
Infosys Ltd.	66,378	908,521
Kginicis Co. Ltd.	1,317	12,806
Mindtree Ltd.	1,955	12,981
Mphasis Ltd.	1,440	11,870
My EG Services Bhd.	13,800	4,954

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
NHN KCP Corp.*	970	10,434
Persistent Systems Ltd.	4,942	43,308
Posco ICT Co. Ltd.	4,677	23,021
Samsung SDS Co. Ltd.	1,449	157,107
SONDA SA	7,485	12,220
Systex Corp.	16,000	30,881
Tata Consultancy Services Ltd.	15,318	503,443
Tech Mahindra Ltd.	16,698	111,295
TravelSky Technology Ltd., Class H	20,000	45,107
Vakrangee Ltd.	11,745	52,904
Wipro Ltd.	23,460	158,371

		2,808,963

Leisure Products - 0.1%
Giant Manufacturing Co. Ltd.	11,000	71,939
Goodbaby International Holdings Ltd.	48,000	20,909
HLB, Inc.*	2,583	31,896
Johnson Health Tech Co. Ltd.	9,090	13,165
KMC Kuei Meng International, Inc.	2,158	8,778
Merida Industry Co. Ltd.	7,350	38,103
Topkey Corp.	9,192	30,790

		215,580

Life Sciences Tools & Services - 0.0%(d)
Divi’s Laboratories Ltd.	4,078	42,081

Machinery - 1.2%
AIA Engineering Ltd.	1,599	31,920
Airtac International Group	6,494	53,761
Ashok Leyland Ltd.	61,962	82,881
BEML Ltd.	768	13,627
China Conch Venture Holdings Ltd.	69,000	132,854
China International Marine Containers Group Co. Ltd., Class H	49,992	74,865
CIMC Enric Holdings Ltd.	566,000	317,307
CRRC Corp. Ltd., Class H(a)	138,000	134,988
CSBC Corp. Taiwan	24,000	10,604
CSSC Offshore and Marine Engineering Group Co. Ltd., Class H	276,000	529,281
Cummins India Ltd.	2,089	25,832
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*(c)	502	19,353
Doosan Infracore Co. Ltd.*	9,384	69,445
Eicher Motors Ltd.	483	163,943
Haitian International Holdings Ltd.	30,000	61,165
Hanjin Heavy Industries & Construction Co. Ltd.*	57,477	148,131
Hiwin Technologies Corp.	9,772	50,191
Hy-Lok Corp.	601	10,214
Hyundai Elevator Co. Ltd.	547	27,677
Hyundai Heavy Industries Co. Ltd.*	1,656	188,813
Hyundai Mipo Dockyard Co. Ltd.*	388	19,165
Hyundai Rotem Co. Ltd.*	1,857	30,282
King Slide Works Co. Ltd.	3,000	39,862
Kinik Co.	18,000	36,981
Lakshmi Machine Works Ltd.	148	8,341
Lonking Holdings Ltd.	186,000	49,141
Marcopolo SA (Preference)*	14,700	13,459
Otokar Otomotiv Ve Savunma Sanayi A.S.	706	25,189
Rechi Precision Co. Ltd.	228,969	235,938
Samsung Heavy Industries Co. Ltd.*	10,121	90,576
San Shing Fastech Corp.	4,400	7,440

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Sany Heavy Equipment International Holdings Co. Ltd.*	164,000	29,379
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	213,900	464,163
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	93,000	46,407
Shin Zu Shing Co. Ltd.	1,000	2,830
Sinotruk Hong Kong Ltd.	11,000	8,307
SKF India Ltd.	1,144	21,643
Syncmold Enterprise Corp.	138,000	277,796
Thermax Ltd.	2,214	26,311
Turk Traktor ve Ziraat Makineleri A/S	923	19,216
WEG SA*	27,600	139,604
Weichai Power Co. Ltd., Class H(a)	32,000	56,912
Yungtay Engineering Co. Ltd.	16,000	22,867

		3,818,661

Marine - 1.0%
Cia Sud Americana de Vapores SA*	11,259,696	337,057
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,242,000	688,279
COSCO SHIPPING Holdings Co. Ltd., Class H*(a)	2,553,000	957,455
Evergreen Marine Corp. Taiwan Ltd.*	138,000	56,792
Grindrod Ltd.	19,248	20,205
Hyundai Merchant Marine Co. Ltd.*	4,830	31,920
Korea Line Corp.*	13,593	212,884
MISC Bhd.	41,400	68,603
Qatar Navigation QSC	4,002	102,544
Sincere Navigation Corp.	33,000	22,108
Sinotrans Shipping Ltd.*	1,276,500	261,573
Thoresen Thai Agencies PCL, NVDR	46,419	12,920
U-Ming Marine Transport Corp.	33,000	28,740
Wan Hai Lines Ltd.	32,000	17,763
Wisdom Marine Lines Co. Ltd.*	345,000	338,440
Yang Ming Marine Transport Corp.*	72,000	12,840

		3,170,123

Media - 1.3%
Alibaba Pictures Group Ltd.*(a)	240,000	40,519
Astro Malaysia Holdings Bhd.	55,200	33,896
BEC World PCL, NVDR	28,400	14,277
Cheil Worldwide, Inc.	1,603	25,588
CJ CGV Co. Ltd.	240	16,398
CJ E&M Corp.	691	52,029
Cyfrowy Polsat SA*	11,247	67,999
Dish TV India Ltd.*	17,517	21,675
Global Mediacom Tbk. PT	6,210,000	279,049
Grupo Televisa SAB	82,800	370,951
Hyundai Hy Communications & Network Co. Ltd.	44,919	151,521
IHQ, Inc.*	5,251	8,404
IMAX China Holding, Inc.*(b)	1,900	8,840
Innocean Worldwide, Inc.	410	20,463
KT Skylife Co. Ltd.	2,187	30,299
Loen Entertainment, Inc.	236	15,759
Major Cineplex Group PCL, NVDR	25,300	23,173
Media Nusantara Citra Tbk. PT	246,500	31,291
Megacable Holdings SAB de CV	6,900	22,012
MNC Investama Tbk. PT*	19,782,300	208,898
Multiplus SA	3,500	39,590
Naspers Ltd., Class N(a)	14,724	2,335,130

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Network 18 Media & Investments Ltd.*	27,440	14,419
Phoenix Satellite Television Holdings Ltd.	20,000	3,480
Plan B Media PCL, NVDR	68,200	12,300
PVR Ltd.	2,583	46,821
SBS Media Holdings Co. Ltd.	8,899	20,255
SHOWBOX Corp.	1,985	9,104
SM Entertainment Co.*	143	2,818
SMI Holdings Group Ltd.	256,014	24,086
Smiles SA	3,400	56,208
Star Media Group Bhd.	20,000	10,385
Surya Citra Media Tbk. PT	127,049	26,832
TV18 Broadcast Ltd.*	39,466	21,087
VGI Global Media PCL, NVDR	70,796	10,657
Wisdom Sports Group*	71,000	20,771
Woongjin Thinkbig Co. Ltd.*	25,599	206,625
YG Entertainment, Inc.	947	21,350
Zee Entertainment Enterprises Ltd.	18,285	131,831

		4,456,790

Metals & Mining - 3.9%
African Rainbow Minerals Ltd.	5,764	51,525
Alrosa PJSC	84,801	149,135
Aluminum Corp. of China Ltd., Class H*(a)	194,000	100,508
Aneka Tambang Persero Tbk. PT*	522,310	31,294
Anglo American Platinum Ltd.*	1,650	42,997
AngloGold Ashanti Ltd.*	15,387	193,924
Assore Ltd.	1,776	36,469
Bradespar SA (Preference)*	6,900	45,628
CAP SA	73,002	673,252
China Hongqiao Group Ltd.(a)	103,500	106,710
China Metal Products	276,000	276,916
China Metal Recycling Holdings Ltd.*(c)	51,000	-
China Molybdenum Co. Ltd., Class H	172,200	50,155
China Steel Corp.	414,000	334,148
China Zhongwang Holdings Ltd.	53,200	23,585
Chinalco Mining Corp. International*	128,000	22,435
Chung Hung Steel Corp.*	828,000	282,639
Cia Minera Milpo SAA	41,416	42,659
Cia Siderurgica Nacional SA*	45,300	166,340
Dongkuk Steel Mill Co. Ltd.	6,788	71,262
Eregli Demir ve Celik Fabrikalari TAS	112,992	173,887
Ezz Steel*	17,574	16,786
Feng Hsin Steel Co. Ltd.	26,000	39,731
Gerdau SA	12,700	34,844
Gerdau SA (Preference)	26,282	101,938
Gloria Material Technology Corp.	483,000	323,582
Gold Fields Ltd.	52,049	178,272
Grupa Kety SA	245	26,331
Grupo Mexico SAB de CV, Series B	117,300	353,356
Harmony Gold Mining Co. Ltd.	24,613	61,733
Hindalco Industries Ltd.	57,684	161,502
Honbridge Holdings Ltd.*	112,000	10,104
Hyundai Steel Co.	5,877	294,330
Impala Platinum Holdings Ltd.*	21,860	86,662
Industrias Penoles SAB de CV	3,105	73,755
Jastrzebska Spolka Weglowa SA*	1,794	30,033
Jenax, Inc.*	705	11,830
Jiangxi Copper Co. Ltd., Class H	39,000	67,653

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Jindal Steel & Power Ltd.*	330,314	389,492
JSW Steel Ltd.	31,050	90,685
KGHM Polska Miedz SA	4,830	149,572
KISCO Corp.	3,864	119,036
KISWIRE Ltd.	6,486	224,925
Korea Zinc Co. Ltd.	414	174,563
Koza Altin Isletmeleri A/S*	3,880	18,232
Krakatau Steel Persero Tbk. PT*	3,486,233	194,514
Kumba Iron Ore Ltd.*	1,216	18,673
Magnitogorsk Iron & Steel OJSC	66,339	43,427
Mechel PJSC*	187,059	578,919
Mechel PJSC (Preference)	48,300	128,820
Metalurgica Gerdau SA (Preference)*	41,400	73,970
Minera Frisco SAB de CV, Class A1*	30,500	25,019
MMC Norilsk Nickel PJSC	1,440	230,699
MMC Norilsk Nickel PJSC, ADR	8,400	135,828
MMG Ltd.*	132,000	44,060
MOIL Ltd.	5,400	27,997
National Aluminium Co. Ltd.	27,956	30,925
Nickel Asia Corp.	101,064	13,810
NMDC Ltd.	18,561	39,354
Northam Platinum Ltd.*	6,118	23,215
Novolipetsk Steel PJSC	59,064	116,009
Philex Mining Corp.	66,900	12,408
Poongsan Corp.	2,070	77,485
Poongsan Holdings Corp.	3,657	151,995
POSCO	5,727	1,335,528
Press Metal Bhd.	47,960	22,196
Seah Besteel Corp.	761	16,273
SeAH Steel Corp.	3,588	333,451
Severstal PJSC	9,684	153,067
Severstal PJSC, GDR	2,805	44,459
Shougang Fushan Resources Group Ltd.	138,000	27,033
Sibanye Gold Ltd.	27,531	61,843
Stalprodukt SA	1,587	235,611
Steel Authority of India Ltd.*	35,722	33,461
TA Chen Stainless Pipe*	63,860	36,976
Tata Steel Ltd.	8,041	54,881
Ton Yi Industrial Corp.	46,000	21,719
Tung Ho Steel Enterprise Corp.	32,000	21,693
Usinas Siderurgicas de Minas Gerais SA*	6,900	18,141
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A*	14,700	24,535
Vale Indonesia Tbk. PT*	129,900	23,057
Vale SA*	41,400	423,549
Vale SA (Preference)*	69,000	670,158
Vedanta Ltd.	78,039	291,129
Volcan Cia Minera SAA, Class B	2,443,221	610,526
Yeong Guan Energy Technology Group Co. Ltd.	87,425	290,059
Yieh Phui Enterprise Co. Ltd.*	158,702	63,033
Young Poong Corp.	69	64,719
Zhaojin Mining Industry Co. Ltd., Class H	47,000	41,492
Zijin Mining Group Co. Ltd., Class H	278,000	93,869

		12,894,000

Multiline Retail - 0.6%
Aeon Co. M Bhd.	10,800	5,779
El Puerto de Liverpool SAB de CV, Class C1	8,450	53,555

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multiline Retail - (continued)
Far Eastern Department Stores Ltd.	57,012	29,464
Golden Eagle Retail Group Ltd.	14,000	20,280
Gwangju Shinsegae Co. Ltd.	433	90,170
Hyundai Department Store Co. Ltd.	1,173	97,102
Intime Retail Group Co. Ltd.	81,000	100,319
Lojas Americanas SA	5,250	21,948
Lojas Americanas SA (Preference)	27,600	146,799
Lojas Renner SA	20,700	157,153
Lotte Shopping Co. Ltd.	577	112,461
Matahari Department Store Tbk. PT	99,100	109,658
Poya International Co. Ltd.	4,120	50,274
Ripley Corp. SA	884,511	531,375
Robinson Department Store PCL, NVDR	6,500	10,707
SACI Falabella	38,295	311,656
Shinsegae, Inc.	483	73,150
Taiwan FamilyMart Co. Ltd.	2,000	13,271
Woolworths Holdings Ltd.	27,535	151,463

		2,086,584

Multi-Utilities - 0.1%
Qatar Electricity & Water Co. QSC	1,119	71,020
Tianjin Development Holdings Ltd.	338,000	186,003
YTL Corp. Bhd.	248,400	85,239
YTL Power International Bhd.	311,960	100,712

		442,974

Oil, Gas & Consumable Fuels - 5.9%
Adaro Energy Tbk. PT	545,100	69,196
Bangchak Petroleum PCL (The), NVDR	10,400	10,412
Banpu PCL, NVDR	34,300	18,899
Bashneft PJSC	2,248	151,517
Bashneft PJSC (Preference)	2,346	53,163
Bharat Petroleum Corp. Ltd.	16,284	163,608
Cairn India Ltd.	14,610	59,543
Chennai Petroleum Corp. Ltd.	35,535	172,738
China Coal Energy Co. Ltd., Class H*	138,000	72,385
China Petroleum & Chemical Corp., Class H	828,000	662,669
China Shenhua Energy Co. Ltd., Class H	241,500	514,787
CNOOC Ltd.	552,000	700,017
Coal India Ltd.	47,127	214,779
Cosan SA Industria e Comercio	6,900	88,338
Dana Gas PJSC*	358,869	52,762
Ecopetrol SA*	333,960	157,352
Empresas COPEC SA	18,285	187,726
Energy Absolute PCL, NVDR	80,400	65,078
Esso Thailand PCL, NVDR*	1,146,900	374,591
Exxaro Resources Ltd.(a)	11,522	90,877
Formosa Petrochemical Corp.	69,000	234,432
Gazprom PJSC	723,687	1,803,704
Gazprom PJSC, ADR	73,857	365,223
Great Eastern Shipping Co. Ltd. (The)	45,540	260,876
Grupa Lotos SA*	2,046	19,253
GS Holdings Corp.	3,588	157,463
Hankook Shell Oil Co. Ltd.	56	20,552
Hindustan Petroleum Corp. Ltd.	26,703	205,197
Indian Oil Corp. Ltd.	32,430	175,140
Indo Tambangraya Megah Tbk. PT	338,100	379,817
Inner Mongolia Yitai Coal Co. Ltd., Class B	34,500	34,776
IRPC PCL, NVDR	524,700	77,490

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Kunlun Energy Co. Ltd.(a)	276,000	221,245
Lubelski Wegiel Bogdanka SA*	588	9,545
LUKOIL PJSC	31,050	1,740,982
Mangalore Refinery & Petrochemicals Ltd.*	8,266	11,903
MOL Hungarian Oil & Gas plc	4,278	301,748
Motor Oil Hellas Corinth Refineries SA	4,899	70,415
Novatek PJSC	22,425	283,488
Oil & Natural Gas Corp. Ltd.	147,239	439,579
Oil India Ltd.	12,537	60,917
PetroChina Co. Ltd., Class H	690,000	553,113
Petroleo Brasileiro SA*	103,500	532,727
Petroleo Brasileiro SA (Preference)*	138,000	658,971
Petron Corp.	140,600	26,247
Petronas Dagangan Bhd.	8,500	45,172
Petronet LNG Ltd.	12,558	69,218
Polski Koncern Naftowy ORLEN SA	20,181	409,471
Polskie Gornictwo Naftowe i Gazownictwo SA	127,719	175,251
PTT Exploration & Production PCL	469	1,305
PTT Exploration & Production PCL, NVDR	54,731	152,333
PTT PCL, NVDR	62,100	712,536
Qatar Fuel QSC	930	41,121
Qatar Gas Transport Co. Ltd.	6,510	42,926
Reliance Industries Ltd.	53,061	817,442
Rosneft Oil Co. PJSC	80,565	536,983
Rosneft Oil Co. PJSC, GDR	3,546	23,421
Semirara Mining & Power Corp.	12,450	33,824
Sinopec Kantons Holdings Ltd.	966,000	475,571
SK Gas Ltd.	525	48,791
SK Innovation Co. Ltd.	4,416	596,603
S-Oil Corp.	2,898	202,244
Star Petroleum Refining PCL, NVDR	131,100	46,170
Sugih Energy Tbk. PT*(c)	1,624,400	13,869
Surgutneftegas OJSC	512,466	275,830
Surgutneftegas OJSC, ADR	17,091	91,522
Surgutneftegas OJSC (Preference)	401,107	229,240
Surgutneftegas OJSC (Preference), ADR	12,172	69,198
Tambang Batubara Bukit Asam Persero Tbk. PT	19,000	16,506
Tatneft PJSC	71,571	484,300
Tatneft PJSC, ADR	6,184	251,070
Tatneft PJSC (Preference)	9,729	36,502
Thai Oil PCL, NVDR	62,100	126,546
Transneft PJSC (Preference)	114	387,409
Tupras Turkiye Petrol Rafinerileri A/S	8,694	188,717
Ultrapar Participacoes SA	14,900	313,400
United Tractors Tbk. PT	48,300	79,038

		19,518,769

Paper & Forest Products - 0.9%
Chung Hwa Pulp Corp.	84,171	26,611
Dongwha Enterprise Co. Ltd.	3,588	101,116
Duratex SA*	17,374	41,648
Empresas CMPC SA	51,828	112,373
Fibria Celulose SA	6,900	64,427
Hansol Holdings Co. Ltd.*	32,844	174,380
Hansol Paper Co. Ltd.	13,898	243,971
Lee & Man Paper Manufacturing Ltd.	138,000	124,673

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Paper & Forest Products - (continued)
Long Chen Paper Co. Ltd.	561,727	440,837
Masisa SA	2,586,051	126,687
Mondi Ltd.	4,692	103,054
Nine Dragons Paper Holdings Ltd.	97,000	112,259
Sappi Ltd.(a)	30,843	198,077
Shandong Chenming Paper Holdings Ltd., Class B	476,100	506,205
Shandong Chenming Paper Holdings Ltd., Class H	241,500	277,001
Suzano Papel e Celulose SA (Preference), Class A	34,500	146,974
YFY, Inc.	69,000	23,994

		2,824,287

Personal Products - 0.5%
Able C&C Co. Ltd.	536	8,602
Amorepacific Corp.	1,173	319,973
Amorepacific Corp. (Preference)	345	53,289
AMOREPACIFIC Group	1,035	120,680
AMOREPACIFIC Group (Preference)	558	27,850
Bajaj Corp. Ltd.	4,145	22,795
Chlitina Holding Ltd.	1,000	4,674
Colgate-Palmolive India Ltd.	1,572	20,567
Cosmax BTI, Inc.	48	1,345
Cosmax, Inc.	236	26,604
Dabur India Ltd.	16,008	65,122
Emami Ltd.	1,351	20,526
Gillette India Ltd.	152	9,449
Godrej Consumer Products Ltd.	4,140	96,435
Hengan International Group Co. Ltd.(a)	24,512	201,388
It’s Skin Co. Ltd.	496	16,155
Karex Bhd.	34,950	19,016
Korea Kolmar Co. Ltd.	240	14,312
Korea Kolmar Holdings Co. Ltd.	443	10,102
Leaders Cosmetics Co. Ltd.*	738	11,685
LG Household & Health Care Ltd.	345	260,954
LG Household & Health Care Ltd. (Preference)	64	29,134
Marico Ltd.	17,126	64,937
Microbio Co. Ltd.*	45,365	32,273
Natura Cosmeticos SA	6,900	55,433
NUTRIBIOTECH Co. Ltd.*	434	20,802
Procter & Gamble Hygiene & Health Care Ltd.	207	21,217

		1,555,319

Pharmaceuticals - 1.1%
Abbott India Ltd.	185	12,003
Ajanta Pharma Ltd.	1,415	35,544
Aspen Pharmacare Holdings Ltd.(a)	9,453	215,988
Aurobindo Pharma Ltd.	8,382	84,234
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	34,000	46,097
Binex Co. Ltd.*	1,673	22,314
Boryung Pharmaceutical Co. Ltd.	343	15,348
Bukwang Pharmaceutical Co. Ltd.	1,207	23,369
Cadila Healthcare Ltd.	7,540	38,959
Celltrion Pharm, Inc.*	1,367	25,467
Center Laboratories, Inc.*	21,086	40,496
China Medical System Holdings Ltd.	39,000	63,933
China Traditional Chinese Medicine Holdings Co. Ltd.	138,000	65,271

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Chong Kun Dang Pharmaceutical Corp.	331	27,913
Chongkundang Holdings Corp.	2,555	129,938
Cipla Ltd.	9,522	80,750
CMG Pharmaceutical Co. Ltd.*	6,346	16,464
Consun Pharmaceutical Group Ltd.	39,000	19,049
CSPC Pharmaceutical Group Ltd.	138,000	155,797
Dae Hwa Pharmaceutical Co. Ltd.	480	8,467
Daewoong Pharmaceutical Co. Ltd.	266	15,611
Dawnrays Pharmaceutical Holdings Ltd.	36,000	22,038
Dong-A Socio Holdings Co. Ltd.	143	15,443
Dong-A ST Co. Ltd.	271	20,615
DongKook Pharmaceutical Co. Ltd.	450	21,646
Dr Reddy’s Laboratories Ltd.	3,256	144,877
Genomma Lab Internacional SAB de CV, Class B*	6,900	7,272
GlaxoSmithKline Pharmaceuticals Ltd.	690	27,705
Glenmark Pharmaceuticals Ltd.	6,559	86,414
Hanall Biopharma Co. Ltd.*	1,329	13,380
Hanmi Pharm Co. Ltd.*	209	51,796
Hanmi Science Co. Ltd.*	979	48,609
Hua Han Health Industry Holdings Ltd.*(c)	3,780,000	258,192
Hypermarcas SA	13,800	122,625
Il Dong Pharmaceutical Co. Ltd.	11,005	169,512
Ilyang Pharmaceutical Co. Ltd.	240	7,703
Ipca Laboratories Ltd.*	4,898	38,609
Jeil Pharmaceutical Co.	310	16,005
Jubilant Life Sciences Ltd.	4,445	43,988
JW Holdings Corp.	1,567	10,329
JW Pharmaceutical Corp.	521	19,569
JW Shinyak Corp.	2,356	14,090
Kalbe Farma Tbk. PT	828,000	89,916
Kolon Life Science, Inc.	108	9,990
Komipharm International Co. Ltd.*	1,794	47,548
Kwang Dong Pharmaceutical Co. Ltd.	5,491	39,029
Kyongbo Pharmaceutical Co. Ltd.	8,970	100,344
Lupin Ltd.	7,812	169,343
Luye Pharma Group Ltd.	67,500	44,714
Natco Pharma Ltd.	3,518	35,826
Piramal Enterprises Ltd.	2,484	61,792
Richter Gedeon Nyrt.	4,002	86,190
Schnell Biopharmaceuticals, Inc.*	6,138	18,434
Sihuan Pharmaceutical Holdings Group Ltd.	207,000	61,091
Sino Biopharmaceutical Ltd.	138,000	109,378
SSY Group Ltd.	140,165	45,160
Strides Shasun Ltd.	2,027	32,747
Sun Pharma Advanced Research Co. Ltd.*	1,560	6,999
Sun Pharmaceutical Industries Ltd.	33,465	311,492
Torrent Pharmaceuticals Ltd.	375	7,185
TTY Biopharm Co. Ltd.	7,686	25,010
TWi Pharmaceuticals, Inc.*	3,000	9,504
Wockhardt Ltd.	1,465	13,979
Yuhan Corp.	362	58,719
Yungjin Pharmaceutical Co. Ltd.*	5,316	33,028
YungShin Global Holding Corp.	13,650	19,770

		3,740,617

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Professional Services - 0.0%(d)
Sporton International, Inc.	6,300	35,172

Real Estate Management & Development - 5.8%
8990 Holdings, Inc.	1,845,600	270,730
Agile Group Holdings Ltd.	57,750	30,961
Alam Sutera Realty Tbk. PT*	6,900	197
Aldar Properties PJSC	197,653	137,764
AP Thailand PCL, NVDR	795,900	167,272
Attacq Ltd.*(a)	682,565	911,437
Ayala Land, Inc.	200,100	142,943
Bangkok Land PCL, NVDR	9,687,600	522,762
Barwa Real Estate Co.	6,598	63,149
Belle Corp.	96,000	6,250
BR Malls Participacoes SA*	16,850	78,586
BR Properties SA*	2,677	6,783
Bumi Serpong Damai Tbk. PT	560,100	76,763
C C Land Holdings Ltd.	124,000	37,715
Carnival Group International Holdings Ltd.*	409,223	51,685
Cathay Real Estate Development Co. Ltd.*	16,100	9,579
Central China Real Estate Ltd.	560,016	124,859
Central Pattana PCL, NVDR	29,600	47,498
China Aoyuan Property Group Ltd.	1,311,000	297,365
China Electronics Optics Valley Union Holding Co. Ltd.*	2,448,000	265,012
China Evergrande Group(a)	207,000	144,859
China Jinmao Holdings Group Ltd.	176,000	51,943
China Merchants Land Ltd.	1,130,000	160,194
China New City Commercial Development Ltd.*	408,000	106,215
China Oceanwide Holdings Ltd.*	202,000	20,826
China Overseas Grand Oceans Group Ltd.*	897,000	300,566
China Overseas Land & Investment Ltd.	310,000	916,894
China Resources Land Ltd.	199,777	497,940
China SCE Property Holdings Ltd.	1,380,000	442,846
China South City Holdings Ltd.	112,000	24,105
China Vanke Co. Ltd., Class H	90,114	229,949
China Vast Industrial Urban Development Co. Ltd.(b)	483,000	191,722
Chong Hong Construction Co. Ltd.	207,000	429,241
CIFI Holdings Group Co. Ltd.	293,149	82,738
Ciputra Development Tbk. PT	399,249	39,469
Colour Life Services Group Co. Ltd.*	47,000	30,892
Corp. Inmobiliaria Vesta SAB de CV	29,500	32,710
Country Garden Holdings Co. Ltd.(a)	552,000	317,284
DAMAC Properties Dubai Co. PJSC	109,227	80,294
Deyaar Development PJSC*	167,706	28,538
DLF Ltd.	5,566	11,071
Dongwon Development Co. Ltd.	6,017	21,099
DoubleDragon Properties Corp.*	42,720	44,252
Eastern & Oriental Bhd.	59,774	22,671
Echo Investment SA	13,632	19,216
Eco World Development Group Bhd.*	80,600	26,566
Emaar Malls PJSC	108,569	74,785
Emaar Properties PJSC	125,097	253,062
Ezdan Holding Group QSC	22,662	93,542
Fantasia Holdings Group Co. Ltd.*	1,345,500	166,468

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Farglory Land Development Co. Ltd.	9,000	10,638
Filinvest Land, Inc.	8,625,000	280,770
Fullshare Holdings Ltd.	207,500	87,714
Future Land Development Holdings Ltd.	1,424,000	321,161
Gemdale Properties & Investment Corp. Ltd.	4,554,000	287,583
Globe Trade Centre SA*	11,472	24,372
Godrej Properties Ltd.*	3,326	16,210
Goldin Properties Holdings Ltd.*	44,000	38,957
Greenland Hong Kong Holdings Ltd.*	690,000	153,840
Greentown China Holdings Ltd.*	25,500	21,066
Guangzhou R&F Properties Co. Ltd., Class H(a)	82,800	106,497
Guorui Properties Ltd.	11,000	3,757
Hanson International Tbk. PT*	1,618,075	18,420
Highwealth Construction Corp.	69,000	102,688
Hongkong Land Holdings Ltd.	41,400	279,450
Hopson Development Holdings Ltd.	24,000	21,249
Housing Development & Infrastructure Ltd.*	289,731	266,478
Huaku Development Co. Ltd.	248,000	485,778
Huang Hsiang Construction Corp.	107,000	131,420
Hung Poo Real Estate Development Corp.	207,000	170,046
Hung Sheng Construction Ltd.	414,000	254,903
Iguatemi Empresa de Shopping Centers SA	4,800	45,475
Indiabulls Real Estate Ltd.*	264,891	294,388
IOI Properties Group Bhd.	54,100	26,137
Joy City Property Ltd.	186,000	23,971
Kindom Construction Corp.	345,000	214,621
Korea Real Estate Investment & Trust Co. Ltd.	9,438	22,537
KWG Property Holding Ltd.	46,418	26,800
Land & Houses PCL, NVDR	104,100	28,679
Lippo Karawaci Tbk. PT	997,100	54,886
Logan Property Holdings Co. Ltd.	38,000	15,476
Longfor Properties Co. Ltd.	72,000	104,112
LPN Development PCL, NVDR	476,100	162,261
LSR Group PJSC	3,105	51,713
Mah Sing Group Bhd.	1,224,410	411,868
MAS Real Estate, Inc.	1,983	3,286
MBK PCL, NVDR	696,900	290,952
Medinet Nasr Housing*	10,580	10,848
Megaworld Corp.	413,000	30,457
Mingfa Group International Co. Ltd.*(c)	36,000	8,769
Multiplan Empreendimentos Imobiliarios SA*	2,700	53,606
New Europe Property Investments plc	12,312	143,396
Oberoi Realty Ltd.	1,621	7,437
Pakuwon Jati Tbk. PT	1,135,700	47,631
Palm Hills Developments SAE	56,092	8,495
Parque Arauco SA	14,904	36,174
Poly Property Group Co. Ltd.*(a)	71,000	27,725
Powerlong Real Estate Holdings Ltd.	138,000	40,728
Prestige Estates Projects Ltd.	10,540	25,719
Prince Housing & Development Corp.	1,173,000	391,050
Quality Houses PCL, NVDR	4,028,125	302,024
Radium Life Tech Co. Ltd.*	621,000	188,602

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Red Star Macalline Group Corp. Ltd., Class H(b)	1,062,600	1,069,536
Redco Properties Group Ltd.*(b)	112,000	47,633
Renhe Commercial Holdings Co. Ltd.*	746,000	19,036
Road King Infrastructure Ltd.	235,000	202,614
Robinsons Land Corp.	47,500	23,958
Ronshine China Holdings Ltd.*	345,000	283,671
Ruentex Development Co. Ltd.*	53,088	64,442
Sansiri PCL, NVDR	4,968,000	263,850
Shanghai Industrial Urban Development Group Ltd.	134,000	35,230
Shenzhen Investment Ltd.	276,000	112,757
Shimao Property Holdings Ltd.	70,500	94,856
Shining Building Business Co. Ltd.*	307,371	102,470
Shui On Land Ltd.	122,666	25,926
Sino-Ocean Group Holding Ltd.	210,267	91,051
Sinyi Realty, Inc.	19,499	20,092
SM Prime Holdings, Inc.	420,900	251,195
SOHO China Ltd.(a)	84,500	42,907
SP Setia Bhd. Group	16,671	12,796
SRE Group Ltd.*	4,830,000	122,005
Summarecon Agung Tbk. PT	313,000	30,708
Sunac China Holdings Ltd.(a)	99,000	88,291
Sunshine 100 China Holdings Ltd.(b)	759,000	285,627
Sunway Bhd.	42,533	29,191
Supalai PCL, NVDR	22,800	15,671
Taiwan Land Development Corp.	74,965	24,154
Talaat Moustafa Group	43,834	19,685
Tian An China Investment Co. Ltd.	552,000	319,419
Times Property Holdings Ltd.	552,000	286,694
U City PCL, NVDR*	30,211,700	25,741
UEM Sunrise Bhd.	114,900	28,534
Union Properties PJSC*	117,141	34,764
United Development Co. QSC	15,249	94,436
UOA Development Bhd.	15,500	8,503
Vista Land & Lifescapes, Inc.	383,400	39,060
WHA Corp. PCL, NVDR*	394,090	35,816
Wuzhou International Holdings Ltd.*	1,412,000	141,940
Yida China Holdings Ltd.	966,000	248,990
Yuexiu Property Co. Ltd.	226,520	33,280
Yuzhou Properties Co. Ltd.	69,000	22,676
Zall Group Ltd.*	84,000	54,670
Zhuguang Holdings Group Co. Ltd.*	1,656,000	151,528

		19,199,490

Road & Rail - 0.1%
Blue Bird Tbk. PT	699,800	145,699
BTS Group Holdings PCL, NVDR	92,840	22,017
CAR, Inc.*(a)	37,000	35,668
CJ Korea Express Corp.*	414	58,069
Container Corp. of India Ltd.	1,750	30,577
Dazhong Transportation Group Co. Ltd., Class B	86,700	61,817
Evergreen International Storage & Transport Corp.	66,000	30,951
JSL SA*	100	307
Localiza Rent a Car SA	6,900	80,836
PKP Cargo SA*	845	11,259

		477,200

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Process Systems Corp.*	1,798	43,322

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Advanced Semiconductor Engineering, Inc.	207,000	226,507
Ardentec Corp.	417,720	309,832
ASMedia Technology, Inc.	2,000	19,652
China Electronics Corp. Holdings Co. Ltd.	46,000	9,189
Chipbond Technology Corp.	23,000	33,275
ChipMOS TECHNOLOGIES, Inc.	8,000	6,304
Darwin Precisions Corp.	49,000	20,009
Dongbu HiTek Co. Ltd.*	2,278	34,402
Elan Microelectronics Corp.	11,000	12,037
Elite Semiconductor Memory Technology, Inc.	276,000	293,645
eMemory Technology, Inc.	3,000	38,282
Eo Technics Co. Ltd.	562	41,107
Epistar Corp.*	88,436	66,300
E-Ton Solar Tech Co. Ltd.*	364,000	114,149
Everlight Electronics Co. Ltd.	16,000	24,960
Faraday Technology Corp.	20,400	20,923
GCL-Poly Energy Holdings Ltd.*(a)	828,000	107,777
GemVax & Kael Co. Ltd.*	2,542	26,468
Gigasolar Materials Corp.	1,380	15,365
Gigastorage Corp.*	8,000	6,074
Gintech Energy Corp.*	414,000	272,733
Global Lighting Technologies, Inc.	69,000	134,936
Greatek Electronics, Inc.	13,000	16,402
G-SMATT GLOBAL Co. Ltd.*	1,146	12,475
Hanmi Semiconductor Co. Ltd.	12,420	169,398
Hansol Technics Co. Ltd.*	2,317	31,303
Holtek Semiconductor, Inc.	19,000	30,246
KC Tech Co. Ltd.	20,148	248,794
King Yuan Electronics Co. Ltd.	40,000	34,454
Kinsus Interconnect Technology Corp.	15,000	34,359
Koh Young Technology, Inc.	1,153	43,407
Land Mark Optoelectronics Corp.	2,000	17,610
Landing International Development Ltd.*	930,000	7,671
LEENO Industrial, Inc.	1,178	39,787
Lextar Electronics Corp.	345,000	151,335
Macronix International*	3,594,000	798,004
MediaTek, Inc.	56,000	381,420
Motech Industries, Inc.*	5,000	4,761
Nanya Technology Corp.	69,000	105,659
Neo Solar Power Corp.*	27,480	13,983
Novatek Microelectronics Corp.	13,000	45,827
Orient Semiconductor Electronics Ltd.*	34,000	12,311
Parade Technologies Ltd.	2,400	24,654
Phison Electronics Corp.	6,000	47,279
Pixart Imaging, Inc.	12,000	26,491
Powertech Technology, Inc.	24,000	65,463
Radiant Opto-Electronics Corp.	23,330	42,126
Realtek Semiconductor Corp.	17,070	59,358
Semiconductor Manufacturing International Corp.*(a)	117,300	161,755
Seoul Semiconductor Co. Ltd.	252	3,296
SFA Semicon Co. Ltd.*	65,205	147,568
Sigurd Microelectronics Corp.	345,000	264,149
Silergy Corp.	1,000	15,154
Silicon Works Co. Ltd.	384	10,557

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Siliconware Precision Industries Co. Ltd.	83,000	126,303
Sino-American Silicon Products, Inc.	27,000	34,282
Sitronix Technology Corp.	14,000	42,072
SK Hynix, Inc.	41,676	1,925,825
Taiwan Semiconductor Co. Ltd.	207,000	239,054
Taiwan Semiconductor Manufacturing Co. Ltd.	631,000	3,734,145
Taiwan Surface Mounting Technology Corp.	276,000	229,369
Topco Scientific Co. Ltd.	138,000	386,097
United Microelectronics Corp.	828,000	299,809
Vanguard International Semiconductor Corp.	30,000	53,883
Win Semiconductors Corp.	21,961	65,716
Winbond Electronics Corp.	91,000	37,160
Wonik Holdings Co. Ltd.*	34,017	177,974
XinTec, Inc.	152,000	177,477
Xinyi Solar Holdings Ltd.*	120,000	41,601

		12,515,071

Software - 0.3%
Asseco Poland SA	7,107	102,138
Brogent Technologies, Inc.	4,389	31,504
CD Projekt SA*	2,139	31,355
Com2uSCorp	169	12,434
Cyient Ltd.	1,968	13,371
DoubleUGames Co. Ltd.	9,315	309,805
DuzonBizon Co. Ltd.	669	13,241
Gamevil, Inc.*	528	20,196
Hancom, Inc.	2,553	35,150
Kingdee International Software Group Co. Ltd.*	118,000	45,166
Kingsoft Corp. Ltd.	23,000	48,375
Linx SA	6,200	35,559
NCSoft Corp.	621	162,451
NetDragon Websoft Holdings Ltd.	4,500	13,165
NHN Entertainment Corp.*	720	32,837
Oracle Financial Services Software Ltd.	797	38,995
Sinosoft Technology Group Ltd.	38,400	12,026
Soft-World International Corp.	16,000	32,362
TOTVS SA	3,800	31,519
Webzen, Inc.*	474	6,016
WeMade Entertainment Co. Ltd.	1,023	20,599
XPEC Entertainment, Inc.(c)	14,800	6,232

		1,054,496

Specialty Retail - 1.1%
Ace Hardware Indonesia Tbk. PT	578,100	32,255
Beauty Community PCL, NVDR	59,500	18,757
Berjaya Auto Bhd.	54,880	26,018
Cashbuild Ltd.	1,168	30,110
China Harmony New Energy Auto Holding Ltd.	677,500	325,681
China Yongda Automobiles Services Holdings Ltd.	586,500	397,584
China ZhengTong Auto Services Holdings Ltd.(a)	759,000	269,976
Cia Hering	12,400	61,104
FF Group*	2,374	45,462
Foschini Group Ltd. (The)(a)	5,891	70,264
GOME Electrical Appliances Holding Ltd.(a)	643,447	80,438

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Hengdeli Holdings Ltd.*	2,208,000	276,023
Home Product Center PCL, NVDR	142,065	40,146
Hotai Motor Co. Ltd.	9,000	102,788
Hotel Shilla Co. Ltd.	1,311	48,904
Italtile Ltd.	459,887	471,145
JUMBO SA	4,347	61,071
Kolao Holdings	17,802	112,287
LOTTE Himart Co. Ltd.	381	13,754
M.Video PJSC	70,248	449,984
Mr Price Group Ltd.(a)	8,004	96,582
National Petroleum Co. Ltd.	27,000	33,076
PC Jeweller Ltd.	1,509	8,458
Pou Sheng International Holdings Ltd.	99,000	22,583
PTG Energy PCL, NVDR	26,300	20,915
Senao International Co. Ltd.	87,000	144,880
Seobu T&D	1,777	24,695
Shinsegae International, Inc.	150	7,964
Siam Global House PCL, NVDR	20,600	10,824
Super Group Ltd.*	24,426	66,229
Truworths International Ltd.	13,438	80,748
Via Varejo SA	5,700	16,255
Zhongsheng Group Holdings Ltd.	34,500	43,040

		3,510,000

Technology Hardware, Storage & Peripherals - 6.2%
Acer, Inc.*	53,858	24,742
Adlink Technology, Inc.	13,223	30,246
Advantech Co. Ltd.	13,292	112,371
Asia Vital Components Co. Ltd.	276,000	217,482
Asustek Computer, Inc.	48,000	418,044
Casetek Holdings Ltd.	4,000	12,225
Catcher Technology Co. Ltd.	53,000	431,156
Chicony Electronics Co. Ltd.	42,442	99,789
Clevo Co.	39,322	34,560
CMC Magnetics Corp.*	1,698,301	192,336
Compal Electronics, Inc.	279,000	167,777
Coolpad Group Ltd.*	326,000	34,451
Elitegroup Computer Systems Co. Ltd.	287,530	171,990
Foxconn Technology Co. Ltd.	70,304	197,146
Gigabyte Technology Co. Ltd.	38,000	49,703
HTC Corp.*	24,000	60,716
Inventec Corp.	180,000	134,946
Legend Holdings Corp., Class H(b)	358,800	815,691
Lenovo Group Ltd.(a)	552,000	363,525
Lite-On Technology Corp.	153,666	231,386
Micro-Star International Co. Ltd.	23,000	55,471
Mitac Holdings Corp.	17,676	19,426
Pegatron Corp.	138,000	330,626
Qisda Corp.	83,000	43,293
Quanta Computer, Inc.	207,000	419,996
Quanta Storage, Inc.	207,000	204,715
Ritek Corp.*	200,823	33,058
Samsung Electronics Co. Ltd.	7,935	13,471,952
Samsung Electronics Co. Ltd. (Preference)	1,242	1,679,014
Sindoh Co. Ltd.	4,554	202,600
Spigen Korea Co. Ltd.	2,553	117,314
Transcend Information, Inc.	3,000	8,183
TSC Auto ID Technology Co. Ltd.	3,300	26,319
Wistron Corp.	221,042	187,927

		20,600,176

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - 1.9%
361 Degrees International Ltd.	621,000	267,308
Aksa Akrilik Kimya Sanayii A/S	72,360	201,631
Alpargatas SA (Preference)*	10,800	35,674
ANTA Sports Products Ltd.(a)	32,000	102,277
Arvind Ltd.	7,361	39,949
Bata India Ltd.	2,024	14,303
Belle International Holdings Ltd.	414,000	253,970
Bosideng International Holdings Ltd.	3,588,000	314,439
C.banner International Holdings Ltd.*	56,000	16,599
CCC SA	506	26,128
China Dongxiang Group Co. Ltd.	96,000	17,940
China Lilang Ltd.	431,000	261,621
Cosmo Lady China Holdings Co. Ltd.(b)	15,000	4,601
Eclat Textile Co. Ltd.	6,528	67,683
Everest Textile Co. Ltd.	23,000	12,474
Feng TAY Enterprise Co. Ltd.	12,122	52,593
Fila Korea Ltd.	342	20,248
Formosa Taffeta Co. Ltd.	33,000	31,688
Forus SA	11,442	36,660
Fuguiniao Co. Ltd., Class H*(c)	334,800	167,414
Grendene SA	6,274	36,921
Handsome Co. Ltd.	910	24,353
Hansae Co. Ltd.	432	8,364
Hansae Yes24 Holdings Co. Ltd.	12,006	99,904
HOSA International Ltd.	120,000	41,292
Ilshin Spinning Co. Ltd.	122	12,545
Kyungbang Ltd.	11,730	144,846
Lao Feng Xiang Co. Ltd., Class B	207,000	727,812
Lealea Enterprise Co. Ltd.	73,150	19,766
LF Corp.	19,182	353,235
Li Cheng Enterprise Co. Ltd.	69,000	184,904
Li Ning Co. Ltd.*	88,500	56,458
LPP SA	69	87,952
Luthai Textile Co. Ltd., Class B	248,400	304,444
Makalot Industrial Co. Ltd.	7,650	28,310
Nan Liu Enterprise Co. Ltd.	6,000	28,616
Nien Hsing Textile Co. Ltd.	191,546	150,018
Page Industries Ltd.	129	27,560
Pou Chen Corp.	207,000	261,177
Rajesh Exports Ltd.	4,307	31,630
Relaxo Footwears Ltd.	3,920	25,261
Ruentex Industries Ltd.	39,140	72,172
Shenzhou International Group Holdings Ltd.	17,000	105,273
SRF Ltd.	774	19,569
Tainan Spinning Co. Ltd.	48,555	21,221
Taiwan Paiho Ltd.	8,000	24,322
Texhong Textile Group Ltd.	276,000	382,733
Titan Co. Ltd.	15,594	83,216
TOPBI International Holdings Ltd.	38,336	130,860
Toung Loong Textile Manufacturing	7,000	17,687
Vardhman Textiles Ltd.	13,731	255,757
Welspun India Ltd.	270,963	304,332
Xtep International Holdings Ltd.	897,000	380,332
Youngone Corp.	640	14,704
Youngone Holdings Co. Ltd.	315	15,559

		6,428,305

Thrifts & Mortgage Finance - 0.4%
Dewan Housing Finance Corp. Ltd.	10,833	45,435
GRUH Finance Ltd.	2,738	13,542

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Thrifts & Mortgage Finance - (continued)
Housing Development Finance Corp. Ltd.	52,716	1,061,274
Indiabulls Housing Finance Ltd.	11,661	129,019
LIC Housing Finance Ltd.	12,521	102,159
Malaysia Building Society Bhd.	28,960	7,192

		1,358,621

Tobacco - 0.3%
British American Tobacco Malaysia Bhd.	3,200	33,477
Godfrey Phillips India Ltd.	11,247	167,549
Gudang Garam Tbk. PT	15,000	69,369
ITC Ltd.	96,531	367,229
KT&G Corp.	4,278	369,967

		1,007,591

Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	270,411	347,355
AKR Corporindo Tbk. PT	54,500	27,245
Barloworld Ltd.	14,091	115,195
BOC Aviation Ltd.(b)	13,800	69,717
China Aircraft Leasing Group Holdings Ltd.	10,500	12,652
CITIC Resources Holdings Ltd.*	126,000	18,512
Ferreycorp SAA	1,007,193	552,475
iMarketKorea, Inc.	22,895	205,880
International Business Settlement Holdings Ltd.*	345,000	68,917
Kushal Tradelink Ltd.	28,359	235,040
LG International Corp.	2,346	65,206
Posco Daewoo Corp.	2,225	48,728
SK Networks Co. Ltd.	3,140	17,860

		1,784,782

Transportation Infrastructure - 1.3%
Adani Ports & Special Economic Zone Ltd.	30,636	132,465
Airports of Thailand PCL	5,400	63,493
Airports of Thailand PCL, NVDR	8,400	98,767
Bangkok Aviation Fuel Services PCL, NVDR	18,800	19,622
Bangkok Expressway & Metro PCL, NVDR	276,000	55,263
Beijing Capital International Airport Co. Ltd., Class H	54,000	52,473
CCR SA	27,600	136,094
China Merchants Port Holdings Co. Ltd.	14,000	37,619
COSCO SHIPPING Ports Ltd.	66,000	65,835
Dalian Port PDA Co. Ltd., Class H(a)	2,070,000	360,146
DP World Ltd.	6,003	113,457
EcoRodovias Infraestrutura e Logistica SA	6,280	17,030
Grupo Aeroportuario del Centro Norte SAB de CV	13,800	59,146
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,900	115,959
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,900	100,415
Gujarat Pipavav Port Ltd.	12,586	25,962
Hopewell Highway Infrastructure Ltd.	19,000	10,040
IL&FS Transportation Networks Ltd.	73,071	118,258
International Container Terminal Services, Inc.	45,770	71,233
Jasa Marga Persero Tbk. PT	36,823	11,638

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Jiangsu Expressway Co. Ltd., Class H	40,000	50,159
Malaysia Airports Holdings Bhd.	9,916	13,835
Novorossiysk Commercial Sea Port PJSC	266,892	31,439
OHL Mexico SAB de CV	46,000	43,783
Promotora y Operadora de Infraestructura SAB de CV*	7,465	65,374
Promotora y Operadora de Infraestructura SAB de CV, Class L*	2,300	15,018
Qingdao Port International Co. Ltd., Class H(b)	828,000	472,725
Sebang Co. Ltd.	10,902	138,374
Shenzhen Expressway Co. Ltd., Class H	690,000	631,367
Shenzhen International Holdings Ltd.	38,080	54,867
Sociedad Matriz SAAM SA	4,439,202	357,296
Taiwan High Speed Rail Corp.	69,000	42,044
TAV Havalimanlari Holding A/S	7,462	30,695
Tianjin Port Development Holdings Ltd.	1,392,400	215,338
Westports Holdings Bhd.	27,200	25,607
Yuexiu Transport Infrastructure Ltd.	690,000	439,289
Zhejiang Expressway Co. Ltd., Class H	138,000	139,257

		4,431,382

Water Utilities - 0.2%
Aguas Andinas SA, Class A	64,290	35,020
Beijing Enterprises Water Group Ltd.*	160,000	111,556
China Everbright Water Ltd.	8,500	2,594
China Water Affairs Group Ltd.	30,000	20,453
Cia de Saneamento Basico do Estado de Sao Paulo*	13,800	137,542
Cia de Saneamento de Minas Gerais-COPASA*	6,900	94,678
CT Environmental Group Ltd.	157,600	34,326
Eastern Water Resources Development and Management PCL, NVDR	23,200	7,643
Guangdong Investment Ltd.	90,000	111,930
Inversiones Aguas Metropolitanas SA	1,920	2,799
Kangda International Environmental Co. Ltd.(b)	937,000	228,232
Manila Water Co., Inc.	25,200	15,267
TTW PCL, NVDR	42,200	12,824

		814,864

Wireless Telecommunication Services - 1.8%
Advanced Info Service PCL, NVDR	41,444	187,151
Almendral SA*	813,096	62,926
America Movil SAB de CV, Series L	800,400	506,593
Axiata Group Bhd.	121,027	129,238
Bharti Airtel Ltd.	42,642	218,851
China Mobile Ltd.	186,617	2,112,845
DiGi.Com Bhd.	96,600	108,169
Empresa Nacional de Telecomunicaciones SA*	6,992	75,990
Far EasTone Telecommunications Co. Ltd.	43,000	102,061
Global Telecom Holding SAE*	111,066	41,496
Globe Telecom, Inc.	1,560	53,917
Idea Cellular Ltd.	33,579	54,493
Intouch Holdings PCL, NVDR	49,100	74,605

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Wireless Telecommunication Services - (continued)
Maxis Bhd.	34,500	47,901
MegaFon PJSC	8,832	92,988
Mobile TeleSystems PJSC	72,795	333,919
MTN Group Ltd.	52,028	484,270
PLDT, Inc.	2,690	79,460
Reliance Communications Ltd.*	73,660	37,131
Sistema PJSC FC	305,808	121,630
SK Telecom Co. Ltd.	2,630	504,681
Taiwan Mobile Co. Ltd.	53,000	176,689
TIM Participacoes SA	21,600	61,460
Total Access Communication PCL, NVDR	38,000	42,360
Tower Bersama Infrastructure Tbk. PT	55,500	20,575
Turkcell Iletisim Hizmetleri A/S*	35,330	106,121
Vodacom Group Ltd.(a)	18,630	208,689
Vodafone Qatar QSC*	6,402	16,527
XL Axiata Tbk. PT*	219,875	47,919

		6,110,655

TOTAL COMMON STOCKS (Cost $305,740,920)		329,605,881

	No. of Rights
RIGHTS - 0.0%(d)
Airlines - 0.0%(d)
Korean Air Lines Co. Ltd., expiring 3/7/2017, price 20,800.00 KRW*(c)	624	2,980

Capital Markets - 0.0%(d)
Huarong International Financial Holdings Ltd., expiring 2/1/2017, price 2.63 HKD*(c)	4,650	7
Samsung Securities Co. Ltd., expiring 3/8/2017, price 26,300.00 KRW*(c)	232	1,218

		1,225

Construction Materials - 0.0%(d)
TPI Polene PCL*(c)	2,328	157

Electric Utilities - 0.0%(d)
ROSSETI PJSC, expiring 3/31/2017, price 1.04 RUB*(c)	44,528	146

Independent Power and Renewable Electricity Producers - 0.0%(d)
Renova Energia SA, expiring 4/26/2017, price 6.00 BRL*	997	127

Real Estate Management & Development - 0.0%(d)
Multiplan Empreendimentos Imobiliarios SA, expiring 2/13/2017, price 58.50 BRL*	146	207

Semiconductors & Semiconductor Equipment - 0.0%(d)
Gintech Energy Corp., expiring 2/15/2017, price 17.20 TWD*(c)	48,337	5,320

TOTAL RIGHTS (Cost $—)		10,162

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments		Principal Amount ($)	Value ($)
CORPORATE BOND - 0.0%(d)
Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd. Series 54, 8.49%, 3/25/2025 (Cost $—)	INR	49,126	9,967

		No. of Warrants
WARRANT - 0.0%(d)
Marine - 0.0%(d)
Thoresen Thai Agencies PCL, expiring 2/28/2019, price 18.38 THB (Cost $—)*		6,335	270

		Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.2%
REPURCHASE AGREEMENTS - 0.2%
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $282,364, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $288,006		282,359	282,359
Deutsche Bank AG, London Branch, 1.05%, dated 1/31/2017, due 2/1/2017, repurchase price $80,002, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.75%, maturing 3/30/2017 - 2/15/2046; Common Stocks; total market value $88,895		80,000	80,000
Mizuho Securities USA, Inc., 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $200,003, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 1.75%, maturing 2/15/2017 - 12/31/2020; total market value $204,000		200,000	200,000

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - (continued)
REPURCHASE AGREEMENTS - (continued)
Societe Generale, New York Branch, 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $200,003, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 3.94%, maturing 4/20/2046 - 9/15/2057; U.S. Treasury Securities, 1.75%, maturing 12/31/2020; total market value $204,000	200,000	200,000

		762,359

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $762,359)		762,359

Total Investments - 99.7% (Cost $306,503,279)		330,388,639
Other Assets Less Liabilities - 0.3%		972,104

Net assets - 100.0%		331,360,743

*	Non-income producing security.
^	Security subject to restrictions on resale.
(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $6,604,578, collateralized in the form of cash with a value of $762,359 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,708,873 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from 2/9/2017 – 8/15/2045 and $4,636,626 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from 2/13/2017 – 7/22/2068; a total value of $7,107,858.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Security fair valued as of 1/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 1/31/2017 amounted to $1,589,615, which represents approximately 0.48% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $762,359.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Abbreviations

ADR	American Depositary Receipt
BRL	Brazilian Real
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
RUB	Russian Ruble
THB	Thai Baht
TWD	Taiwan Dollar

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,487,385
Aggregate gross unrealized depreciation	(19,738,414)

Net unrealized appreciation	$19,748,971

Federal income tax cost of investments	$310,639,668

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index Futures Contracts	40	03/17/2017	$1,830,200	$119,999

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
HKD	262,204	Morgan Stanley	USD	33,769	03/15/2017	$38
INR	6,383,957	Citibank NA	USD	93,324	03/15/2017	277
KRW	97,043,122	Goldman Sachs & Co.	USD	81,910	03/15/2017	1,629
RUB	329,028	JPMorgan Chase Bank	USD	5,230	03/15/2017	192
TWD	2,028,890	Morgan Stanley	USD	63,597	03/15/2017	1,201
ZAR	26,054	JPMorgan Chase Bank	USD	1,831	03/15/2017	88
USD	76,704	Morgan Stanley	BRL	265,587	03/15/2017	(6,863)

						$(3,438)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Abbreviations:

BRL	—	Brazilian Real
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
KRW	—	Korean Won
RUB	—	Russian Ruble
TWD	—	Taiwan Dollar
USD	—	US Dollar
ZAR	—	South African Rand

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2017:

Brazil	5.9%
Chile	1.7
China	26.9
Colombia	0.8
Czech Republic	0.1
Egypt	0.3
Greece	0.3
Hungary	0.2
India	7.6
Indonesia	2.1
Malaysia	1.7
Mexico	1.8
Peru	0.5
Philippines	1.6
Poland	0.9
Qatar	0.6
Russia	4.5
South Africa	6.0
South Korea	17.3
Taiwan	13.8
Thailand	2.7
Turkey	1.2
United Arab Emirates	1.0
Other[1]	0.5

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUND - 101.7%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund (Cost $20,155,235)(a)	356,000	20,776,160

Total Investments — 101.7% (Cost $20,155,235)		20,776,160

Liabilities Less Other Assets — (1.7%)		(337,350)

Net assets — 100.0%		20,438,810

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$609,112
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$609,112

Federal income tax cost of investments	$20,167,048

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investment in a company which was affiliated for the period ending January 31, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value January 31, 2017	Dividend Income	Realized Loss
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$3,588,250	$17,023,880	$479,106	$20,776,160	$31,912	$(3,657)

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
USD	1,381,596	Toronto-Dominion Bank (The)	AUD	1,832,000	02/23/2017	$(8,505)
USD	2,004,732	Toronto-Dominion Bank (The)	CAD	2,669,000	02/23/2017	(42,812)
USD	1,088,267	Toronto-Dominion Bank (The)	CHF	1,092,000	02/23/2017	(19,635)
USD	248,761	Toronto-Dominion Bank (The)	DKK	1,730,000	02/23/2017	(2,816)
USD	4,903,122	Toronto-Dominion Bank (The)	EUR	4,586,000	02/23/2017	(56,524)
USD	2,807,340	Toronto-Dominion Bank (The)	GBP	2,274,000	02/23/2017	(54,546)
USD	604,518	Toronto-Dominion Bank (The)	HKD	4,689,000	02/23/2017	78
USD	218,358	Toronto-Dominion Bank (The)	ILS	829,000	02/23/2017	(1,810)
USD	6,143,341	Toronto-Dominion Bank (The)	JPY	705,991,000	02/23/2017	(131,213)
USD	235,850	Toronto-Dominion Bank (The)	NOK	1,985,000	02/23/2017	(5,443)
USD	74,370	Toronto-Dominion Bank (The)	NZD	104,000	02/23/2017	(1,836)
USD	477,721	Toronto-Dominion Bank (The)	SEK	4,248,000	02/23/2017	(8,638)
USD	279,786	Toronto-Dominion Bank (The)	SGD	399,000	02/23/2017	(3,488)

						$(337,188)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUND - 100.7%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund (Cost $29,974,600)(a)	735,048	35,868,505

Total Investments — 100.7% (Cost $29,974,600)		35,868,505

Liabilities Less Other Assets — (0.7%)		(234,248)

Net assets — 100.0%		35,634,257

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,853,987
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$5,853,987

Federal income tax cost of investments	$30,014,518

The FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Investment in a company which was affiliated for the period ending January 31, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value January 31, 2017	Dividend Income	Realized Loss
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$33,655,393	$2,015,415	$569,509	$35,868,505	$232,900	$(13,691)

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
USD	29,056	Toronto-Dominion Bank (The)	RUB	1,750,000	02/22/2017	$72
USD	1,525,169	Morgan Stanley	RUB	91,740,000	02/22/2017	5,801
USD	1,966,877	Goldman Sachs & Co.	BRL	6,330,000	02/23/2017	(35,133)
USD	37,488	Toronto-Dominion Bank (The)	BRL	120,000	02/23/2017	(464)
USD	11,067	Toronto-Dominion Bank (The)	CLP	7,300,000	02/23/2017	(217)
USD	581,324	JPMorgan Chase Bank	CLP	382,790,000	02/23/2017	(10,375)
USD	128,289	Toronto-Dominion Bank (The)	EUR	120,000	02/23/2017	(1,488)
USD	9,278,516	Toronto-Dominion Bank (The)	HKD	71,970,000	02/23/2017	1,157
USD	719,313	Citibank NA	IDR	9,679,790,000	02/23/2017	(4,281)
USD	13,697	Toronto-Dominion Bank (The)	IDR	184,640,000	02/23/2017	(105)
USD	49,869	Toronto-Dominion Bank (The)	INR	3,410,000	02/23/2017	(261)
USD	2,615,551	JPMorgan Chase Bank	INR	178,650,000	02/23/2017	(10,727)
USD	114,373	Toronto-Dominion Bank (The)	KRW	134,560,000	02/23/2017	(1,444)
USD	5,997,072	Goldman Sachs & Co.	KRW	7,054,550,000	02/23/2017	(74,822)
USD	574,193	Toronto-Dominion Bank (The)	MXN	12,530,000	02/23/2017	(27,671)
USD	11,223	Toronto-Dominion Bank (The)	MYR	50,000	02/23/2017	(53)
USD	585,019	Citibank NA	MYR	2,600,000	02/23/2017	(1,323)
USD	542,717	Citibank NA	PHP	27,220,000	02/23/2017	(3,932)
USD	10,363	Toronto-Dominion Bank (The)	PHP	520,000	02/23/2017	(80)
USD	300,644	Toronto-Dominion Bank (The)	PLN	1,230,000	02/23/2017	(6,670)
USD	949,379	Toronto-Dominion Bank (The)	THB	33,650,000	02/23/2017	(6,132)
USD	426,307	Toronto-Dominion Bank (The)	TRY	1,630,000	02/23/2017	(3,080)
USD	91,947	Toronto-Dominion Bank (The)	TWD	2,900,000	02/23/2017	(616)
USD	4,815,343	Citibank NA	TWD	151,900,000	02/23/2017	(33,008)
USD	2,154,902	Toronto-Dominion Bank (The)	ZAR	29,410,000	02/23/2017	(19,365)

						$(234,217)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2017 (Unaudited)

Abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.2%
General Dynamics Corp.	440	79,675
L3 Technologies, Inc.	245	38,879
United Technologies Corp.	320	35,095

		153,649

Airlines - 0.9%
Delta Air Lines, Inc.	545	25,746
United Continental Holdings, Inc.*	535	37,701

		63,447

Auto Components - 1.1%
Goodyear Tire & Rubber Co. (The)	1,095	35,467
Lear Corp.	295	41,917

		77,384

Automobiles - 1.0%
Ford Motor Co.	5,905	72,986

Banks - 5.9%
Bank of America Corp.	7,765	175,799
Citigroup, Inc.	2,540	141,808
Fifth Third Bancorp	1,620	42,282
JPMorgan Chase & Co.	165	13,964
SunTrust Banks, Inc.	680	38,638
Wells Fargo & Co.	30	1,690

		414,181

Beverages - 0.2%
Dr Pepper Snapple Group, Inc.	120	10,944

Biotechnology - 1.7%
Amgen, Inc.	440	68,939
Gilead Sciences, Inc.	670	48,542

		117,481

Capital Markets - 2.9%
Goldman Sachs Group, Inc. (The)	195	44,718
Morgan Stanley	2,480	105,375
S&P Global, Inc.	455	54,682

		204,775

Chemicals - 2.9%
Celanese Corp., Series A	395	33,338
Dow Chemical Co. (The)	1,910	113,893
LyondellBasell Industries NV, Class A	585	54,563

		201,794

Commercial Services & Supplies - 0.3%
Cintas Corp.	195	22,641

Communications Equipment - 1.9%
Cisco Systems, Inc.	4,420	135,782

Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.*	615	36,008

Consumer Finance - 2.9%
American Express Co.	960	73,325
Capital One Financial Corp.	845	73,845

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Consumer Finance - (continued)
Discover Financial Services	705	48,842
Synchrony Financial	225	8,059

		204,071

Containers & Packaging - 0.5%
Packaging Corp. of America	420	38,716

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B*	125	20,518
Leucadia National Corp.	1,770	42,214

		62,732

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	2,250	94,860
CenturyLink, Inc.	1,315	34,006

		128,866

Electric Utilities - 2.1%
Edison International	550	40,084
FirstEnergy Corp.	1,225	37,142
NextEra Energy, Inc.	555	68,665

		145,891

Electrical Equipment - 0.8%
Eaton Corp. plc	780	55,208

Electronic Equipment, Instruments & Components - 1.2%
Corning, Inc.	1,765	46,755
Flex Ltd.*	2,645	41,447

		88,202

Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	705	44,471
National Oilwell Varco, Inc.	1,070	40,457

		84,928

Equity Real Estate Investment Trusts (REITs) - 2.8%
Camden Property Trust	475	39,696
Duke Realty Corp.	1,555	37,833
Kilroy Realty Corp.	510	38,173
Prologis, Inc.	875	42,744
SL Green Realty Corp.	360	39,229

		197,675

Food & Staples Retailing - 3.9%
CVS Health Corp.	1,050	82,751
Sysco Corp.	915	48,001
Walgreens Boots Alliance, Inc.	345	28,269
Wal-Mart Stores, Inc.	1,775	118,463

		277,484

Food Products - 2.9%
Archer-Daniels-Midland Co.	1,010	44,702
Bunge Ltd.	560	38,758
Ingredion, Inc.	310	39,739
JM Smucker Co. (The)	315	42,793
Tyson Foods, Inc., Class A	615	38,616

		204,608

Gas Utilities - 0.4%
UGI Corp.	645	29,909

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	850	40,724
Hologic, Inc.*	940	38,098

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
IDEXX Laboratories, Inc.*	325	39,757

		118,579

Health Care Providers & Services - 4.3%
Aetna, Inc.	510	60,491
Anthem, Inc.	440	67,822
Cardinal Health, Inc.	310	23,238
Express Scripts Holding Co.*	1,090	75,079
Humana, Inc.	255	50,617
UnitedHealth Group, Inc.	180	29,178

		306,425

Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.	515	37,739

Household Durables - 0.8%
DR Horton, Inc.	875	26,171
Garmin Ltd.	640	30,906

		57,077

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	845	9,667

Industrial Conglomerates - 2.4%
General Electric Co.	5,680	168,696

Insurance - 2.6%
Aflac, Inc.	680	47,593
Everest Re Group Ltd.	175	38,488
Lincoln National Corp.	235	15,865
Torchmark Corp.	530	38,976
Unum Group	890	40,433

		181,355

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.*	25	20,587

Internet Software & Services - 2.5%
Alphabet, Inc., Class A*	10	8,202
Alphabet, Inc., Class C*	75	59,759
eBay, Inc.*	1,785	56,817
Facebook, Inc., Class A*	100	13,032
VeriSign, Inc.*	445	35,693

		173,503

IT Services - 4.6%
Accenture plc, Class A	935	106,468
Amdocs Ltd.	600	35,226
International Business Machines Corp.	830	144,852
Western Union Co. (The)	1,780	34,852

		321,398

Machinery - 2.8%
Cummins, Inc.	300	44,103
Illinois Tool Works, Inc.	550	69,960
Ingersoll-Rand plc	550	43,643
Stanley Black & Decker, Inc.	320	39,680

		197,386

Media - 2.0%
Discovery Communications, Inc., Class A*	1,080	30,618
Discovery Communications, Inc., Class C*	1,455	40,318
Omnicom Group, Inc.	395	33,832

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Scripps Networks Interactive, Inc., Class A	510	38,841

		143,609

Metals & Mining - 1.7%
Newmont Mining Corp.	1,225	44,443
Nucor Corp.	670	38,920
Steel Dynamics, Inc.	1,045	35,332

		118,695

Multiline Retail - 1.2%
Kohl’s Corp.	670	26,686
Target Corp.	935	60,289

		86,975

Multi-Utilities - 0.6%
DTE Energy Co.	440	43,402

Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	310	34,518
Exxon Mobil Corp.	1,675	140,516
Marathon Oil Corp.	2,320	38,860
Valero Energy Corp.	780	51,293

		265,187

Pharmaceuticals - 5.0%
Johnson & Johnson	1,330	150,622
Merck & Co., Inc.	1,440	89,266
Pfizer, Inc.	3,475	110,262

		350,150

Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	1,835	62,849
Intel Corp.	3,990	146,912
KLA-Tencor Corp.	305	25,958
Lam Research Corp.	385	44,221
NVIDIA Corp.	900	98,262
Texas Instruments, Inc.	270	20,396

		398,598

Software - 2.6%
Activision Blizzard, Inc.	1,000	40,210
CA, Inc.	1,065	33,303
Citrix Systems, Inc.*	365	33,284
Microsoft Corp.	1,145	74,024

		180,821

Specialty Retail - 3.0%
Bed Bath & Beyond, Inc.	775	31,271
Best Buy Co., Inc.	850	37,842
Home Depot, Inc. (The)	1,045	143,771

		212,884

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,085	131,665
HP, Inc.	2,930	44,096
NetApp, Inc.	1,030	39,470
Seagate Technology plc	970	43,795
Xerox Corp.	3,670	25,433

		284,459

Textiles, Apparel & Luxury Goods - 0.9%
Michael Kors Holdings Ltd.*	715	30,609
PVH Corp.	330	30,957

		61,566

Tobacco - 1.9%
Altria Group, Inc.	1,910	135,954

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - 1.8%
AerCap Holdings NV*	815	36,080
HD Supply Holdings, Inc.*	970	41,031
United Rentals, Inc.*	400	50,604

		127,715

TOTAL COMMON STOCKS (Cost $6,722,748)		7,031,789

Total Investments — 99.6% (Cost $6,722,748)		7,031,789
Other Assets Less Liabilities — 0.4%		26,145

Net assets — 100.0%		7,057,934

*	Non-income producing security.

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$430,403
Aggregate gross unrealized depreciation	(121,388)

Net unrealized appreciation	$309,015

Federal income tax cost of investments	$6,722,774

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%
Aerospace & Defense - 0.9%
Arconic, Inc.	90	2,051
L3 Technologies, Inc.	20	3,174
United Technologies Corp.	376	41,236

		46,461

Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	92	4,792
FedEx Corp.	92	17,398
United Parcel Service, Inc., Class B	318	34,703

		56,893

Airlines - 0.8%
Alaska Air Group, Inc.	74	6,943
Delta Air Lines, Inc.	262	12,377
Southwest Airlines Co.	276	14,437
United Continental Holdings, Inc.*	144	10,148

		43,905

Auto Components - 0.2%
Autoliv, Inc.	32	3,701
BorgWarner, Inc.	38	1,552
Delphi Automotive plc	46	3,223
Goodyear Tire & Rubber Co. (The)	68	2,202

		10,678

Automobiles - 0.6%
Ford Motor Co.	1,048	12,953
Harley-Davidson, Inc.	26	1,483
Tesla Motors, Inc.*	64	16,124

		30,560

Banks - 8.1%
Bank of America Corp.	5,596	126,693
Citigroup, Inc.	1,588	88,658
Citizens Financial Group, Inc.	154	5,570
Comerica, Inc.	102	6,888
First Republic Bank	50	4,717
KeyCorp	522	9,380
PNC Financial Services Group, Inc. (The)	180	21,683
US Bancorp	580	30,537
Wells Fargo & Co.	2,470	139,135

		433,261

Beverages - 2.8%
Coca-Cola Co. (The)	1,794	74,577
Coca-Cola European Partners plc	90	3,108
Dr Pepper Snapple Group, Inc.	52	4,742
PepsiCo, Inc.	650	67,457

		149,884

Biotechnology - 1.3%
AbbVie, Inc.	450	27,499
Alkermes plc*	20	1,082
Amgen, Inc.	200	31,336
Biogen, Inc.*	40	11,090

		71,007

Building Products - 0.3%
Fortune Brands Home & Security, Inc.	44	2,426

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Building Products - (continued)
Johnson Controls International plc	248	10,907
Masco Corp.	114	3,756

		17,089

Capital Markets - 1.9%
Bank of New York Mellon Corp. (The)	480	21,470
E*TRADE Financial Corp.*	48	1,798
Goldman Sachs Group, Inc. (The)	172	39,443
Morgan Stanley	280	11,897
MSCI, Inc.	20	1,655
Nasdaq, Inc.	22	1,552
S&P Global, Inc.	146	17,546
SEI Investments Co.	82	3,978

		99,339

Chemicals - 2.4%
Air Products & Chemicals, Inc.	52	7,267
Celanese Corp., Series A	60	5,064
Dow Chemical Co. (The)	300	17,889
Eastman Chemical Co.	40	3,100
Ecolab, Inc.	132	15,857
EI du Pont de Nemours & Co.	236	17,818
International Flavors & Fragrances, Inc.	32	3,751
LyondellBasell Industries NV, Class A	126	11,752
Monsanto Co.	162	17,546
Mosaic Co. (The)	60	1,882
PPG Industries, Inc.	72	7,201
Praxair, Inc.	74	8,765
Sherwin-Williams Co. (The)	36	10,937

		128,829

Commercial Services & Supplies - 0.1%
Cintas Corp.	20	2,322
Stericycle, Inc.*	14	1,080

		3,402

Communications Equipment - 1.2%
Cisco Systems, Inc.	1,848	56,771
Juniper Networks, Inc.	152	4,070
Motorola Solutions, Inc.	72	5,811

		66,652

Consumer Finance - 0.8%
Ally Financial, Inc.	158	3,337
American Express Co.	206	15,734
Capital One Financial Corp.	88	7,690
Synchrony Financial	446	15,976

		42,737

Containers & Packaging - 0.3%
Ball Corp.	44	3,356
International Paper Co.	110	6,226
Packaging Corp. of America	46	4,240
Sealed Air Corp.	60	2,910

		16,732

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	552	90,605

Diversified Telecommunication Services - 4.8%
AT&T, Inc.	3,346	141,068
CenturyLink, Inc.	248	6,413

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
Level 3 Communications, Inc.*	48	2,854
Verizon Communications, Inc.	2,226	109,096

		259,431

Electric Utilities - 1.3%
Duke Energy Corp.	320	25,133
Entergy Corp.	34	2,436
Eversource Energy	122	6,749
NextEra Energy, Inc.	164	20,290
PG&E Corp.	220	13,616
Pinnacle West Capital Corp.	36	2,794

		71,018

Electrical Equipment - 0.5%
AMETEK, Inc.	74	3,781
Eaton Corp. plc	210	14,864
Emerson Electric Co.	126	7,391

		26,036

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	64	4,319
Flex Ltd.*	68	1,066

		5,385

Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	230	14,508
Halliburton Co.	460	26,022
Schlumberger Ltd.	766	64,122

		104,652

Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	72	7,452
Federal Realty Investment Trust	16	2,247
HCP, Inc.	120	3,639
Host Hotels & Resorts, Inc.	398	7,192
Iron Mountain, Inc.	128	4,582
Prologis, Inc.	288	14,069
Public Storage	44	9,460
Ventas, Inc.	56	3,454
Vornado Realty Trust	56	5,953
Welltower, Inc.	58	3,845
Weyerhaeuser Co.	424	13,284

		75,177

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	156	25,576
CVS Health Corp.	484	38,144
Kroger Co. (The)	518	17,591
Rite Aid Corp.*	180	1,012
Sysco Corp.	204	10,702
Walgreens Boots Alliance, Inc.	424	34,743

		127,768

Food Products - 1.8%
Archer-Daniels-Midland Co.	202	8,941
Bunge Ltd.	48	3,322
Campbell Soup Co.	72	4,481
Conagra Brands, Inc.	160	6,254
General Mills, Inc.	166	10,372
Hershey Co. (The)	56	5,906
Ingredion, Inc.	12	1,538
JM Smucker Co. (The)	60	8,151
Kellogg Co.	62	4,508
Mondelez International, Inc., Class A	708	31,350
Tyson Foods, Inc., Class A	100	6,279
WhiteWave Foods Co. (The)*	88	4,845

		95,947

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	938	39,180
Baxter International, Inc.	260	12,457
Becton Dickinson and Co.	100	17,729
Edwards Lifesciences Corp.*	90	8,662
Hologic, Inc.*	46	1,864
IDEXX Laboratories, Inc.*	22	2,691
Medtronic plc	496	37,706

		120,289

Health Care Providers & Services - 0.8%
Anthem, Inc.	120	18,497
Cigna Corp.	118	17,254
Humana, Inc.	30	5,955

		41,706

Hotels, Restaurants & Leisure - 2.9%
Carnival Corp.	198	10,965
Darden Restaurants, Inc.	30	2,198
Las Vegas Sands Corp.	82	4,312
Marriott International, Inc., Class A	176	14,890
McDonald’s Corp.	450	55,157
Royal Caribbean Cruises Ltd.	92	8,614
Starbucks Corp.	792	43,734
Wyndham Worldwide Corp.	56	4,427
Yum Brands, Inc.	140	9,174
Yum! China Holdings, Inc.*	62	1,704

		155,175

Household Durables - 0.3%
Harman International Industries, Inc.	30	3,335
Mohawk Industries, Inc.*	14	3,022
Newell Brands, Inc.	76	3,597
Whirlpool Corp.	24	4,197

		14,151

Household Products - 2.9%
Clorox Co. (The)	54	6,480
Colgate-Palmolive Co.	414	26,736
Kimberly-Clark Corp.	126	15,262
Procter & Gamble Co. (The)	1,208	105,821

		154,299

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	244	2,791

Industrial Conglomerates - 3.7%
3M Co.	328	57,341
General Electric Co.	4,814	142,976

		200,317

Insurance - 2.0%
Aflac, Inc.	178	12,458
Alleghany Corp.*	4	2,446
Allstate Corp. (The)	108	8,123
American International Group, Inc.	194	12,467
Arthur J Gallagher & Co.	92	4,952
Hartford Financial Services Group, Inc. (The)	182	8,865
Loews Corp.	164	7,639
MetLife, Inc.	336	18,282
Principal Financial Group, Inc.	140	7,993
Prudential Financial, Inc.	124	13,034
Travelers Cos., Inc. (The)	54	6,360
Unum Group	52	2,362

		104,981

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc.*	144	118,581
Priceline Group, Inc. (The)*	10	15,751

		134,332

Internet Software & Services - 3.7%
Alphabet, Inc., Class C*	138	109,957
Facebook, Inc., Class A*	638	83,144
Yahoo!, Inc.*	150	6,611

		199,712

IT Services - 3.5%
Accenture plc, Class A	362	41,221
Amdocs Ltd.	64	3,757
Automatic Data Processing, Inc.	118	11,917
Cognizant Technology Solutions Corp., Class A*	164	8,625
International Business Machines Corp.	476	83,072
Jack Henry & Associates, Inc.	42	3,771
Mastercard, Inc., Class A	268	28,496
Total System Services, Inc.	40	2,027
Western Union Co. (The)	254	4,973

		187,859

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	136	6,660
Mettler-Toledo International, Inc.*	6	2,560
Thermo Fisher Scientific, Inc.	148	22,553

		31,773

Machinery - 1.7%
Caterpillar, Inc.	210	20,089
Cummins, Inc.	78	11,467
Deere & Co.	124	13,274
Dover Corp.	22	1,710
Fortive Corp.	66	3,650
Illinois Tool Works, Inc.	134	17,045
Ingersoll-Rand plc	148	11,744
Parker-Hannifin Corp.	20	2,943
Pentair plc	74	4,339
Xylem, Inc.	76	3,747

		90,008

Media - 2.3%
Comcast Corp., Class A	444	33,486
Viacom, Inc., Class B	64	2,697
Walt Disney Co. (The)	806	89,184

		125,367

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp.	36	672
Annaly Capital Management, Inc.	466	4,763

		5,435

Multiline Retail - 0.7%
Dollar General Corp.	70	5,167
Kohl’s Corp.	78	3,107
Macy’s, Inc.	126	3,722
Nordstrom, Inc.	68	3,007
Target Corp.	312	20,118

		35,121

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	132	3,460

Oil, Gas & Consumable Fuels - 5.0%
ConocoPhillips	342	16,676
Devon Energy Corp.	200	9,108

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
EQT Corp.	28	1,698
Exxon Mobil Corp.	2,258	189,424
Hess Corp.	160	8,669
Newfield Exploration Co.*	84	3,367
Noble Energy, Inc.	74	2,942
Phillips 66	86	7,019
Pioneer Natural Resources Co.	30	5,407
Spectra Energy Corp.	324	13,494
Williams Cos., Inc. (The)	284	8,190

		265,994

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	104	8,446

Pharmaceuticals - 3.9%
Eli Lilly & Co.	526	40,518
Merck & Co., Inc.	1,264	78,355
Perrigo Co. plc	56	4,265
Pfizer, Inc.	2,744	87,067

		210,205

Professional Services - 0.1%
IHS Markit Ltd.*	128	5,050
Verisk Analytics, Inc.*	36	2,975

		8,025

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	172	5,222

Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	64	4,796
Intel Corp.	2,568	94,554
Lam Research Corp.	40	4,594
Microchip Technology, Inc.	52	3,502
NVIDIA Corp.	196	21,399
Skyworks Solutions, Inc.	58	5,321
Texas Instruments, Inc.	548	41,396
Xilinx, Inc.	78	4,540

		180,102

Software - 6.8%
Adobe Systems, Inc.*	182	20,635
Autodesk, Inc.*	120	9,761
CA, Inc.	40	1,251
Check Point Software Technologies Ltd.*	50	4,938
Dell Technologies, Inc., Class V*	38	2,394
Intuit, Inc.	94	11,147
Microsoft Corp.	4,254	275,021
Mobileye NV*	66	2,835
Oracle Corp.	814	32,650
ServiceNow, Inc.*	28	2,537
Splunk, Inc.*	34	1,967

		365,136

Specialty Retail - 1.3%
Best Buy Co., Inc.	148	6,589
Foot Locker, Inc.	34	2,330
Gap, Inc. (The)	128	2,948
Lowe’s Cos., Inc.	322	23,532
Signet Jewelers Ltd.	26	2,020
Tiffany & Co.	46	3,621
TJX Cos., Inc. (The)	300	22,476
Ulta Beauty, Inc.*	30	8,168

		71,684

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	2,938	356,526
Hewlett Packard Enterprise Co.	754	17,101
HP, Inc.	946	14,237
Seagate Technology plc	122	5,508
Western Digital Corp.	76	6,060
Xerox Corp.	408	2,828

		402,260

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	114	2,703
Michael Kors Holdings Ltd.*	64	2,740
NIKE, Inc., Class B	496	26,238
PVH Corp.	16	1,501
VF Corp.	96	4,942

		38,124

Tobacco - 1.7%
Altria Group, Inc.	718	51,107
Philip Morris International, Inc.	428	41,144

		92,251

Trading Companies & Distributors - 0.1%
Fastenal Co.	116	5,763

Water Utilities - 0.1%
American Water Works Co., Inc.	90	6,610

TOTAL COMMON STOCKS (Cost $4,981,334)		5,340,046

Total Investments — 99.8% (Cost $4,981,334)		5,340,046
Other Assets Less Liabilities — 0.2%		11,984

Net assets — 100.0%		5,352,030

* Non-income producing security.

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$475,809
Aggregate gross unrealized depreciation	(116,477)

Net unrealized appreciation	$359,332

Federal income tax cost of investments	$4,980,714

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.5%
L3 Technologies, Inc.	30	4,761
QinetiQ Group plc	190	630
United Technologies Corp.	316	34,656
Zodiac Aerospace	62	1,883

		41,930

Air Freight & Logistics - 0.7%
Deutsche Post AG (Registered)	516	17,262
Expeditors International of Washington, Inc.	86	4,479
FedEx Corp.	56	10,590
Royal Mail plc	440	2,278
United Parcel Service, Inc., Class B	222	24,227

		58,836

Airlines - 0.7%
Alaska Air Group, Inc.	58	5,442
ANA Holdings, Inc.	2,000	5,961
Delta Air Lines, Inc.	222	10,487
Deutsche Lufthansa AG (Registered)	90	1,200
easyJet plc	74	884
International Consolidated Airlines Group SA, DI	430	2,579
Qantas Airways Ltd.	1,042	2,697
Singapore Airlines Ltd.	200	1,405
Southwest Airlines Co.	246	12,868
United Continental Holdings, Inc.*	114	8,034

		51,557

Auto Components - 1.0%
Autoliv, Inc.	4	463
BorgWarner, Inc.	70	2,858
Bridgestone Corp.	800	29,442
Cie Generale des Etablissements Michelin	62	6,659
Continental AG	36	7,030
Delphi Automotive plc	54	3,783
GKN plc	580	2,506
Goodyear Tire & Rubber Co. (The)	70	2,267
NGK Spark Plug Co. Ltd.	200	4,520
Nokian Renkaat OYJ	24	900
Toyota Industries Corp.	200	9,700
Valeo SA	82	5,009

		75,137

Automobiles - 2.2%
Bayerische Motoren Werke AG	172	15,645
Daimler AG (Registered)	438	32,827
Ferrari NV	50	3,118
Fiat Chrysler Automobiles NV*	180	1,965
Ford Motor Co.	574	7,095
Honda Motor Co. Ltd.	1,200	36,104
Peugeot SA*	172	3,197
Porsche Automobil Holding SE (Preference)	22	1,319
Renault SA	72	6,488
Toyota Motor Corp.	1,200	70,182

		177,940

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - 10.4%
ABN AMRO Group NV, CVA(a)	40	940
Australia & New Zealand Banking Group Ltd.	1,159	25,771
Banco Bilbao Vizcaya Argentaria SA	1,128	7,649
Banco de Sabadell SA	344	518
Banco Popular Espanol SA	726	750
Banco Santander SA	3,924	21,835
Bank of America Corp.	5,884	133,214
Bank of Ireland*	4,516	1,210
Bank of Montreal	118	8,909
Barclays plc	4,482	12,374
BNP Paribas SA	414	26,478
CaixaBank SA	938	3,427
Citigroup, Inc.	1,688	94,241
Comerica, Inc.	68	4,592
Commerzbank AG	304	2,633
Commonwealth Bank of Australia	822	50,958
Concordia Financial Group Ltd.	800	4,251
Credit Agricole SA	284	3,764
CYBG plc*	146	495
Danske Bank A/S	202	6,731
DBS Group Holdings Ltd.	8	108
DNB ASA	272	4,549
Erste Group Bank AG*	92	2,798
Hang Seng Bank Ltd.	200	4,096
HSBC Holdings plc	6,608	56,233
ING Groep NV	868	12,429
Intesa Sanpaolo SpA	3,312	7,767
KBC Group NV	38	2,465
KeyCorp	188	3,378
Lloyds Banking Group plc	24,144	19,723
National Australia Bank Ltd.	828	19,065
National Bank of Canada	64	2,757
Natixis SA	88	522
Nordea Bank AB	914	11,052
Resona Holdings, Inc.	3,600	19,609
Royal Bank of Scotland Group plc*	896	2,500
Skandinaviska Enskilda Banken AB, Class A	570	6,406
Societe Generale SA	292	14,281
Standard Chartered plc*	910	8,862
Svenska Handelsbanken AB, Class A	356	5,319
Swedbank AB, Class A	214	5,413
Toronto-Dominion Bank (The)	952	49,223
UniCredit SpA	202	5,482
Unione di Banche Italiane SpA	190	660
Wells Fargo & Co.	2,210	124,489
Westpac Banking Corp.	1,094	26,335

		826,261

Beverages - 2.5%
Anheuser-Busch InBev SA	142	14,755
Asahi Group Holdings Ltd.	400	14,106
Carlsberg A/S, Class B	46	4,158
Coca-Cola Co. (The)	1,584	65,847
Coca-Cola European Partners plc	8	276
Coca-Cola HBC AG, DI*	104	2,371
Diageo plc	704	19,516
Dr Pepper Snapple Group, Inc.	44	4,013

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - (continued)
Heineken NV	18	1,347
Kirin Holdings Co. Ltd.	600	9,849
PepsiCo, Inc.	584	60,608
Pernod Ricard SA	44	5,152

		201,998

Biotechnology - 1.7%
AbbVie, Inc.	638	38,988
Actelion Ltd. (Registered)*	24	6,252
Alkermes plc*	28	1,515
Amgen, Inc.	292	45,751
Biogen, Inc.*	44	12,198
CSL Ltd.	150	12,788
Grifols SA	48	1,028
Shire plc	354	19,505

		138,025

Building Products - 0.9%
Asahi Glass Co. Ltd.	2,000	14,923
Assa Abloy AB, Class B	164	3,107
Cie de Saint-Gobain	152	7,474
Daikin Industries Ltd.	200	19,942
Geberit AG (Registered)	10	4,273
Johnson Controls International plc	128	5,630
LIXIL Group Corp.	400	9,381
Nibe Industrier AB, Class B	86	710
TOTO Ltd.	200	8,092

		73,532

Capital Markets - 1.8%
3i Group plc	496	4,368
Aberdeen Asset Management plc	524	1,728
Bank of New York Mellon Corp. (The)	414	18,518
Credit Suisse Group AG (Registered)*	486	7,384
Deutsche Bank AG (Registered)*	702	13,952
Deutsche Boerse AG	18	1,601
Euronext NV(a)	12	532
Goldman Sachs Group, Inc. (The)	118	27,060
Hargreaves Lansdown plc	72	1,226
Henderson Group plc	746	2,046
IG Group Holdings plc	150	1,006
Investec plc	178	1,258
Julius Baer Group Ltd.*	74	3,468
Jupiter Fund Management plc	198	1,000
London Stock Exchange Group plc	120	4,787
Macquarie Group Ltd.	132	8,478
Perpetual Ltd.	46	1,634
S&P Global, Inc.	118	14,181
Schroders plc	32	1,181
SEI Investments Co.	4	194
Thomson Reuters Corp.	130	5,816
UBS Group AG (Registered)	1,344	21,755

		143,173

Chemicals - 3.4%
Agrium, Inc.	58	5,962
Air Liquide SA	120	12,968
Air Products & Chemicals, Inc.	50	6,988
Akzo Nobel NV	42	2,850
Arkema SA	28	2,766
BASF SE	326	31,398
Celanese Corp., Series A	52	4,389
Covestro AG(a)	10	751
Dow Chemical Co. (The)	326	19,439

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
DuluxGroup Ltd.	252	1,161
Eastman Chemical Co.	66	5,115
Ecolab, Inc.	108	12,974
EI du Pont de Nemours & Co.	284	21,442
EMS-Chemie Holding AG (Registered)	2	1,034
Essentra plc	126	649
Givaudan SA (Registered)	2	3,606
Hexpol AB	62	601
International Flavors & Fragrances, Inc.	12	1,406
Johnson Matthey plc	54	2,209
K+S AG (Registered)	80	2,027
Koninklijke DSM NV	10	638
Kuraray Co. Ltd.	200	3,184
LANXESS AG	26	1,887
Linde AG	48	7,804
LyondellBasell Industries NV, Class A	114	10,633
Mitsui Chemicals, Inc.	2,000	9,451
Monsanto Co.	166	17,979
Mosaic Co. (The)	86	2,698
Orica Ltd.	222	3,160
PPG Industries, Inc.	54	5,401
Praxair, Inc.	90	10,660
Sherwin-Williams Co. (The)	30	9,114
Shin-Etsu Chemical Co. Ltd.	200	17,316
Solvay SA	26	3,044
Syngenta AG (Registered)	16	6,811
Teijin Ltd.	200	4,239
Toray Industries, Inc.	1,000	8,684
Umicore SA	42	2,351
Yara International ASA	64	2,704

		267,493

Commercial Services & Supplies - 0.1%
Berendsen plc	88	922
Brambles Ltd.	248	1,960
Intrum Justitia AB	24	809
IWG plc	296	930
Rentokil Initial plc	786	2,259
Societe BIC SA	14	1,831

		8,711

Communications Equipment - 0.8%
Cisco Systems, Inc.	1,546	47,493
Juniper Networks, Inc.	138	3,696
Motorola Solutions, Inc.	62	5,004
Nokia OYJ	842	3,776
Telefonaktiebolaget LM Ericsson, Class B	890	5,259

		65,228

Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	24	739
Balfour Beatty plc	362	1,177
Bouygues SA	100	3,637
Eiffage SA	34	2,446
Ferrovial SA	116	2,100
HOCHTIEF AG	8	1,137
NCC AB, Class B	22	541
Vinci SA	186	13,046

		24,823

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction Materials - 0.2%
CRH plc	228	7,945
Fletcher Building Ltd.	124	955
HeidelbergCement AG	42	4,046
Imerys SA	6	482
Wienerberger AG	28	540

		13,968

Consumer Finance - 0.2%
Synchrony Financial	406	14,543

Containers & Packaging - 0.3%
Amcor Ltd.	338	3,669
Ball Corp.	56	4,271
BillerudKorsnas AB	50	833
DS Smith plc	278	1,549
International Paper Co.	164	9,283
Orora Ltd.	476	1,030
Packaging Corp. of America	38	3,503
RPC Group plc	92	1,240
Smurfit Kappa Group plc	52	1,371

		26,749

Distributors - 0.0%(b)
Inchcape plc	256	2,311

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B*	352	57,777
Eurazeo SA	22	1,355
Investor AB, Class B	140	5,588
Kinnevik AB, Class B	56	1,437

		66,157

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	1,800	75,888
BCE, Inc.	218	9,809
BT Group plc	2,262	8,647
CenturyLink, Inc.	170	4,396
Deutsche Telekom AG (Registered)	1,442	25,183
HKT Trust & HKT Ltd.	2,000	2,799
Iliad SA	10	2,139
Orange SA	730	11,301
Singapore Telecommunications Ltd.	800	2,198
Swisscom AG (Registered)	8	3,527
Telecom Italia SpA*	3,610	3,102
Telenor ASA	38	603
Telia Co. AB	162	657
Telstra Corp. Ltd.	3,410	12,944
TELUS Corp.	242	8,063
Verizon Communications, Inc.	1,604	78,612
Vivendi SA	352	6,444

		256,312

Electric Utilities - 1.4%
AusNet Services	1,094	1,312
CLP Holdings Ltd.	1,000	9,775
DONG Energy A/S*(a)	44	1,667
Duke Energy Corp.	268	21,049
Electricite de France SA	154	1,518
Endesa SA	108	2,223
Enel SpA	2,348	9,805
Eversource Energy	150	8,298
Fortum OYJ	132	2,110
Iberdrola SA	1,204	7,591
Iberdrola SA*(c)	26	164

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
NextEra Energy, Inc.	190	23,507
PG&E Corp.	158	9,778
Pinnacle West Capital Corp.	2	155
Red Electrica Corp. SA	108	1,929
SSE plc	356	6,669

		107,550

Electrical Equipment - 1.3%
ABB Ltd. (Registered)*	620	14,724
Eaton Corp. plc	176	12,457
Legrand SA	98	5,696
Mitsubishi Electric Corp.	2,000	30,584
Nidec Corp.	200	18,850
OSRAM Licht AG	14	811
Schneider Electric SE	170	12,166
Ushio, Inc.	200	2,549
Vestas Wind Systems A/S	22	1,540

		99,377

Electronic Equipment, Instruments & Components - 0.7%
Halma plc	200	2,327
Hexagon AB, Class B	8	317
Ingenico Group SA	20	1,687
Kyocera Corp.	200	10,453
Murata Manufacturing Co. Ltd.	200	27,102
Omron Corp.	200	8,235
Yokogawa Electric Corp.	200	3,209

		53,330

Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	156	9,840
Halliburton Co.	364	20,591
John Wood Group plc	304	3,205
Schlumberger Ltd.	828	69,312
TechnipFMC plc*	176	5,775

		108,723

Equity Real Estate Investment Trusts (REITs) - 1.1%
British Land Co. plc (The)	260	1,907
Dexus Property Group	222	1,513
Fonciere Des Regions	17	1,416
Gecina SA	18	2,321
GLP J-Reit	2	2,304
Goodman Group	408	2,143
GPT Group (The)	670	2,380
Hammerson plc	302	2,076
Host Hotels & Resorts, Inc.	464	8,385
Intu Properties plc	656	2,231
Iron Mountain, Inc.	142	5,084
Klepierre	134	5,090
Land Securities Group plc	260	3,251
Merlin Properties Socimi SA	126	1,410
Mirvac Group	1,840	2,836
Orix JREIT, Inc.	2	3,281
Prologis, Inc.	260	12,701
Stockland	1,168	3,857
Suntec REIT	600	737
Unibail-Rodamco SE	28	6,444
Vicinity Centres	1,376	2,988
Wereldhave NV	34	1,490
Weyerhaeuser Co.	372	11,655

		87,500

Food & Staples Retailing - 2.6%
Aeon Co. Ltd.	400	5,795

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Alimentation Couche-Tard, Inc., Class B	132	6,035
Carrefour SA	250	6,121
Casino Guichard Perrachon SA	22	1,186
Costco Wholesale Corp.	88	14,428
CVS Health Corp.	522	41,139
Distribuidora Internacional de Alimentacion SA	214	1,132
ICA Gruppen AB	52	1,699
J Sainsbury plc	676	2,193
Kesko OYJ, Class B	48	2,430
Koninklijke Ahold Delhaize NV	238	5,066
Kroger Co. (The)	396	13,448
METRO AG	68	2,323
Seven & i Holdings Co. Ltd.	600	24,032
Sysco Corp.	162	8,499
Tesco plc*	900	2,203
Walgreens Boots Alliance, Inc.	458	37,529
Wesfarmers Ltd.	558	17,054
Wm Morrison Supermarkets plc	844	2,507
Woolworths Ltd.	696	12,998

		207,817

Food Products - 2.4%
Ajinomoto Co., Inc.	200	3,959
Archer-Daniels-Midland Co.	204	9,029
Associated British Foods plc	46	1,381
Barry Callebaut AG (Registered)*	2	2,473
Bunge Ltd.	42	2,907
Campbell Soup Co.	58	3,609
Conagra Brands, Inc.	134	5,238
Danone SA	254	15,918
General Mills, Inc.	130	8,122
Hershey Co. (The)	48	5,063
JM Smucker Co. (The)	38	5,162
MEIJI Holdings Co. Ltd.	100	7,764
Mondelez International, Inc., Class A	604	26,745
Nestle SA (Registered)	1,130	82,809
Orkla ASA	300	2,804
Tyson Foods, Inc., Class A	50	3,139
Viscofan SA	12	610
WhiteWave Foods Co. (The)*	52	2,863

		189,595

Gas Utilities - 0.2%
Enagas SA	70	1,717
Gas Natural SDG SA	146	2,812
Hong Kong & China Gas Co. Ltd.	2,000	3,779
Rubis SCA	12	1,011
Tokyo Gas Co. Ltd.	2,000	8,879

		18,198

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	1,004	41,937
Ansell Ltd.	156	2,816
Baxter International, Inc.	214	10,253
Becton Dickinson and Co.	108	19,147
Cochlear Ltd.	24	2,281
Edwards Lifesciences Corp.*	102	9,816
Elekta AB, Class B	126	1,139
Essilor International SA	48	5,623
Fisher & Paykel Healthcare Corp. Ltd.	212	1,351
Hologic, Inc.*	112	4,539
Hoya Corp.	200	8,744

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
IDEXX Laboratories, Inc.*	26	3,181
Medtronic plc	506	38,466
Sartorius AG (Preference)	16	1,124
Smith & Nephew plc	130	1,935
Sonova Holding AG (Registered)	28	3,701
Sysmex Corp.	200	12,010
William Demant Holding A/S*	50	936

		168,999

Health Care Providers & Services - 0.7%
Anthem, Inc.	130	20,038
Cigna Corp.	126	18,424
Humana, Inc.	44	8,734
Laboratory Corp. of America Holdings*	16	2,147
Ramsay Health Care Ltd.	8	406
Sonic Healthcare Ltd.	280	4,425

		54,174

Hotels, Restaurants & Leisure - 2.3%
Accor SA	72	2,918
Carnival Corp.	198	10,965
Carnival plc	52	2,773
Compass Group plc	494	8,776
Domino’s Pizza Group plc	120	547
Greene King plc	180	1,542
InterContinental Hotels Group plc	86	3,982
Kindred Group plc, SDR	62	524
Las Vegas Sands Corp.	118	6,205
Marriott International, Inc., Class A	164	13,874
McDonald’s Corp.	406	49,764
Royal Caribbean Cruises Ltd.	106	9,925
Sodexo SA	22	2,433
Starbucks Corp.	860	47,489
TUI AG, DI	218	3,187
Whitbread plc	66	3,259
Wyndham Worldwide Corp.	50	3,953
Yum Brands, Inc.	178	11,664
Yum! China Holdings, Inc.*	80	2,198

		185,978

Household Durables - 0.6%
Barratt Developments plc	394	2,368
Berkeley Group Holdings plc	32	1,127
Electrolux AB, Series B	42	1,117
Harman International Industries, Inc.	30	3,335
Husqvarna AB, Class B	70	586
Mohawk Industries, Inc.*	12	2,590
Newell Brands, Inc.	44	2,083
Nikon Corp.	200	3,242
Panasonic Corp.	1,200	12,562
SEB SA	18	2,267
Sekisui Chemical Co. Ltd.	200	3,276
Sekisui House Ltd.	200	3,249
Sharp Corp.*	2,000	5,401
Steinhoff International Holdings NV	878	4,211
Whirlpool Corp.	18	3,148

		50,562

Household Products - 1.9%
Clorox Co. (The)	64	7,680
Colgate-Palmolive Co.	384	24,799
Henkel AG & Co. KGaA (Preference)	76	9,256
Kimberly-Clark Corp.	120	14,536
Procter & Gamble Co. (The)	752	65,875
Reckitt Benckiser Group plc	226	19,346

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Products - (continued)
Svenska Cellulosa AB SCA, Class B	120	3,610
Unicharm Corp.	400	9,025

		154,127

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	228	2,608
Drax Group plc	124	578
Meridian Energy Ltd.	448	864
Uniper SE*	38	540

		4,590

Industrial Conglomerates - 3.4%
3M Co.	282	49,299
CK Hutchison Holdings Ltd.	1,000	12,044
General Electric Co.	5,098	151,411
Keppel Corp. Ltd.	200	876
Koninklijke Philips NV	320	9,384
Siemens AG (Registered)*	314	39,448
Smiths Group plc	140	2,644
Toshiba Corp.*	4,000	8,609

		273,715

Insurance - 1.8%
Aegon NV	388	2,102
Aflac, Inc.	126	8,819
Ageas	60	2,566
Arthur J Gallagher & Co.	64	3,445
Assicurazioni Generali SpA	396	6,308
Aviva plc	832	4,992
Delta Lloyd NV	138	794
Gjensidige Forsikring ASA	56	966
Great-West Lifeco, Inc.	122	3,337
Hannover Rueck SE	20	2,197
Hartford Financial Services Group, Inc. (The)	96	4,676
Hiscox Ltd.	174	2,246
Insurance Australia Group Ltd.	1,072	4,696
Legal & General Group plc	1,598	4,722
Loews Corp.	138	6,428
Medibank Pvt Ltd.	192	393
MetLife, Inc.	178	9,685
NN Group NV	118	4,174
Old Mutual plc	432	1,129
Phoenix Group Holdings	156	1,477
Power Corp. of Canada	104	2,435
Power Financial Corp.	90	2,334
Principal Financial Group, Inc.	142	8,107
Prudential plc	516	9,945
RSA Insurance Group plc	330	2,381
Sampo OYJ, Class A	128	5,934
St James’s Place plc	198	2,668
Standard Life plc	570	2,479
Swiss Life Holding AG (Registered)*	10	3,032
Swiss Re AG	122	11,389
Tryg A/S	46	879
Zurich Insurance Group AG*	54	15,517

		142,252

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	76	62,585
Ocado Group plc*	158	496
Priceline Group, Inc. (The)*	10	15,751
Zalando SE*(a)	58	2,288

		81,120

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet Software & Services - 2.3%
Alphabet, Inc., Class C*	118	94,021
carsales.com Ltd.	88	698
Facebook, Inc., Class A*	660	86,011
Moneysupermarket.com Group plc	200	829

		181,559

IT Services - 2.4%
Accenture plc, Class A	402	45,776
Amadeus IT Group SA	124	5,728
Amdocs Ltd.	72	4,227
Atos SE	36	3,832
Automatic Data Processing, Inc.	82	8,281
Capgemini SA	70	5,702
Cognizant Technology Solutions Corp., Class A*	178	9,361
Computershare Ltd.	146	1,429
Fujitsu Ltd.	2,000	11,700
International Business Machines Corp.	508	88,656
Jack Henry & Associates, Inc.	24	2,155
Nets A/S*(a)	44	777
Western Union Co. (The)	232	4,542

		192,166

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	76	3,722
Eurofins Scientific SE	6	2,691
Gerresheimer AG	12	975
Lonza Group AG (Registered)*	2	367
Mettler-Toledo International, Inc.*	8	3,413
Thermo Fisher Scientific, Inc.	164	24,992

		36,160

Machinery - 1.7%
Alfa Laval AB	32	597
Atlas Copco AB, Class A	220	7,054
CNH Industrial NV	348	3,084
Cummins, Inc.	66	9,703
Deere & Co.	102	10,919
Fortive Corp.	60	3,319
Georg Fischer AG (Registered)	2	1,647
Hitachi Construction Machinery Co. Ltd.	200	4,624
Illinois Tool Works, Inc.	134	17,045
Ingersoll-Rand plc	112	8,887
Kawasaki Heavy Industries Ltd.	2,000	6,307
KION Group AG	16	974
Komatsu Ltd.	600	14,358
Kone OYJ, Class B	120	5,434
Kubota Corp.	800	12,791
Metso OYJ	18	554
Mitsubishi Heavy Industries Ltd.	2,000	9,041
NSK Ltd.	200	2,441
Pentair plc	12	704
Rotork plc	384	1,234
SKF AB, Class B	66	1,329
Spirax-Sarco Engineering plc	12	650
Volvo AB, Class B	560	7,162
Wartsila OYJ Abp	36	1,807
Xylem, Inc.	52	2,564

		134,229

Marine - 0.2%
AP Moller - Maersk A/S, Class B	2	3,339
Kawasaki Kisen Kaisha Ltd.	2,000	4,886

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Marine - (continued)
Mitsui OSK Lines Ltd.	2,000	6,396

		14,621

Media - 1.8%
Comcast Corp., Class A	470	35,447
Daily Mail & General Trust plc, Class A	74	645
Informa plc	160	1,313
Lagardere SCA	18	452
Pearson plc	84	654
Publicis Groupe SA	82	5,633
REA Group Ltd.	28	1,117
Schibsted ASA, Class A	44	1,166
SES SA, FDR	136	2,647
Sky plc	260	3,274
Technicolor SA (Registered)	148	635
Telenet Group Holding NV*	22	1,180
Walt Disney Co. (The)	722	79,889
WPP plc	444	10,301

		144,353

Metals & Mining - 1.6%
Agnico Eagle Mines Ltd.	98	4,666
Alumina Ltd.	996	1,467
Anglo American plc*	242	4,134
ArcelorMittal*	536	4,164
BHP Billiton Ltd.	1,518	30,700
BHP Billiton plc	782	14,143
Boliden AB	64	1,868
Fortescue Metals Group Ltd.	254	1,284
Glencore plc*	3,906	16,042
Mitsubishi Materials Corp.	200	6,849
Norsk Hydro ASA	572	3,267
Randgold Resources Ltd.	30	2,549
Rio Tinto Ltd.	208	10,529
Rio Tinto plc	448	19,676
Teck Resources Ltd., Class B	142	3,473
thyssenkrupp AG	182	4,593

		129,404

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(b)
Annaly Capital Management, Inc.	210	2,146

Multiline Retail - 0.5%
Canadian Tire Corp. Ltd., Class A	34	3,609
Dollar General Corp.	56	4,134
J Front Retailing Co. Ltd.	200	2,901
Kohl’s Corp.	78	3,107
Macy’s, Inc.	90	2,659
Marks & Spencer Group plc	344	1,452
Next plc	46	2,216
Nordstrom, Inc.	64	2,830
Target Corp.	290	18,699

		41,607

Multi-Utilities - 0.5%
AGL Energy Ltd.	330	5,662
CenterPoint Energy, Inc.	222	5,819
DUET Group	1,124	2,389
E.ON SE	182	1,397
Engie SA	756	9,040
Innogy SE*(a)	58	1,986
National Grid plc	546	6,372
RWE AG*	142	1,881
Suez	134	2,032

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - (continued)
Veolia Environnement SA	74	1,259

		37,837

Oil, Gas & Consumable Fuels - 3.8%
BP plc	4,848	28,840
Caltex Australia Ltd.	136	2,953
Canadian Natural Resources Ltd.	746	22,510
Enbridge, Inc.	494	20,991
Eni SpA	570	8,753
Exxon Mobil Corp.	1,186	99,494
Hess Corp.	100	5,418
Inpex Corp.	600	5,919
JX Holdings, Inc.	1,600	7,570
Neste OYJ	60	2,092
Oil Search Ltd.	268	1,398
OMV AG	76	2,658
Origin Energy Ltd.	232	1,249
Repsol SA	273	4,030
Royal Dutch Shell plc, Class A	1,682	45,516
Santos Ltd.	40	122
Snam SpA	84	320
Spectra Energy Corp.	202	8,413
Statoil ASA	252	4,698
TOTAL SA	480	24,204
Woodside Petroleum Ltd.	320	7,667

		304,815

Paper & Forest Products - 0.1%
Mondi plc	116	2,556
Stora Enso OYJ, Class R	258	2,933
UPM-Kymmene OYJ	140	3,177

		8,666

Personal Products - 0.9%
Beiersdorf AG	60	5,313
Estee Lauder Cos., Inc. (The), Class A	100	8,121
L’Oreal SA	100	18,194
Shiseido Co. Ltd.	200	5,611
Unilever NV, CVA	374	15,114
Unilever plc	438	17,785

		70,138

Pharmaceuticals - 6.6%
AstraZeneca plc	488	25,749
Bayer AG (Registered)	290	32,061
Daiichi Sankyo Co. Ltd.	400	8,970
Eli Lilly & Co.	478	36,820
GlaxoSmithKline plc	1,610	30,950
Hikma Pharmaceuticals plc	4	92
Ipsen SA	16	1,240
Merck & Co., Inc.	1,310	81,207
Merck KGaA	72	7,909
Novartis AG (Registered)	998	73,287
Novo Nordisk A/S, Class B	442	15,890
Orion OYJ, Class B	50	2,330
Perrigo Co. plc	54	4,112
Pfizer, Inc.	2,966	94,111
Roche Holding AG	270	63,765
Sanofi	456	36,709
Zoetis, Inc.	142	7,802

		523,004

Professional Services - 0.4%
Adecco Group AG (Registered)	56	3,996
Capita plc	166	1,045

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Professional Services - (continued)
Hays plc	404	775
IHS Markit Ltd.*	6	237
Randstad Holding NV	50	2,907
RELX NV	326	5,505
RELX plc	394	7,054
Teleperformance	24	2,570
Wolters Kluwer NV	78	2,980
WS Atkins plc	80	1,470

		28,539

Real Estate Management & Development - 0.4%
Capital & Counties Properties plc	134	459
CapitaLand Ltd.	1,000	2,335
Castellum AB	60	827
CBRE Group, Inc., Class A*	192	5,829
City Developments Ltd.	200	1,310
Daiwa House Industry Co. Ltd.	400	10,887
Fastighets AB Balder, Class B*	58	1,188
Hulic Co. Ltd.	200	1,958
Tokyu Fudosan Holdings Corp.	400	2,349
Vonovia SE	166	5,430

		32,572

Road & Rail - 0.5%
Aurizon Holdings Ltd.	578	2,198
Canadian National Railway Co.	278	19,284
DSV A/S	72	3,499
Nippon Express Co. Ltd.	2,000	10,642

		35,623

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	106	7,944
Infineon Technologies AG	490	8,997
Intel Corp.	2,702	99,488
Lam Research Corp.	36	4,135
Microchip Technology, Inc.	56	3,771
NVIDIA Corp.	152	16,595
Skyworks Solutions, Inc.	50	4,587
STMicroelectronics NV	354	4,660
Texas Instruments, Inc.	484	36,561
Tokyo Electron Ltd.	100	10,402
Xilinx, Inc.	116	6,751

		203,891

Software - 4.8%
Adobe Systems, Inc.*	196	22,222
Autodesk, Inc.*	108	8,785
Check Point Software Technologies Ltd.*	36	3,556
Constellation Software, Inc.	6	2,705
Dassault Systemes SE	52	4,028
Dell Technologies, Inc., Class V*	34	2,142
Gemalto NV	12	697
Intuit, Inc.	94	11,146
Micro Focus International plc	64	1,727
Microsoft Corp.	3,826	247,351
Mobileye NV*	74	3,179
Open Text Corp.	88	3,016
Oracle Corp.	884	35,457
Playtech plc	166	1,731
SAP SE	352	32,194
SimCorp A/S	28	1,435
Splunk, Inc.*	38	2,199
Temenos Group AG (Registered)*	16	1,163

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Ubisoft Entertainment SA*	28	920

		385,653

Specialty Retail - 1.2%
Best Buy Co., Inc.	130	5,788
Dixons Carphone plc	510	2,027
Dufry AG (Registered)*	16	2,282
Foot Locker, Inc.	52	3,564
Gap, Inc. (The)	128	2,948
Hennes & Mauritz AB, Class B	258	7,379
Industria de Diseno Textil SA	198	6,534
Lowe’s Cos., Inc.	342	24,993
Signet Jewelers Ltd.	24	1,864
Tiffany & Co.	70	5,510
TJX Cos., Inc. (The)	314	23,525
Ulta Beauty, Inc.*	26	7,079

		93,493

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	3,160	383,466
Brother Industries Ltd.	200	3,710
Canon, Inc.	600	17,828
Hewlett Packard Enterprise Co.	798	18,099
HP, Inc.	830	12,491
Konica Minolta, Inc.	200	2,082
Logitech International SA (Registered)	24	687
Ricoh Co. Ltd.	200	1,793
Seagate Technology plc	130	5,869
Seiko Epson Corp.	400	8,282
Western Digital Corp.	78	6,219
Xerox Corp.	478	3,313

		463,839

Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	96	15,111
Asics Corp.	200	3,910
Burberry Group plc	178	3,673
Christian Dior SE	18	3,866
Cie Financiere Richemont SA (Registered)	124	9,640
Gildan Activewear, Inc.	52	1,358
Hanesbrands, Inc.	138	3,272
Hermes International	6	2,610
HUGO BOSS AG	40	2,564
Kering	24	5,711
Luxottica Group SpA	62	3,329
LVMH Moet Hennessy Louis Vuitton SE	84	16,939
Michael Kors Holdings Ltd.*	14	599
NIKE, Inc., Class B	398	21,054
Pandora A/S	26	3,406
PVH Corp.	22	2,064
VF Corp.	108	5,560

		104,666

Tobacco - 1.9%
Altria Group, Inc.	596	42,423
British American Tobacco plc	430	26,505
Imperial Brands plc	226	10,445
Japan Tobacco, Inc.	800	25,867
Philip Morris International, Inc.	468	44,989
Swedish Match AB	96	3,126

		153,355

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - 0.3%
Brenntag AG	44	2,555
Bunzl plc	36	946
Fastenal Co.	54	2,683
IMCD Group NV	12	539
Marubeni Corp.	1,200	7,330
Rexel SA	174	3,028
Toyota Tsusho Corp.	200	5,525
Wolseley plc	64	3,951

		26,557

Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	178	2,548
Aena SA(a)	16	2,323
Aeroports de Paris	22	2,442
Auckland International Airport Ltd.	252	1,264
Fraport AG Frankfurt Airport Services Worldwide	18	1,075
Macquarie Atlas Roads Group	140	533
SATS Ltd.	200	749
Sydney Airport	52	231
Transurban Group	920	7,124

		18,289

Water Utilities - 0.1%
American Water Works Co., Inc.	72	5,288
Pennon Group plc	284	2,833
Severn Trent plc	6	171

		8,292

Wireless Telecommunication Services - 0.3%
Freenet AG	60	1,800
Tele2 AB, Class B	106	935
Vodafone Group plc	7,474	18,275

		21,010

TOTAL COMMON STOCKS (Cost $7,381,112)		7,918,775

CLOSED END FUND - 0.0%(b)
Chemicals - 0.0%(b)
BB Biotech AG (Registered) (Cost $999)	20	1,088

	No. of Rights
RIGHT - 0.0%(b)
Construction & Engineering - 0.0%(b)
ACS Actividades de Construccion y Servicios SA, expiring 2/3/2017 (Cost $11)*	24	11

Total Investments — 99.4% (Cost $7,382,122)		7,919,874
Other Assets Less Liabilities — 0.6%		48,182

Net assets — 100.0%		7,968,056

*	Non-income producing security.
(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 1/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 1/31/2017 amounted to $164, which represents approximately 0.00% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
DI	Depositary Interest
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$731,879
Aggregate gross unrealized depreciation	(195,602)

Net unrealized appreciation	$536,277

Federal income tax cost of investments	$7,383,597

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2017 (Unaudited)

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open long futures contract as of January 31, 2017:

	Number of Contract	Expiration Date	Notional Amount at Value	Unrealized Appreciation
EURO STOXX 50® Index Futures Contract	1	03/17/2017	$34,950	$472

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2017:

Australia	3.9%
Austria	0.1
Belgium	0.3
Canada	2.3
Denmark	0.6
Finland	0.4
France	4.7
Germany	4.5
Hong Kong	0.4
Ireland	0.1
Italy	0.7
Japan	9.3
Luxembourg	0.1
Netherlands	0.9
New Zealand	0.1
Norway	0.3
Singapore	0.1
Spain	1.0
Sweden	1.1
Switzerland	4.4
United Kingdom	7.9
United States	56.2
Other[1]	0.6

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%
Building Products - 0.1%
Universal Forest Products, Inc.(a)	46,872	4,767,351

Chemicals - 18.0%
Agrium, Inc.	559,860	57,551,246
CF Industries Holdings, Inc.(a)	859,320	30,325,403
Incitec Pivot Ltd.	6,809,460	19,902,195
Israel Chemicals Ltd.	2,046,744	9,399,700
K+S AG (Registered)(a)	775,992	19,657,125
Monsanto Co.	1,783,740	193,196,879
Mosaic Co. (The)(a)	1,244,712	39,046,616
Nufarm Ltd.	843,696	5,745,211
Potash Corp. of Saskatchewan, Inc.	3,340,932	62,039,474
Sasol Ltd.	401,016	11,885,008
Scotts Miracle-Gro Co. (The)(a)	195,300	17,961,741
Syngenta AG (Registered)	432,264	184,016,704
UPL Ltd.	1,708,224	18,247,997
Yara International ASA	747,348	31,573,415

		700,548,714

Containers & Packaging - 0.3%
Klabin SA	2,083,200	10,755,589

Diversified Financial Services - 0.2%
Metro Pacific Investments Corp.	39,580,800	5,424,315

Equity Real Estate Investment Trusts (REITs) - 1.8%
Rayonier, Inc.(a)	328,104	9,150,820
Weyerhaeuser Co.	1,908,732	59,800,574

		68,951,394

Food Products - 11.1%
Archer-Daniels-Midland Co.	2,562,336	113,408,991
Bunge Ltd.	541,632	37,486,351
Charoen Pokphand Foods PCL, NVDR	15,363,600	12,435,745
Charoen Pokphand Indonesia Tbk. PT	39,841,200	9,249,782
CJ CheilJedang Corp.	36,456	11,120,947
Fresh Del Monte Produce, Inc.(a)	153,636	8,795,661
Golden Agri-Resources Ltd.(a)	28,123,200	8,484,072
GrainCorp Ltd., Class A	783,804	5,658,686
IOI Corp. Bhd.	15,363,600	15,295,965
Kuala Lumpur Kepong Bhd.	2,083,200	11,334,263
Marine Harvest ASA*	1,729,056	30,639,770
Maruha Nichiro Corp.	260,400	7,216,949
PPB Group Bhd.	2,343,600	8,602,988
Salmar ASA	257,796	7,309,873
Tyson Foods, Inc., Class A	1,635,312	102,681,240
Wilmar International Ltd.	15,624,000	43,030,324

		432,751,607

Metals & Mining - 31.3%
Agnico Eagle Mines Ltd.	803,533	38,255,271
Anglo American plc*	3,455,508	59,037,346
AngloGold Ashanti Ltd.*	1,413,972	17,820,453
Barrick Gold Corp.	3,673,387	67,564,963
BHP Billiton Ltd.	8,439,564	170,679,678
Boliden AB	669,228	19,529,613

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
First Quantum Minerals Ltd.	1,544,172	19,436,136
Fortescue Metals Group Ltd.	4,195,044	21,209,886
Franco-Nevada Corp.(a)	587,708	38,154,251
Freeport-McMoRan, Inc.*	2,572,752	42,836,321
Glencore plc*	27,922,692	114,680,377
Goldcorp, Inc.	2,738,369	44,191,972
Grupo Mexico SAB de CV, Series B	8,072,400	24,317,421
Kinross Gold Corp.*	4,004,952	15,574,387
Korea Zinc Co. Ltd.	33,852	14,273,711
Mitsubishi Materials Corp.	324,300	11,105,277
MMC Norilsk Nickel PJSC, ADR	1,700,412	27,495,662
Newcrest Mining Ltd.	2,551,920	41,709,854
Newmont Mining Corp.(a)	1,697,808	61,596,474
Norsk Hydro ASA	3,531,024	20,166,244
Randgold Resources Ltd.	302,064	25,670,804
Rio Tinto plc	2,984,184	131,066,168
Royal Gold, Inc.(a)	187,488	13,531,009
Silver Wheaton Corp.	1,576,293	34,784,237
South32 Ltd.	13,345,500	27,860,899
Southern Copper Corp.(a)	466,116	17,880,210
Sumitomo Metal Mining Co. Ltd.	1,370,031	18,644,348
Tahoe Resources, Inc.	1,067,378	9,717,950
Teck Resources Ltd., Class B(a)	1,137,948	27,834,448
Vale SA (Preference)*	4,687,200	45,524,157

		1,222,149,527

Multi-Utilities - 1.2%
Suez	1,070,244	16,227,276
Veolia Environnement SA	1,791,552	30,484,371

		46,711,647

Oil, Gas & Consumable Fuels - 27.8%
Anadarko Petroleum Corp.	367,164	25,528,913
Apache Corp.(a)	265,608	15,888,671
BP plc	14,712,601	87,524,171
Canadian Natural Resources Ltd.	841,092	25,379,528
Cenovus Energy, Inc.	630,168	8,584,302
Chevron Corp.(a)	1,351,476	150,486,853
China Petroleum & Chemical Corp., Class H	20,592,000	16,480,288
CNOOC Ltd.	12,870,000	16,321,058
Concho Resources, Inc.*	98,952	13,797,867
ConocoPhillips	843,696	41,138,617
Devon Energy Corp.	325,500	14,823,270
Eni SpA	2,046,744	31,431,330
EOG Resources, Inc.	377,580	38,354,576
Exxon Mobil Corp.	2,135,280	179,128,639
Gazprom PJSC, ADR	4,097,321	20,261,252
Gazprom PJSC, ADR, OTC	155,011	764,979
Hess Corp.	166,656	9,029,422
LUKOIL PJSC, ADR	325,500	18,263,805
Noble Energy, Inc.	291,648	11,595,924
Occidental Petroleum Corp.	635,376	43,059,431
PetroChina Co. Ltd., Class H	15,444,000	12,380,119
Petroleo Brasileiro SA (Preference)*	3,906,000	18,651,741
Pioneer Natural Resources Co.	127,596	22,996,627
Repsol SA	928,594	13,708,241
Royal Dutch Shell plc, Class A	3,223,607	87,094,437
Statoil ASA	773,388	14,419,218
Suncor Energy, Inc.	1,239,504	38,371,146
TOTAL SA(a)	1,938,519	97,750,716
Woodside Petroleum Ltd.(a)	539,028	12,914,450

		1,086,129,591

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Paper & Forest Products - 2.6%
Canfor Corp.*(a)	197,904	2,141,841
Century Plyboards India Ltd.	226,548	654,650
Duratex SA*	781,200	1,872,625
Interfor Corp.*(a)	184,884	1,958,388
Mondi plc	971,292	21,396,913
Oji Holdings Corp.	2,604,000	11,565,623
Stella-Jones, Inc.	127,596	3,914,738
Stora Enso OYJ, Class R(a)	1,510,320	17,170,774
UPM-Kymmene OYJ	1,486,884	33,744,386
West Fraser Timber Co. Ltd.	177,072	6,035,727
Western Forest Products, Inc.	1,210,860	1,727,478

		102,183,143

Trading Companies & Distributors - 1.6%
Marubeni Corp.	7,030,800	42,943,621
Mitsui & Co. Ltd.	1,302,000	19,158,454

		62,102,075

Water Utilities - 3.6%
Aguas Andinas SA, Class A	7,538,580	4,106,447
American States Water Co.(a)	85,932	3,762,103
American Water Works Co., Inc.	489,552	35,952,699
Aqua America, Inc.(a)	492,156	14,966,464
California Water Service Group(a)	117,180	4,042,710
China Water Affairs Group Ltd.	2,348,334	1,600,996
Cia de Saneamento Basico do Estado de Sao Paulo*	662,938	6,607,356
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	378,662	3,771,474
Cia de Saneamento de Minas Gerais-COPASA*	260,400	3,573,054
Guangdong Investment Ltd.	8,187,576	10,182,568
Pennon Group plc(a)	1,135,344	11,327,024
Severn Trent plc	684,852	19,558,599
United Utilities Group plc	1,893,108	21,840,364

		141,291,858

TOTAL COMMON STOCKS (Cost $3,692,920,817)		3,883,766,811

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(b) - 3.4%
CERTIFICATES OF DEPOSIT - 0.8%
Bank of Nova Scotia, Houston
1.23%, 4/12/2017	5,000,000	5,003,721
Credit Industriel et Commercial, New York
1.42%, 3/1/2017	1,000,000	1,000,000
KBC Bank NV, Brussels
1.17%, 4/4/2017	3,700,000	3,694,117
1.15%, 4/18/2017	700,000	698,488
Landesbank Baden-Wurttemberg, London
1.04%, 2/9/2017	4,600,000	4,598,943
Sumitomo Mitsui Banking Corp., New York
1.33%, 5/31/2017	1,000,000	1,000,087
Sumitomo Mitsui Trust Bank Ltd., New York
1.51%, 3/6/2017	2,000,000	2,000,000
1.46%, 4/10/2017	3,000,000	3,002,109
The Chiba Bank Ltd., New York Branch
0.95%, 2/2/2017	1,000,000	1,000,000

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Toronto Dominion, New York
1.20%, 6/1/2017	5,000,000	5,007,930
Wells Fargo Bank (San Francisco) NA
1.27%, 7/27/2017	5,250,000	5,254,914

TOTAL CERTIFICATES OF DEPOSIT (Cost $32,248,634)		32,260,309

COMMERCIAL PAPER - 0.4%
Macquarie Bank Ltd.
1.16%, 3/15/2017	6,000,000	5,991,880
Suncorp Metway Ltd.
0.96%, 2/23/2017	6,575,000	6,571,143
United Overseas Bank Ltd.
0.96%, 2/21/2017	2,500,000	2,498,667

TOTAL COMMERCIAL PAPER (Cost $15,061,690)		15,061,690

FUNDING AGREEMENT - 0.1%
United of Omaha Life Insurance
1.01%, 3/2/2017 (Cost $3,000,000)	3,000,000	3,000,000

MASTER DEMAND NOTE - 0.1%
Natixis Financial Products LLC
0.91%, 2/1/2017 (Cost $5,000,000)	5,000,000	5,000,000

REPURCHASE AGREEMENTS - 2.0%
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $50,695,553, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $51,708,645	50,694,750	50,694,750
Deutsche Bank AG, London Branch, 1.05%, dated 1/31/2017, due 2/1/2017, repurchase price $9,000,262, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.75%, maturing 3/30/2017 - 2/15/2046; Common Stocks; total market value $10,000,733	9,000,000	9,000,000
Mizuho Securities USA, Inc., 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $12,873,832, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 1.75%, maturing 2/15/2017 - 12/31/2020; total market value $13,131,112	12,873,635	12,873,635

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - (continued)
REPURCHASE AGREEMENTS - (continued)
Societe Generale, New York Branch, 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $5,000,076, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 3.94%, maturing 4/20/2046 - 9/15/2057; U.S. Treasury Securities, 1.75%, maturing 12/31/2020; total market value $5,100,000	5,000,000	5,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $77,568,385)		77,568,385

TIME DEPOSIT - 0.0%(c)
Shinkin Central Bank
1.43%, 4/12/2017 (Cost $1,000,000)	1,000,000	1,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $133,878,709)		133,890,384

Total Investments - 103.0% (Cost $3,826,799,526)		4,017,657,195
Liabilities Less Other Assets — (3.0%)		(116,170,453)

Net assets — 100.0%		3,901,486,742

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $161,391,754, collateralized in the form of cash with a value of $133,887,749 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,143,245 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from 2/9/2017 - 8/15/2044 and $30,959,350 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 2/13/2017 - 7/22/2068; a total value of $166,990,344.

(b)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $133,890,384.
(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$352,131,844
Aggregate gross unrealized depreciation	(166,596,982)

Net unrealized appreciation	$185,534,862

Federal income tax cost of investments	$3,832,122,333

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2017 (Unaudited)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	21	03/17/2017	$2,388,225	$24,667
E-mini S&P MidCap 400® Index Futures Contracts	9	03/17/2017	1,516,950	14,092
FTSE 100® Index Futures Contracts	46	03/17/2017	4,077,414	90,514
FTSE/JSE Top 40 Index Futures Contracts	26	03/16/2017	891,619	41,430
Hang Seng Index Futures Contract	1	02/27/2017	150,347	2,136
S&P Toronto Stock Exchange 60® Index Futures Contracts	45	03/16/2017	6,263,931	123,362
SPI 200® Index Futures Contracts	26	03/16/2017	2,741,101	29,333

				$325,534

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
AUD	2,054,479	Morgan Stanley	USD	1,487,304	03/15/2017	$70,880
CAD	1,221,694	Goldman Sachs & Co.	USD	913,969	03/15/2017	23,468
GBP	2,201,833	Citibank NA	USD	2,734,501	03/15/2017	37,972
KRW	507,253,650	Morgan Stanley	USD	425,000	03/15/2017	11,663
RUB	32,131,465	JPMorgan Chase Bank	USD	510,730	03/15/2017	18,782
USD	600,000	Societe Generale	AUD	828,490	03/15/2017	(28,354)
USD	1,528,246	Morgan Stanley	CHF	1,560,732	03/15/2017	(57,146)
USD	26,014	Societe Generale	EUR	24,818	03/15/2017	(852)
USD	1,900,000	Morgan Stanley	GBP	1,531,878	03/15/2017	(28,888)
USD	303,461	Morgan Stanley	HKD	2,356,252	03/15/2017	(341)
USD	1,402,177	Morgan Stanley	JPY	163,282,812	03/15/2017	(50,249)
USD	375,303	Goldman Sachs & Co.	KRW	444,642,000	03/15/2017	(7,462)
USD	260,000	JPMorgan Chase Bank	RUB	16,143,977	03/15/2017	(6,046)

						$(16,573)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — Korean Won

RUB — Russian Ruble

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2017 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2017:

Australia	7.8%
Brazil	2.3
Canada	12.9
Chile	0.1
China	1.5
Finland	1.3
France	3.7
Germany	0.5
India	0.5
Indonesia	0.2
Israel	0.3
Italy	0.8
Japan	2.8
Malaysia	0.9
Mexico	0.6
Norway	2.7
Philippines	0.1
Russia	1.7
Singapore	1.3
South Africa	0.8
South Korea	0.7
Spain	0.4
Sweden	0.5
Switzerland	4.7
Thailand	0.3
United Kingdom	14.9
United States	35.3
Other[1]	0.4

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%
Air Freight & Logistics - 3.3%
bpost SA	54,432	1,315,908
CTT-Correios de Portugal SA	78,960	439,801
Deutsche Post AG (Registered)	521,472	17,444,838
Oesterreichische Post AG*(a)	17,808	644,518
PostNL NV*	228,144	999,535
Royal Mail plc	549,024	2,843,033
Singapore Post Ltd.(a)	772,800	803,629

		24,491,262

Commercial Services & Supplies - 2.8%
China Everbright International Ltd.(a)	1,170,000	1,426,434
Clean Harbors, Inc.*(a)	11,088	615,384
Cleanaway Co. Ltd.	36,000	187,775
Cleanaway Waste Management Ltd.	871,920	754,586
Daiseki Co. Ltd.	22,400	448,497
Republic Services, Inc.(a)	45,360	2,602,757
Shanghai Youngsun Investment Co. Ltd., Class B*(b)	57,800	168,892
Stericycle, Inc.*(a)	17,136	1,321,871
Waste Connections, Inc.	96,432	7,718,998
Waste Management, Inc.	78,960	5,487,720

		20,732,914

Diversified Financial Services - 0.2%
Metro Pacific Investments Corp.	9,038,400	1,238,660

Diversified Telecommunication Services - 16.3%
AT&T, Inc.	882,336	37,199,286
BCE, Inc.	132,048	5,941,274
BT Group plc	1,333,248	5,096,656
Cellnex Telecom SA(c)	24,192	344,059
CenturyLink, Inc.(a)	82,320	2,128,795
Chunghwa Telecom Co. Ltd.	663,304	2,158,394
Deutsche Telekom AG (Registered)	482,496	8,426,364
Infrastrutture Wireless Italiane SpA(c)	36,960	175,668
Koninklijke KPN NV	499,632	1,438,433
Level 3 Communications, Inc.*	39,648	2,357,470
Nippon Telegraph & Telephone Corp.	215,200	9,517,928
SBA Communications Corp.*	19,152	2,015,940
Telefonica SA	673,344	6,494,569
Telstra Corp. Ltd.	1,846,656	7,009,444
Verizon Communications, Inc.	622,272	30,497,551

		120,801,831

Electric Utilities - 13.1%
American Electric Power Co., Inc.(a)	94,416	6,048,289
Duke Energy Corp.	131,376	10,318,271
Edison International	62,832	4,579,196
Enel SpA	2,768,976	11,562,759
Exelon Corp.	177,072	6,353,344
Iberdrola SA*(b)	43,433	273,837
Iberdrola SA	2,059,458	12,984,479
Korea Electric Power Corp.	108,900	3,977,975
NextEra Energy, Inc.	88,032	10,891,319
PG&E Corp.	94,416	5,843,406
PPL Corp.(a)	130,704	4,553,727
Southern Co. (The)	180,096	8,902,145
SSE plc	359,520	6,734,927
Xcel Energy, Inc.	98,112	4,053,988

		97,077,662

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	64,848	6,711,768
CoreCivic, Inc.	21,840	634,234
Crown Castle International Corp.	51,072	4,485,654
Digital Realty Trust, Inc.(a)	22,512	2,422,966
DuPont Fabros Technology, Inc.(a)	11,088	526,458
Equinix, Inc.	10,752	4,139,305
GEO Group, Inc. (The)(a)	14,112	585,930
Keppel DC REIT	125,871	106,769

		19,613,084

Gas Utilities - 0.9%
APA Group	338,016	2,160,613
Enagas SA	79,296	1,945,281
Korea Gas Corp.*	33,660	1,341,070
Petronas Gas Bhd.	231,000	1,088,899

		6,535,863

Health Care Providers & Services - 3.3%
Bangkok Dusit Medical Services PCL, NVDR	5,913,600	3,728,541
Bumrungrad Hospital PCL, NVDR	201,600	1,024,891
Community Health Systems, Inc.*(a)	20,160	129,024
HCA Holdings, Inc.*	59,808	4,801,386
Healthscope Ltd.	958,944	1,594,281
HealthSouth Corp.(a)	18,816	730,437
IHH Healthcare Bhd.	1,749,000	2,487,572
Life Healthcare Group Holdings Ltd.(a)	547,344	1,364,300
LifePoint Health, Inc.*(a)	8,736	518,482
Netcare Ltd.(a)	632,352	1,515,205
Ramsay Health Care Ltd.	75,264	3,816,729
RHOEN-KLINIKUM AG	18,816	514,767
Tenet Healthcare Corp.*(a)	18,816	330,973
Universal Health Services, Inc., Class B	17,808	2,005,715

		24,562,303

Industrial Conglomerates - 0.1%
Beijing Enterprises Holdings Ltd.	165,000	825,069

Media - 6.1%
Charter Communications, Inc., Class A*	29,568	9,578,553
Comcast Corp., Class A	368,592	27,799,209
DISH Network Corp., Class A*	33,264	1,968,231
Liberty Global plc, Series C*	99,120	3,482,086
Liberty Media Corp-Liberty Formula One, Class C*	7,728	222,103
SES SA, FDR	56,784	1,105,210
Sirius XM Holdings, Inc.(a)	270,480	1,276,665

		45,432,057

Multi-Utilities - 8.0%
Consolidated Edison, Inc.	58,800	4,371,780
Dominion Resources, Inc.(a)	117,600	8,970,528
E.ON SE	713,664	5,478,236
Engie SA	584,976	6,995,111
National Grid plc	1,406,160	16,411,847
Public Service Enterprise Group, Inc.	97,440	4,311,720
Sempra Energy	47,376	4,850,829

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - (continued)
Suez	188,160	2,852,923
Veolia Environnement SA	308,112	5,242,717

		59,485,691

Oil, Gas & Consumable Fuels - 8.6%
Enbridge, Inc.(a)	332,640	14,134,808
Inter Pipeline Ltd.	125,328	2,712,756
Keyera Corp.	62,832	1,840,984
Kinder Morgan, Inc.	380,016	8,489,558
Koninklijke Vopak NV	22,176	951,794
ONEOK, Inc.(a)	40,656	2,240,552
Pembina Pipeline Corp.	139,441	4,317,724
Plains GP Holdings LP, Class A(a)	21,194	687,745
Polskie Gornictwo Naftowe i Gazownictwo SA	649,152	890,739
Snam SpA	872,928	3,320,674
Spectra Energy Corp.	134,736	5,611,754
TransCanada Corp.(a)	284,592	13,400,654
Veresen, Inc.(a)	107,184	1,087,666
Williams Cos., Inc. (The)(a)	144,816	4,176,494

		63,863,902

Road & Rail - 18.4%
Aurizon Holdings Ltd.	1,109,808	4,220,979
Canadian National Railway Co.(a)	366,240	25,405,749
Canadian Pacific Railway Ltd.	80,304	12,122,439
Central Japan Railway Co.	111,800	18,144,224
CSX Corp.	181,104	8,401,415
East Japan Railway Co.	212,000	19,265,023
Hankyu Hanshin Holdings, Inc.	139,300	4,739,232
Kansas City Southern	21,168	1,818,543
Keikyu Corp.	263,000	3,095,492
Keisei Electric Railway Co. Ltd.	91,300	2,165,410
MTR Corp. Ltd.(a)	770,810	3,933,844
Norfolk Southern Corp.	56,448	6,630,382
Tobu Railway Co. Ltd.	563,000	2,865,636
Union Pacific Corp.	158,592	16,902,735
West Japan Railway Co.	105,900	6,923,598

		136,634,701

Transportation Infrastructure - 7.6%
Abertis Infraestructuras SA	364,560	5,218,265
Aena SA(c)	40,320	5,854,143
Aeroports de Paris(a)	18,480	2,051,056
Airports of Thailand PCL, NVDR	235,200	2,765,487
Atlantia SpA	255,024	5,801,473
Auckland International Airport Ltd.	507,360	2,544,455
CCR SA	462,000	2,278,091
China Merchants Port Holdings Co. Ltd.(a)	660,925	1,775,959
COSCO SHIPPING Ports Ltd.	809,147	807,129
Flughafen Zuerich AG (Registered)	10,416	2,049,205
Groupe Eurotunnel SE (Registered)	255,024	2,372,127
Grupo Aeroportuario del Pacifico SAB de CV, Class B	201,600	1,568,947
International Container Terminal Services, Inc.	903,840	1,406,660
Japan Airport Terminal Co. Ltd.(a)	40,800	1,467,822
Jiangsu Expressway Co. Ltd., Class H	660,000	827,621
Macquarie Atlas Roads Group	248,640	947,550
Promotora y Operadora de Infraestructura SAB de CV*	120,960	1,059,294
Shenzhen International Holdings Ltd.	348,632	502,324
Sydney Airport	1,221,696	5,425,585
Transurban Group	1,116,864	8,648,246
Westports Holdings Bhd.	561,000	528,134
Westshore Terminals Investment Corp.	27,888	545,674

		56,445,247

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Water Utilities - 2.7%
Aguas Andinas SA, Class A	1,567,500	853,855
American Water Works Co., Inc.	33,264	2,442,908
Aqua America, Inc.(a)	34,944	1,062,647
Beijing Enterprises Water Group Ltd.*	2,510,000	1,750,031
Cia de Saneamento Basico do Estado de Sao Paulo*	165,000	1,644,518
Guangdong Investment Ltd.	1,468,000	1,825,694
Pennon Group plc(a)	226,464	2,259,371
Severn Trent plc	131,712	3,761,546
United Utilities Group plc	373,968	4,314,386

		19,914,956

Wireless Telecommunication Services - 5.0%
China Mobile Ltd.	835,000	9,453,724
KDDI Corp.	278,700	7,501,319
SoftBank Group Corp.	134,400	10,387,869
Vodafone Group plc	4,043,424	9,886,646

		37,229,558

TOTAL COMMON STOCKS (Cost $704,013,437)		734,884,760

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(d) - 4.3%
CERTIFICATES OF DEPOSIT - 1.5%
Bank of Montreal, Chicago
1.08%, 3/17/2017	1,200,000	1,200,000
Bank of Nova Scotia, Houston
1.23%, 4/12/2017	1,500,000	1,501,116
KBC Bank NV, Brussels
1.17%, 4/4/2017	1,500,000	1,497,615
Landesbank Baden-Wurttemberg, London
1.04%, 2/9/2017	1,500,000	1,499,655
Sumitomo Mitsui Banking Corp., New York
1.33%, 5/31/2017	1,000,000	1,000,087
Sumitomo Mitsui Trust Bank Ltd., New York
1.46%, 4/10/2017	1,000,000	1,000,703
Toronto Dominion, New York
1.20%, 6/1/2017	1,000,000	1,001,586
Wells Fargo Bank (San Francisco) NA
1.27%, 7/27/2017	1,000,000	1,000,936
Westpac Banking Corp., New York
1.05%, 3/17/2017	900,000	900,067

TOTAL CERTIFICATES OF DEPOSIT (Cost $10,598,696)		10,601,765

COMMERCIAL PAPER - 0.4%
Macquarie Bank Ltd.
1.16%, 3/15/2017	1,000,000	998,647
Suncorp Metway Ltd.
0.96%, 2/23/2017	1,000,000	999,413
United Overseas Bank Ltd.
0.96%, 2/21/2017	1,000,000	999,467

TOTAL COMMERCIAL PAPER (Cost $2,997,527)		2,997,527

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Securities Lending Reinvestments(d) - (continued)
MASTER DEMAND NOTE - 0.2%
Natixis Financial Products LLC
0.91%, 2/1/2017 (Cost $1,500,000)	1,500,000	1,500,000

REPURCHASE AGREEMENTS - 2.1%
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $12,485,149, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $12,734,650	12,484,951	12,484,951
Deutsche Bank AG, London Branch, 1.05%, dated 1/31/2017, due 2/1/2017, repurchase price $3,000,087, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.75%, maturing 3/30/2017 - 2/15/2046; Common Stocks; total market value $3,333,578	3,000,000	3,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,484,951)		15,484,951

TIME DEPOSIT - 0.1%
Shinkin Central Bank
1.43%, 4/12/2017 (Cost $1,000,000)	1,000,000	1,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $31,581,174)		31,584,243

Total Investments — 103.3% (Cost $735,594,611)		766,469,003
Liabilities Less Other Assets — (3.3%)		(24,407,022)

Net assets — 100.0%		742,061,981

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $38,923,553, collateralized in the form of cash with a value of $31,590,119 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $986,339 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from 2/9/2017 - 11/15/2046 and $7,637,771 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 2/13/2017 - 7/22/2068; a total value of $40,214,229.

(b)

Security fair valued as of 1/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 1/31/2017 amounted to $442,729, which represents approximately 0.06% of net assets of the Fund.

(c)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $31,584,243.

Percentages shown are based on Net Assets.

Abbreviations

FDR	Fiduciary Depositary Receipt
NVDR	Non-Voting Depositary Receipt

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,196,502
Aggregate gross unrealized depreciation	(38,358,291)

Net unrealized appreciation	$29,838,211

Federal income tax cost of investments	$736,630,792

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2017 (Unaudited)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	29	03/17/2017	$3,298,025	$47,193
EURO STOXX 50® Index Futures Contracts	25	03/17/2017	873,746	(217)
FTSE 100® Index Futures Contracts	6	03/17/2017	531,837	4,474
Nikkei 225 SGX Index Futures Contracts	11	03/09/2017	927,781	9,669
S&P Toronto Stock Exchange 60® Index Futures Contracts	6	03/16/2017	835,191	7,817

				$68,936

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of January 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
AUD	426,729	Toronto-Dominion Bank (The)	USD	310,000	03/15/2017	$13,645
AUD	28,687	Morgan Stanley	USD	20,768	03/15/2017	990
CAD	199,469	JPMorgan Chase Bank	USD	150,000	03/15/2017	3,058
CAD	11,469	Goldman Sachs & Co.	USD	8,580	03/15/2017	220
EUR	100,483	Societe Generale	USD	105,324	03/15/2017	3,451
GBP	167,429	Citibank NA	USD	207,934	03/15/2017	2,888
JPY	13,902,691	Morgan Stanley	USD	120,000	03/15/2017	3,667
JPY	16,931,940	JPMorgan Chase Bank	USD	150,000	03/15/2017	612
USD	310,000	Toronto-Dominion Bank (The)	AUD	428,363	03/15/2017	(14,885)
USD	500,000	Toronto-Dominion Bank (The)	GBP	403,130	03/15/2017	(7,607)
USD	19,521	Morgan Stanley	JPY	2,273,220	03/15/2017	(700)

						$5,339

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2017 (Unaudited)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2017:

Australia	4.7%
Austria	0.1
Belgium	0.2
Brazil	0.5
Canada	12.0
Chile	0.1
China	2.6
France	2.6
Germany	4.3
Hong Kong	0.5
Italy	2.8
Japan	11.7
Luxembourg	0.1
Malaysia	0.5
Mexico	0.4
Netherlands	0.5
New Zealand	0.3
Philippines	0.4
Poland	0.1
Portugal	0.1
Singapore	0.1
South Africa	0.4
South Korea	0.7
Spain	4.5
Switzerland	0.3
Taiwan	0.3
Thailand	1.0
United Kingdom	6.9
United States	40.3
Other[1]	1.0

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%
Diversified Financial Services - 0.2%
Corp. Financiera Alba SA	6,348	297,599

Equity Real Estate Investment Trusts (REITs) - 76.4%
Apartment Investment & Management Co., Class A	61,824	2,724,584
Ascendas Hospitality Trust	489,900	255,591
AvalonBay Communities, Inc.	38,433	6,660,823
Brookfield Canada Office Properties	10,833	258,081
BWP Trust(a)	223,905	496,334
Camden Property Trust	34,845	2,911,997
Canadian Apartment Properties REIT	25,254	614,425
Champion REIT	138,000	74,697
Columbia Property Trust, Inc.	46,851	1,042,435
CoreSite Realty Corp.	11,040	950,875
Cousins Properties, Inc.(a)	143,313	1,218,161
DCT Industrial Trust, Inc.	35,880	1,603,477
Derwent London plc	40,296	1,250,680
Dexus Property Group	328,647	2,240,441
DiamondRock Hospitality Co.	80,109	902,828
Duke Realty Corp.	134,343	3,268,565
DuPont Fabros Technology, Inc.(a)	26,772	1,271,135
EastGroup Properties, Inc.(a)	12,558	888,730
EPR Properties(a)	25,116	1,857,831
Equity Commonwealth*	45,885	1,415,093
Equity Lifestyle Properties, Inc.	31,050	2,295,837
Equity Residential	122,199	7,426,033
First Industrial Realty Trust, Inc.	44,436	1,148,671
Fonciere Des Regions	2,000	166,536
Fortune REIT	483,000	561,472
Frasers Centrepoint Trust	193,200	274,276
Frontier Real Estate Investment Corp.	207	945,130
Gecina SA	16,422	2,117,248
Getty Realty Corp.(a)	18,561	478,688
Goodman Group	165,738	870,674
Goodman Property Trust	368,460	339,044
GPT Group (The)	709,665	2,521,313
Granite REIT	14,973	509,685
Great Portland Estates plc	131,652	1,026,086
Green REIT plc(a)	338,859	476,066
Grivalia Properties REIC AE	25,875	222,027
H&R REIT	52,647	911,000
Hankyu Reit, Inc.	345	475,323
Hansteen Holdings plc(a)	385,503	533,501
Hersha Hospitality Trust	24,702	493,793
Highwoods Properties, Inc.	38,916	2,000,672
Host Hotels & Resorts, Inc.(a)	297,666	5,378,825
Investa Office Fund	232,185	793,185
Japan Logistics Fund, Inc.(a)	345	729,993
Killam Apartment REIT	27,807	258,928
Kilroy Realty Corp.	36,777	2,752,758
Kimco Realty Corp.	161,736	4,025,609
Kiwi Property Group Ltd.	488,933	518,012
Land Securities Group plc	146,073	1,826,718
LaSalle Hotel Properties(a)	45,057	1,359,370
Liberty Property Trust	58,512	2,246,276

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Link REIT	862,500	5,907,953
LTC Properties, Inc.(a)	14,559	679,469
Mack-Cali Realty Corp.	33,672	943,489
Mapletree Commercial Trust(a)	476,100	517,059
Mapletree Greater China Commercial Trust	745,200	505,158
Mapletree Industrial Trust	496,800	580,094
Medical Properties Trust, Inc.	90,321	1,151,593
Morguard REIT	22,011	254,256
Mori Trust Sogo Reit, Inc.	414	666,372
National Health Investors, Inc.(a)	15,318	1,133,379
Nippon Accommodations Fund, Inc.	183	808,728
Nippon Building Fund, Inc.	387	2,227,635
Nomura Real Estate Master Fund, Inc.	1,035	1,617,202
Parkway Life REIT	144,900	249,934
Piedmont Office Realty Trust, Inc., Class A	55,131	1,197,445
Potlatch Corp.(a)	16,146	665,215
Precinct Properties New Zealand Ltd.	371,841	336,703
Prologis, Inc.	182,781	8,928,852
PS Business Parks, Inc.	7,728	865,845
Public Storage	41,676	8,960,340
Pure Industrial Real Estate Trust	105,018	458,334
Ramco-Gershenson Properties Trust	32,637	530,678
Rayonier, Inc.	48,990	1,366,331
Retail Properties of America, Inc., Class A	94,737	1,418,213
RioCan REIT	60,444	1,205,867
RLJ Lodging Trust	49,818	1,156,276
Sabra Health Care REIT, Inc.(a)	26,496	672,998
Safestore Holdings plc	41,262	192,125
Scentre Group	2,101,671	7,020,127
Segro plc	298,011	1,730,291
Select Income REIT	25,323	633,328
Senior Housing Properties Trust	55,683	1,060,761
Shaftesbury plc	104,535	1,152,733
Silver Bay Realty Trust Corp.	25,599	431,343
Simon Property Group, Inc.	21,183	3,892,800
SL Green Realty Corp.(a)	5,727	624,071
Smart REIT	25,806	633,793
Summit Hotel Properties, Inc.	35,949	569,073
Sunlight REIT	414,000	250,768
Sunstone Hotel Investors, Inc.	86,388	1,271,631
Tanger Factory Outlet Centers, Inc.(a)	36,915	1,262,124
Terreis	3,519	135,728
Tritax Big Box REIT plc(a)	29,256	50,941
Unibail-Rodamco SE	2,484	571,656
Urstadt Biddle Properties, Inc., Class A	19,458	436,832
Washington REIT	28,083	883,210
Weingarten Realty Investors(a)	47,196	1,681,593
Workspace Group plc	44,988	427,325
Xenia Hotels & Resorts, Inc.	43,056	790,078

		148,297,281

Household Durables - 0.5%
Iida Group Holdings Co. Ltd.	55,200	1,037,069

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Industrial Conglomerates - 0.4%
Hopewell Holdings Ltd.	241,500	865,240

Real Estate Management & Development - 20.7%
ADO Properties SA(b)	10,143	362,772
Alrov Properties and Lodgings Ltd.	10,488	238,688
Atrium European Real Estate Ltd.	69,828	292,797
CA Immobilien Anlagen AG*	30,015	591,493
City Developments Ltd.	165,600	1,084,957
Daejan Holdings plc(a)	345	27,475
Daibiru Corp.	48,300	439,773
Daikyo, Inc.	207,000	426,596
Daito Trust Construction Co. Ltd.	27,600	3,871,233
Deutsche EuroShop AG	18,285	759,894
Entra ASA(b)	49,473	535,152
Fabege AB(a)	49,818	849,714
Far East Orchard Ltd.	193,200	201,593
Fastighets AB Balder (Preference)	6,486	233,720
First Capital Realty, Inc.	51,474	817,267
Forestar Group, Inc.*	33,603	438,519
Frasers Centrepoint Ltd.	220,800	246,848
Goldcrest Co. Ltd.	20,700	368,858
GuocoLand Ltd.	151,800	197,724
Heiwa Real Estate Co. Ltd.	34,500	481,759
Henderson Land Development Co. Ltd.(a)	414,000	2,296,932
HKR International Ltd.*	441,600	222,526
Ho Bee Land Ltd.	131,100	206,589
Hongkong Land Holdings Ltd.	455,400	3,073,950
Hufvudstaden AB, Class A	41,745	665,697
Hysan Development Co. Ltd.(a)	238,000	1,088,880
IMMOFINANZ AG*	311,466	571,549
Intershop Holding AG	414	210,231
Kabuki-Za Co. Ltd.	5,000	227,404
Klovern AB, Class A	189,819	197,601
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	586,500	242,632
Leopalace21 Corp.	103,500	595,763
Liu Chong Hing Investment Ltd.	276,000	382,733
Melcor Developments Ltd.	20,562	228,055
Mobimo Holding AG (Registered)*	2,484	652,094
Morguard Corp.	1,932	256,513
Nomura Real Estate Holdings, Inc.	48,300	834,497
Norwegian Property ASA(a)	345,483	415,701
NTT Urban Development Corp.	48,300	426,473
Olav Thon Eiendomsselskap ASA	12,696	243,805
Open House Co. Ltd.	20,700	485,804
PSP Swiss Property AG (Registered)	16,284	1,466,484
Relo Group, Inc.	3,700	544,935
Sagax AB, Class B(a)	28,359	257,747
Sagax AB (Preference)(a)	48,231	165,467
SEA Holdings Ltd.	92,000	219,585
Sponda OYJ	110,124	501,274
St Joe Co. (The)*	24,702	416,229
St Modwen Properties plc(a)	134,550	539,487
Swire Pacific Ltd., Class A	207,000	2,111,524
Swire Pacific Ltd., Class B	345,000	609,136
Swire Properties Ltd.	165,600	467,390
TAG Immobilien AG	49,128	663,127
Takara Leben Co. Ltd.(a)	69,000	387,368
TOC Co. Ltd.	27,600	218,937

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Tokyu Fudosan Holdings Corp.	200,100	1,174,915
United Industrial Corp. Ltd.	96,600	194,050
UOL Group Ltd.	179,400	811,171
Wheelock & Co. Ltd.	311,000	1,897,820
Wihlborgs Fastigheter AB	30,774	587,908
Wing Tai Holdings Ltd.(a)	372,600	458,874
Yanlord Land Group Ltd.	434,700	428,899

		40,114,588

Road & Rail - 0.4%
Sotetsu Holdings, Inc.	138,000	699,960

TOTAL COMMON STOCKS (Cost $181,947,217)		191,311,737

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(c) - 8.1%
CERTIFICATES OF DEPOSIT - 1.9%
Bank of Montreal, Chicago
1.08%, 3/17/2017	750,000	750,000
Bank of Nova Scotia, Houston
1.23%, 4/12/2017	500,000	500,372
KBC Bank NV, Brussels
1.17%, 4/4/2017	700,000	698,887
Landesbank Baden-Wurttemberg, London
1.04%, 2/9/2017	400,000	399,908
Toronto Dominion, New York
1.20%, 6/1/2017	500,000	500,793
Wells Fargo Bank (San Francisco) NA
1.27%, 7/27/2017	500,000	500,468
Westpac Banking Corp., New York
1.05%, 3/17/2017	525,000	525,039

TOTAL CERTIFICATES OF DEPOSIT (Cost $3,874,382)		3,875,467

COMMERCIAL PAPER - 0.9%
Macquarie Bank Ltd.
1.16%, 3/15/2017	525,000	524,289
Suncorp Metway Ltd.
0.96%, 2/23/2017	500,000	499,707
United Overseas Bank Ltd.
0.96%, 2/21/2017	500,000	499,733

TOTAL COMMERCIAL PAPER (Cost $1,523,729)		1,523,729

MASTER DEMAND NOTE - 0.2%
Natixis Financial Products LLC
0.91%, 2/1/2017 (Cost $400,000)	400,000	400,000

REPURCHASE AGREEMENTS - 5.1%
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $6,486,054, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $6,615,670	6,485,951	6,485,951

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - (continued)
REPURCHASE AGREEMENTS - (continued)
Deutsche Bank AG, London Branch, 1.05%, dated 1/31/2017, due 2/1/2017, repurchase price $1,500,044, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.75%, maturing 3/30/2017 - 2/15/2046; Common Stocks; total market value $1,666,789	1,500,000	1,500,000
Mizuho Securities USA, Inc., 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $2,000,030, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 1.75%, maturing 2/15/2017 - 12/31/2020; total market value $2,040,001	2,000,000	2,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,985,951)		9,985,951

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $15,784,062)		15,785,147

Total Investments — 106.7% (Cost $197,731,279)		207,096,884
Liabilities Less Other Assets — (6.7%)		(13,081,632)

Net assets — 100.0%		194,015,252

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $18,364,895, collateralized in the form of cash with a value of $15,789,387 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $124,619 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from 2/9/2017 - 8/15/2044 and $2,927,415 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 2/13/2017 - 3/22/2068; a total value of $18,841,421.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $15,785,147.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,314,585
Aggregate gross unrealized depreciation	(4,917,776)

Net unrealized appreciation	$8,396,809

Federal income tax cost of investments	$198,700,075

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2017 (Unaudited)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	13	03/17/2017	$1,478,425	$17,959
EURO STOXX 50® Index Futures Contracts	6	03/17/2017	209,699	(696)
FTSE 100® Index Futures Contract	1	03/17/2017	88,639	2,127
Hang Seng Index Futures Contract	1	02/27/2017	150,348	2,890
Nikkei 225 SGX Index Futures Contracts	5	03/09/2017	421,719	(733)
SPI 200® Index Futures Contracts	3	03/16/2017	316,281	(3,735)

				$17,812

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
AUD	94,342	Toronto-Dominion Bank (The)	USD	68,274	03/15/2017	$3,278
GBP	75,326	Toronto-Dominion Bank (The)	USD	93,426	03/15/2017	1,422
HKD	461,247	Morgan Stanley	USD	59,404	03/15/2017	67
ILS	110,844	Societe Generale	USD	28,709	03/15/2017	744
JPY	11,022,499	Toronto-Dominion Bank (The)	USD	93,990	03/15/2017	4,057
SEK	339,770	Morgan Stanley	USD	36,392	03/15/2017	2,551
SGD	411,835	Toronto-Dominion Bank (The)	USD	285,279	03/15/2017	7,154
USD	68,298	Morgan Stanley	AUD	94,342	03/15/2017	(3,255)
USD	52,404	Goldman Sachs & Co.	CAD	70,048	03/15/2017	(1,346)
USD	39,692	Morgan Stanley	CHF	40,536	03/15/2017	(1,484)
USD	24,914	Societe Generale	EUR	23,769	03/15/2017	(816)
USD	93,548	Citibank NA	GBP	75,326	03/15/2017	(1,299)
USD	59,398	Toronto-Dominion Bank (The)	HKD	461,247	03/15/2017	(73)
USD	29,018	Toronto-Dominion Bank (The)	ILS	110,844	03/15/2017	(436)
USD	94,655	Morgan Stanley	JPY	11,022,499	03/15/2017	(3,392)
USD	37,009	Toronto-Dominion Bank (The)	SEK	339,770	03/15/2017	(1,934)
USD	285,282	Morgan Stanley	SGD	411,835	03/15/2017	(7,151)

						$(1,913)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2017 (Unaudited)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2017:

Australia	7.2%
Austria	0.8
Canada	3.3
Finland	0.3
France	1.5
Germany	0.9
Greece	0.1
Hong Kong	10.2
Ireland	0.2
Israel	0.1
Japan	10.2
New Zealand	0.6
Norway	0.6
Singapore	3.5
Spain	0.2
Sweden	1.5
Switzerland	1.2
United Kingdom	4.5
United States	51.7
Other[1]	1.4

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%
FlexShares Global Quality Real Estate Index Fund(a)	10,948	615,762
FlexShares Global Upstream Natural Resources Index Fund(a)	4,984	150,018
FlexShares STOXX Global Broad Infrastructure Index Fund(a)	11,880	525,809

TOTAL EXCHANGE TRADED FUNDS (Cost $1,254,809)		1,291,589

Total Investments — 100.0% (Cost $1,254,809)		1,291,589
Other Assets Less Liabilities — 0.0%(b)		397

Net assets — 100.0%		1,291,986

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,319
Aggregate gross unrealized depreciation	(11,114)

Net unrealized appreciation	$36,205

Federal income tax cost of investments	$1,255,384

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

January 31, 2017 (Unaudited)

The underlying index of the FlexShares Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending January 31, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value January 31, 2017	Dividend Income	Realized Loss
FlexShares Global Quality Real Estate Index Fund	$626,788	$8,822	$9,548	$615,762	$13,028	$(541)
FlexShares Global Upstream Natural Resources Index Fund	136,432	2,000	1,657	150,018	469	(1)
FlexShares STOXX Global Broad Infrastructure Index Fund	517,936	7,432	7,525	525,809	5,246	(69)

	$1,281,156	$18,254	$18,730	$1,291,589	$18,743	$(611)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.5%
Boeing Co. (The)	223,270	36,486,783
Lockheed Martin Corp.	19,920	5,006,494

		41,493,277

Air Freight & Logistics - 1.7%
United Parcel Service, Inc., Class B	252,320	27,535,682

Automobiles - 0.3%
Ford Motor Co.	456,500	5,642,340

Banks - 5.7%
Bank of America Corp.	328,680	7,441,315
Citigroup, Inc.	77,190	4,309,518
Cullen/Frost Bankers, Inc.(a)	23,700	2,118,780
JPMorgan Chase & Co.	288,010	24,374,286
Wells Fargo & Co.	967,780	54,515,048

		92,758,947

Beverages - 0.5%
Coca-Cola Co. (The)	68,890	2,863,757
PepsiCo, Inc.	45,650	4,737,557

		7,601,314

Biotechnology - 0.2%
Amgen, Inc.	24,900	3,901,332

Capital Markets - 2.4%
Ameriprise Financial, Inc.	72,210	8,107,017
Federated Investors, Inc., Class B	254,810	6,627,608
Invesco Ltd.	215,800	6,240,936
LPL Financial Holdings, Inc.	308,760	12,134,268
T Rowe Price Group, Inc.(a)	97,110	6,549,098

		39,658,927

Chemicals - 0.7%
LyondellBasell Industries NV, Class A	128,650	11,999,186

Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc.(a)	544,480	8,668,122
RR Donnelley & Sons Co.	5,810	99,641

		8,767,763

Communications Equipment - 1.3%
Cisco Systems, Inc.	587,640	18,052,301
Motorola Solutions, Inc.	40,670	3,282,475

		21,334,776

Consumer Finance - 0.5%
Navient Corp.(a)	589,300	8,863,072

Containers & Packaging - 1.9%
Greif, Inc., Class A	104,580	6,021,716
Greif, Inc., Class B(a)	121,620	8,659,344
Packaging Corp. of America	78,850	7,268,393
Sonoco Products Co.(a)	151,890	8,346,356

		30,295,809

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Consumer Services - 0.5%
H&R Block, Inc.(a)	371,840	7,979,686

Diversified Telecommunication Services - 3.3%
AT&T, Inc.	601,750	25,369,780
CenturyLink, Inc.(a)	356,070	9,207,970
Verizon Communications, Inc.	414,170	20,298,472

		54,876,222

Electric Utilities - 4.5%
ALLETE, Inc.	147,740	9,654,809
American Electric Power Co., Inc.	98,770	6,327,206
Duke Energy Corp.	117,030	9,191,536
Entergy Corp.	149,400	10,703,016
FirstEnergy Corp.	112	3,396
Great Plains Energy, Inc.	359,390	9,901,195
Hawaiian Electric Industries, Inc.	247,340	8,280,943
OGE Energy Corp.	247,340	8,295,784
Pinnacle West Capital Corp.	55,610	4,317,004
PPL Corp.	207,500	7,229,300

		73,904,189

Electrical Equipment - 1.0%
Eaton Corp. plc	49,800	3,524,844
Emerson Electric Co.	224,930	13,194,394

		16,719,238

Electronic Equipment, Instruments & Components - 1.2%
Jabil Circuit, Inc.	385,120	9,235,178
National Instruments Corp.(a)	1,660	52,157
TE Connectivity Ltd.	148,570	11,046,179

		20,333,514

Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.(a)	186,750	13,289,130
Oceaneering International, Inc.	184,260	5,131,641
Schlumberger Ltd.	80,510	6,739,492

		25,160,263

Equity Real Estate Investment Trusts (REITs) - 8.6%
Apple Hospitality REIT, Inc.	6,640	132,933
Care Capital Properties, Inc.(a)	182,600	4,512,046
CBL & Associates Properties, Inc.	3,320	36,022
Colony NorthStar, Inc., Class A	1,633,440	22,737,485
Columbia Property Trust, Inc.	484,720	10,785,020
Communications Sales & Leasing, Inc.	77,190	2,028,553
CoreCivic, Inc.	418,320	12,148,013
GEO Group, Inc. (The)(a)	79,680	3,308,314
Hospitality Properties Trust	78,850	2,454,600
Host Hotels & Resorts, Inc.(a)	520,410	9,403,809
Iron Mountain, Inc.	88,810	3,179,398
Lamar Advertising Co., Class A(a)	132,800	10,029,056
LaSalle Hotel Properties(a)	261,450	7,887,946
Lexington Realty Trust	176,790	1,895,189
National Health Investors, Inc.(a)	64,740	4,790,113
Omega Healthcare Investors, Inc.(a)	144,420	4,631,549
Outfront Media, Inc.(a)	65,570	1,798,585
RLJ Lodging Trust	389,270	9,034,957
Ryman Hospitality Properties, Inc.(a)	133,630	8,175,483
Select Income REIT	2,490	62,275
Senior Housing Properties Trust	162,680	3,099,054
Welltower, Inc.	195,050	12,931,815

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
WP Carey, Inc.(a)	92,960	5,757,942

		140,820,157

Food & Staples Retailing - 2.2%
Wal-Mart Stores, Inc.	537,840	35,895,442

Food Products - 0.2%
Flowers Foods, Inc.	190,900	3,838,999

Health Care Equipment & Supplies - 0.0%(b)
Medtronic plc	80	6,082

Health Care Providers & Services - 3.2%
Cardinal Health, Inc.	122,010	9,145,869
Owens & Minor, Inc.(a)	138,610	4,973,327
UnitedHealth Group, Inc.	236,550	38,344,755

		52,463,951

Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.(a)	132,800	9,731,584
McDonald’s Corp.	28,220	3,458,925

		13,190,509

Household Durables - 0.4%
Garmin Ltd.(a)	41,500	2,004,035
Tupperware Brands Corp.(a)	69,720	4,208,299

		6,212,334

Household Products - 1.7%
Kimberly-Clark Corp.	83,830	10,154,328
Procter & Gamble Co. (The)	205,840	18,031,584

		28,185,912

Industrial Conglomerates - 4.5%
3M Co.	198,370	34,679,043
General Electric Co.	1,301,440	38,652,768

		73,331,811

Insurance - 3.4%
AmTrust Financial Services, Inc.	253,150	6,680,628
Erie Indemnity Co., Class A(a)	66,400	7,444,104
First American Financial Corp.(a)	39,840	1,497,187
Mercury General Corp.(a)	25,730	1,627,423
Old Republic International Corp.	54,780	1,139,424
Principal Financial Group, Inc.	217,460	12,414,791
Prudential Financial, Inc.	148,570	15,616,193
Validus Holdings Ltd.	168,490	9,603,930

		56,023,680

Internet & Direct Marketing Retail - 0.5%
HSN, Inc.	208,330	7,343,633

Internet Software & Services - 0.7%
j2 Global, Inc.(a)	131,140	10,990,843

IT Services - 3.0%
Convergys Corp.(a)	352,750	8,755,255
International Business Machines Corp.	115,370	20,134,372
Jack Henry & Associates, Inc.	33,200	2,980,696
Paychex, Inc.	65,570	3,953,215
Science Applications International Corp.	75,530	6,149,653
Western Union Co. (The)(a)	402,550	7,881,929

		49,855,120

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Leisure Products - 0.0%(b)
Mattel, Inc.	2,490	65,263

Machinery - 0.3%
Cummins, Inc.	27,390	4,026,604

Media - 0.1%
Walt Disney Co. (The)	7,470	826,556

Metals & Mining - 0.5%
Nucor Corp.	151,890	8,823,290

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Chimera Investment Corp.(a)	476,420	8,399,285
MFA Financial, Inc.	340,300	2,684,967
Two Harbors Investment Corp.	591,790	5,189,998

		16,274,250

Multiline Retail - 1.3%
Kohl’s Corp.	57,270	2,281,064
Macy’s, Inc.(a)	4,237	125,161
Nordstrom, Inc.(a)	185,090	8,184,680
Target Corp.	170,150	10,971,272

		21,562,177

Multi-Utilities - 2.1%
Ameren Corp.(a)	77,190	4,064,053
CenterPoint Energy, Inc.	274,730	7,200,673
DTE Energy Co.	31,540	3,111,106
MDU Resources Group, Inc.	326,190	9,573,677
Vectren Corp.	189,240	10,387,384

		34,336,893

Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	253,150	28,188,253
Exxon Mobil Corp.	634,120	53,196,327
HollyFrontier Corp.(a)	117,860	3,414,404
Occidental Petroleum Corp.	233,230	15,805,997
ONEOK, Inc.(a)	180,110	9,925,862
Overseas Shipholding Group, Inc., Class A(a)	128	628
Spectra Energy Corp.	13,109	545,990
Valero Energy Corp.	197,540	12,990,230
Williams Cos., Inc. (The)	160,190	4,619,880

		128,687,571

Paper & Forest Products - 0.3%
Domtar Corp.(a)	97,940	4,278,999

Pharmaceuticals - 7.2%
Johnson & Johnson	188,410	21,337,433
Merck & Co., Inc.	799,290	49,547,987
Pfizer, Inc.	1,494,000	47,404,620

		118,290,040

Semiconductors & Semiconductor Equipment - 4.7%
KLA-Tencor Corp.	112,050	9,536,575
Linear Technology Corp.	44,820	2,829,487
Maxim Integrated Products, Inc.	214,140	9,524,947
QUALCOMM, Inc.	458,990	24,523,836
Texas Instruments, Inc.	357,730	27,022,924
Xilinx, Inc.	70,550	4,106,010

		77,543,779

Software - 1.8%
Activision Blizzard, Inc.	107,070	4,305,284
CA, Inc.	238,210	7,448,827

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Fair Isaac Corp.	62,250	7,675,425
Symantec Corp.	365,200	10,061,260

		29,490,796

Specialty Retail - 3.7%
American Eagle Outfitters, Inc.	27,390	413,863
Best Buy Co., Inc.(a)	259,790	11,565,851
GameStop Corp., Class A(a)	349,430	8,557,540
Gap, Inc. (The)(a)	366,860	8,448,786
Home Depot, Inc. (The)	159,360	21,924,749
Staples, Inc.	973,590	8,957,028

		59,867,817

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	333,660	40,489,641
HP, Inc.	721,270	10,855,113
NetApp, Inc.	78,850	3,021,532
Seagate Technology plc(a)	254,810	11,504,672
Western Digital Corp.	31,370	2,501,130
Xerox Corp.	819,210	5,677,125

		74,049,213

Tobacco - 4.8%
Altria Group, Inc.	463,140	32,966,305
Philip Morris International, Inc.	433,260	41,649,284
Vector Group Ltd.(a)	180,110	3,973,227

		78,588,816

TOTAL COMMON STOCKS (Cost $1,427,124,583)		1,633,696,074

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(c) - 8.3%
CERTIFICATES OF DEPOSIT - 2.7%
Bank of Nova Scotia, Houston
1.23%, 4/12/2017	5,000,000	5,003,721
Credit Industriel et Commercial, New York
1.42%, 3/1/2017	3,500,000	3,500,000
KBC Bank NV, Brussels
1.17%, 4/4/2017	6,000,000	5,990,460
Landesbank Baden-Wurttemberg, London
1.04%, 2/9/2017	7,000,000	6,998,391
Mizuho Bank Ltd., New York
1.47%, 2/6/2017	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp., New York
1.47%, 2/17/2017	5,000,000	5,000,000
The Chiba Bank Ltd., New York Branch
0.95%, 2/2/2017	1,000,000	1,000,000
Toronto Dominion, New York
1.20%, 6/1/2017	8,000,000	8,012,688
Wells Fargo Bank (San Francisco) NA
0.90%, 3/1/2017	5,000,000	5,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $43,489,659)		43,505,260

COMMERCIAL PAPER - 1.5%
Macquarie Bank Ltd.
1.16%, 3/15/2017	9,300,000	9,287,414
Suncorp Metway Ltd.
0.96%, 2/23/2017	6,850,000	6,845,981
Toronto Dominion Holdings
1.04%, 3/24/2017	900,000	898,674

Investments	Principal Amount ($)	Value ($)
COMMERCIAL PAPER - (continued)
United Overseas Bank Ltd.
0.96%, 2/21/2017	7,450,000	7,446,027

TOTAL COMMERCIAL PAPER (Cost $24,478,096)		24,478,096

FUNDING AGREEMENT - 0.2%
United of Omaha Life Insurance
1.01%, 3/2/2017 (Cost $4,000,000)	4,000,000	4,000,000

REPURCHASE AGREEMENTS - 3.8%
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $46,031,480, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $46,951,366	46,030,751	46,030,751
Deutsche Bank AG, London Branch, 1.05%, dated 1/31/2017, due 2/1/2017, repurchase price $12,000,350, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.75%, maturing 3/30/2017 - 2/15/2046; Common Stocks; total market value $13,334,310	12,000,000	12,000,000
Societe Generale, New York Branch, 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $5,000,076, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 3.94%, maturing 4/20/2046 - 9/15/2057; U.S. Treasury Securities, 1.75%, maturing 12/31/2020; total market value $5,100,000	5,000,000	5,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $63,030,751)		63,030,751

TIME DEPOSIT - 0.1%
Shinkin Central Bank
1.43%, 4/12/2017 (Cost $2,000,000)	2,000,000	2,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $136,998,506)		137,014,107

Total Investments - 107.8% (Cost $1,564,123,089)		1,770,710,181
Liabilities Less Other Assets — (7.8%)		(128,293,164)

Net assets — 100.0%		1,642,417,017

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2017 (Unaudited)

(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $139,010,223, collateralized in the form of cash with a value of $137,012,445 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $931,483 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.59% – 0.69%, and maturity dates ranging from 4/30/2017 – 7/31/2018 and $3,910,636 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 4.50%, and maturity dates ranging from 2/13/2017 – 11/22/2042; a total value of $141,854,564.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $137,014,107.

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,331,782
Aggregate gross unrealized depreciation	(11,895,027)

Net unrealized appreciation	$206,436,755

Federal income tax cost of investments	$1,564,273,426

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	75	03/17/2017	$8,529,375	$163,093

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%
Aerospace & Defense - 3.7%
Boeing Co. (The)	38,514	6,293,958
Lockheed Martin Corp.	17,199	4,322,625

		10,616,583

Air Freight & Logistics - 2.1%
CH Robinson Worldwide, Inc.(a)	16,905	1,285,794
United Parcel Service, Inc., Class B	42,336	4,620,128

		5,905,922

Airlines - 0.6%
Allegiant Travel Co.(a)	10,584	1,820,448

Automobiles - 0.1%
Ford Motor Co.	28,518	352,482

Banks - 6.5%
Bank of America Corp.	69,531	1,574,182
Bank of Hawaii Corp.(a)	19,992	1,717,513
BOK Financial Corp.(a)	5,439	447,303
Citigroup, Inc.	23,226	1,296,708
Hancock Holding Co.(a)	12,201	559,416
JPMorgan Chase & Co.	31,311	2,649,850
People’s United Financial, Inc.(a)	17,934	336,262
Wells Fargo & Co.	177,576	10,002,856

		18,584,090

Beverages - 1.4%
Coca-Cola Co. (The)	13,965	580,525
Dr Pepper Snapple Group, Inc.	6,762	616,694
PepsiCo, Inc.	25,725	2,669,741

		3,866,960

Biotechnology - 0.0%(b)
Amgen, Inc.	735	115,160

Capital Markets - 0.8%
LPL Financial Holdings, Inc.	19,877	781,166
T Rowe Price Group, Inc.	24,108	1,625,844

		2,407,010

Chemicals - 0.7%
LyondellBasell Industries NV, Class A	17,934	1,672,704
Scotts Miracle-Gro Co. (The)	3,969	365,029

		2,037,733

Commercial Services & Supplies - 0.7%
Pitney Bowes, Inc.	39,102	622,504
Republic Services, Inc.	8,379	480,787
Waste Management, Inc.	10,731	745,804

		1,849,095

Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	24,402	304,293
Cisco Systems, Inc.	99,960	3,070,771
Motorola Solutions, Inc.	5,145	415,253

		3,790,317

Consumer Finance - 0.5%
Navient Corp.(a)	102,753	1,545,405

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Containers & Packaging - 1.3%
Greif, Inc., Class B	19,992	1,423,431
International Paper Co.	10,437	590,734
Sonoco Products Co.(a)	28,518	1,567,064

		3,581,229

Distributors - 0.2%
Genuine Parts Co.	5,733	555,012

Diversified Consumer Services - 0.4%
H&R Block, Inc.(a)	48,363	1,037,870

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	94,374	3,978,808
CenturyLink, Inc.	30,135	779,291
Verizon Communications, Inc.	64,533	3,162,762

		7,920,861

Electric Utilities - 4.1%
ALLETE, Inc.	10,143	662,845
American Electric Power Co., Inc.	21,609	1,384,273
Duke Energy Corp.	13,230	1,039,084
Entergy Corp.	26,313	1,885,063
FirstEnergy Corp.	11,466	347,649
Great Plains Energy, Inc.	58,653	1,615,890
Hawaiian Electric Industries, Inc.	47,334	1,584,743
PG&E Corp.	15,582	964,370
Pinnacle West Capital Corp.	7,056	547,757
PPL Corp.	26,313	916,745
Xcel Energy, Inc.	17,199	710,663

		11,659,082

Electrical Equipment - 0.5%
Emerson Electric Co.	25,431	1,491,782

Electronic Equipment, Instruments & Components - 1.5%
FLIR Systems, Inc.	7,644	270,063
Jabil Circuit, Inc.	76,587	1,836,556
National Instruments Corp.(a)	6,174	193,987
TE Connectivity Ltd.	26,754	1,989,160

		4,289,766

Energy Equipment & Services - 0.8%
Helmerich & Payne, Inc.(a)	24,402	1,736,446
Schlumberger Ltd.	4,704	393,772

		2,130,218

Equity Real Estate Investment Trusts (REITs) - 7.0%
Apple Hospitality REIT, Inc.	2,646	52,973
CBL & Associates Properties, Inc.(a)	35,427	384,383
Communications Sales & Leasing, Inc.	11,613	305,190
CoreCivic, Inc.	40,572	1,178,211
Digital Realty Trust, Inc.	7,203	775,259
EPR Properties	9,555	706,783
GEO Group, Inc. (The)	12,936	537,103
Hospitality Properties Trust	16,464	512,524
Iron Mountain, Inc.	18,669	668,350
LaSalle Hotel Properties	21,315	643,074
Lexington Realty Trust	1,029	11,031
Liberty Property Trust	14,553	558,690
Medical Properties Trust, Inc.	1,323	16,868
National Health Investors, Inc.	24,696	1,827,257

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Outfront Media, Inc.	16,170	443,543
Retail Properties of America, Inc., Class A	115,101	1,723,062
RLJ Lodging Trust	72,912	1,692,288
Ryman Hospitality Properties, Inc.	25,872	1,582,849
Select Income REIT	147	3,676
Senior Housing Properties Trust	30,282	576,872
Ventas, Inc.	15,141	933,745
Welltower, Inc.	35,721	2,368,302
WP Carey, Inc.(a)	37,632	2,330,926

		19,832,959

Food & Staples Retailing - 2.1%
Wal-Mart Stores, Inc.	88,494	5,906,090

Food Products - 1.6%
Conagra Brands, Inc.	43,365	1,695,138
Flowers Foods, Inc.	25,284	508,461
General Mills, Inc.	16,611	1,037,856
Hershey Co. (The)	13,377	1,410,872

		4,652,327

Health Care Equipment & Supplies - 0.1%
Medtronic plc	5,439	413,473

Health Care Providers & Services - 2.9%
Anthem, Inc.	13,671	2,107,248
Cardinal Health, Inc.	11,760	881,530
Owens & Minor, Inc.(a)	37,338	1,339,687
UnitedHealth Group, Inc.	24,843	4,027,050

		8,355,515

Hotels, Restaurants & Leisure - 4.1%
Brinker International, Inc.(a)	28,812	1,282,134
Cracker Barrel Old Country Store, Inc.	1,911	302,053
Darden Restaurants, Inc.(a)	24,402	1,788,179
Dunkin’ Brands Group, Inc.	26,460	1,372,480
McDonald’s Corp.	55,860	6,846,760

		11,591,606

Household Durables - 0.5%
Garmin Ltd.(a)	7,644	369,129
Leggett & Platt, Inc.	9,114	434,920
Tupperware Brands Corp.	9,261	558,994

		1,363,043

Household Products - 1.5%
Clorox Co. (The)	8,673	1,040,760
Kimberly-Clark Corp.	15,729	1,905,254
Procter & Gamble Co. (The)	16,170	1,416,492

		4,362,506

Industrial Conglomerates - 1.0%
3M Co.	588	102,794
General Electric Co.	92,316	2,741,785

		2,844,579

Insurance - 4.3%
Allied World Assurance Co. Holdings AG	8,379	445,176
AmTrust Financial Services, Inc.	32,634	861,211
Assurant, Inc.	4,410	428,343
Axis Capital Holdings Ltd.	24,108	1,543,153
Cincinnati Financial Corp.(a)	6,321	446,136
Erie Indemnity Co., Class A	13,818	1,549,136
Everest Re Group Ltd.(a)	7,497	1,648,815
First American Financial Corp.	9,849	370,126

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
FNF Group	882	31,188
Mercury General Corp.(a)	6,468	409,101
Old Republic International Corp.	21,609	449,467
ProAssurance Corp.	6,909	375,850
Progressive Corp. (The)	50,274	1,882,259
Validus Holdings Ltd.	29,253	1,667,421

		12,107,382

Internet & Direct Marketing Retail - 0.5%
HSN, Inc.	37,485	1,321,346

Internet Software & Services - 0.6%
j2 Global, Inc.(a)	20,286	1,700,170

IT Services - 3.5%
Amdocs Ltd.	25,872	1,518,945
Automatic Data Processing, Inc.	11,319	1,143,106
International Business Machines Corp.	22,344	3,899,475
Jack Henry & Associates, Inc.	14,994	1,346,161
Paychex, Inc.	9,114	549,483
Western Union Co. (The)(a)	80,115	1,568,652

		10,025,822

Leisure Products - 0.0%(b)
Mattel, Inc.	735	19,264

Media - 0.5%
Meredith Corp.(a)	1,176	72,089
Regal Entertainment Group, Class A(a)	16,611	376,405
Walt Disney Co. (The)	8,232	910,871

		1,359,365

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Chimera Investment Corp.	87,906	1,549,783
MFA Financial, Inc.	60,858	480,170
Two Harbors Investment Corp.	94,668	830,238

		2,860,191

Multiline Retail - 2.1%
Kohl’s Corp.	32,781	1,305,667
Macy’s, Inc.(a)	35,133	1,037,829
Nordstrom, Inc.(a)	30,429	1,345,571
Target Corp.	34,986	2,255,897

		5,944,964

Multi-Utilities - 2.3%
Ameren Corp.	31,605	1,664,003
CenterPoint Energy, Inc.	52,626	1,379,327
CMS Energy Corp.	6,468	275,537
Consolidated Edison, Inc.	5,733	426,249
DTE Energy Co.	14,700	1,450,008
Public Service Enterprise Group, Inc.	19,845	878,141
SCANA Corp.	7,497	515,044

		6,588,309

Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp.	38,955	4,337,639
Exxon Mobil Corp.	140,091	11,752,234
HollyFrontier Corp.(a)	17,052	493,997
Occidental Petroleum Corp.	55,272	3,745,783
ONEOK, Inc.(a)	32,046	1,766,055
Overseas Shipholding Group, Inc., Class A(a)	68,796	337,788
PBF Energy, Inc., Class A	15,582	361,347

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Spectra Energy Corp.	18,669	777,564

		23,572,407

Paper & Forest Products - 0.2%
Domtar Corp.(a)	11,760	513,794

Pharmaceuticals - 7.2%
Eli Lilly & Co.	13,965	1,075,724
Johnson & Johnson	30,576	3,462,732
Merck & Co., Inc.	140,826	8,729,804
Pfizer, Inc.	231,378	7,341,624

		20,609,884

Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	3,675	275,404
KLA-Tencor Corp.	10,143	863,271
Linear Technology Corp.	8,526	538,246
Maxim Integrated Products, Inc.	31,752	1,412,329
Microchip Technology, Inc.(a)	2,793	188,109
QUALCOMM, Inc.	89,376	4,775,360
Texas Instruments, Inc.	63,651	4,808,196
Xilinx, Inc.	11,025	641,655

		13,502,570

Software - 1.8%
Activision Blizzard, Inc.	8,673	348,741
CA, Inc.	46,011	1,438,764
CDK Global, Inc.	2,499	156,313
Mentor Graphics Corp.	14,112	520,874
Oracle Corp.	32,340	1,297,157
Symantec Corp.	53,067	1,461,996

		5,223,845

Specialty Retail - 2.3%
American Eagle Outfitters, Inc.	83,055	1,254,961
GameStop Corp., Class A(a)	63,945	1,566,013
Gap, Inc. (The)(a)	58,506	1,347,393
Home Depot, Inc. (The)	11,466	1,577,492
Staples, Inc.	100,254	922,337

		6,668,196

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	57,771	7,010,511
HP, Inc.	123,480	1,858,374
Seagate Technology plc(a)	46,746	2,110,582
Xerox Corp.	67,620	468,606

		11,448,073

Tobacco - 4.8%
Altria Group, Inc.	131,565	9,364,797
Philip Morris International, Inc.	37,632	3,617,564
Reynolds American, Inc.	4,116	247,495
Vector Group Ltd.	17,493	385,895

		13,615,751

Trading Companies & Distributors - 0.3%
Watsco, Inc.	5,733	875,658

TOTAL COMMON STOCKS (Cost $252,041,458)		282,836,114

	No. of Rights
RIGHTS - 0.0%(b)
Food & Staples Retailing - 0.0%(b)
Safeway, Inc. (Casa Ley subsidiary)*(c)	8,450	412

Investments	No. of Rights	Value ($)
RIGHTS - (continued)
Food & Staples Retailing - (continued)
Safeway, Inc. (PDC subsidiary)*(c)	8,450	8,576

TOTAL RIGHTS (Cost $—)		8,988

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(d) - 9.1%
CERTIFICATES OF DEPOSIT - 2.7%
Bank of Montreal, Chicago
1.08%, 3/17/2017	1,100,000	1,100,000
Bank of Nova Scotia, Houston
1.23%, 4/12/2017	1,500,000	1,501,116
KBC Bank NV, Brussels
1.17%, 4/4/2017	1,250,000	1,248,013
Landesbank Baden-Wurttemberg, London
1.04%, 2/9/2017	1,000,000	999,770
Toronto Dominion, New York
1.20%, 6/1/2017	1,000,000	1,001,586
Wells Fargo Bank (San Francisco) NA
1.27%, 7/27/2017	1,000,000	1,000,936
Westpac Banking Corp., New York
1.05%, 3/17/2017	1,000,000	1,000,074

TOTAL CERTIFICATES OF DEPOSIT (Cost $7,849,198)		7,851,495

COMMERCIAL PAPER - 1.3%
Macquarie Bank Ltd.
1.16%, 3/15/2017	1,400,000	1,398,105
Suncorp Metway Ltd.
0.96%, 2/23/2017	1,000,000	999,413
United Overseas Bank Ltd.
0.96%, 2/21/2017	1,000,000	999,467

TOTAL COMMERCIAL PAPER (Cost $3,396,985)		3,396,985

MASTER DEMAND NOTE - 0.5%
Natixis Financial Products LLC
0.91%, 2/1/2017 (Cost $1,500,000)	1,500,000	1,500,000

REPURCHASE AGREEMENTS - 4.6%
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $7,554,515, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $7,705,483	7,554,396	7,554,396
Mizuho Securities USA, Inc., 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $500,008, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 1.75%, maturing 2/15/2017 - 12/31/2020; total market value $510,000	500,000	500,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - (continued)
REPURCHASE AGREEMENTS - (continued)
Societe Generale, New York Branch, 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $5,000,076, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% - 3.94%, maturing 4/20/2046 - 9/15/2057; U.S. Treasury Securities, 1.75%, maturing 12/31/2020; total market value $5,100,000	5,000,000	5,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,054,396)		13,054,396

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $25,800,579)		25,802,876

Total Investments — 108.3% (Cost $277,842,037)		308,647,978
Liabilities Less Other Assets — (8.3%)		(23,560,323)

Net assets — 100.0%		285,087,655

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $25,617,082, collateralized in the form of cash with a value of $25,810,310 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $337,719 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 4.50%, and maturity dates ranging from 2/13/2017 – 11/22/2042; a total value of $26,148,029.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 1/31/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 1/31/2017 amounted to $8,988, which represents approximately 0.00% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $25,802,876.

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,723,577
Aggregate gross unrealized depreciation	(2,871,752)

Net unrealized appreciation	$30,851,825

Federal income tax cost of investments	$277,796,153

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2017 (Unaudited)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	19	03/17/2017	$2,160,775	$36,934

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.1%
Boeing Co. (The)	8,470	1,384,167

Air Freight & Logistics - 1.6%
United Parcel Service, Inc., Class B	9,730	1,061,835

Automobiles - 0.4%
Ford Motor Co.	22,785	281,623

Banks - 8.9%
Bank of America Corp.	13,650	309,036
Citigroup, Inc.	2,625	146,554
JPMorgan Chase & Co.	31,815	2,692,503
People’s United Financial, Inc.(a)	5,285	99,094
Regions Financial Corp.	30,625	441,306
Wells Fargo & Co.	41,055	2,312,628

		6,001,121

Beverages - 0.5%
Coca-Cola Co. (The)	4,690	194,963
PepsiCo, Inc.	1,225	127,131

		322,094

Biotechnology - 1.9%
AbbVie, Inc.	10,500	641,655
Amgen, Inc.	3,710	581,283
Gilead Sciences, Inc.	1,260	91,287

		1,314,225

Capital Markets - 3.5%
Ameriprise Financial, Inc.	3,290	369,368
BlackRock, Inc.	455	170,161
Eaton Vance Corp.	7,875	330,199
Federated Investors, Inc., Class B	11,760	305,878
Invesco Ltd.	4,270	123,488
Janus Capital Group, Inc.	4,655	58,187
LPL Financial Holdings, Inc.	9,065	356,255
Morgan Stanley	14,945	635,013

		2,348,549

Chemicals - 3.1%
Dow Chemical Co. (The)	7,000	417,410
EI du Pont de Nemours & Co.	12,810	967,155
Huntsman Corp.	4,620	94,202
LyondellBasell Industries NV, Class A	2,625	244,834
Mosaic Co. (The)	315	9,881
Trinseo SA	5,740	371,665

		2,105,147

Commercial Services & Supplies - 1.0%
Pitney Bowes, Inc.	22,120	352,150
RR Donnelley & Sons Co.	18,165	311,530

		663,680

Communications Equipment - 1.1%
Cisco Systems, Inc.	24,430	750,490

Consumer Finance - 0.4%
Navient Corp.	17,290	260,042

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Containers & Packaging - 1.9%
Greif, Inc., Class A	7,420	427,244
Greif, Inc., Class B	3,815	271,628
International Paper Co.	2,800	158,480
Packaging Corp. of America	4,375	403,287

		1,260,639

Diversified Consumer Services - 0.2%
H&R Block, Inc.	7,630	163,740

Diversified Telecommunication Services - 3.5%
AT&T, Inc.	26,810	1,130,310
CenturyLink, Inc.	14,910	385,573
Verizon Communications, Inc.	16,940	830,229

		2,346,112

Electric Utilities - 1.2%
Avangrid, Inc.	1,050	40,740
Entergy Corp.	5,285	378,617
PPL Corp.	10,920	380,453

		799,810

Electrical Equipment - 1.5%
Eaton Corp. plc	6,580	465,732
Emerson Electric Co.	9,310	546,125

		1,011,857

Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.(a)	4,725	336,231
Nabors Industries Ltd.	8,155	132,519
Oceaneering International, Inc.	6,685	186,177
Schlumberger Ltd.	280	23,439

		678,366

Equity Real Estate Investment Trusts (REITs) - 8.0%
Apple Hospitality REIT, Inc.	2,345	46,947
Brandywine Realty Trust	3,605	58,041
Care Capital Properties, Inc.(a)	3,220	79,566
CBL & Associates Properties, Inc.(a)	5,985	64,937
Colony NorthStar, Inc., Class A	42,070	585,614
Columbia Property Trust, Inc.	15,820	351,995
Communications Sales & Leasing, Inc.	2,800	73,584
CoreCivic, Inc.	16,485	478,724
EPR Properties	1,050	77,669
GEO Group, Inc. (The)(a)	3,220	133,694
Hospitality Properties Trust	3,360	104,597
Host Hotels & Resorts, Inc.(a)	19,600	354,172
Iron Mountain, Inc.	2,800	100,240
Lamar Advertising Co., Class A(a)	5,425	409,696
LaSalle Hotel Properties	12,110	365,359
Lexington Realty Trust	6,965	74,665
Liberty Property Trust	2,765	106,148
Medical Properties Trust, Inc.	3,290	41,948
National Health Investors, Inc.	4,830	357,372
Omega Healthcare Investors, Inc.(a)	3,045	97,653
Outfront Media, Inc.	3,150	86,404
RLJ Lodging Trust	13,720	318,441
Ryman Hospitality Properties, Inc.	5,915	361,880
Select Income REIT	1,540	38,515
Senior Housing Properties Trust	3,605	68,675
Weyerhaeuser Co.	4,760	149,131

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
WP Carey, Inc.(a)	6,230	385,886

		5,371,553

Food Products - 0.1%
Flowers Foods, Inc.	5,110	102,762

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	4,410	184,206

Health Care Providers & Services - 0.7%
Owens & Minor, Inc.(a)	8,540	306,415
UnitedHealth Group, Inc.	875	141,838

		448,253

Hotels, Restaurants & Leisure - 1.1%
International Game Technology plc	3,710	97,981
McDonald’s Corp.	5,145	630,623

		728,604

Household Durables - 0.9%
Garmin Ltd.(a)	1,785	86,198
Leggett & Platt, Inc.	2,065	98,542
Tupperware Brands Corp.(a)	5,460	329,565
Whirlpool Corp.	560	97,938

		612,243

Household Products - 0.5%
Procter & Gamble Co. (The)	4,235	370,986

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp.	27,405	313,513

Industrial Conglomerates - 4.8%
3M Co.	7,455	1,303,283
General Electric Co.	66,045	1,961,537

		3,264,820

Insurance - 3.9%
Aflac, Inc.	5,460	382,145
Assured Guaranty Ltd.	10,535	409,917
Lincoln National Corp.	5,425	366,242
MetLife, Inc.	5,635	306,600
Old Republic International Corp.	3,430	71,344
Principal Financial Group, Inc.	7,000	399,630
Prudential Financial, Inc.	6,300	662,193

		2,598,071

Internet & Direct Marketing Retail - 0.4%
HSN, Inc.	8,365	294,866

Internet Software & Services - 0.6%
j2 Global, Inc.(a)	4,865	407,736

IT Services - 3.0%
Accenture plc, Class A	3,745	426,443
International Business Machines Corp.	4,725	824,607
Paychex, Inc.	2,100	126,609
Science Applications International Corp.	4,095	333,415
Western Union Co. (The)(a)	16,905	331,000

		2,042,074

Leisure Products - 0.2%
Hasbro, Inc.(a)	1,015	83,748
Mattel, Inc.	1,995	52,289

		136,037

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - 1.2%
Cummins, Inc.	2,730	401,337
Timken Co. (The)	9,380	416,472

		817,809

Media - 1.4%
Interpublic Group of Cos., Inc. (The)	4,165	98,002
Meredith Corp.(a)	1,050	64,365
Omnicom Group, Inc.	1,750	149,887
Regal Entertainment Group, Class A(a)	3,045	69,000
Sinclair Broadcast Group, Inc., Class A	2,065	69,694
TEGNA, Inc.	13,125	300,694
Viacom, Inc., Class B	1,820	76,695
Walt Disney Co. (The)	1,330	147,164

		975,501

Metals & Mining - 0.6%
Nucor Corp.	6,860	398,497

Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Chimera Investment Corp.	19,880	350,485
MFA Financial, Inc.	13,090	103,280
Two Harbors Investment Corp.	9,660	84,718

		538,483

Multiline Retail - 0.6%
Kohl’s Corp.	7,035	280,204
Macy’s, Inc.	5,285	156,119

		436,323

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	4,480	117,421

Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	8,435	939,237
Exxon Mobil Corp.	9,835	825,058
HollyFrontier Corp.	3,605	104,437
Murphy Oil Corp.(a)	2,450	70,829
Occidental Petroleum Corp.	11,200	759,024
ONEOK, Inc.(a)	7,490	412,774
Overseas Shipholding Group, Inc., Class A(a)	40,110	196,940
PBF Energy, Inc., Class A	2,590	60,062
Spectra Energy Corp.	4,445	185,134
Tesoro Corp.	1,470	118,850
Valero Energy Corp.	6,405	421,193
Williams Cos., Inc. (The)	4,340	125,166

		4,218,704

Paper & Forest Products - 0.1%
Domtar Corp.	1,015	44,345

Personal Products - 0.5%
Nu Skin Enterprises, Inc., Class A	6,090	315,949

Pharmaceuticals - 7.2%
Johnson & Johnson	6,265	709,511
Merck & Co., Inc.	32,130	1,991,739
Pfizer, Inc.	68,880	2,185,562

		4,886,812

Professional Services - 0.6%
ManpowerGroup, Inc.	4,305	410,955

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	15,120	517,860
Intersil Corp., Class A(a)	2,065	46,318
KLA-Tencor Corp.	4,795	408,103
Linear Technology Corp.	1,925	121,525
Maxim Integrated Products, Inc.	3,255	144,782
QUALCOMM, Inc.	21,525	1,150,081
Texas Instruments, Inc.	14,735	1,113,082
Xilinx, Inc.	2,485	144,627

		3,646,378

Software - 1.5%
Activision Blizzard, Inc.	2,695	108,366
CA, Inc.	10,885	340,374
Fair Isaac Corp.	2,590	319,347
Oracle Corp.	2,835	113,712
Symantec Corp.	4,340	119,567

		1,001,366

Specialty Retail - 3.7%
Best Buy Co., Inc.	8,575	381,759
GameStop Corp., Class A(a)	13,860	339,431
Gap, Inc. (The)(a)	12,460	286,954
Home Depot, Inc. (The)	7,805	1,073,812
Staples, Inc.	33,950	312,340
Tiffany & Co.(a)	1,330	104,698

		2,498,994

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	17,675	2,144,861
HP, Inc.	27,440	412,972
NetApp, Inc.	9,380	359,442
Seagate Technology plc(a)	9,205	415,606
Xerox Corp.	32,725	226,784

		3,559,665

Tobacco - 4.5%
Altria Group, Inc.	10,745	764,829
Philip Morris International, Inc.	22,750	2,186,957
Vector Group Ltd.(a)	3,430	75,666

		3,027,452

TOTAL COMMON STOCKS (Cost $59,689,144)		66,523,875

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(b) - 6.5%
CERTIFICATES OF DEPOSIT - 0.4%
Bank of Montreal, Chicago
1.08%, 3/17/2017	75,000	75,000
Landesbank Baden-Wurttemberg, London
1.04%, 2/9/2017	100,000	99,977
Westpac Banking Corp., New York
1.05%, 3/17/2017	75,000	75,006

TOTAL CERTIFICATES OF DEPOSIT (Cost $249,983)		249,983

COMMERCIAL PAPER - 0.4%
Macquarie Bank Ltd.
1.16%, 3/15/2017	75,000	74,898
Suncorp Metway Ltd.
0.96%, 2/23/2017	75,000	74,956
Toronto Dominion Holdings
1.04%, 3/24/2017	75,000	74,890

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - (continued)
COMMERCIAL PAPER - (continued)
United Overseas Bank Ltd.
0.96%, 2/21/2017	75,000	74,960

TOTAL COMMERCIAL PAPER (Cost $299,704)		299,704

MASTER DEMAND NOTE - 0.2%
Natixis Financial Products LLC
0.91%, 2/1/2017 (Cost $100,000)	100,000	100,000

REPURCHASE AGREEMENTS - 5.5%
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $2,314,596, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $2,360,850	2,314,559	2,314,559
Deutsche Bank AG, London Branch, 1.05%, dated 1/31/2017, due 2/1/2017, repurchase price $400,012, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.75%, maturing 3/30/2017 - 2/15/2046; Common Stocks; total market value $444,477	400,000	400,000
Mizuho Securities USA, Inc., 0.55%, dated 1/31/2017, due 2/1/2017, repurchase price $1,000,015, collateralized by various U.S. Treasury Securities, ranging from 0.50% - 1.75%, maturing 2/15/2017 - 12/31/2020; total market value $1,020,000	1,000,000	1,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,714,559)		3,714,559

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $4,364,246)		4,364,246

Total Investments — 105.2% (Cost $64,053,390)		70,888,121
Liabilities Less Other Assets — (5.2%)		(3,520,938)

Net assets - 100.0%		67,367,183

(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $4,295,300, collateralized in the form of cash with a value of $4,364,465 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,390 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.59% – 0.69%, and maturity dates ranging from 4/30/2017 – 7/31/2018; a total value of $4,366,855.

(b)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $4,364,246.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2017 (Unaudited)

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,697,608
Aggregate gross unrealized depreciation	(845,308)

Net unrealized appreciation	$6,852,300

Federal income tax cost of investments	$64,035,821

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	7	03/17/2017	$796,075	$14,043

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%
Air Freight & Logistics - 0.8%
bpost SA	175,689	4,247,327

Auto Components - 0.8%
Bridgestone Corp.	121,500	4,471,459

Automobiles - 1.9%
Fuji Heavy Industries Ltd.	121,500	4,899,933
Toyota Motor Corp.	97,200	5,684,786

		10,584,719

Banks - 13.3%
Agricultural Bank of China Ltd., Class H	1,215,000	510,468
Aozora Bank Ltd.	1,125,000	4,117,255
Australia & New Zealand Banking Group Ltd.	228,420	5,079,034
Banco Bilbao Vizcaya Argentaria SA	505,440	3,427,587
Banco Santander Chile	3,827,736	208,014
Bank of China Ltd., Class H	6,075,000	2,771,559
Bendigo & Adelaide Bank Ltd.	135,108	1,287,219
BOC Hong Kong Holdings Ltd.(a)	972,000	3,908,369
Canadian Imperial Bank of Commerce	63,112	5,364,096
Commonwealth Bank of Australia	132,921	8,240,064
Credit Agricole SA	125,874	1,668,433
Intesa Sanpaolo SpA	2,155,410	5,054,693
Intesa Sanpaolo SpA (Retirement Savings Plan)	1,912,896	4,217,224
Komercni banka A/S	33,777	1,195,529
Mitsubishi UFJ Financial Group, Inc.	24,300	157,769
Natixis SA	824,013	4,884,452
Nordea Bank AB	236,925	2,864,804
Royal Bank of Canada	115,182	8,265,717
Skandinaviska Enskilda Banken AB, Class A	151,146	1,698,784
Skandinaviska Enskilda Banken AB, Class C	105,705	1,217,683
Swedbank AB, Class A	77,517	1,960,626
Toronto-Dominion Bank (The)	2,187	113,078
Westpac Banking Corp.(a)	260,982	6,282,527

		74,494,984

Beverages - 0.1%
Anheuser-Busch InBev SA	4,617	479,749

Capital Markets - 3.8%
Banca Generali SpA	49,086	1,251,384
CI Financial Corp.(a)	174,960	3,650,172
Coronation Fund Managers Ltd.(a)	664,848	3,290,209
IGM Financial, Inc.	146,043	4,479,586
Macquarie Group Ltd.	72,900	4,681,936
Partners Group Holding AG	1,701	859,896
UBS Group AG (Registered)	201,690	3,264,737

		21,477,920

Chemicals - 2.1%
BASF SE	71,199	6,857,317

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
EMS-Chemie Holding AG (Registered)	243	125,613
Kuraray Co. Ltd.	48,600	773,628
Mitsui Chemicals, Inc.	897,000	4,238,988

		11,995,546

Commercial Services & Supplies - 0.8%
Edenred	201,690	4,395,292

Communications Equipment - 1.6%
Telefonaktiebolaget LM Ericsson, Class A	660,231	3,965,193
Telefonaktiebolaget LM Ericsson, Class B	885,735	5,233,391

		9,198,584

Construction Materials - 0.2%
Taiwan Cement Corp.	720,000	813,118

Diversified Financial Services - 1.2%
Banca Mediolanum SpA	295,002	2,257,165
Rural Electrification Corp. Ltd.	2,074,977	4,347,527

		6,604,692

Diversified Telecommunication Services - 2.8%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,366,091	4,132,965
O2 Czech Republic A/S	298,647	3,093,525
TalkTalk Telecom Group plc(a)	1,722,627	3,391,726
Telecom Egypt Co.	1,026,675	666,390
Telenor ASA	85,293	1,353,865
Telia Co. AB	356,238	1,445,475
Vivendi SA	91,125	1,668,231

		15,752,177

Electric Utilities - 2.5%
CEZ A/S	68,769	1,179,626
EDP - Energias de Portugal SA	433,998	1,260,730
Endesa SA	29,403	605,171
Federal Grid Co. Unified Energy System PJSC	1,393,171,731	5,384,640
Fortum OYJ	283,095	4,524,864
Korea Electric Power Corp.	2,916	106,518
SSE plc	37,422	701,030

		13,762,579

Electrical Equipment - 0.9%
Mitsubishi Electric Corp.	170,100	2,601,174
Vestas Wind Systems A/S	32,076	2,244,733

		4,845,907

Electronic Equipment, Instruments & Components - 1.2%
Omron Corp.	109,100	4,491,925
WPG Holdings Ltd.	960,000	1,145,409
Zhen Ding Technology Holding Ltd.	480,000	1,001,468

		6,638,802

Equity Real Estate Investment Trusts (REITs) - 2.0%
H&R REIT	26,730	462,534
Hui Xian REIT	2,430,000	1,098,764
Japan Retail Fund Investment Corp.	243	521,508
Link REIT	318,000	2,178,237
Redefine Properties Ltd.	1,502,955	1,242,056
RioCan REIT	23,814	475,093
Smart REIT	40,581	996,666

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Unibail-Rodamco SE	17,496	4,026,443

		11,001,301

Food & Staples Retailing - 1.0%
Casino Guichard Perrachon SA(a)	24,057	1,297,320
J Sainsbury plc(a)	122,958	398,955
Kesko OYJ, Class A	23,814	1,106,896
Kesko OYJ, Class B	23,814	1,205,722
Koninklijke Ahold Delhaize NV	69,741	1,484,394

		5,493,287

Food Products - 1.9%
Marine Harvest ASA*	71,685	1,270,295
Nestle SA (Registered)	70,227	5,146,374
Orkla ASA	449,793	4,203,954

		10,620,623

Gas Utilities - 1.7%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	267,300	3,955,814
Enagas SA	135,837	3,332,338
Gas Natural SDG SA	109,593	2,110,550

		9,398,702

Health Care Equipment & Supplies - 0.8%
Hoya Corp.	107,600	4,704,483

Hotels, Restaurants & Leisure - 1.5%
Crown Resorts Ltd.	500,580	4,332,174
Sands China Ltd.	874,800	3,889,579

		8,221,753

Household Durables - 1.0%
Berkeley Group Holdings plc	37,908	1,335,378
Casio Computer Co. Ltd.(a)	194,400	2,700,791
Panasonic Corp.	145,800	1,526,318

		5,562,487

Independent Power and Renewable Electricity Producers - 0.8%
China Power International Development Ltd.	3,159,000	1,144,012
Huadian Power International Corp. Ltd., Class H	2,430,000	1,036,595
Unipro PJSC	54,043,352	2,541,073

		4,721,680

Insurance - 6.2%
Admiral Group plc	150,417	3,360,896
Aegon NV	262,440	1,421,498
Allianz SE (Registered)	35,478	6,011,881
BB Seguridade Participacoes SA	486,000	4,312,343
Direct Line Insurance Group plc	717,579	3,204,891
Euler Hermes Group	46,413	4,192,751
Gjensidige Forsikring ASA	191,241	3,298,240
Legal & General Group plc	546,264	1,614,361
MMI Holdings Ltd.(a)	706,158	1,293,925
Power Corp. of Canada	48,843	1,143,760
Power Financial Corp.	50,787	1,317,053
Powszechny Zaklad Ubezpieczen SA	163,053	1,434,508
Sompo Holdings, Inc.	48,600	1,769,157
Tokio Marine Holdings, Inc.	13,200	554,734

		34,929,998

Internet Software & Services - 0.3%
Tencent Holdings Ltd.	72,900	1,920,362

Leisure Products - 1.1%
Bandai Namco Holdings, Inc.	97,200	2,685,250

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Leisure Products - (continued)
Sankyo Co. Ltd.	97,200	3,259,427

		5,944,677

Machinery - 3.6%
FANUC Corp.	26,700	5,256,989
Hino Motors Ltd.	340,200	3,611,273
IMI plc	34,992	513,313
Kawasaki Heavy Industries Ltd.	351,000	1,106,862
Komatsu Ltd.	72,900	1,744,549
Metso OYJ(a)	135,351	4,162,953
Turk Traktor ve Ziraat Makineleri A/S	172,773	3,597,006

		19,992,945

Media - 2.2%
Eutelsat Communications SA	208,737	3,558,557
Multiplus SA	388,800	4,397,941
Pearson plc	440,559	3,430,915
ProSiebenSat.1 Media SE	27,945	1,186,262

		12,573,675

Metals & Mining - 3.6%
Eregli Demir ve Celik Fabrikalari TAS	3,115,260	4,794,167
Fortescue Metals Group Ltd.	527,553	2,667,276
MMC Norilsk Nickel PJSC	26,244	4,204,496
Novolipetsk Steel PJSC	554,283	1,088,680
Rio Tinto plc	74,115	3,255,151
Severstal PJSC	280,908	4,440,077

		20,449,847

Multi-Utilities - 0.3%
Engie SA	130,734	1,563,310

Oil, Gas & Consumable Fuels - 9.2%
AltaGas Ltd.(a)	48,600	1,153,726
BP plc	1,501,023	8,929,474
Coal India Ltd.	891,081	4,061,054
Husky Energy, Inc.*	378,108	4,869,364
Inter Pipeline Ltd.	92,826	2,009,242
Royal Dutch Shell plc, Class A	318,342	8,600,868
Royal Dutch Shell plc, Class B	280,665	7,897,185
Showa Shell Sekiyu KK	97,200	955,811
Snam SpA	1,102,491	4,193,946
Surgutneftegas OJSC (Preference)	8,736,875	4,993,277
TonenGeneral Sekiyu KK	146,000	1,723,598
TOTAL SA(a)	16,257	819,767
Tupras Turkiye Petrol Rafinerileri A/S	56,619	1,229,006

		51,436,318

Paper & Forest Products - 0.3%
UPM-Kymmene OYJ	62,694	1,422,822

Personal Products - 1.5%
Kao Corp.	24,300	1,205,124
Unilever NV, CVA	184,194	7,443,791

		8,648,915

Pharmaceuticals - 5.4%
AstraZeneca plc	53,946	2,846,445
Daiichi Sankyo Co. Ltd.	11,300	253,403
GlaxoSmithKline plc	380,052	7,306,031
Novartis AG (Registered)	47,385	3,479,671
Orion OYJ, Class A	94,284	4,369,160
Orion OYJ, Class B	96,228	4,484,204
Roche Holding AG	25,029	5,910,964

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Sanofi	23,571	1,897,497

		30,547,375

Professional Services - 0.3%
Adecco Group AG (Registered)	22,113	1,577,899

Real Estate Management & Development - 3.1%
China Evergrande Group(a)	1,701,000	1,190,361
Daito Trust Construction Co. Ltd.	27,600	3,871,232
KWG Property Holding Ltd.	7,047,000	4,068,712
Land & Houses PCL, NVDR	15,951,600	4,394,505
SP Setia Bhd. Group	5,078,700	3,898,314

		17,423,124

Road & Rail - 0.4%
Aurizon Holdings Ltd.	352,350	1,340,107
BTS Group Holdings PCL, NVDR	4,568,400	1,083,390

		2,423,497

Semiconductors & Semiconductor Equipment - 1.7%
Novatek Microelectronics Corp.	1,200,000	4,230,205
Siliconware Precision Industries Co. Ltd.	720,000	1,095,642
STMicroelectronics NV	132,435	1,745,379
Taiwan Semiconductor Manufacturing Co. Ltd.	301,000	1,781,264
Tokyo Electron Ltd.	8,700	904,970

		9,757,460

Software - 0.1%
Oracle Corp. Japan	6,500	364,912

Specialty Retail - 0.2%
USS Co. Ltd.	72,900	1,282,833

Technology Hardware, Storage & Peripherals - 2.2%
Canon, Inc.	82,500	2,451,366
Compal Electronics, Inc.	1,920,000	1,154,597
Inventec Corp.	5,760,000	4,318,255
Pegatron Corp.	480,000	1,150,003
Quanta Computer, Inc.	720,000	1,460,856
Samsung Electronics Co. Ltd.	1,215	2,062,813

		12,597,890

Textiles, Apparel & Luxury Goods - 1.8%
Belle International Holdings Ltd.	3,159,000	1,937,899
HUGO BOSS AG(a)	65,367	4,189,078
Li & Fung Ltd.(a)	9,234,000	4,022,363

		10,149,340

Tobacco - 3.7%
British American Tobacco plc	288,927	17,809,636
Japan Tobacco, Inc.	97,200	3,142,865

		20,952,501

Trading Companies & Distributors - 0.6%
ITOCHU Corp.	121,500	1,679,361
Sumitomo Corp.	121,500	1,528,261

		3,207,622

Transportation Infrastructure - 2.7%
Abertis Infraestructuras SA	306,909	4,393,056
Hopewell Highway Infrastructure Ltd.	850,500	449,400
Hutchison Port Holdings Trust(a)	9,744,300	4,141,328
Jiangsu Expressway Co. Ltd., Class H	972,000	1,218,860
Shenzhen Expressway Co. Ltd., Class H	972,000	889,404

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
TAV Havalimanlari Holding A/S	999,459	4,111,300

		15,203,348

Wireless Telecommunication Services - 4.3%
Advanced Info Service PCL, NVDR	243,000	1,097,330
Freenet AG	141,669	4,250,103
Intouch Holdings PCL, NVDR	2,818,800	4,283,039
MegaFon PJSC	86,994	915,922
Mobile TeleSystems PJSC	1,178,064	5,403,914
MTN Group Ltd.	182,736	1,700,882
StarHub Ltd.(a)	1,239,300	2,612,664
Tele2 AB, Class B(a)	147,482	1,301,619
Vodacom Group Ltd.	220,401	2,468,884

		24,034,357

TOTAL COMMON STOCKS (Cost $541,615,574)		557,892,198

	Principal Amount ($)
SECURITIES LENDING REINVESTMENT(b) - 0.0%(c)
REPURCHASE AGREEMENT - 0.0%(c)
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $270,789, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $276,201 (Cost $270,785)	270,785	270,785

Total Investments — 99.5% (Cost $541,886,359)		558,162,983
Other Assets Less Liabilities — 0.5%		3,043,636

Net assets — 100.0%		561,206,619

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $25,499,450, collateralized in the form of cash with a value of $270,785 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $7,490,261 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from 2/9/2017 – 8/15/2044 and $19,686,903 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from 2/13/2017 – 7/22/2068; a total value of $27,447,949.

(b)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $270,785.
(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2017 (Unaudited)

Abbreviations
CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,939,247
Aggregate gross unrealized depreciation	(24,220,213)

Net unrealized appreciation	$14,719,034

Federal income tax cost of investments	$543,443,949

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	28	03/17/2017	$978,596	$5,396
FTSE 100® Index Futures Contracts	8	03/17/2017	709,115	10,970
Mini MSCI Emerging Markets Index Futures Contracts	15	03/17/2017	686,325	36,263
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	03/16/2017	278,397	19
SPI 200® Index Futures Contracts	3	03/16/2017	316,281	(624)
Tokyo Price Index Futures Contracts	4	03/09/2017	539,018	4,721

				$56,745

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2017 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
HKD	2,924,973	Bank of Montreal	USD	377,000	02/02/2017	$(39)
AUD	497,454	Toronto-Dominion Bank (The)	USD	360,000	03/15/2017	17,285
CAD	130,288	Goldman Sachs & Co.	USD	97,470	03/15/2017	2,503
EUR	720,607	Societe Generale	USD	755,328	03/15/2017	24,749
GBP	90,553	Citibank NA	USD	112,460	03/15/2017	1,562
HKD	1,271,679	Morgan Stanley	USD	163,779	03/15/2017	184
INR	3,102,392	Citibank NA	USD	45,353	03/15/2017	135
JPY	33,198,130	Morgan Stanley	USD	285,086	03/15/2017	10,216
SEK	337,877	Morgan Stanley	USD	36,189	03/15/2017	2,537
TWD	2,266,680	Morgan Stanley	USD	71,050	03/15/2017	1,342
USD	339,318	Morgan Stanley	AUD	468,715	03/15/2017	(16,171)
USD	16,567	Morgan Stanley	BRL	57,366	03/15/2017	(1,482)
USD	16,836	Morgan Stanley	CHF	17,194	03/15/2017	(630)
USD	840,000	Toronto-Dominion Bank (The)	EUR	801,683	03/15/2017	(27,844)
USD	100,000	Toronto-Dominion Bank (The)	GBP	80,626	03/15/2017	(1,521)
USD	190,000	Toronto-Dominion Bank (The)	JPY	22,281,965	03/15/2017	(8,202)
USD	38,637	Goldman Sachs & Co.	KRW	45,775,505	03/15/2017	(768)
USD	100,000	Morgan Stanley	RUB	6,215,640	03/15/2017	(2,431)
USD	2,191	JPMorgan Chase Bank	RUB	137,824	03/15/2017	(81)

						$1,344

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
RUB	—	Russian Ruble
SEK	—	Swedish Krona
TWD	—	Taiwan Dollar
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2017 (Unaudited)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2017:

Australia	6.0%
Belgium	0.8
Brazil	2.3
Canada	6.1
Chile	0.0 †
China	3.3
Czech Republic	1.0
Denmark	0.4
Egypt	0.1
Finland	3.8
France	5.7
Germany	4.0
Hong Kong	2.5
India	1.5
Israel	0.7
Italy	3.0
Japan	14.3
Malaysia	0.7
Netherlands	1.9
Norway	1.8
Poland	0.3
Portugal	0.2
Russia	5.2
Singapore	1.2
South Africa	1.8
South Korea	0.4
Spain	2.5
Sweden	3.5
Switzerland	3.6
Taiwan	3.2
Thailand	1.9
Turkey	2.5
United Kingdom	13.3
Other[1]	0.5

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%
Air Freight & Logistics - 0.9%
bpost SA	19,899	481,063
Deutsche Post AG (Registered)	5,511	184,360

		665,423

Airlines - 1.1%
easyJet plc	24,057	287,528
Japan Airlines Co. Ltd.	17,400	556,738

		844,266

Auto Components - 0.3%
Bridgestone Corp.	3,300	121,447
Nokian Renkaat OYJ	2,706	101,534

		222,981

Automobiles - 1.6%
Fuji Heavy Industries Ltd.	15,700	633,160
Toyota Motor Corp.	8,900	520,521

		1,153,681

Banks - 13.7%
Agricultural Bank of China Ltd., Class H	462,000	194,104
Aozora Bank Ltd.	150,000	548,967
Australia & New Zealand Banking Group Ltd.	29,924	665,375
Banco Bilbao Vizcaya Argentaria SA	32,010	217,072
Bank Hapoalim BM	8,514	51,419
Bank Pekao SA	5,412	183,015
Banque Cantonale Vaudoise (Registered)	231	158,043
Canadian Imperial Bank of Commerce	8,373	711,649
China Everbright Bank Co. Ltd., Class H(a)	132,000	63,794
Commonwealth Bank of Australia	17,523	1,086,289
Industrial & Commercial Bank of China Ltd., Class H	165,000	101,645
Intesa Sanpaolo SpA	309,309	725,366
Intesa Sanpaolo SpA (Retirement Savings Plan)	222,420	490,353
Komercni banka A/S	15,873	561,821
Mitsubishi UFJ Financial Group, Inc.	3,300	21,425
Mizuho Financial Group, Inc.	244,200	456,187
National Bank of Canada	5,115	220,372
Nordea Bank AB	31,350	379,072
Royal Bank of Canada	15,312	1,098,823
Skandinaviska Enskilda Banken AB, Class A	15,774	177,290
Skandinaviska Enskilda Banken AB, Class C	17,688	203,759
Sumitomo Mitsui Financial Group, Inc.	13,200	521,903
Swedbank AB, Class A	17,820	450,719
Toronto-Dominion Bank (The)	363	18,769
UniCredit SpA	1,353	36,789
Westpac Banking Corp.	34,485	830,145

		10,174,165

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - 0.1%
Anheuser-Busch InBev SA	627	65,151

Capital Markets - 2.4%
Banca Generali SpA	6,303	160,687
CI Financial Corp.(a)	9,603	200,346
Coronation Fund Managers Ltd.(a)	103,356	511,490
Deutsche Boerse AG	2,376	211,351
IGM Financial, Inc.(a)	4,686	143,734
Partners Group Holding AG	1,122	567,198

		1,794,806

Chemicals - 0.4%
BASF SE	363	34,961
Evonik Industries AG	4,917	159,308
Potash Corp. of Saskatchewan, Inc.	1,914	35,542
Yara International ASA	1,881	79,467

		309,278

Commercial Services & Supplies - 0.8%
Edenred	26,235	571,721

Communications Equipment - 1.6%
Telefonaktiebolaget LM Ericsson, Class A	90,882	545,816
Telefonaktiebolaget LM Ericsson, Class B	113,949	673,271

		1,219,087

Construction & Engineering - 0.2%
Vinci SA	1,584	111,098

Construction Materials - 0.2%
Fletcher Building Ltd.	21,153	162,848
LafargeHolcim Maroc SA	66	16,807

		179,655

Diversified Financial Services - 1.0%
BTG Pactual Group*	36,300	191,341
Rural Electrification Corp. Ltd.	274,626	575,401

		766,742

Diversified Telecommunication Services - 3.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	312,609	546,049
Maroc Telecom	11,319	173,260
O2 Czech Republic A/S	54,846	568,121
Proximus SADP	4,917	141,161
Spark New Zealand Ltd.(a)	227,403	585,229
TalkTalk Telecom Group plc(a)	42,636	83,947
Telecom Egypt Co.	132,198	85,807
Telenor ASA	11,253	178,620
Telia Co. AB	47,784	193,889
Telstra Corp. Ltd.	39,237	148,934
Vivendi SA	12,210	223,529

		2,928,546

Electric Utilities - 3.4%
CEZ A/S	9,009	154,535
EDP - Energias de Portugal SA	57,882	168,143
Endesa SA	27,324	562,381
Federal Grid Co. Unified Energy System PJSC	182,877,816	706,827
Fortum OYJ	37,356	597,081

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	165,000	137,795
Korea Electric Power Corp.	4,554	166,352

		2,493,114

Electronic Equipment, Instruments & Components - 0.2%
Murata Manufacturing Co. Ltd.	900	121,959

Equity Real Estate Investment Trusts (REITs) - 1.8%
Gecina SA	891	114,874
GPT Group (The)	43,659	155,113
H&R REIT	9,009	155,891
Hui Xian REIT	330,000	149,215
Japan Retail Fund Investment Corp.	33	70,822
Link REIT	16,500	113,022
Redefine Properties Ltd.	198,330	163,902
RioCan REIT	7,194	143,521
Smart REIT	5,610	137,781
Stockland	43,098	142,323

		1,346,464

Food & Staples Retailing - 1.1%
Kesko OYJ, Class A	2,970	138,048
Lawson, Inc.(a)	2,800	204,948
METRO AG (Preference)	14,124	434,255

		777,251

Food Products - 2.8%
Marine Harvest ASA*	9,603	170,170
Nestle SA (Registered)	18,315	1,342,160
Orkla ASA	61,545	575,225

		2,087,555

Gas Utilities - 0.8%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	33,000	488,372
Enagas SA	4,719	115,766

		604,138

Health Care Technology - 0.3%
M3, Inc.	8,900	239,547

Hotels, Restaurants & Leisure - 1.5%
Crown Resorts Ltd.	65,835	569,757
Sands China Ltd.	118,800	528,214

		1,097,971

Household Durables - 0.2%
Berkeley Group Holdings plc	5,049	177,860

Independent Power and Renewable Electricity Producers - 0.7%
China Power International Development Ltd.	396,000	143,409
Huadian Power International Corp. Ltd., Class H	330,000	140,772
Unipro PJSC	5,055,501	237,705

		521,886

Industrial Conglomerates - 0.2%
HAP Seng Consolidated Bhd.	75,900	149,076

Insurance - 5.6%
Admiral Group plc	20,328	454,206
Allianz SE (Registered)	99	16,776
Assicurazioni Generali SpA	16,302	259,683
Direct Line Insurance Group plc	81,708	364,929
Euler Hermes Group	6,072	548,518
Gjensidige Forsikring ASA	31,614	545,231

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Jardine Lloyd Thompson Group plc	9,867	127,861
Medibank Pvt Ltd.	61,380	125,811
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,683	316,111
Powszechny Zaklad Ubezpieczen SA	22,935	201,777
Sampo OYJ, Class A	12,936	599,739
SCOR SE	4,125	139,777
Sompo Holdings, Inc.	1,100	40,043
Tryg A/S	21,516	411,136

		4,151,598

Internet Software & Services - 1.1%
Kakaku.com, Inc.	29,700	539,256
Tencent Holdings Ltd.	9,900	260,790

		800,046

IT Services - 0.7%
Otsuka Corp.	10,700	552,227

Leisure Products - 0.6%
Sankyo Co. Ltd.	13,200	442,638

Machinery - 3.1%
FANUC Corp.	3,300	649,740
Hino Motors Ltd.	46,200	490,420
Kone OYJ, Class B(a)	7,788	352,651
MAN SE (Preference)	1,254	128,364
Metso OYJ	594	18,270
MINEBEA MITSUMI, Inc.	6,600	65,956
SKF AB, Class A	3,993	80,302
Turk Traktor ve Ziraat Makineleri A/S	22,836	475,429

		2,261,132

Media - 2.5%
Eutelsat Communications SA	27,951	476,510
Multiplus SA	49,500	559,923
Pearson plc(a)	58,146	452,820
ProSiebenSat.1 Media SE	3,696	156,895
Shaw Communications, Inc., Class B	9,009	193,965

		1,840,113

Metals & Mining - 5.6%
Agnico Eagle Mines Ltd.	4,134	196,815
Barrick Gold Corp.	11,964	220,055
Eregli Demir ve Celik Fabrikalari TAS	410,322	631,457
Fortescue Metals Group Ltd.	33,924	171,518
Franco-Nevada Corp.	2,651	172,104
Gold Fields Ltd.	25,575	87,596
MMC Norilsk Nickel PJSC	2,475	396,514
Novolipetsk Steel PJSC	289,245	568,113
Polymetal International plc	37,290	432,787
Rio Tinto plc	12,771	560,906
Severstal PJSC	7,337	115,970
Severstal PJSC, GDR	29,854	473,186
Sibanye Gold Ltd.	60,159	135,134

		4,162,155

Multiline Retail - 0.0%(c)
Marks & Spencer Group plc	4,026	16,993
Next plc	231	11,131

		28,124

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - 0.3%
Engie SA	17,358	207,566

Oil, Gas & Consumable Fuels - 9.2%
BP plc	217,900	1,296,271
Coal India Ltd.	116,754	532,100
Husky Energy, Inc.*	49,764	640,873
Royal Dutch Shell plc, Class A	48,792	1,318,248
Royal Dutch Shell plc, Class B	30,657	862,608
Showa Shell Sekiyu KK	13,200	129,802
Snam SpA	145,695	554,233
Statoil ASA	6,996	130,435
Surgutneftegas OJSC (Preference)	394,447	225,433
Surgutneftegas OJSC (Preference), ADR	76,749	436,318
TonenGeneral Sekiyu KK	18,800	221,943
TOTAL SA(a)	3,112	156,924
Tupras Turkiye Petrol Rafinerileri A/S	7,293	158,306
Vermilion Energy, Inc.(a)	3,861	158,971

		6,822,465

Personal Products - 1.4%
Unilever NV, CVA	25,509	1,030,890

Pharmaceuticals - 6.2%
Astellas Pharma, Inc.	42,900	576,764
Bayer AG (Registered)	429	47,428
Eisai Co. Ltd.	1,700	93,853
GlaxoSmithKline plc	49,797	957,286
Mitsubishi Tanabe Pharma Corp.	3,300	66,220
Novartis AG (Registered)	6,435	472,548
Novo Nordisk A/S, Class B	1,980	71,181
Orion OYJ, Class A	5,940	275,262
Orion OYJ, Class B	14,586	679,704
Roche Holding AG	3,168	748,169
Sanofi	1,320	106,262
Shionogi & Co. Ltd.	10,400	501,177

		4,595,854

Professional Services - 0.5%
Capita plc	22,209	139,846
RELX NV	14,883	251,313

		391,159

Real Estate Management & Development - 3.3%
Azrieli Group Ltd.	3,465	158,211
China Evergrande Group(a)	231,000	161,654
Daito Trust Construction Co. Ltd.	3,700	518,970
Land & Houses PCL, NVDR	2,121,900	584,562
Pruksa Holding PCL, NVDR	732,600	484,793
SP Setia Bhd. Group	729,300	559,797

		2,467,987

Road & Rail - 0.4%
Aurizon Holdings Ltd.	47,256	179,731
BTS Group Holdings PCL, NVDR	590,700	140,083

		319,814

Semiconductors & Semiconductor Equipment - 1.3%
Novatek Microelectronics Corp.	165,000	581,653
Siliconware Precision Industries Co. Ltd.	99,000	150,651
Taiwan Semiconductor Manufacturing Co. Ltd.	41,000	242,631

		974,935

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - 1.4%
ABC-Mart, Inc.	2,700	157,335
Fast Retailing Co. Ltd.	600	189,634
Hennes & Mauritz AB, Class B(a)	20,229	578,527
Nitori Holdings Co. Ltd.	700	78,472

		1,003,968

Technology Hardware, Storage & Peripherals - 2.4%
Asustek Computer, Inc.	20,000	174,185
Canon, Inc.	11,100	329,820
Compal Electronics, Inc.	264,000	158,757
Inventec Corp.	594,000	445,320
Pegatron Corp.	66,000	158,125
Quanta Computer, Inc.	99,000	200,868
Samsung Electronics Co. Ltd.	165	280,135

		1,747,210

Textiles, Apparel & Luxury Goods - 1.9%
Belle International Holdings Ltd.	561,000	344,147
HUGO BOSS AG(a)	8,745	560,428
Li & Fung Ltd.(a)	1,188,000	517,497

		1,422,072

Thrifts & Mortgage Finance - 0.2%
Indiabulls Housing Finance Ltd.	15,477	171,241

Tobacco - 3.9%
British American Tobacco plc	30,096	1,855,136
Imperial Brands plc	6,666	308,078
Japan Tobacco, Inc.	23,100	746,915

		2,910,129

Transportation Infrastructure - 2.6%
Auckland International Airport Ltd.	36,894	185,027
Hutchison Port Holdings Trust	1,273,800	541,365
Jiangsu Expressway Co. Ltd., Class H	35,000	43,889
SIA Engineering Co. Ltd.	118,800	294,301
Sydney Airport	63,855	283,582
TAV Havalimanlari Holding A/S	133,749	550,180

		1,898,344

Wireless Telecommunication Services - 3.1%
Advanced Info Service PCL, NVDR	39,617	178,901
Freenet AG	16,731	501,934
Intouch Holdings PCL, NVDR	369,600	561,591
Mobile TeleSystems PJSC	93,126	427,180
MTN Group Ltd.	24,090	224,226
StarHub Ltd.(a)	125,400	264,365
Tele2 AB, Class B(a)	19,404	171,252

		2,329,449

TOTAL COMMON STOCKS (Cost $72,680,483)		73,154,537

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENT(d) - 0.4%
REPURCHASE AGREEMENT - 0.4%
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $264,332, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $269,614 (Cost $264,328)	264,328	264,328

Total Investments — 98.9% (Cost $72,944,811)		73,418,865
Other Assets Less Liabilities — 1.1%		815,960

Net assets — 100.0%		74,234,825

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $3,390,079, collateralized in the form of cash with a value of $264,328 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $391,810 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from 2/9/2017 - 5/15/2045 and $2,912,877 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from 2/13/2017 - 7/22/2068; a total value of $3,569,015.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $264,328.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
OYJ	Public Limited Company

PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,772,120
Aggregate gross unrealized depreciation	(4,466,800)

Net unrealized appreciation	$305,320

Federal income tax cost of investments	$73,113,545

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2017 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures Contracts	11	03/17/2017	$950,620	$25,625
Mini MSCI Emerging Markets Index Futures Contracts	4	03/17/2017	183,020	9,422

				$35,047

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of January 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
BRL	243,675	Societe Generale	USD	75,000	03/15/2017	$1,672
CAD	78,068	Goldman Sachs & Co.	USD	58,404	03/15/2017	1,500
EUR	233,655	Societe Generale	USD	244,913	03/15/2017	8,025
GBP	149,631	Citibank NA	USD	185,830	03/15/2017	2,580
JPY	21,796,139	Morgan Stanley	USD	187,172	03/15/2017	6,708
NOK	59,476	Morgan Stanley	USD	6,848	03/15/2017	383
USD	76,276	Morgan Stanley	AUD	105,364	03/15/2017	(3,635)
USD	133,846	Morgan Stanley	BRL	463,442	03/15/2017	(11,976)
USD	59,061	Bank of Montreal	CAD	78,068	03/15/2017	(842)
USD	70,576	Morgan Stanley	CHF	72,076	03/15/2017	(2,639)
USD	247,310	Goldman Sachs & Co.	EUR	233,655	03/15/2017	(5,627)
USD	182,217	JPMorgan Chase Bank	GBP	149,631	03/15/2017	(6,194)
USD	30,568	Morgan Stanley	HKD	237,344	03/15/2017	(34)
USD	188,711	Bank of Montreal	JPY	21,796,139	03/15/2017	(5,170)

						$(15,249)

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2017 (Unaudited)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2017:

Australia	5.9%
Belgium	0.9
Brazil	1.7
Canada	6.0
China	2.2
Czech Republic	1.7
Denmark	0.7
Egypt	0.1
Finland	3.7
France	3.6
Germany	3.7
Hong Kong	1.7
India	1.7
Israel	1.0
Italy	3.0
Japan	14.0
Malaysia	1.0
Morocco	0.3
Netherlands	1.7
New Zealand	1.3
Norway	2.3
Poland	0.5
Portugal	0.2
Russia	4.8
Singapore	1.5
South Africa	1.5
South Korea	0.6
Spain	1.2
Sweden	4.7
Switzerland	4.4
Taiwan	2.8
Thailand	2.6
Turkey	2.4
United Kingdom	13.1
Other[1]	1.5

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%
Auto Components - 2.7%
Cie Generale des Etablissements Michelin	1,080	115,992
Continental AG	666	130,058
Faurecia	1,170	50,798
Nokian Renkaat OYJ	10,008	375,519
Sumitomo Rubber Industries Ltd.	7,200	112,885
Valeo SA	6,894	421,094

		1,206,346

Automobiles - 1.8%
Fuji Heavy Industries Ltd.	9,000	362,958
Renault SA	1,512	136,244
Toyota Motor Corp.	3,600	210,548
Yamaha Motor Co. Ltd.	3,600	75,278

		785,028

Banks - 13.0%
Agricultural Bank of China Ltd., Class H	162,000	68,062
Australia & New Zealand Banking Group Ltd.	17,910	398,238
Banco Bilbao Vizcaya Argentaria SA	39,474	267,689
Bank of China Ltd., Class H	468,000	213,513
Canadian Imperial Bank of Commerce	398	33,827
Commonwealth Bank of Australia	10,386	643,851
Credit Agricole SA	10,476	138,857
Industrial & Commercial Bank of China Ltd., Class H	126,000	77,620
ING Groep NV	14,292	204,651
Intesa Sanpaolo SpA	201,222	471,889
Intesa Sanpaolo SpA (Retirement Savings Plan)	211,284	465,803
Mitsubishi UFJ Financial Group, Inc.	77,400	502,524
National Bank of Canada	1,098	47,306
Natixis SA	86,004	509,801
Nordea Bank AB	18,486	223,525
Royal Bank of Canada	468	33,585
Skandinaviska Enskilda Banken AB, Class A	10,908	122,599
Societe Generale SA	4,680	228,885
Sumitomo Mitsui Financial Group, Inc.	8,100	320,258
Sumitomo Mitsui Trust Holdings, Inc.	3,600	135,334
Swedbank AB, Class A	5,328	134,760
Toronto-Dominion Bank (The)	252	13,030
Westpac Banking Corp.(a)	20,214	486,604

		5,742,211

Beverages - 0.3%
Anheuser-Busch InBev SA	270	28,056
Coca-Cola Amatil Ltd.	12,960	95,926

		123,982

Building Products - 0.4%
Cie de Saint-Gobain	2,808	138,075
TOTO Ltd.	700	28,323

		166,398

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - 5.1%
China Galaxy Securities Co. Ltd., Class H	90,000	84,092
CI Financial Corp.(a)	3,096	64,592
Coronation Fund Managers Ltd.(a)	64,800	320,683
GF Securities Co. Ltd., Class H	183,600	394,678
Henderson Group plc	24,570	67,387
IGM Financial, Inc.	14,940	458,255
Macquarie Group Ltd.	7,020	450,853
Schroders plc (Non-Voting)(a)	1,566	42,832
UBS Group AG (Registered)	21,528	348,472

		2,231,844

Chemicals - 1.6%
BASF SE	5,418	521,818
Kuraray Co. Ltd.	3,600	57,306
Sumitomo Chemical Co. Ltd.	20,000	107,129

		686,253

Commercial Services & Supplies - 1.0%
Edenred	20,772	452,670

Communications Equipment - 2.1%
Telefonaktiebolaget LM Ericsson, Class A	73,530	441,604
Telefonaktiebolaget LM Ericsson, Class B	84,978	502,095

		943,699

Construction & Engineering - 1.5%
ACS Actividades de Construccion y Servicios SA	14,544	447,640
Vinci SA	2,754	193,159

		640,799

Distributors - 0.2%
Imperial Holdings Ltd.(a)	6,030	74,619

Diversified Financial Services - 1.0%
Rural Electrification Corp. Ltd.	217,962	456,678

Diversified Telecommunication Services - 2.9%
Elisa OYJ	3,744	126,361
Proximus SADP	2,808	80,615
TalkTalk Telecom Group plc(a)	179,118	352,670
Telecom Egypt Co.	77,652	50,402
Telefonica SA	57,834	557,823
Telia Co. AB	28,134	114,157

		1,282,028

Electric Utilities - 1.5%
CEZ A/S	5,490	94,173
EDP - Energias de Portugal SA	33,516	97,361
Fortum OYJ	29,160	466,080

		657,614

Electrical Equipment - 1.1%
Mitsubishi Electric Corp.	32,400	495,462

Electronic Equipment, Instruments & Components - 1.0%
Omron Corp.	7,500	308,794
WPG Holdings Ltd.	36,000	42,953

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Zhen Ding Technology Holding Ltd.	36,000	75,110

		426,857

Energy Equipment & Services - 0.2%
Petrofac Ltd.	8,820	101,754

Equity Real Estate Investment Trusts (REITs) - 0.3%
Unibail-Rodamco SE	648	149,128

Food & Staples Retailing - 2.3%
Casino Guichard Perrachon SA(a)	1,890	101,922
J Sainsbury plc(a)	31,896	103,491
Kesko OYJ, Class B	1,512	76,554
METRO AG(a)	12,762	435,962
Seven & i Holdings Co. Ltd.	4,400	176,234
Wesfarmers Ltd.	4,608	140,836

		1,034,999

Food Products - 0.9%
Nestle SA (Registered)	5,094	373,298

Gas Utilities - 2.0%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	27,000	399,577
Gas Natural SDG SA	24,210	466,238

		865,815

Health Care Equipment & Supplies - 1.2%
Hoya Corp.	10,800	472,197
Sysmex Corp.	800	48,039

		520,236

Hotels, Restaurants & Leisure - 3.1%
Crown Resorts Ltd.	51,678	447,237
OPAP SA	46,170	409,146
Sands China Ltd.	93,600	416,169
SJM Holdings Ltd.	126,000	100,679

		1,373,231

Household Durables - 1.2%
Berkeley Group Holdings plc	2,988	105,258
Sekisui Chemical Co. Ltd.	27,000	442,265

		547,523

Independent Power and Renewable Electricity Producers - 1.3%
China Power International Development Ltd.	234,000	84,741
Huadian Power International Corp. Ltd., Class H	180,000	76,785
Unipro PJSC	8,938,710	420,291

		581,817

Insurance - 5.7%
Aegon NV	21,942	118,848
Ageas	2,556	109,331
Allianz SE (Registered)	2,700	457,525
Assicurazioni Generali SpA	9,666	153,975
AXA SA	11,358	278,879
BB Seguridade Participacoes SA	45,000	399,291
CNP Assurances	3,078	57,829
Legal & General Group plc	42,912	126,817
Manulife Financial Corp.	11,844	226,660
Mapfre SA	21,078	63,781
MMI Holdings Ltd.(a)	54,720	100,266
Old Mutual plc	47,286	123,562
Power Corp. of Canada	4,752	111,278
Power Financial Corp.	2,718	70,485
St James’s Place plc	4,320	58,209

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
T&D Holdings, Inc.	5,400	80,754

		2,537,490

Internet Software & Services - 0.1%
Tencent Holdings Ltd.	1,800	47,416

Machinery - 3.4%
Hino Motors Ltd.	27,000	286,609
JTEKT Corp.	7,200	118,961
Komatsu Ltd.	18,000	430,753
Metso OYJ(a)	9,864	303,384
NGK Insulators Ltd.	14,400	283,970
NSK Ltd.	5,400	65,908

		1,489,585

Media - 1.8%
Multiplus SA	39,600	447,939
Pearson plc	45,162	351,705

		799,644

Metals & Mining - 5.4%
Boliden AB	4,212	122,916
Cia Siderurgica Nacional SA*	133,200	489,107
Eregli Demir ve Celik Fabrikalari TAS	323,694	498,143
First Quantum Minerals Ltd.	4,050	50,976
Glencore plc*	74,232	304,876
MMC Norilsk Nickel PJSC	468	74,977
MMC Norilsk Nickel PJSC, ADR	21,906	354,220
Rio Tinto Ltd.	2,934	148,519
Rio Tinto plc	7,488	328,875

		2,372,609

Multi-Utilities - 0.3%
Engie SA	10,332	123,549

Oil, Gas & Consumable Fuels - 10.4%
BP plc	117,307	697,851
Canadian Natural Resources Ltd.	4,266	128,724
Coal India Ltd.	85,626	390,236
Crescent Point Energy Corp.(a)	4,248	49,428
Husky Energy, Inc.*	38,826	500,010
Inter Pipeline Ltd.	20,736	448,836
Origin Energy Ltd.	7,344	39,528
Royal Dutch Shell plc, Class A	27,558	744,554
Royal Dutch Shell plc, Class B	21,816	613,846
Surgutneftegas OJSC (Preference)	231,736	132,441
Surgutneftegas OJSC (Preference), ADR	65,801	374,079
TOTAL SA(a)	7,776	392,108
Tupras Turkiye Petrol Rafinerileri A/S	4,374	94,945

		4,606,586

Paper & Forest Products - 0.4%
Mondi plc	2,790	61,462
UPM-Kymmene OYJ	5,220	118,466

		179,928

Personal Products - 0.7%
Kose Corp.	3,800	324,051

Pharmaceuticals - 3.5%
AstraZeneca plc	1,548	81,680
Bayer AG (Registered)	486	53,730
GlaxoSmithKline plc	29,592	568,870
Novartis AG (Registered)	3,528	259,075

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Novo Nordisk A/S, Class B	666	23,943
Roche Holding AG	972	229,552
Roche Holding AG - BR	558	134,212
Sanofi	2,592	208,659

		1,559,721

Professional Services - 0.5%
Adecco Group AG (Registered)	1,692	120,735
Randstad Holding NV	1,476	85,817

		206,552

Real Estate Management & Development - 2.5%
China Evergrande Group(a)	144,000	100,772
KWG Property Holding Ltd.	729,000	420,901
Land & Houses PCL, NVDR	666,000	183,476
Shimao Property Holdings Ltd.	306,000	411,715

		1,116,864

Semiconductors & Semiconductor Equipment - 1.6%
Novatek Microelectronics Corp.	126,000	444,172
Siliconware Precision Industries Co. Ltd.	36,000	54,782
STMicroelectronics NV	11,106	146,367
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	35,507
Tokyo Electron Ltd.	200	20,804

		701,632

Technology Hardware, Storage & Peripherals - 2.2%
Canon, Inc.	3,600	106,969
Catcher Technology Co. Ltd.	61,000	496,235
Compal Electronics, Inc.	144,000	86,595
Inventec Corp.	90,000	67,473
Pegatron Corp.	40,000	95,834
Samsung Electronics Co. Ltd.	18	30,560
Seiko Epson Corp.	3,600	74,542

		958,208

Textiles, Apparel & Luxury Goods - 1.4%
Belle International Holdings Ltd.	630,000	386,476
Li & Fung Ltd.(a)	576,000	250,907

		637,383

Tobacco - 3.7%
British American Tobacco plc	22,014	1,356,956
Japan Tobacco, Inc.	9,000	291,006

		1,647,962

Trading Companies & Distributors - 0.6%
ITOCHU Corp.	9,000	124,397
Sumitomo Corp.	10,800	135,845

		260,242

Transportation Infrastructure - 1.5%
Abertis Infraestructuras SA	16,848	241,160
Hutchison Port Holdings Trust(a)	1,006,200	427,635

		668,795

Wireless Telecommunication Services - 4.1%
Advanced Info Service PCL, NVDR	45,000	203,209
Freenet AG	3,456	103,681
Intouch Holdings PCL, NVDR	291,600	443,073
Mobile TeleSystems PJSC	30,401	139,453
Mobile TeleSystems PJSC, ADR	44,092	461,643
MTN Group Ltd.	14,112	131,353
SoftBank Group Corp.	2,100	162,310
Tele2 AB, Class B(a)	12,859	113,489

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Wireless Telecommunication Services - (continued)
Turkcell Iletisim Hizmetleri A/S*	11,916	35,792

		1,794,003

TOTAL COMMON STOCKS (Cost $42,668,886)		43,952,509

	No. of Rights
RIGHT - 0.0%(b)
Construction & Engineering - 0.0%(b)
ACS Actividades de Construccion y Servicios SA, expiring 2/3/2017 (Cost $6,694)*	14,544	6,539

	Principal Amount ($)
SECURITIES LENDING REINVESTMENT(c) - 0.0%(b)
REPURCHASE AGREEMENT - 0.0%(b)
Citigroup Global Markets, Inc., 0.57%, dated 1/31/2017, due 2/1/2017, repurchase price $6,375, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.75% - 11.00%, maturing 2/15/2018 - 1/1/2047; U.S. Treasury Securities, ranging from 0.00% - 2.50%, maturing 7/31/2019 - 8/15/2040; total market value $6,502 (Cost $6,375)	6,375	6,375

Total Investments — 99.5% (Cost $42,681,955)		43,965,423
Other Assets Less Liabilities — 0.5%		240,557

Net assets — 100.0%		44,205,980

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 1/31/2017. The total value of securities on loan at 1/31/2017 was $1,763,748, collateralized in the form of cash with a value of $6,375 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $114,164 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from 2/9/2017 – 8/15/2044 and $1,758,065 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from 2/13/2017 – 7/22/2068; a total value of $1,878,604.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at 1/31/2017. The total value of securities purchased was $6,375.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2017 (Unaudited)

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,103,728
Aggregate gross unrealized depreciation	(956,155)

Net unrealized appreciation	$1,147,573

Federal income tax cost of investments	$42,817,850

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures Contracts	3	03/17/2017	$259,260	$7,843

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2017 (Unaudited)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2017:

Australia	6.5%
Belgium	0.5
Brazil	3.9
Canada	5.1
China	5.4
Czech Republic	0.2
Denmark	0.1
Egypt	0.1
Finland	3.3
France	8.7
Germany	3.9
Greece	0.9
Hong Kong	1.7
India	1.9
Italy	2.5
Japan	14.4
Netherlands	0.9
Portugal	0.2
Russia	4.4
Singapore	1.0
South Africa	1.4
South Korea	0.1
Spain	4.6
Sweden	4.0
Switzerland	3.3
Taiwan	3.2
Thailand	1.9
Turkey	1.4
United Kingdom	14.0
Other[1]	0.5

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%
U.S. Treasury Inflation Index Notes
1.63%, 1/15/2018	76,036	78,175
0.13%, 4/15/2018	107,220,734	108,676,149
1.38%, 7/15/2018	34,419,988	35,847,832
2.13%, 1/15/2019	34,073,808	36,140,043
0.13%, 4/15/2019	410,701,935	418,516,771
1.88%, 7/15/2019	136,927,289	146,587,920
1.38%, 1/15/2020	168,874,859	178,814,495
0.13%, 4/15/2020	427,860,891	435,854,189
1.25%, 7/15/2020	292,846,774	311,709,914
1.13%, 1/15/2021	59,791,117	63,277,478
0.13%, 4/15/2021	174,758,346	177,343,895

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,892,172,153)		1,912,846,861

Total Investments — 99.9% (Cost $1,892,172,153)		1,912,846,861
Other Assets Less Liabilities — 0.1%		1,004,877

Net assets — 100.0%		1,913,851,738

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,821,423
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$19,821,423

Federal income tax cost of investments	$1,893,025,438

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 100.0%
U.S. Treasury Inflation Index Bonds
2.38%, 1/15/2025	28,988,482	33,623,016
2.00%, 1/15/2026	19,663,043	22,419,547
U.S. Treasury Inflation Index Notes
1.38%, 1/15/2020	30,135	31,908
0.13%, 4/15/2020	41,242,721	42,013,217
1.25%, 7/15/2020	28,814,888	30,670,941
1.13%, 1/15/2021	32,521,460	34,417,754
0.13%, 4/15/2021	78,573,078	79,735,566
0.63%, 7/15/2021	65,872,267	68,696,936
0.13%, 1/15/2022	75,550,898	76,546,658
0.13%, 7/15/2022	73,853,327	74,911,941
0.13%, 1/15/2023	73,578,188	73,848,220
0.38%, 7/15/2023	34,054,544	34,763,151
0.63%, 1/15/2024	34,003,174	34,994,400
0.13%, 7/15/2024	33,341,593	33,170,084
0.25%, 1/15/2025	33,442,233	33,249,606
0.38%, 7/15/2025	33,621,371	33,814,358

TOTAL U.S. TREASURY OBLIGATIONS (Cost $699,764,515)		706,907,303

Total Investments — 100.0% (Cost $699,764,515)		706,907,303
Other Assets Less Liabilities — 0.0%(a)		97,706

Net assets — 100.0%		707,005,009

(a)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,802,228
Aggregate gross unrealized depreciation	(1,491,312)

Net unrealized appreciation	$6,310,916

Federal income tax cost of investments	$700,596,387

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 99.7%
FHLMC
4.50%, 1/1/2018	61,642	63,142
4.50%, 8/1/2018	69,624	71,318
4.00%, 6/1/2019	18,589	19,089
4.50%, 7/1/2019	35,640	36,585
4.50%, 2/1/2020	215,498	222,304
4.50%, 9/1/2020	54,718	56,549
4.50%, 6/1/2024	344,006	365,661
4.00%, 9/1/2024	275,204	289,005
4.00%, 4/1/2025	442,626	454,522
4.50%, 6/1/2025	282,642	296,260
3.50%, 8/1/2027	314,435	328,334
2.50%, 10/1/2027	157,966	159,849
2.50%, 2/1/2028	78,734	79,672
2.50%, 4/1/2028	40,135	40,613
2.50%, 11/1/2028	30,559	30,924
3.00%, 6/1/2029	120,652	124,041
2.00%, 11/1/2031	331,048	321,821
3.00%, 4/1/2033	82,207	83,545
6.00%, 4/1/2034	101,091	115,327
6.50%, 7/1/2034	139,282	158,370
6.00%, 5/1/2035	373,694	441,525
3.00%, 5/1/2035	393,551	397,443
5.50%, 12/1/2036	77,487	85,868
5.50%, 2/1/2037	83,549	92,646
5.50%, 9/1/2037	86,229	95,645
6.50%, 12/1/2037	85,392	96,322
5.50%, 1/1/2038	44,912	49,773
5.50%, 7/1/2038	9,604	10,666
5.50%, 12/1/2038	29,598	32,861
5.00%, 2/1/2039	30,514	33,183
5.50%, 3/1/2039	250,128	277,475
6.50%, 4/1/2039	71,344	83,729
5.00%, 5/1/2039	176,949	194,659
5.00%, 8/1/2039	14,141	15,534
5.00%, 9/1/2039	18,650	20,290
4.50%, 10/1/2039	34,555	37,201
5.50%, 1/1/2040	216,410	239,960
4.00%, 2/1/2040	20,500	21,607
5.50%, 6/1/2040	90,295	100,186
3.50%, 12/1/2040	201,558	207,046
4.00%, 1/1/2041	140,277	148,101
4.50%, 3/1/2041	234,866	253,082
5.50%, 4/1/2041	40,584	45,048
5.50%, 6/1/2041	288,172	319,734
4.50%, 8/1/2041	196,499	212,456
3.50%, 11/1/2041	289,172	297,047
5.00%, 2/1/2042	219,222	238,586
4.00%, 4/1/2042	155,870	164,802
3.00%, 3/1/2043	45,208	45,012
3.00%, 4/1/2043	153,675	153,007
3.00%, 6/1/2043	236,755	235,535
4.50%, 3/1/2044	150,694	162,295
4.00%, 6/1/2044	24,321	25,539
4.50%, 7/1/2044	241,858	261,158

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
4.50%, 9/1/2044	113,537	122,152
4.50%, 12/1/2044	61,470	66,134
3.00%, 7/1/2045	130,572	129,276
4.50%, 9/1/2045	170,716	183,719
4.00%, 10/1/2045	266,716	280,078
3.00%, 4/1/2046	320,284	317,102
3.50%, 5/1/2046	259,961	265,791
4.00%, 5/1/2046	144,954	152,217
4.50%, 5/1/2046	279,879	301,133
FNMA
4.50%, 10/1/2018	107,614	110,452
4.50%, 11/1/2018	35,175	36,103
4.00%, 12/1/2018	73,260	75,274
4.00%, 7/1/2019	15,454	15,879
4.50%, 10/1/2019	103,474	106,203
4.00%, 3/1/2020	137,909	141,701
4.50%, 4/1/2020	32,918	33,857
4.50%, 11/1/2020	203,924	210,773
4.50%, 4/1/2023	128,143	135,893
4.00%, 5/1/2024	206,655	216,409
4.50%, 9/1/2024	286,252	301,680
4.50%, 1/1/2027	120,701	126,969
2.50%, 6/1/2027	34,288	34,680
2.50%, 8/1/2027	59,209	59,886
2.50%, 12/1/2027	206,777	209,144
3.00%, 3/1/2028	64,716	66,654
3.00%, 6/1/2028	76,372	78,520
3.00%, 7/1/2028	57,299	58,895
2.50%, 8/1/2028	107,065	108,292
2.50%, 9/1/2028	88,714	89,731
3.00%, 11/1/2028	57,599	59,208
3.00%, 9/1/2030	131,585	135,146
3.50%, 10/1/2030	194,541	200,526
2.00%, 9/1/2031	385,670	374,860
3.00%, 3/1/2033	270,594	275,171
6.00%, 8/1/2034	272,626	311,231
6.50%, 9/1/2034	325,193	384,510
6.00%, 10/1/2034	230,021	261,627
6.00%, 11/1/2035	66,392	76,183
5.50%, 2/1/2037	25,317	28,547
6.00%, 8/1/2037	121,163	139,122
5.50%, 6/1/2038	244,241	272,240
5.50%, 9/1/2038	55,788	62,357
5.00%, 1/1/2039	19,311	21,037
5.50%, 3/1/2039	315,991	354,677
5.50%, 1/1/2040	60,847	67,962
5.50%, 4/1/2040	69,765	77,468
4.50%, 4/1/2040	31,778	34,174
3.50%, 1/1/2041	51,314	52,849
3.50%, 2/1/2041	99,644	102,624
4.00%, 2/1/2041	222,549	234,513
4.50%, 2/1/2041	56,509	60,954
4.50%, 4/1/2041	147,307	158,894
5.50%, 4/1/2041	16,627	18,529
4.50%, 6/1/2041	50,846	55,011
5.50%, 8/1/2041	249,349	279,415
4.50%, 8/1/2041	70,402	76,156
5.50%, 9/1/2041	78,197	87,152

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
4.50%, 1/1/2042	71,334	76,884
3.50%, 1/1/2042	178,916	184,045
4.00%, 1/1/2042	108,922	114,833
3.50%, 4/1/2042	124,082	127,490
3.50%, 8/1/2042	191,166	196,371
3.00%, 2/1/2043	302,930	301,495
3.00%, 5/1/2043	17,686	17,602
3.00%, 6/1/2043	140,047	139,383
3.50%, 7/1/2043	75,811	77,559
3.50%, 8/1/2043	130,549	134,135
4.00%, 8/1/2043	45,042	47,274
4.00%, 9/1/2043	46,843	49,502
4.50%, 9/1/2043	109,900	118,168
5.00%, 3/1/2044	136,111	151,785
5.00%, 5/1/2044	179,203	196,090
5.00%, 6/1/2044	66,923	72,968
4.50%, 10/1/2044	268,711	289,030
3.00%, 2/1/2045	148,875	147,523
4.00%, 2/1/2045	216,094	226,855
4.00%, 4/1/2045	84,228	88,981
3.00%, 4/1/2045	155,358	153,948
3.00%, 5/1/2045	228,058	225,987
4.00%, 11/1/2045	163,132	172,357
4.50%, 3/1/2046	282,252	303,774
3.50%, 5/1/2046	168,099	171,953
4.00%, 5/1/2046	308,283	323,693
4.50%, 7/1/2046	279,330	300,879
TBA 6.00%, 2/25/2047	100,000	113,037
GNMA
2.50%, 4/20/2027	207,168	209,758
2.50%, 1/20/2028	109,421	110,790
2.50%, 12/20/2028	47,868	48,466
2.50%, 3/20/2031	305,406	309,239
6.00%, 3/15/2033	351,179	405,553
5.50%, 6/15/2033	530,239	597,248
6.00%, 12/15/2033	239,549	281,404
5.50%, 3/20/2036	468,519	521,885
5.50%, 3/15/2038	205,521	229,298
5.50%, 2/20/2039	196,952	217,920
6.00%, 3/15/2039	33,034	37,368
5.00%, 4/15/2039	208,740	229,573
5.00%, 5/15/2039	148,292	163,086
5.00%, 6/15/2039	254,689	282,851
5.00%, 9/15/2039	298,100	331,975
5.50%, 9/15/2039	40,315	44,976
4.00%, 9/20/2039	58,681	62,700
5.00%, 11/15/2039	3,642	4,011
5.50%, 12/15/2039	114,640	127,904
4.00%, 8/15/2040	34,707	36,849
4.00%, 10/15/2040	35,549	37,649
5.50%, 1/20/2041	60,326	66,705
4.00%, 3/15/2041	8,059	8,547
4.00%, 6/15/2041	265,925	282,047
3.50%, 9/15/2041	170,613	176,895
5.50%, 9/20/2041	228,661	253,505
3.50%, 11/20/2041	139,907	145,505
3.50%, 1/15/2042	42,036	43,687
5.50%, 2/20/2042	58,905	65,651
3.50%, 8/20/2042	74,087	77,140
3.00%, 10/15/2042	367,678	371,755
3.00%, 12/20/2042	55,329	55,932

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
3.50%, 12/20/2042	27,808	28,932
3.00%, 2/20/2043	112,471	113,740
5.50%, 2/20/2043	32,537	36,029
3.50%, 3/15/2043	68,273	71,135
3.00%, 3/20/2043	50,151	50,729
3.00%, 5/15/2043	321,140	324,695
2.50%, 5/20/2043	184,846	179,462
3.50%, 6/15/2043	348,858	362,769
3.00%, 9/20/2043	188,247	190,709
5.00%, 1/20/2044	12,074	13,011
3.50%, 8/20/2044	165,911	172,260
4.00%, 9/15/2044	86,145	91,132
3.50%, 10/15/2044	119,587	124,370
3.50%, 10/20/2044	28,135	29,212
2.50%, 11/20/2044	174,000	168,936
4.00%, 12/15/2044	117,037	123,778
3.00%, 12/20/2044	84,332	85,186
3.50%, 12/20/2044	87,670	91,025
3.50%, 1/15/2045	362,190	376,560
3.00%, 1/20/2045	106,289	107,375
3.50%, 2/20/2045	116,856	121,250
3.00%, 3/15/2045	231,192	233,466
3.00%, 3/20/2045	131,235	132,572
3.00%, 12/20/2045	189,899	191,795
3.50%, 12/20/2045	376,983	391,159
4.00%, 3/15/2046	289,349	306,015
4.00%, 3/20/2046	381,614	404,075
3.50%, 4/20/2046	260,517	270,314
4.00%, 5/20/2046	360,934	382,178
3.00%, 9/20/2046	196,494	198,462

TOTAL MORTGAGE-BACKED SECURITIES (Cost $32,895,187)		32,442,496

Total Investments — 99.7% (Cost $32,895,187)		32,442,496
Other Assets Less Liabilities — 0.3%		102,999

Net assets — 100.0%		32,545,495

Percentages shown are based on Net Assets.

Abbreviations

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

TBA — To Be Announced; Security is subject to delayed delivery.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,970
Aggregate gross unrealized depreciation	(477,661)

Net unrealized depreciation	$(452,691)

Federal income tax cost of investments	$32,895,187

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.3%
Aerospace & Defense - 0.8%
Boeing Co. (The)
4.88%, 2/15/2020	10,000	10,872
L3 Technologies, Inc.
5.20%, 10/15/2019	55,000	59,197
Lockheed Martin Corp.
3.35%, 9/15/2021	75,000	77,493
3.55%, 1/15/2026	70,000	70,839
United Technologies Corp.
4.50%, 4/15/2020	80,000	86,172

		304,573

Air Freight & Logistics - 0.3%
FedEx Corp.
3.20%, 2/1/2025	70,000	69,934
United Parcel Service, Inc.
2.45%, 10/1/2022	30,000	29,904

		99,838

Banks - 27.7%
Australia & New Zealand Banking Group Ltd.
2.30%, 6/1/2021	250,000	246,686
Bank of America Corp.
3.30%, 1/11/2023	400,000	401,256
4.20%, 8/26/2024	320,000	325,599
4.00%, 1/22/2025	255,000	254,794
Bank of Montreal
1.50%, 7/18/2019	120,000	118,655
Bank of Nova Scotia (The)
2.05%, 6/5/2019	180,000	180,444
Barclays Bank plc
5.14%, 10/14/2020	350,000	372,409
BB&T Corp.
2.45%, 1/15/2020	80,000	80,803
BNP Paribas SA
5.00%, 1/15/2021	90,000	98,124
Citigroup, Inc.
2.50%, 9/26/2018	370,000	373,399
3.50%, 5/15/2023	250,000	249,646
3.30%, 4/27/2025	200,000	195,699
4.40%, 6/10/2025	120,000	121,791
3.40%, 5/1/2026	250,000	241,780
Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	61,024
Commonwealth Bank of Australia
2.05%, 3/15/2019	250,000	250,095
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	250,000	252,179
Discover Bank
3.10%, 6/4/2020	250,000	253,588
Fifth Third Bancorp
2.88%, 7/27/2020	120,000	122,028
3.50%, 3/15/2022	95,000	97,625
HSBC Holdings plc
4.00%, 3/30/2022	210,000	217,992
3.90%, 5/25/2026	200,000	200,264

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
Huntington National Bank (The)
2.20%, 11/6/2018	250,000	251,082
JPMorgan Chase & Co.
2.55%, 3/1/2021	300,000	299,192
3.38%, 5/1/2023	520,000	520,610
3.13%, 1/23/2025	230,000	225,448
3.90%, 7/15/2025	250,000	257,181
3.30%, 4/1/2026	220,000	215,394
2.95%, 10/1/2026	250,000	236,707
KeyCorp
5.10%, 3/24/2021	100,000	109,422
Lloyds Bank plc
2.40%, 3/17/2020	200,000	200,162
6.38%, 1/21/2021	15,000	17,066
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/1/2021	400,000	402,196
MUFG Americas Holdings Corp.
2.25%, 2/10/2020	100,000	99,003
National Australia Bank Ltd.
2.63%, 7/23/2020	250,000	252,098
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	390,697
3.90%, 4/29/2024	50,000	51,359
Royal Bank of Canada
2.35%, 10/30/2020	150,000	149,886
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/2021	250,000	241,937
3.78%, 3/9/2026	250,000	253,261
Svenska Handelsbanken AB
2.50%, 1/25/2019	250,000	253,058
US Bancorp
2.95%, 7/15/2022	200,000	202,039
Wells Fargo & Co.
2.13%, 4/22/2019	200,000	200,969
Series N, 2.15%, 1/30/2020	250,000	249,374
3.50%, 3/8/2022	200,000	205,774
4.48%, 1/16/2024	225,000	237,550
3.55%, 9/29/2025	200,000	199,971
3.00%, 4/22/2026	250,000	238,394
Westpac Banking Corp.
2.60%, 11/23/2020	300,000	301,414
2.85%, 5/13/2026	150,000	143,512

		11,120,636

Beverages - 3.0%
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/1/2019	200,000	200,371
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 4/15/2020	240,000	260,186
2.50%, 7/15/2022	350,000	344,779
Coca-Cola Co. (The)
1.88%, 10/27/2020	150,000	149,576
2.88%, 10/27/2025	50,000	49,377
PepsiCo, Inc.
3.60%, 3/1/2024	200,000	209,575

		1,213,864

Biotechnology - 3.7%
AbbVie, Inc.
3.20%, 11/6/2022	240,000	240,885

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Biotechnology - (continued)
Amgen, Inc.
2.20%, 5/22/2019	100,000	100,730
2.70%, 5/1/2022	170,000	169,533
3.63%, 5/22/2024	100,000	101,769
Biogen, Inc.
3.63%, 9/15/2022	100,000	103,173
Celgene Corp.
2.25%, 5/15/2019	400,000	401,447
Gilead Sciences, Inc.
2.05%, 4/1/2019	120,000	120,517
3.50%, 2/1/2025	225,000	226,868

		1,464,922

Capital Markets - 9.7%
Bank of New York Mellon Corp. (The)
2.30%, 9/11/2019	160,000	161,683
Series 0012, 3.65%, 2/4/2024	150,000	155,757
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	90,000	97,647
Credit Suisse AG
5.30%, 8/13/2019	150,000	161,612
Deutsche Bank AG
3.70%, 5/30/2024	145,000	139,718
Goldman Sachs Group, Inc. (The)
2.63%, 1/31/2019	300,000	303,152
5.38%, 3/15/2020	110,000	119,301
5.75%, 1/24/2022	150,000	168,579
3.63%, 1/22/2023	500,000	510,774
4.00%, 3/3/2024	210,000	216,829
3.50%, 1/23/2025	255,000	252,590
Intercontinental Exchange, Inc.
2.75%, 12/1/2020	150,000	152,726
Morgan Stanley
2.63%, 11/17/2021	400,000	394,752
3.75%, 2/25/2023	200,000	205,624
4.00%, 7/23/2025	100,000	102,250
3.88%, 1/27/2026	200,000	201,623
3.13%, 7/27/2026	145,000	137,955
State Street Corp.
2.55%, 8/18/2020	150,000	151,862
UBS AG
2.38%, 8/14/2019	250,000	251,463

		3,885,897

Chemicals - 1.4%
Dow Chemical Co. (The)
4.25%, 11/15/2020	265,000	280,801
E.I. du Pont de Nemours & Co.
4.25%, 4/1/2021	100,000	106,113
LYB International Finance BV
4.00%, 7/15/2023	130,000	136,087
Praxair, Inc.
4.50%, 8/15/2019	50,000	53,177

		576,178

Commercial Services & Supplies - 0.4%
Republic Services, Inc.
3.55%, 6/1/2022	100,000	104,093
Waste Management, Inc.
2.40%, 5/15/2023	25,000	24,395
3.13%, 3/1/2025	50,000	50,242

		178,730

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Communications Equipment - 0.6%
Cisco Systems, Inc.
2.13%, 3/1/2019	130,000	131,369
3.00%, 6/15/2022	30,000	30,740
3.50%, 6/15/2025	20,000	20,767
2.50%, 9/20/2026	50,000	47,329

		230,205

Consumer Finance - 5.0%
American Express Co.
3.63%, 12/5/2024	140,000	141,633
American Express Credit Corp.
Series F, 2.60%, 9/14/2020	195,000	196,765
Capital One Financial Corp.
2.45%, 4/24/2019	200,000	201,691
3.50%, 6/15/2023	200,000	203,043
Caterpillar Financial Services Corp.
1.70%, 8/9/2021	150,000	144,598
Discover Financial Services
3.75%, 3/4/2025	40,000	39,133
General Motors Financial Co., Inc.
4.38%, 9/25/2021	400,000	418,136
HSBC Finance Corp.
6.68%, 1/15/2021	50,000	56,339
HSBC USA, Inc.
2.75%, 8/7/2020	300,000	302,477
Synchrony Financial
3.00%, 8/15/2019	100,000	101,499
Toyota Motor Credit Corp.
4.50%, 6/17/2020	170,000	182,387

		1,987,701

Containers & Packaging - 0.2%
International Paper Co.
4.75%, 2/15/2022	55,000	59,703

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC
3.95%, 2/1/2022	200,000	204,252
Berkshire Hathaway, Inc.
2.20%, 3/15/2021	65,000	65,036
3.13%, 3/15/2026	75,000	74,452
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	200,000	200,635
Shell International Finance BV
3.25%, 5/11/2025	155,000	154,616
2.50%, 9/12/2026	100,000	93,175

		792,166

Diversified Telecommunication Services - 2.5%
AT&T, Inc.
2.45%, 6/30/2020	250,000	248,266
2.80%, 2/17/2021	250,000	249,207
Orange SA
2.75%, 2/6/2019	100,000	101,440
Verizon Communications, Inc.
2.63%, 2/21/2020	155,000	157,106
3.00%, 11/1/2021	250,000	251,085

		1,007,104

Electric Utilities - 1.9%
Duke Energy Carolinas LLC
3.90%, 6/15/2021	60,000	63,603
2.50%, 3/15/2023	50,000	49,564

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Electric Utilities - (continued)
2.95%, 12/1/2026	100,000	98,077
Exelon Corp.
2.85%, 6/15/2020	180,000	182,665
MidAmerican Energy Co.
3.50%, 10/15/2024	50,000	51,893
Pacific Gas & Electric Co.
2.95%, 3/1/2026	100,000	98,001
Public Service Electric & Gas Co.
2.38%, 5/15/2023	30,000	29,447
Southern Co. (The)
3.25%, 7/1/2026	150,000	145,379
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	50,000	49,701

		768,330

Energy Equipment & Services - 0.1%
Halliburton Co.
3.25%, 11/15/2021	40,000	40,937

Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.
3.45%, 9/15/2021	150,000	152,158
Boston Properties LP
5.63%, 11/15/2020	120,000	132,412
3.65%, 2/1/2026	50,000	49,628
ERP Operating LP
3.00%, 4/15/2023	100,000	99,302
HCP, Inc.
2.63%, 2/1/2020	145,000	145,518
Realty Income Corp.
4.65%, 8/1/2023	100,000	108,300
Simon Property Group LP
4.38%, 3/1/2021	100,000	107,295
3.75%, 2/1/2024	120,000	124,455
Ventas Realty LP
4.00%, 4/30/2019	130,000	134,922
3.50%, 2/1/2025	50,000	49,191
Welltower, Inc.
3.75%, 3/15/2023	30,000	30,768

		1,133,949

Food & Staples Retailing - 2.5%
CVS Health Corp.
2.80%, 7/20/2020	200,000	202,989
2.13%, 6/1/2021	150,000	146,982
4.00%, 12/5/2023	175,000	183,988
Sysco Corp.
2.60%, 10/1/2020	150,000	151,308
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	50,000	51,087
3.80%, 11/18/2024	70,000	70,905
3.45%, 6/1/2026	100,000	97,687
Wal-Mart Stores, Inc.
4.25%, 4/15/2021	90,000	97,571

		1,002,517

Food Products - 0.5%
General Mills, Inc.
2.20%, 10/21/2019	30,000	30,212
Kellogg Co.
3.25%, 4/1/2026	80,000	78,160

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Food Products - (continued)
Tyson Foods, Inc.
4.50%, 6/15/2022	74,000	78,826

		187,198

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories
2.35%, 11/22/2019	60,000	60,200
2.55%, 3/15/2022	390,000	380,526
Becton Dickinson and Co.
3.13%, 11/8/2021	50,000	51,162
Medtronic, Inc.
2.75%, 4/1/2023	50,000	49,922
Stryker Corp.
3.50%, 3/15/2026	115,000	115,912

		657,722

Health Care Providers & Services - 2.3%
Aetna, Inc.
2.40%, 6/15/2021	150,000	150,700
2.75%, 11/15/2022	50,000	49,893
Anthem, Inc.
2.25%, 8/15/2019	100,000	100,469
Express Scripts Holding Co.
2.25%, 6/15/2019	30,000	30,102
3.90%, 2/15/2022	150,000	155,726
McKesson Corp.
2.28%, 3/15/2019	60,000	60,246
3.80%, 3/15/2024	50,000	51,297
UnitedHealth Group, Inc.
2.70%, 7/15/2020	300,000	305,104

		903,537

Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc.
2.30%, 1/15/2022	80,000	77,712
McDonald’s Corp.
2.75%, 12/9/2020	30,000	30,459
2.63%, 1/15/2022	15,000	14,964
3.38%, 5/26/2025	125,000	125,325

		248,460

Household Products - 0.1%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	50,000	51,494

Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.
Series D, 1.95%, 12/15/2019	100,000	99,445

Industrial Conglomerates - 0.9%
General Electric Co.
2.20%, 1/9/2020	120,000	121,440
Honeywell International, Inc.
1.85%, 11/1/2021	80,000	78,340
Roper Technologies, Inc.
3.00%, 12/15/2020	60,000	61,086
3.80%, 12/15/2026	100,000	99,956

		360,822

Insurance - 2.3%
American International Group, Inc.
3.38%, 8/15/2020	190,000	196,468
3.75%, 7/10/2025	100,000	100,515
Aon plc
3.50%, 6/14/2024	100,000	100,531

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Insurance - (continued)
Berkshire Hathaway Finance Corp.
2.90%, 10/15/2020	50,000	51,581
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	170,000	169,819
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	30,000	30,093
3.75%, 3/14/2026	20,000	20,390
MetLife, Inc.
3.60%, 4/10/2024	80,000	82,151
Prudential Financial, Inc.
4.50%, 11/15/2020	60,000	64,578
3.50%, 5/15/2024	100,000	101,772
5.20%, 3/15/2044(a)	10,000	10,100

		927,998

Internet Software & Services - 1.4%
Alibaba Group Holding Ltd.
2.50%, 11/28/2019	200,000	201,169
Baidu, Inc.
2.75%, 6/9/2019	200,000	203,237
eBay, Inc.
2.20%, 8/1/2019	40,000	40,144
3.45%, 8/1/2024	120,000	117,819

		562,369

IT Services - 2.0%
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	95,000	98,360
Fiserv, Inc.
3.50%, 10/1/2022	80,000	82,011
International Business Machines Corp.
8.38%, 11/1/2019	10,000	11,784
1.63%, 5/15/2020	100,000	98,920
3.63%, 2/12/2024	100,000	103,583
3.45%, 2/19/2026	100,000	101,233
Visa, Inc.
2.80%, 12/14/2022	300,000	301,939

		797,830

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 2/1/2019	50,000	50,540

Machinery - 0.1%
Illinois Tool Works, Inc.
2.65%, 11/15/2026	50,000	47,929

Media - 3.1%
21st Century Fox America, Inc.
4.50%, 2/15/2021	100,000	106,983
3.70%, 10/15/2025	50,000	50,652
CBS Corp.
3.70%, 8/15/2024	80,000	80,193
Comcast Corp.
3.13%, 7/15/2022	95,000	96,589
3.60%, 3/1/2024	100,000	102,743
3.15%, 3/1/2026	200,000	195,893
Discovery Communications LLC
3.30%, 5/15/2022	40,000	39,859
Omnicom Group, Inc.
4.45%, 8/15/2020	170,000	181,059
Time Warner, Inc.
4.70%, 1/15/2021	80,000	85,795

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Media - (continued)
3.55%, 6/1/2024	80,000	79,133
3.88%, 1/15/2026	150,000	148,790
Walt Disney Co. (The)
3.00%, 2/13/2026	60,000	59,304

		1,226,993

Metals & Mining - 0.2%
Rio Tinto Finance USA Ltd.
9.00%, 5/1/2019	52,000	59,877
Rio Tinto Finance USA plc
3.50%, 3/22/2022	20,000	20,740

		80,617

Multiline Retail - 0.1%
Target Corp.
2.50%, 4/15/2026	40,000	37,707

Multi-Utilities - 0.8%
CMS Energy Corp.
3.00%, 5/15/2026	15,000	14,415
Dominion Resources, Inc.
2.50%, 12/1/2019	150,000	151,968
4.45%, 3/15/2021	60,000	64,033
Sempra Energy
3.55%, 6/15/2024	80,000	80,991

		311,407

Oil, Gas & Consumable Fuels - 5.5%
BP Capital Markets plc
4.50%, 10/1/2020	200,000	215,122
2.75%, 5/10/2023	245,000	241,692
3.51%, 3/17/2025	40,000	40,481
Chevron Corp.
3.19%, 6/24/2023	215,000	220,365
ConocoPhillips
5.75%, 2/1/2019	75,000	80,856
ConocoPhillips Co.
2.40%, 12/15/2022	80,000	77,891
Enterprise Products Operating LLC
3.35%, 3/15/2023	80,000	81,354
3.75%, 2/15/2025	100,000	101,534
EOG Resources, Inc.
2.45%, 4/1/2020	75,000	75,372
Exxon Mobil Corp.
2.73%, 3/1/2023	160,000	160,630
2.71%, 3/6/2025	80,000	78,136
Kinder Morgan Energy Partners LP
2.65%, 2/1/2019	135,000	136,245
MPLX LP
4.50%, 7/15/2023	150,000	156,836
Occidental Petroleum Corp.
2.70%, 2/15/2023	80,000	79,328
ONEOK Partners LP
3.38%, 10/1/2022	40,000	40,311
Total Capital Canada Ltd.
2.75%, 7/15/2023	130,000	129,285
Total Capital International SA
3.75%, 4/10/2024	80,000	83,711
TransCanada PipeLines Ltd.
3.80%, 10/1/2020	50,000	52,483
3.75%, 10/16/2023	40,000	41,623
Valero Energy Corp.
3.65%, 3/15/2025	50,000	49,631

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
3.40%, 9/15/2026	80,000	76,953

		2,219,839

Pharmaceuticals - 2.6%
Johnson & Johnson
2.05%, 3/1/2023	50,000	48,724
Merck & Co., Inc.
1.85%, 2/10/2020	60,000	60,168
2.75%, 2/10/2025	65,000	64,066
Novartis Capital Corp.
3.40%, 5/6/2024	100,000	103,042
Pfizer, Inc.
1.95%, 6/3/2021	150,000	149,063
Shire Acquisitions Investments Ireland DAC
1.90%, 9/23/2019	150,000	148,315
3.20%, 9/23/2026	250,000	235,217
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/2023	200,000	187,338
Wyeth LLC
6.45%, 2/1/2024	40,000	48,736

		1,044,669

Road & Rail - 0.6%
Burlington Northern Santa Fe LLC
3.05%, 3/15/2022	100,000	102,727
CSX Corp.
3.70%, 10/30/2020	70,000	73,265
Norfolk Southern Corp.
3.00%, 4/1/2022	80,000	80,992

		256,984

Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.
3.50%, 12/5/2026	100,000	98,635
Intel Corp.
3.70%, 7/29/2025	100,000	105,102
QUALCOMM, Inc.
2.25%, 5/20/2020	270,000	270,624

		474,361

Software - 2.1%
Microsoft Corp.
2.70%, 2/12/2025	140,000	135,888
2.40%, 8/8/2026	200,000	186,852
Oracle Corp.
1.90%, 9/15/2021	100,000	97,662
2.50%, 10/15/2022	250,000	247,246
2.65%, 7/15/2026	200,000	188,215

		855,863

Specialty Retail - 0.7%
AutoZone, Inc.
4.00%, 11/15/2020	70,000	73,738
Home Depot, Inc. (The)
2.63%, 6/1/2022	100,000	100,760
Lowe’s Cos., Inc.
3.38%, 9/15/2025	100,000	101,661

		276,159

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.
2.25%, 2/23/2021	125,000	125,093
2.40%, 5/3/2023	230,000	225,200
3.45%, 5/6/2024	120,000	123,634
3.25%, 2/23/2026	150,000	149,475
2.45%, 8/4/2026	100,000	93,160

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	95,000	99,098
HP, Inc.
4.38%, 9/15/2021	25,000	26,413
4.05%, 9/15/2022	125,000	129,919

		971,992

Tobacco - 1.6%
Altria Group, Inc.
2.85%, 8/9/2022	160,000	159,965
4.00%, 1/31/2024	55,000	57,746
Philip Morris International, Inc.
3.60%, 11/15/2023	95,000	98,651
2.75%, 2/25/2026	100,000	95,642
Reynolds American, Inc.
3.25%, 6/12/2020	54,000	55,428
4.00%, 6/12/2022	150,000	156,897

		624,329

Trading Companies & Distributors - 0.3%
Air Lease Corp.
2.13%, 1/15/2020	120,000	118,608

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
5.00%, 10/16/2019	100,000	106,744
Vodafone Group plc
5.45%, 6/10/2019	40,000	43,014

		149,758

TOTAL CORPORATE BONDS (Cost $39,754,140)		39,411,880

Total Investments — 98.3% (Cost $39,754,140)		39,411,880
Other Assets Less Liabilities — 1.7%		697,829

Net assets — 100.0%		40,109,709

Percentages shown are based on Net Assets

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 1/31/2017 and changes periodically.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,419
Aggregate gross unrealized depreciation	(423,776)

Net unrealized depreciation	$(342,357)

Federal income tax cost of investments	$39,754,237

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.2%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.
3.60%, 3/1/2035	75,000	71,682
Northrop Grumman Corp.
3.85%, 4/15/2045	20,000	19,119
Raytheon Co.
4.88%, 10/15/2040	15,000	16,905
United Technologies Corp.
5.70%, 4/15/2040	65,000	79,905

		187,611

Air Freight & Logistics - 1.2%
FedEx Corp.
3.90%, 2/1/2035	75,000	71,994
4.75%, 11/15/2045	50,000	51,761
United Parcel Service, Inc.
4.88%, 11/15/2040	30,000	34,248

		158,003

Auto Components - 0.3%
BorgWarner, Inc.
4.38%, 3/15/2045	40,000	38,755

Automobiles - 1.1%
General Motors Co.
5.00%, 4/1/2035	70,000	69,200
5.20%, 4/1/2045	50,000	49,360
6.75%, 4/1/2046	15,000	17,807

		136,367

Banks - 10.3%
Bank of America Corp.
4.25%, 10/22/2026	50,000	50,455
5.88%, 2/7/2042	30,000	36,274
5.00%, 1/21/2044	70,000	76,223
Series L, 4.75%, 4/21/2045	30,000	30,057
Citigroup, Inc.
5.88%, 2/22/2033	35,000	39,188
6.00%, 10/31/2033	70,000	79,424
8.13%, 7/15/2039	17,000	25,362
5.88%, 1/30/2042	30,000	36,129
5.30%, 5/6/2044	105,000	112,972
4.65%, 7/30/2045	75,000	78,216
Fifth Third Bancorp
8.25%, 3/1/2038	20,000	27,966
HSBC Holdings plc
6.10%, 1/14/2042	90,000	111,291
JPMorgan Chase & Co.
4.13%, 12/15/2026	60,000	60,901
5.50%, 10/15/2040	30,000	35,378
5.40%, 1/6/2042	60,000	70,160
4.95%, 6/1/2045	160,000	168,824
Wells Fargo & Co.
4.30%, 7/22/2027	45,000	46,167
5.38%, 11/2/2043	130,000	144,322
4.90%, 11/17/2045	50,000	51,851

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
4.75%, 12/7/2046	30,000	30,580

		1,311,740

Beverages - 4.2%
Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/2036	210,000	220,516
4.90%, 2/1/2046	230,000	247,094
PepsiCo, Inc.
4.60%, 7/17/2045	30,000	32,846
4.45%, 4/14/2046	35,000	37,386

		537,842

Biotechnology - 3.1%
AbbVie, Inc.
4.50%, 5/14/2035	85,000	83,868
Baxalta, Inc.
5.25%, 6/23/2045	25,000	26,653
Biogen, Inc.
5.20%, 9/15/2045	30,000	32,248
Celgene Corp.
5.00%, 8/15/2045	50,000	52,133
Gilead Sciences, Inc.
4.50%, 2/1/2045	60,000	60,021
4.75%, 3/1/2046	60,000	62,352
4.15%, 3/1/2047	80,000	75,457

		392,732

Building Products - 0.2%
Johnson Controls International plc
5.13%, 9/14/2045	20,000	21,667

Capital Markets - 5.1%
Credit Suisse USA, Inc.
7.13%, 7/15/2032	20,000	26,739
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	190,000	229,054
6.75%, 10/1/2037	90,000	111,272
6.25%, 2/1/2041	70,000	87,570
5.15%, 5/22/2045	50,000	51,916
Morgan Stanley
4.35%, 9/8/2026	30,000	30,499
6.38%, 7/24/2042	30,000	37,850
4.30%, 1/27/2045	75,000	73,567

		648,467

Chemicals - 2.6%
Dow Chemical Co. (The)
7.38%, 11/1/2029	20,000	26,746
4.25%, 10/1/2034	30,000	30,042
4.38%, 11/15/2042	25,000	24,733
4.63%, 10/1/2044	50,000	50,978
E.I. du Pont de Nemours & Co.
4.90%, 1/15/2041	30,000	32,197
Ecolab, Inc.
5.50%, 12/8/2041	15,000	17,752
LYB International Finance BV
4.88%, 3/15/2044	60,000	62,721
Monsanto Co.
4.20%, 7/15/2034	80,000	79,270

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Chemicals - (continued)
Praxair, Inc.
3.55%, 11/7/2042	10,000	9,327

		333,766

Communications Equipment - 0.4%
Cisco Systems, Inc.
5.90%, 2/15/2039	45,000	57,291

Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	55,000	58,419
Shell International Finance BV
5.50%, 3/25/2040	85,000	99,203
4.55%, 8/12/2043	50,000	51,991
4.38%, 5/11/2045	100,000	101,919

		311,532

Diversified Telecommunication Services - 6.9%
AT&T, Inc.
4.50%, 3/9/2048	116,000	101,653
British Telecommunications plc
9.12%, 12/15/2030	50,000	75,512
Deutsche Telekom International Finance BV
8.75%, 6/15/2030	30,000	44,241
Orange SA
9.00%, 3/1/2031(a)	35,000	53,075
Verizon Communications, Inc.
5.05%, 3/15/2034	75,000	77,198
4.40%, 11/1/2034	150,000	143,427
6.55%, 9/15/2043	80,000	99,014
4.86%, 8/21/2046	160,000	154,251
4.67%, 3/15/2055	135,000	121,397

		869,768

Electric Utilities - 3.3%
Duke Energy Carolinas LLC
3.88%, 3/15/2046	73,000	71,442
Duke Energy Corp.
4.80%, 12/15/2045	50,000	53,265
Exelon Corp.
4.45%, 4/15/2046	40,000	39,898
Georgia Power Co.
4.30%, 3/15/2042	30,000	30,775
Pacific Gas & Electric Co.
6.05%, 3/1/2034	50,000	63,059
Progress Energy, Inc.
7.75%, 3/1/2031	20,000	27,631
South Carolina Electric & Gas Co.
4.35%, 2/1/2042	20,000	20,482
Southern California Edison Co.
4.65%, 10/1/2043	30,000	33,141
Southern Co. (The)
4.40%, 7/1/2046	80,000	79,488

		419,181

Energy Equipment & Services - 1.2%
Baker Hughes, Inc.
5.13%, 9/15/2040	35,000	38,848
Halliburton Co.
6.70%, 9/15/2038	25,000	31,355
4.50%, 11/15/2041	25,000	24,824
5.00%, 11/15/2045	50,000	53,745

		148,772

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Equity Real Estate Investment Trusts (REITs) - 0.4%
ERP Operating LP
4.50%, 7/1/2044	25,000	25,601
Simon Property Group LP
4.75%, 3/15/2042	25,000	26,475

		52,076

Food & Staples Retailing - 3.3%
CVS Health Corp.
4.88%, 7/20/2035	15,000	16,158
5.13%, 7/20/2045	70,000	77,285
Sysco Corp.
4.85%, 10/1/2045	40,000	42,056
Walgreen Co.
4.40%, 9/15/2042	50,000	48,670
Wal-Mart Stores, Inc.
5.25%, 9/1/2035	85,000	100,117
6.50%, 8/15/2037	30,000	40,053
6.20%, 4/15/2038	25,000	32,253
5.63%, 4/15/2041	25,000	30,593
4.30%, 4/22/2044	25,000	25,858

		413,043

Food Products - 0.6%
General Mills, Inc.
5.40%, 6/15/2040	10,000	11,324
Mead Johnson Nutrition Co.
4.60%, 6/1/2044	25,000	24,314
Tyson Foods, Inc.
5.15%, 8/15/2044	20,000	21,072
Unilever Capital Corp.
5.90%, 11/15/2032	15,000	19,491

		76,201

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories
4.75%, 11/30/2036	120,000	121,082
5.30%, 5/27/2040	45,000	47,559
Medtronic, Inc.
4.38%, 3/15/2035	70,000	73,355
Stryker Corp.
4.63%, 3/15/2046	30,000	30,818

		272,814

Health Care Providers & Services - 1.7%
Aetna, Inc.
4.25%, 6/15/2036	50,000	50,281
6.75%, 12/15/2037	30,000	39,088
Express Scripts Holding Co.
4.80%, 7/15/2046	30,000	28,159
McKesson Corp.
4.88%, 3/15/2044	40,000	40,678
UnitedHealth Group, Inc.
4.63%, 7/15/2035	50,000	54,375

		212,581

Hotels, Restaurants & Leisure - 1.4%
McDonald’s Corp.
4.70%, 12/9/2035	50,000	52,358
6.30%, 3/1/2038	40,000	49,706
3.70%, 2/15/2042	50,000	44,836
4.88%, 12/9/2045	25,000	26,665

		173,565

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Independent Power and Renewable Electricity Producers - 0.6%
Southern Power Co.
5.15%, 9/15/2041	70,000	71,118

Industrial Conglomerates - 1.1%
3M Co.
5.70%, 3/15/2037	10,000	12,562
General Electric Co.
6.75%, 3/15/2032	15,000	20,119
4.13%, 10/9/2042	30,000	30,646
4.50%, 3/11/2044	50,000	53,704
Honeywell International, Inc.
5.70%, 3/15/2037	20,000	24,707

		141,738

Insurance - 3.2%
Allstate Corp. (The)
5.55%, 5/9/2035	20,000	23,905
American International Group, Inc.
3.88%, 1/15/2035	60,000	56,080
4.50%, 7/16/2044	30,000	29,059
Aon plc
4.75%, 5/15/2045	50,000	50,795
Chubb Corp. (The)
6.00%, 5/11/2037	20,000	25,162
Chubb INA Holdings, Inc.
3.35%, 5/3/2026	20,000	20,208
MetLife, Inc.
6.38%, 6/15/2034	110,000	138,559
Prudential Financial, Inc.
5.70%, 12/14/2036	40,000	46,851
Travelers Cos., Inc. (The)
4.60%, 8/1/2043	15,000	16,254

		406,873

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
4.95%, 12/5/2044	20,000	23,060

Internet Software & Services - 0.2%
eBay, Inc.
4.00%, 7/15/2042	30,000	25,348

IT Services - 1.0%
International Business Machines Corp.
4.00%, 6/20/2042	60,000	59,756
Visa, Inc.
4.30%, 12/14/2045	60,000	62,189

		121,945

Machinery - 0.7%
Caterpillar, Inc.
3.80%, 8/15/2042	25,000	24,260
Illinois Tool Works, Inc.
3.90%, 9/1/2042	20,000	20,131
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 6/15/2043	15,000	17,804
Parker-Hannifin Corp.
4.45%, 11/21/2044	20,000	21,117

		83,312

Media - 9.0%
21st Century Fox America, Inc.
6.20%, 12/15/2034	55,000	64,779

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Media - (continued)
4.75%, 9/15/2044	90,000	90,227
CBS Corp.
4.60%, 1/15/2045	50,000	48,336
Comcast Corp.
2.35%, 1/15/2027	200,000	181,691
6.45%, 3/15/2037	60,000	76,305
4.60%, 8/15/2045	125,000	128,531
Discovery Communications LLC
4.88%, 4/1/2043	35,000	32,028
NBCUniversal Media LLC
6.40%, 4/30/2040	75,000	96,591
Time Warner, Inc.
2.95%, 7/15/2026	140,000	129,511
3.80%, 2/15/2027	100,000	97,739
6.10%, 7/15/2040	75,000	86,805
4.85%, 7/15/2045	60,000	58,936
Walt Disney Co. (The)
4.13%, 6/1/2044	40,000	40,909
3.00%, 7/30/2046	15,000	12,511

		1,144,899

Metals & Mining - 0.5%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	60,000	59,727

Multiline Retail - 0.4%
Target Corp.
4.00%, 7/1/2042	50,000	48,825

Multi-Utilities - 2.5%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	25,000	31,366
4.50%, 2/1/2045	80,000	83,480
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	26,000	27,631
Series C, 4.30%, 12/1/2056	30,000	30,148
Dominion Resources, Inc.
Series B, 5.95%, 6/15/2035	95,000	110,916
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041	30,000	35,089

		318,630

Oil, Gas & Consumable Fuels - 7.0%
ConocoPhillips
5.90%, 10/15/2032	60,000	70,538
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/2036	40,000	47,147
Enterprise Products Operating LLC
Series D, 6.88%, 3/1/2033	90,000	111,585
6.45%, 9/1/2040	75,000	91,335
4.90%, 5/15/2046	30,000	31,049
EOG Resources, Inc.
3.90%, 4/1/2035	25,000	24,215
Exxon Mobil Corp.
4.11%, 3/1/2046	35,000	35,748
Kinder Morgan, Inc.
5.30%, 12/1/2034	75,000	77,138
Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	15,876
Marathon Petroleum Corp.
4.75%, 9/15/2044	50,000	44,732
Occidental Petroleum Corp.
4.63%, 6/15/2045	40,000	42,162

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
4.40%, 4/15/2046	20,000	20,304
ONEOK Partners LP
6.13%, 2/1/2041	35,000	39,623
Phillips 66
5.88%, 5/1/2042	60,000	71,376
4.88%, 11/15/2044	35,000	36,950
Phillips 66 Partners LP
4.90%, 10/1/2046	20,000	19,508
TransCanada PipeLines Ltd.
4.63%, 3/1/2034	40,000	42,790
Valero Energy Corp.
6.63%, 6/15/2037	60,000	71,186

		893,262

Pharmaceuticals - 2.5%
AstraZeneca plc
4.38%, 11/16/2045	50,000	50,574
Eli Lilly & Co.
3.70%, 3/1/2045	20,000	19,061
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034	30,000	35,042
Johnson & Johnson
4.38%, 12/5/2033	30,000	32,795
3.70%, 3/1/2046	30,000	29,307
Merck & Co., Inc.
3.70%, 2/10/2045	40,000	37,986
Novartis Capital Corp.
3.70%, 9/21/2042	30,000	29,189
Pfizer, Inc.
4.40%, 5/15/2044	70,000	73,123
Wyeth LLC
6.50%, 2/1/2034	10,000	12,984

		320,061

Road & Rail - 2.7%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	40,000	51,609
5.75%, 5/1/2040	30,000	36,836
4.55%, 9/1/2044	30,000	32,120
4.70%, 9/1/2045	15,000	16,493
CSX Corp.
6.15%, 5/1/2037	60,000	73,239
6.22%, 4/30/2040	35,000	43,327
Norfolk Southern Corp.
4.84%, 10/1/2041	40,000	43,634
Union Pacific Corp.
4.75%, 9/15/2041	20,000	21,668
4.05%, 3/1/2046	25,000	25,207

		344,133

Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.
5.85%, 6/15/2041	15,000	18,369
Intel Corp.
4.90%, 7/29/2045	60,000	66,969
QUALCOMM, Inc.
4.65%, 5/20/2035	30,000	30,918
4.80%, 5/20/2045	35,000	35,954

		152,210

Software - 4.5%
Microsoft Corp.
3.50%, 2/12/2035	130,000	122,642
3.75%, 2/12/2045	40,000	37,361
4.45%, 11/3/2045	25,000	25,879

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Software - (continued)
4.00%, 2/12/2055	35,000	32,428
3.95%, 8/8/2056	150,000	138,073
Oracle Corp.
5.38%, 7/15/2040	39,000	45,553
4.00%, 7/15/2046	175,000	164,642

		566,578

Specialty Retail - 0.9%
Home Depot, Inc. (The)
5.88%, 12/16/2036	40,000	50,051
4.40%, 3/15/2045	40,000	42,371
4.25%, 4/1/2046	25,000	25,859

		118,281

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.
4.50%, 2/23/2036	50,000	54,227
4.65%, 2/23/2046	120,000	126,603
HP, Inc.
6.00%, 9/15/2041	30,000	30,125

		210,955

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc.
3.63%, 5/1/2043	40,000	37,652

Tobacco - 3.1%
Altria Group, Inc.
4.25%, 8/9/2042	80,000	77,384
5.38%, 1/31/2044	50,000	56,769
Philip Morris International, Inc.
4.38%, 11/15/2041	50,000	49,711
4.13%, 3/4/2043	120,000	114,889
4.25%, 11/10/2044	20,000	19,575
Reynolds American, Inc.
5.85%, 8/15/2045	65,000	75,803

		394,131

Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.
4.60%, 6/15/2045	20,000	21,493

Wireless Telecommunication Services - 1.3%
America Movil SAB de CV
6.38%, 3/1/2035	75,000	87,054
New Cingular Wireless Services, Inc.
8.75%, 3/1/2031	20,000	28,280
Rogers Communications, Inc.
5.45%, 10/1/2043	50,000	56,178

		171,512

TOTAL CORPORATE BONDS (Cost $12,685,783)		12,449,517

Total Investments — 98.2% (Cost $12,685,783)		12,449,517
Other Assets Less Liabilities — 1.8%		234,547

Net assets — 100.0%		12,684,064

Percentages shown are based on Net Assets.

(a)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of 1/31/2017.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2017 (Unaudited)

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,194
Aggregate gross unrealized depreciation	(393,719)

Net unrealized depreciation	$(237,525)

Federal income tax cost of investments	$12,687,042

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 74.7%
Aerospace & Defense - 0.6%
United Technologies Corp. 1.80%, 6/1/2017	50,000	50,116
1.24%, 11/1/2019(a)	1,000,000	1,005,070

		1,055,186

Automobiles - 0.5%
Daimler Finance North America LLC 1.38%, 8/1/2017(b)	750,000	749,754

Banks - 13.2%
American Express Bank FSB 1.06%, 6/12/2017(a)	480,000	480,341
Bank of America Corp. 1.54%, 8/25/2017(a)	818,000	819,759
Barclays Bank plc 1.49%, 2/17/2017(a)	1,200,000	1,200,325
BNP Paribas SA 1.47%, 3/17/2017(a)	608,000	608,328
Capital One Bank USA NA 1.30%, 6/5/2017	366,000	366,044
Capital One NA 1.65%, 2/5/2018	1,200,000	1,199,931
Citigroup, Inc. 1.49%, 3/10/2017(a)	884,000	883,952
Commonwealth Bank of Australia 1.13%, 3/13/2017	500,000	500,193
1.35%, 3/12/2018(a)(b)	818,000	819,062
1.67%, 11/2/2018(a)(b)	902,000	907,660
JPMorgan Chase & Co. 1.43%, 2/15/2017(a)	350,000	350,107
1.94%, 1/25/2018(a)	18,000	18,103
Lloyds Bank plc 1.49%, 3/16/2018(a)	1,000,000	1,001,408
National Australia Bank Ltd. 1.80%, 1/14/2019(a)(b)	1,000,000	1,005,214
1.60%, 1/10/2020(a)(b)	2,000,000	2,001,204
National Bank of Canada 2.10%, 12/14/2018	1,000,000	1,003,988
1.80%, 12/14/2018(a)	1,000,000	1,004,546
Nederlandse Waterschapsbank NV 1.13%, 2/14/2018(a)(b)	1,000,000	1,001,815
Royal Bank of Canada 1.47%, 3/6/2020(a)	818,000	816,515
Santander UK plc 1.47%, 3/13/2017(a)	63,000	63,018
US Bancorp 1.44%, 4/25/2019(a)	690,000	692,180
US Bank NA 1.38%, 9/11/2017	1,000,000	1,000,474
Wells Fargo & Co. 2.10%, 5/8/2017	155,000	155,367
Series N, 2.15%, 1/30/2020	231,000	230,421

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
Wells Fargo Bank NA 1.50%, 9/7/2017(a)	1,000,000	1,001,977
1.65%, 1/22/2018	500,000	500,798
Westpac Banking Corp. 1.20%, 5/19/2017	300,000	300,213
1.50%, 12/1/2017	75,000	75,059
1.66%, 11/23/2018(a)	902,000	908,063

		20,916,065

Beverages - 3.0%
Coca-Cola Co. (The) 0.96%, 11/16/2017(a)	1,300,000	1,300,794
1.55%, 9/1/2021	1,745,000	1,700,072
PepsiCo, Inc. Series 1, 1.00%, 10/13/2017	902,000	900,965
1.51%, 2/22/2019(a)	902,000	909,166

		4,810,997

Capital Markets - 1.1%
Credit Suisse AG 1.75%, 1/29/2018	300,000	300,434
Morgan Stanley 4.75%, 3/22/2017	1,150,000	1,155,756
2.50%, 1/24/2019	308,000	310,823

		1,767,013

Chemicals - 0.4%
Monsanto Co. 1.15%, 6/30/2017	676,000	675,562

Communications Equipment - 1.8%
Cisco Systems, Inc. 1.10%, 3/3/2017	380,000	380,149
1.22%, 3/3/2017(a)	1,000,000	1,000,340
1.40%, 2/28/2018	902,000	903,555
1.43%, 3/1/2019(a)	652,000	656,612

		2,940,656

Consumer Finance - 8.0%
American Express Credit Corp. 1.40%, 8/15/2019(a)	893,000	895,005
American Honda Finance Corp. 1.19%, 7/14/2017(a)	818,000	818,801
1.20%, 7/14/2017	958,000	958,615
1.55%, 12/11/2017	200,000	200,529
Caterpillar Financial Services Corp. 1.17%, 3/3/2017(a)	1,000,000	1,000,130
Series 0025, 1.08%, 3/3/2017(a)	1,000,000	1,000,177
1.25%, 8/18/2017	125,000	125,080
Ford Motor Credit Co. LLC 4.25%, 2/3/2017	500,000	500,000
Series 1, 1.78%, 3/12/2019(a)	1,000,000	1,001,878
General Motors Financial Co., Inc. 2.57%, 1/14/2022(a)	1,350,000	1,366,543
John Deere Capital Corp. 1.28%, 10/15/2018(a)	1,400,000	1,401,109
1.95%, 12/13/2018	13,000	13,076

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Consumer Finance - (continued)
Nissan Motor Acceptance Corp. 1.49%, 3/3/2017(a)(b)	411,000	411,199
PACCAR Financial Corp. 1.60%, 3/15/2017	281,000	281,200
Synchrony Financial 1.88%, 8/15/2017	1,078,000	1,078,872
Toyota Motor Credit Corp. 1.11%, 5/16/2017(a)	760,000	760,211
1.45%, 1/12/2018	818,000	818,845

		12,631,270

Diversified Financial Services - 4.4%
JPMorgan Chase Bank NA 1.45%, 9/21/2018	1,000,000	999,226
1.44%, 9/21/2018(a)	1,000,000	1,002,181
Shell International Finance BV 1.20%, 5/10/2017(a)	1,300,000	1,301,007
1.46%, 11/10/2018(a)	993,000	999,798
2.13%, 5/11/2020	818,000	819,089
Siemens Financieringsmaatschappij NV 1.45%, 5/25/2018(b)	818,000	817,343
1.21%, 5/25/2018(a)(b)	1,000,000	1,000,659

		6,939,303

Diversified Telecommunication Services - 1.3%
AT&T, Inc. 1.60%, 2/15/2017	935,000	935,167
2.40%, 3/15/2017	385,000	385,699
Verizon Communications, Inc. 1.10%, 11/1/2017	750,000	748,436

		2,069,302

Electric Utilities - 0.5%
Southern Co. (The) 1.30%, 8/15/2017	873,000	873,037

Electrical Equipment - 0.2%
Eaton Corp. 1.50%, 11/2/2017	320,000	320,151

Food & Staples Retailing - 3.5%
Costco Wholesale Corp. 5.50%, 3/15/2017	610,000	613,383
1.13%, 12/15/2017	2,429,000	2,427,421
Walgreens Boots Alliance, Inc. 1.75%, 11/17/2017	65,000	65,144
1.75%, 5/30/2018	951,000	953,040
Wal-Mart Stores, Inc. 5.38%, 4/5/2017	1,361,000	1,371,119
1.00%, 4/21/2017	130,000	130,046

		5,560,153

Food Products - 3.0%
Campbell Soup Co. 3.05%, 7/15/2017	1,000,000	1,007,754
General Mills, Inc. 5.70%, 2/15/2017	1,300,000	1,302,124
Kellogg Co. 1.75%, 5/17/2017	1,131,000	1,133,494
Kraft Heinz Foods Co. 2.25%, 6/5/2017	760,000	762,722

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Food Products - (continued)
Unilever Capital Corp. 0.85%, 8/2/2017	500,000	499,453

		4,705,547

Health Care Providers & Services - 1.6%
McKesson Corp. 1.29%, 3/10/2017	575,000	575,208
1.40%, 3/15/2018	1,000,000	996,263
UnitedHealth Group, Inc. 1.45%, 7/17/2017	950,000	951,585

		2,523,056

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp. 5.30%, 3/15/2017	340,000	341,679
Starbucks Corp. 2.10%, 2/4/2021	73,000	72,894

		414,573

Household Durables - 1.0%
Whirlpool Corp. 1.35%, 3/1/2017	600,000	600,176
1.65%, 11/1/2017	978,000	978,856

		1,579,032

Household Products - 1.2%
Colgate-Palmolive Co. 2.63%, 5/1/2017	50,000	50,177
Kimberly-Clark Corp. 1.40%, 2/15/2019	732,000	729,847
1.90%, 5/22/2019	273,000	274,869
Procter & Gamble Co. (The) 1.16%, 11/1/2019(a)	805,000	807,326

		1,862,219

Industrial Conglomerates - 2.4%
General Electric Co. 2.30%, 4/27/2017	848,000	850,126
5.63%, 9/15/2017	55,000	56,526
1.60%, 11/20/2017	1,000,000	1,003,136
5.25%, 12/6/2017	100,000	103,372
1.53%, 1/14/2019(a)	760,000	765,355
Honeywell International, Inc. 1.40%, 10/30/2019	1,000,000	992,870

		3,771,385

Insurance - 1.7%
Berkshire Hathaway Finance Corp. 1.60%, 5/15/2017	950,000	951,645
1.32%, 1/12/2018(a)	818,000	820,600
1.65%, 3/15/2019(a)	902,000	912,119

		2,684,364

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 1.20%, 11/29/2017	315,000	315,047

IT Services - 3.0%
International Business Machines Corp. 1.25%, 2/6/2017	100,000	100,003
1.36%, 8/18/2017(a)	2,602,000	2,609,333
1.25%, 2/8/2018	400,000	399,936
Mastercard, Inc. 2.00%, 4/1/2019	156,000	157,322

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
IT Services - (continued)
Visa, Inc. 1.20%, 12/14/2017	1,536,000	1,536,088

		4,802,682

Machinery - 0.7%
Illinois Tool Works, Inc. 0.90%, 2/25/2017	125,000	124,962
Stanley Black & Decker, Inc. 1.62%, 11/17/2018	1,000,000	996,790

		1,121,752

Media - 0.7%
Walt Disney Co. (The) 1.25%, 5/30/2019(a)	1,060,000	1,063,616

Multiline Retail - 0.2%
Nordstrom, Inc. 6.25%, 1/15/2018	300,000	312,884

Oil, Gas & Consumable Fuels - 5.9%
BP Capital Markets plc 1.85%, 5/5/2017	60,000	60,117
1.63%, 9/26/2018(a)	855,000	858,306
Canadian Natural Resources Ltd. 1.75%, 1/15/2018	168,000	167,964
Chevron Corp. 1.41%, 5/16/2018(a)	1,115,000	1,120,212
1.96%, 3/3/2020	311,000	311,360
Exxon Mobil Corp. 1.00%, 3/15/2017(a)	818,000	818,223
0.92%, 3/15/2017	1,250,000	1,250,385
1.54%, 2/28/2018(a)	902,000	908,143
Sinopec Group Overseas Development 2014 Ltd. 1.79%, 4/10/2017(a)(b)	1,000,000	1,000,077
Total Capital Canada Ltd. 1.45%, 1/15/2018	1,000,000	1,001,024
Total Capital International SA 1.50%, 2/17/2017	1,805,000	1,805,476

		9,301,287

Pharmaceuticals - 6.3%
AstraZeneca plc 1.75%, 11/16/2018	902,000	904,194
1.44%, 11/16/2018(a)	902,000	907,590
Eli Lilly & Co. 5.20%, 3/15/2017	56,000	56,287
1.25%, 3/1/2018	2,248,000	2,245,646
GlaxoSmithKline Capital plc 1.50%, 5/8/2017	2,762,000	2,765,232
Johnson & Johnson 5.55%, 8/15/2017	1,204,000	1,233,279
1.13%, 11/21/2017	942,000	942,715
1.20%, 3/1/2019(a)	902,000	905,713

		9,960,656

Road & Rail - 0.5%
Canadian National Railway Co. 1.07%, 11/14/2017(a)	818,000	818,730

Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp. 1.35%, 12/15/2017	2,480,000	2,483,557

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments, Inc. 0.88%, 3/12/2017	165,000	165,021

		2,648,578

Software - 1.4%
Oracle Corp. 1.21%, 7/7/2017(a)	370,000	370,456
1.20%, 10/15/2017	1,802,000	1,802,823

		2,173,279

Specialty Retail - 0.8%
Home Depot, Inc. (The) 2.00%, 6/15/2019	40,000	40,348
Lowe’s Cos., Inc. 1.63%, 4/15/2017	1,240,000	1,241,008

		1,281,356

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc. 0.95%, 5/5/2017(a)	550,000	550,123
1.74%, 2/22/2019(a)	902,000	914,261
1.18%, 5/6/2019(a)	454,000	456,932

		1,921,316

Tobacco - 1.8%
Philip Morris International, Inc. 1.13%, 8/21/2017	2,800,000	2,799,658

Wireless Telecommunication Services - 0.7%
Vodafone Group plc 5.63%, 2/27/2017	500,000	501,546
1.63%, 3/20/2017	210,000	210,167
1.25%, 9/26/2017	405,000	404,414

		1,116,127

TOTAL CORPORATE BONDS (Cost $118,365,907)		118,485,593

U.S. TREASURY OBLIGATIONS - 3.8%
U.S. Treasury Floating Rate Notes 0.68%, 10/31/2018(a)	3,000,000	3,003,252
0.65%, 1/31/2019(a)	3,000,000	2,999,322

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,999,131)		6,002,574

ASSET-BACKED SECURITIES - 3.3%
AmeriCredit Automobile Receivables Trust Series 2015-3, Class A2A, 1.07%, 1/8/2019	248,539	248,481
BMW Vehicle Lease Trust Series 2015-2, Class A2A, 1.07%, 1/22/2018	425,999	425,944
CARDS II Trust Series 2015-2A, Class A, 1.29%, 7/15/2020(a)(b)	1,000,000	1,001,680

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - (continued)
CarMax Auto Owner Trust Series 2017-1, Class A2, 1.54%, 2/18/2020	1,400,000	1,400,000
CNH Equipment Trust Series 2015-C, Class A2A, 1.10%, 12/17/2018	323,178	322,995
Ford Credit Auto Lease Trust Series 2015-B, Class A2A, 1.04%, 5/15/2018	401,816	401,773
GM Financial Automobile Leasing Trust Series 2015-3, Class A2A, 1.17%, 6/20/2018	518,827	518,808
Hyundai Auto Lease Securitization Trust Series 2017-A, Class A2B, 1.14%, 7/15/2019(a)(b)	500,000	500,172
Santander Drive Auto Receivables Trust Series 2015-5, Class A2A, 1.12%, 12/17/2018	54,656	54,655
World Omni Auto Receivables Trust Series 2015-B, Class A2B, 1.17%, 7/15/2019(a)	415,722	416,103

TOTAL ASSET-BACKED SECURITIES (Cost $5,288,691)		5,290,611

SHORT-TERM INVESTMENTS - 18.5%
CERTIFICATES OF DEPOSIT - 6.5%
Chase Bank USA NA 1.28%, 1/9/2018(a)	2,000,000	1,999,916
Citibank NA 1.13%, 4/28/2017	1,400,000	1,400,717
Shizuoka Bank Ltd. (The) 0.90%, 2/1/2017	2,000,000	2,000,029
Skandinaviska Enskilda Banken AB 1.26%, 2/16/2017(a)	1,900,000	1,900,475
Toronto-Dominion Bank 1.23%, 7/7/2017	1,000,000	1,000,608
1.52%, 10/16/2017(a)	2,000,000	2,004,408

TOTAL CERTIFICATES OF DEPOSIT (Cost $10,300,052)		10,306,153

COMMERCIAL PAPER - 4.4%
Alpine Securitization Ltd. 1.18%, 3/23/2017(c)	2,500,000	2,496,936
Bennington Stark Capital Co. LLC 1.15%, 4/10/2017(b)(c)	3,000,000	2,994,595
Mondelez International, Inc. 0.95%, 2/27/2017(c)	1,500,000	1,498,854

TOTAL COMMERCIAL PAPER (Cost $6,988,357)		6,990,385

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - (continued)
REPURCHASE AGREEMENT - 6.3%
SG America Securities LLC, 1.01%, dated 1/31/2017, due 2/1/2017, repurchase price $10,000,281, collateralized by various Corporate Bonds, ranging from 3.90% - 9.75%, maturing 2/1/2023 - 9/1/2042; U.S. Treasury Security, 2.50%, maturing 5/15/2024; total market value $10,159,203 (Cost $10,000,000)	10,000,000	10,000,000

U.S. TREASURY OBLIGATION - 1.3%
U.S. Treasury Bill Zero Coupon, 2/1/2018 (Cost $1,983,367)	2,000,000	1,983,620

TOTAL SHORT-TERM INVESTMENTS (Cost $29,271,776)		29,280,158

Total Investments — 100.3% (Cost $158,925,505)		159,058,936
Liabilities Less Other Assets — (0.3%)		(544,621)

Net assets — 100.0%		158,514,315

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 1/31/2017 and changes periodically.
(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The rate shown was the current yield as of 1/31/2017.

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,321
Aggregate gross unrealized depreciation	(69,890)

Net unrealized appreciation	$133,431

Federal income tax cost of investments	$158,925,505

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2017 (Unaudited)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2017:

Australia	4.1%
Canada	4.9
Cayman Islands	1.6
China	0.6
France	2.2
Germany	1.6
Japan	1.5
Netherlands	2.6
Sweden	7.5
Switzerland	0.2
United Kingdom	5.9
United States	67.6
Other[1]	(0.3)

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

January 31, 2017 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 94.4%
FlexShares Credit-Scored US Corporate Bond Index Fund(a)	18,585	932,967
FlexShares Credit-Scored US Long Corporate Bond Index Fund(a)	8,125	413,725
Flexshares Disciplined Duration MBS Index Fund(a)	34,558	834,921
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund(a)	4,365	108,383
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(a)	6,797	171,420
iShares 20+ Year Treasury Bond Fund	335	40,234
iShares 3-7 Year Treasury Bond Fund	2,415	296,731
iShares 7-10 Year Treasury Bond Fund	1,230	129,212

TOTAL EXCHANGE TRADED FUNDS (Cost $2,946,093)		2,927,593

	Principal Amount ($)
SHORT-TERM INVESTMENT - 0.5%
U.S. TREASURY OBLIGATION - 0.5%
U.S. Treasury Bill 0.43%, 2/16/2017 (Cost $14,997)(b)(c)	15,000	14,997

Total Investments — 94.9% (Cost $2,961,090)		2,942,590
Other Assets Less Liabilities — 5.1%		158,192

Net assets — 100.0%		3,100,782

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.
(c)	The rate shown was the current yield as of 1/31/2017.

Percentages shown are based on Net Assets.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,617
Aggregate gross unrealized depreciation	(20,117)

Net unrealized depreciation	$(18,500)

Federal income tax cost of investments	$2,961,090

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

January 31, 2017 (Unaudited)

As of January 31, 2017, the FlexShares Core Select Bond Fund was invested in securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending January 31, 2017, was as follows:

Security	Value November 18, 2016*	Purchases at Cost	Sales at Cost	Value January 31, 2017	Dividend Income	Realized Gain
FlexShares Credit-Scored US Corporate Bond Index Fund	$—	$935,571	$—	$932,967	$3,212	$3,668
FlexShares Credit-Scored US Long Corporate Bond Index Fund	—	423,142	—	413,725	2,572	5,545
Flexshares Disciplined Duration MBS Index Fund	—	1,026,566	184,176	834,921	4,788	(2,313)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	—	107,940	—	108,383	125	—
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	—	170,385	—	171,420	175	—

	$—	$2,663,604	$184,176	$2,461,416	$10,872	$6,900

*	Commencement of investment operations.

Futures Contracts

FlexShares® Core Select Bond Fund had the following open short futures contracts as of January 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Treasury 10 Year Note Futures Contract	1	03/22/2017	$124,469	$(4)
U.S. Treasury 5 Year Note Futures Contract	1	03/31/2017	117,867	(300)

				$(304)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2017 (Unaudited)

Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust. The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board of Trustees. Such circumstances include, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund and FlexShares International Quality Dividend Dynamic Index Fund are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter,

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2017 (Unaudited)

are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange on which the security is traded. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by Northern Trust Investments, Inc. (“NTI”). Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund’s ability to track its Underlying Index. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAV s and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board of Trustees’ oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board of Trustees.

The following is a summary of the valuations as of January 31, 2017 for each Fund based upon the three levels defined above. During the period ended January 31, 2017, there were two Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index
Investments
Common Stocks*	$948,202,840	$—	$—	$948,202,840
Rights	—	—	36,207	36,207
Securities Lending Reinvestments
Certificates of Deposit	—	29,209,913	—	29,209,913
Commercial Paper	—	12,488,967	—	12,488,967
Funding Agreement	—	3,000,000	—	3,000,000
Master Demand Note	—	4,000,000	—	4,000,000
Repurchase Agreements	—	48,777,743	—	48,777,743
Time Deposit	—	2,000,000	—	2,000,000

Total Investments	$948,202,840	$99,476,623	$36,207	$1,047,715,670

Other Financial Instruments
Assets
Futures Contracts	$165,176	$—	$—	$165,176

Total Other Financial Instruments	$165,176	$—	$—	$165,176

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FlexShares Morningstar US Market Factor Tilt Index
Balance as of 10/31/2016	$36,207
Total gain or loss (realized/unrealized included in earnings)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 01/31/2017	$36,207

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 01/31/2017.	$—

Contingent Value Right	Fair Value at 1/31/2017	Valuation Techniques	Unobservable Inputs	Sensitivity [1]
Leap Wireless International, Inc.	$36,207	Consensus Pricing	Price to Earnings Multiple/Liquidity Discount	1

	Level 1 – Quoted Prices*a	Level 2 – Other Significant Observable Inputs*b	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index
Investments
Closed End Funds	$1,603,191	$—	$—	$1,603,191
Common Stocks
Banks	93,512,401	304,558	526	93,817,485
Biotechnology	3,893,597	25,730	—	3,919,327
Electric Utilities	7,965,445	18,933	—	7,984,378
Pharmaceuticals	26,341,760	101,209	—	26,442,969
Software	5,481,029	26,670	—	5,507,699
Other*	554,873,253	—	—	554,873,253
Rights	9,494	245,827	—	255,321
Short-Term Investment	3,467	—	—	3,467
Securities Lending Reinvestments
Certificates of Deposit	—	3,250,526	—	3,250,526
Commercial Paper	—	1,498,763	—	1,498,763
Master Demand Note	—	500,000	—	500,000
Repurchase Agreements	—	3,552,332	—	3,552,332

Total Investments	$693,683,637	$9,524,548	$526	$703,208,711

Other Financial Instruments
Assets
Futures Contracts	$34,320	$—	$—	$34,320
Forward Foreign Currency Contracts	—	97,589	—	97,589
Liabilities
Forward Foreign Currency Contracts	—	(82,226)	—	(82,226)

Total Other Financial Instruments	$34,320	$15,363	$—	$49,683

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2017 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index
Balance as of 10/31/2016	$533
Total gain or loss (realized/unrealized included in earnings)	(7)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 01/31/2017	$526

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 01/31/2017.	$(7)

Common Stock	Fair Value at 1/31/2017	Valuation Techniques	Unobservable Inputs	Sensitivity [1]
Banco Espirito Santo SA	$526	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

	Level 1 – Quoted Prices*c	Level 2 – Other Significant Observable Inputs*d	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index
Investments
Common Stocks
Banks	$53,745,456	$498,572	$—	$54,244,028
Chemicals	12,800,867	167,410	—	12,968,277
Construction Materials	4,798,156	438,553	—	5,236,709
Diversified Financial Services	4,899,716	1,423	—	4,901,139
Machinery	3,799,308	19,353	—	3,818,661
Oil, Gas & Consumable Fuels	19,504,900	13,869	—	19,518,769
Pharmaceuticals	3,482,425	258,192	—	3,740,617
Real Estate Management & Development	19,190,721	8,769	—	19,199,490
Software	1,048,264	6,232	—	1,054,496
Textiles, Apparel & Luxury Goods	6,260,891	167,414	—	6,428,305
Other*	198,495,390	—	—	198,495,390
Corporate Bond*	—	9,967	—	9,967
Rights	334	9,828	—	10,162
Warrant	270	—	—	270
Securities Lending Reinvestments
Repurchase Agreements	—	762,359	—	762,359

Total Investments	$328,026,698	$2,361,941	$—	$330,388,639

Other Financial Instruments
Assets
Futures Contracts	$119,999	$—	$—	$119,999
Forward Foreign Currency Contracts	—	3,425	—	3,425
Liabilities
Forward Currency Contracts	—	(6,863)	—	(6,863)

Total Other Financial Instruments	$119,999	$(3,438)	$—	$116,561

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index
Investments
Exchange Traded Fund	$20,776,160	$—	$—	$20,776,160

Total Investments	$20,776,160	$—	$—	$20,776,160

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$78	$—	$78
Liabilities
Forward Foreign Currency Contracts	—	(337,266)	—	(337,266)

Total Other Financial Instruments	$—	$(337,188)	$—	$(337,188)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar EM Factor Tilt Index
Investments
Exchange Traded Fund	$35,868,505	$—	$—	$35,868,505

Total Investments	$35,868,505	$—	$—	$35,868,505

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$7,030	$—	$7,030
Liabilities
Forward Foreign Currency Contracts	—	(241,247)	—	(241,247)

Total Other Financial Instruments	$—	$(234,217)	$—	$(234,217)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares US Quality Large Cap Index
Investments
Common Stocks*	$7,031,789	$—	$—	$7,031,789

Total Investments	$7,031,789	$—	$—	$7,031,789

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® US ESG Impact Index
Investments
Common Stocks*	$5,340,046	$—	$—	$5,340,046

Total Investments	$5,340,046	$—	$—	$5,340,046

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® Global ESG Impact Index
Investments
Closed End Fund	$1,088	$—	$—	$1,088
Common Stocks
Electric Utilities	107,386	164	—	107,550
Other*	7,811,225	—	—	7,811,225
Right	11	—	—	11

Total Investments	$7,919,710	$164	$—	$7,919,874

Other Financial Instruments
Assets
Futures Contracts	$472	$—	$—	$472

Total Other Financial Instruments	$472	$—	$—	$472

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index
Investments
Common Stocks*	$3,883,766,811	$—	$—	$3,883,766,811
Securities Lending Reinvestments
Certificates of Deposit	—	32,260,309	—	32,260,309
Commercial Paper	—	15,061,690	—	15,061,690
Funding Agreement	—	3,000,000	—	3,000,000
Master Demand Note	—	5,000,000	—	5,000,000
Repurchase Agreements	—	77,568,385	—	77,568,385
Time Deposit	—	1,000,000	—	1,000,000

Total Investments	$3,883,766,811	$133,890,384	$—	$4,017,657,195

Other Financial Instruments
Assets
Futures Contracts	$325,534	$—	$—	$325,534
Forward Foreign Currency Contracts	—	162,765	—	162,765
Liabilities
Forward Foreign Currency Contracts	—	(179,338)	—	(179,338)

Total Other Financial Instruments	$325,534	$(16,573)	$—	$308,961

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*e	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index
Investments
Common Stocks
Commercial Services & Supplies	$20,564,022	$168,892	$—	$20,732,914
Electric Utilities	96,803,825	273,837	—	97,077,662
Other*	617,074,184	—	—	617,074,184
Securities Lending Reinvestments
Certificates of Deposit	—	10,601,765	—	10,601,765
Commercial Paper	—	2,997,527	—	2,997,527
Master Demand Note	—	1,500,000	—	1,500,000
Repurchase Agreements	—	15,484,951	—	15,484,951
Time Deposit	—	1,000,000	—	1,000,000

Total Investments	$734,442,031	$32,026,972	$—	$766,469,003

Other Financial Instruments
Assets
Futures Contracts	$69,153	$—	$—	$69,153
Forward Foreign Currency Contracts	—	28,531	—	28,531
Liabilities
Futures Contracts	(217)	—	—	(217)
Forward Foreign Currency Contracts	—	(23,192)	—	(23,192)

Total Other Financial Instruments	$68,936	$5,339	$—	$74,275

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index
Investments
Common Stocks*	$191,311,737	$—	$—	$191,311,737
Securities Lending Reinvestments
Certificates of Deposit	—	3,875,467	—	3,875,467
Commercial Paper	—	1,523,729	—	1,523,729
Master Demand Note	—	400,000	—	400,000
Repurchase Agreements	—	9,985,951	—	9,985,951

Total Investments	$191,311,737	$15,785,147	$—	$207,096,884

Other Financial Instruments
Assets
Futures Contracts	$22,976	$—	$—	$22,976
Forward Foreign Currency Contracts	—	19,273	—	19,273
Liabilities
Futures Contracts	(5,164)	—	—	(5,164)
Forward Foreign Currency Contracts	—	(21,186)	—	(21,186)

Total Other Financial Instruments	$17,812	$(1,913)	$—	$15,899

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Real Assets Allocation Index
Investments
Exchange Traded Funds	$1,291,589	$—	$—	$1,291,589

Total Investments	$1,291,589	$—	$—	$1,291,589

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index
Investments
Common Stocks*	$1,633,696,074	$—	$—	$1,633,696,074
Securities Lending Reinvestments
Certificates of Deposit	—	43,505,260	—	43,505,260
Commercial Paper	—	24,478,096	—	24,478,096
Funding Agreement	—	4,000,000	—	4,000,000
Repurchase Agreements	—	63,030,751	—	63,030,751
Time Deposit	—	2,000,000	—	2,000,000

Total Investments	$1,633,696,074	$137,014,107	$—	$1,770,710,181

Other Financial Instruments
Assets
Futures Contracts	$163,093	$—	$—	$163,093

Total Other Financial Instruments	$163,093	$—	$—	$163,093

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index
Investments
Common Stocks*	$282,836,114	$—	$—	$282,836,114
Rights	—	8,988	—	8,988
Securities Lending Reinvestments
Certificates of Deposit	—	7,851,495	—	7,851,495
Commercial Paper	—	3,396,985	—	3,396,985
Master Demand Note	—	1,500,000	—	1,500,000
Repurchase Agreements	—	13,054,396	—	13,054,396

Total Investments	$282,836,114	$25,811,864	$—	$308,647,978

Other Financial Instruments
Assets
Futures Contracts	$36,934	$—	$—	$36,934

Total Other Financial Instruments	$36,934	$—	$—	$36,934

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index
Investments
Common Stocks*	$66,523,875	$—	$—	$66,523,875
Securities Lending Reinvestments
Certificates of Deposit	—	249,983	—	249,983
Commercial Paper	—	299,704	—	299,704
Master Demand Note	—	100,000	—	100,000
Repurchase Agreements	—	3,714,559	—	3,714,559

Total Investments	$66,523,875	$4,364,246	$—	$70,888,121

Other Financial Instruments
Assets
Futures Contracts	$14,043	$—	$—	$14,043

Total Other Financial Instruments	$14,043	$—	$—	$14,043

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index
Investments
Common Stocks*	$557,892,198	$—	$—	$557,892,198
Securities Lending Reinvestment
Repurchase Agreement	—	270,785	—	270,785

Total Investments	$557,892,198	$270,785	$—	$558,162,983

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2017 (Unaudited)

	Level 1 – Quoted Prices* (continued)	Level 2 – Other Significant Observable Inputs* (continued)	Level 3 – Significant Unobservable Inputs (continued)	Total (continued)
Other Financial Instruments
Assets
Futures Contracts	$57,369	$—	$—	$57,369
Forward Foreign Currency Contracts	—	60,513	—	60,513
Liabilities
Futures Contracts	(624)	—	—	(624)
Forward Foreign Currency Contracts	—	(59,169)	—	(59,169)

Total Other Financial Instruments	$56,745	$1,344	$—	$58,089

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index
Investments
Common Stocks*	$73,154,537	$—	$—	$73,154,537
Securities Lending Reinvestment
Repurchase Agreement	—	264,328	—	264,328

Total Investments	$73,154,537	$264,328	$—	$73,418,865

Other Financial Instruments
Assets
Futures Contracts	$35,047	$—	$—	$35,047
Forward Foreign Currency Contracts	—	20,868	—	20,868
Liabilities
Forward Foreign Currency Contracts	—	(36,117)	—	(36,117)

Total Other Financial Instruments	$35,047	$(15,249)	$—	$19,798

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index
Investments
Common Stocks*	$43,952,509	$—	$—	$43,952,509
Right	6,539	—	—	6,539
Securities Lending Reinvestment
Repurchase Agreement	—	6,375	—	6,375

Total Investments	$43,959,048	$6,375	$—	$43,965,423

Other Financial Instruments
Assets
Futures Contracts	$7,843	—	—	7,843

Total Other Financial Instruments	$7,843	$—	$—	$7,843

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$1,912,846,861	$—	$1,912,846,861

Total Investments	$—	$1,912,846,861	$—	$1,912,846,861

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$706,907,303	$—	$706,907,303

Total Investments	$—	$706,907,303	$—	$706,907,303

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index
Investments
Mortgage-Backed Securities	$—	$32,442,496	$—	$32,442,496

Total Investments	$—	$32,442,496	$—	$32,442,496

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Corporate Bond Index
Investments
Corporate Bonds*	$—	$39,411,880	$—	$39,411,880

Total Investments	$—	$39,411,880	$—	$39,411,880

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Long Corporate Bond Index
Investments
Corporate Bonds*	$—	$12,449,517	$—	$12,449,517

Total Investments	$—	$12,449,517	$—	$12,449,517

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income
Investments
Asset-Backed Securities	$—	$5,290,611	$—	$5,290,611
Corporate Bonds*	—	118,485,593	—	118,485,593
Short-Term Investment	—	29,280,158	—	29,280,158
U.S. Treasury Obligations	—	6,002,574	—	6,002,574

Total Investments	$—	$159,058,936	$—	$159,058,936

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Core Select Bond
Investments
Exchange Traded Funds	$2,927,593	$—	$—	$2,927,593
Short-Term Investment	—	14,997	—	14,997

Total Investments	$2,927,593	$14,997	$—	$2,942,590

Other Financial Instruments
Liabilities
Futures Contracts	$(304)	$—	$—	$(304)

Total Other Financial Instruments	$(304)	$—	$—	$(304)

*	See Schedules of Investments for segregation by industry type.
[a]

During the period ended January 31, 2017, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $11,514 or 0.00% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

[b]

During the period ended January 31, 2017, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $126,939 or 0.02% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[c]

During the period ended January 31, 2017, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $141,440 or 0.04% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

[d]

During the period ended January 31, 2017, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $504,805 or 0.15% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[e]

During the period ended January 31, 2017, the FlexShares STOXX® Global Broad Infrastructure Index Fund changed classification of security with a market value of $168,892 or 0.02% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

[1]

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases (decreases) in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2017 (Unaudited)

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement
U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%
U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%
U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of the Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of the Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan, and the value of investments made with cash collateral received are disclosed in the Schedule of Investments.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
March 28, 2017

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
March 28, 2017